As Filed with the Securities and Exchange Commission on April 25, 2008
Registration No. 333-82957
811-05846

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 17

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Exact Name of Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Name of Depositor)

One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number: (781) 237-6030

Sandra M. DaDalt, Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park, SC 1335
Wellesley Hills, Massachusetts 02481
(Name and Address of Agent for Service)

Copies of Communications to:
Thomas C. Lauerman, Esq.
Jorden Burt LLP
1025 Thomas Jefferson Street, N.W.
Suite 400 East
Washington, D.C. 20007-0805

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PART A

PROSPECTUS
MAY 1, 2008

MFS REGATTA EXTRA

Sun Life Assurance Company of Canada (U.S.) and Sun Life of Canada (U.S.) Variable Account F offer the flexible payment deferred annuity contracts and certificates described in this Prospectus to groups and individuals.

You may choose among a number of variable investment options and a range of fixed options. The variable options are Sub-Accounts in the Variable Account, each of which invests in shares of one of the following fund options of the MFS® Variable Insurance Trust II (the "Funds"):

Large-Cap Equity Funds	Emerging Markets Equity Funds
MFS® Capital Appreciation Portfolio - S Class	MFS® Emerging Markets Equity Portfolio - S Class
MFS® Core Equity Portfolio - S Class	Specialty/Sector Equity Funds
MFS® Growth Portfolio - S Class[1]	MFS® Technology Portfolio - S Class
MFS® Massachusetts Investors Growth	MFS® Utilities Portfolio - S Class
Stock Portfolio - S Class	Asset Allocation Funds
MFS® Blended Research Core Equity Portfolio - S Class[2]	MFS® Total Return Portfolio - S Class
MFS® Research Portfolio - S Class	Global Asset Allocation Funds
MFS® Strategic Value Portfolio - S Class	MFS® Global Total Return Portfolio - S Class
MFS® Value Portfolio - S Class	Money Market Funds
Mid-Cap Equity Funds	MFS® Money Market Portfolio - S Class
MFS® Mid Cap Growth Portfolio - S Class	Intermediate-Term Bond Funds
MFS® Mid Cap Value Portfolio - S Class	MFS® Bond Portfolio - S Class
Small-Cap Equity Funds	MFS® Government Securities Portfolio - S Class
MFS® New Discovery Portfolio - S Class	Multi-Sector Bond Funds
International/Global Equity Funds	MFS® Strategic Income Portfolio - S Class
MFS® Global Growth Portfolio - S Class	High Yield Bond Funds
MFS® Research International Portfolio - S Class	MFS® High Yield Portfolio - S Class
MFS® International Growth Portfolio - S Class	World Bond Funds
MFS® International Value Portfolio - S Class	MFS® Global Governments Portfolio - S Class

[1]	Formerly MFS® Emerging Growth Portfolio - S Class.
[2]	Formerly MFS® Massachusetts Investors Trust - S Class.

Massachusetts Financial Services Company serves as investment adviser to all of the Funds in the MFS® Variable Insurance Trust II .

Please refer to the appendix entitled "Previously Available Investment Options" for information about certain Funds that are no longer available in connection with new Contracts being issued, but that are still available under certain Contracts that are already outstanding.

The fixed account options are available for specified time periods, called Guarantee Periods, and pay interest at a guaranteed rate for each period.

Please read this Prospectus and the Trust prospectus carefully before investing and keep them for future reference. They contain important information about the Contract and the Funds.

We have filed a Statement of Additional Information dated May 1, 2008 (the "SAI") with the Securities and Exchange Commission (the "SEC"), which is incorporated by reference in this Prospectus. The table of contents for the SAI is on page 48 of this Prospectus. You may obtain a copy without charge by writing to us at the address shown below (which we sometimes refer to as our "Annuity Mailing Address") or by telephoning (800) 752-7215. In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file with the SEC.

The Contracts are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Expenses associated with contracts offering a bonus credit may be higher than those associated with contracts that do not offer a bonus credit. The bonus credit may be more than offset by the charges associated with the credit.

Any reference in this prospectus to receipt by us means receipt at the following address:

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

TABLE OF CONTENTS

SPECIAL TERMS [INSERT PAGE NUMBER]
PRODUCT HIGHLIGHTS [INSERT PAGE NUMBER]
FEES AND EXPENSES [INSERT PAGE NUMBER]
EXAMPLE [INSERT PAGE NUMBER]
CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]
THE ANNUITY CONTRACT [INSERT PAGE NUMBER]
COMMUNICATING TO US ABOUT YOUR CONTRACT [INSERT PAGE NUMBER]
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) [INSERT PAGE NUMBER]
THE VARIABLE ACCOUNT [INSERT PAGE NUMBER]
VARIABLE ACCOUNT OPTIONS: THE MFS® VARIABLE INSURANCE TRUST II                                                                                                                                                      [INSERT PAGE NUMBER]
THE FIXED ACCOUNT [INSERT PAGE NUMBER]
THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS [INSERT PAGE NUMBER]
THE ACCUMULATION PHASE [INSERT PAGE NUMBER]
Issuing Your Contract [INSERT PAGE NUMBER]
Amount and Frequency of Purchase Payments [INSERT PAGE NUMBER]
Allocation of Net Purchase Payments [INSERT PAGE NUMBER]
Your Account [INSERT PAGE NUMBER]
Your Account Value [INSERT PAGE NUMBER]
Purchase Payment Interest [INSERT PAGE NUMBER]
Variable Account Value [INSERT PAGE NUMBER]
Fixed Account Value [INSERT PAGE NUMBER]
Transfer Privilege [INSERT PAGE NUMBER]
Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates [INSERT PAGE NUMBER]
Other Programs [INSERT PAGE NUMBER]
WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT                                                                                                                                                                [INSERT PAGE NUMBER]
Cash Withdrawals [INSERT PAGE NUMBER]
Withdrawal Charge [INSERT PAGE NUMBER]
Types of Withdrawals Not Subject to Withdrawal Charge [INSERT PAGE NUMBER]
Market Value Adjustment [INSERT PAGE NUMBER]
CONTRACT CHARGES [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Administrative Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Charges for Optional Death Benefit Riders [INSERT PAGE NUMBER]
Premium Taxes [INSERT PAGE NUMBER]
Fund Expenses [INSERT PAGE NUMBER]
Modification in the Case of Group Contracts [INSERT PAGE NUMBER]
DEATH BENEFIT [INSERT PAGE NUMBER]
Amount of Death Benefit [INSERT PAGE NUMBER]
The Basic Death Benefit [INSERT PAGE NUMBER]
Optional Death Benefit Riders [INSERT PAGE NUMBER]
Spousal Continuance [INSERT PAGE NUMBER]
Calculating the Death Benefit [INSERT PAGE NUMBER]
Method of Paying Death Benefit [INSERT PAGE NUMBER]
Non-Qualified Contracts [INSERT PAGE NUMBER]
Selection and Change of Beneficiary [INSERT PAGE NUMBER]
Payment of Death Benefit [INSERT PAGE NUMBER]
Due Proof of Death [INSERT PAGE NUMBER]
THE INCOME PHASE -- ANNUITY PROVISIONS [INSERT PAGE NUMBER]
Selection of the Annuitant or Co-Annuitant [INSERT PAGE NUMBER]
Selection of the Annuity Commencement Date [INSERT PAGE NUMBER]
Annuity Options [INSERT PAGE NUMBER]
Selection of Annuity Option [INSERT PAGE NUMBER]
Amount of Annuity Payments [INSERT PAGE NUMBER]
Exchange of Variable Annuity Units [INSERT PAGE NUMBER]
Account Fee [INSERT PAGE NUMBER]
Annuity Payment Rates [INSERT PAGE NUMBER]
Annuity Options as Method of Payment for Death Benefit [INSERT PAGE NUMBER]
OTHER CONTRACT PROVISIONS [INSERT PAGE NUMBER]
Exercise of Contract Rights [INSERT PAGE NUMBER]
Change of Ownership [INSERT PAGE NUMBER]
Voting of Fund Shares [INSERT PAGE NUMBER]
Reports to Owners [INSERT PAGE NUMBER]
Substitution of Securities [INSERT PAGE NUMBER]
Change in Operation of Variable Account [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Discontinuance of New Participants [INSERT PAGE NUMBER]
Reservation of Rights [INSERT PAGE NUMBER]
Right to Return [INSERT PAGE NUMBER]
TAX CONSIDERATIONS [INSERT PAGE NUMBER]
U.S. Federal Income Tax Considerations [INSERT PAGE NUMBER]
Puerto Rico Tax Considerations [INSERT PAGE NUMBER]
ADMINISTRATION OF THE CONTRACTS [INSERT PAGE NUMBER]
DISTRIBUTION OF THE CONTRACTS [INSERT PAGE NUMBER]
AVAILABLE INFORMATION [INSERT PAGE NUMBER]
INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE [INSERT PAGE NUMBER]
STATE REGULATION [INSERT PAGE NUMBER]
LEGAL PROCEEDINGS [INSERT PAGE NUMBER]
FINANCIAL STATEMENTS [INSERT PAGE NUMBER]
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION [INSERT PAGE NUMBER]
APPENDIX A - GLOSSARY [INSERT PAGE NUMBER]
APPENDIX B - WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT [INSERT PAGE NUMBER]
APPENDIX C - CALCULATION OF BASIC DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX D - CALCULATION OF EEB OPTIONAL DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX E - CALCULATION OF EEB AND MAV AND 5% ROLL-UP OPTIONAL DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX F - CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX G - CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT                                                                                                                                                                [INSERT PAGE NUMBER]
APPENDIX H - CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT [INSERT PAGE NUMBER]
APPENDIX I - CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT) [INSERT PAGE NUMBER]
APPENDIX J - PREVISOULY AVAILABLE INVESTMENT OPTIONS [INSERT PAGE NUMBER]
APPENDIX K - CONDENSED FINANCIAL INFORMATION [INSERT PAGE NUMBER]

SPECIAL TERMS

Your Contract is a legal document that uses a number of specially defined terms. We explain most of the terms that we use in this Prospectus in the context where they arise, and some are self-explanatory. In addition, for convenient reference, we have compiled a list of these terms in the Glossary included at the back of this Prospectus as Appendix A. If, while you are reading this Prospectus, you come across a term that you do not understand, please refer to the Glossary for an explanation.

PRODUCT HIGHLIGHTS

The headings in this section correspond to headings in the Prospectus under which we discuss these topics in more detail.

The Annuity Contract

The MFS Regatta Extra Fixed and Variable Annuity Contract provides a number of important benefits for your retirement planning.  During the Accumulation Phase, you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options.  During the Income Phase, we make annuity payments to you or someone else based on the amount you have accumulated.  The Contract provides tax-deferral so that you do not pay taxes on your earnings until you withdraw them. When purchased in connection with a tax-qualified plan, the Contract provides no additional tax-deferral benefits because tax-qualified plans confer their own tax-deferral.  The Contract also provides a basic death benefit if you die during the Accumulation Phase.  You may enhance the basic death benefit by purchasing one or more of the optional death benefit riders.

The Accumulation Phase

Under most circumstances, you can buy the Contract with an initial Purchase Payment of $10,000 or more, and you can make additional Purchase Payments at any time during the Accumulation Phase.  Currently, there is no minimum amount required for additional Purchase Payments.  However, we reserve the right to limit additional Purchase Payments of at least $1,000.  We will not normally accept a Purchase Payment if your Account Value is over $2 million or, if the Purchase Payment would cause your Account Value to exceed $2 million.  In addition, we will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at a rate of 2% to 5% of each Purchase Payment based upon the interest rate option you choose when you apply for your Contract.

Variable Account Options:  The Funds

You can allocate your Purchase Payments among Sub-Accounts, each of which invests in a separate securities portfolio of the MFS® Variable Insurance Trust II , an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Trust .  The investment returns on the Funds are not guaranteed.  You can make or lose money.  You can make transfers among the Funds and the Fixed Account Options.

The Fixed Account Options:  The Guarantee Periods

You can allocate your Purchase Payments to the Fixed Account and elect to invest in one or more of the Guarantee Periods we make available from time to time.  Each Guarantee Period earns interest at a Guaranteed Interest Rate that we publish.  We may change the Guaranteed Interest Rate from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by law.  Once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.  We may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, future allocations or transfers into that Guarantee Period will not be permitted.

Fees and Expenses

The Contract has insurance features and investment features, and there are costs related to each.

During the Accumulation Phase, we deduct a $35 Annual Account Fee, if your Account Value is less than $100,000 on your Account Anniversary.  We will waive the Account Fee if your Contract was fully invested in the Fixed Account during the entire Account Year.  After the fifth Contract Year, we may increase the fee, but it will never exceed $50.

During the Accumulation Phase, we deduct a mortality and expense risk charge at an annual rate of 1.30% of the average daily value of the Contract invested in the Variable Account.  We also deduct an administrative charge at an annual rate of 0.15% of the average daily value of the Contract invested in the Variable Account.

If you take more than a specified amount of money out of your Contract, we assess a withdrawal charge against each Purchase Payment withdrawn.  For each Purchase Payment, the withdrawal charge (also known as a "contingent deferred sales charge") starts at 8% and declines to 0% after the Purchase Payment has been in the Contract for seven years.

Currently, you can make 12 free transfers each year; however, we reserve the right to impose a charge of up to $15 per transfer.

If you elect one or more of the optional death benefit riders, we will deduct, during the Accumulation Phase, an additional charge from the assets of the Variable Account ranging from an annual rate of 0.15% to 0.40% of the average daily value of your Contract, depending upon which optional death benefit rider(s) you elected.

In addition to the charges we impose under the Contract, there are also charges (which include management fees and operating expenses) imposed by the Funds. The charges vary depending upon which Fund(s) you have selected.

The Income Phase:  Annuity Provisions

If you want to receive regular income from your annuity after the Annuity Commencement Date, you can select one of several Annuity Options. You can choose to receive annuity payments from either the Fixed Account or from the available Variable Account options.  If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of the payments may fluctuate with the performance of the Funds.  Subject to the maximum Annuity Commencement Date, you decide when your Income Phase will begin but, once it begins, you cannot change your choice of annuity payment options.

During the Income Phase, the total insurance charges are deducted on a daily basis at an annual rate of 1.45% of your Account Value invested in the Variable Account.

Death Benefit

If you die before the Contract reaches the Income Phase, the beneficiary will receive a death benefit.  The amount of the death benefit depends upon your age on the Contract Date and whether you choose the basic death benefit or, for a fee, you enhance the death benefit by electing one or more of the optional death benefit riders available in your state.  If you are 85 or younger on your Contract Date, the basic death benefit pays the greatest of your Account Value, your total Purchase Payments (adjusted for withdrawals), or your cash Surrender Value, all calculated as of your Death Benefit Date. If you are 86 or older on your Contract Date, the basic death benefit is equal to the Surrender Value. You must make your election before the date on which your Contract becomes effective. The riders are only available if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after your Contract is issued.

Withdrawals, Withdrawal Charge and Market Value Adjustment

You can withdraw money from your Contract during the Accumulation Phase.  You may withdraw a portion of your Account Value each year without the imposition of a withdrawal charge.  This "free withdrawal amount" equals the amount of all Purchase Payments made and not withdrawn prior to the last 7 Account Years plus the greater of (1) your Contract earnings in the prior Account Year and (2) 10% of all Purchase Payments made in the last 7 Account Years (including the current Account Year).  All other Purchase Payments are subject to the withdrawal charge. Withdrawals made from the Fixed Account may also be subject to a Market Value Adjustment (see prospectus under "Market Value Adjustment"). You may also have to pay income taxes and tax penalties on money you withdraw.

Right to Return

Your Contract contains a "free look" provision.  If you can cancel your Contract within 10 days after receiving it (or later if required by your state), we will send you, depending upon the laws of your state, either the full amount of all of your Purchase Payments or your Account Value as of the day we receive your cancellation request in good order . (This amount may be more or less than the original Purchase Payment).  We will not deduct a withdrawal charge or a Market Value Adjustment.

Tax Considerations

Your earnings are not taxed until you take them out.  If you withdraw money during the Accumulation Phase, earnings come out first and are taxed as income.  If you are younger than 59½ when you take money out, you may be charged a 10% federal tax penalty.

NOTE ABOUT OTHER ANNUITY CONTRACTS THAT WE OFFER: In addition to the Contracts, we currently offer many other forms of annuity contracts with a wide variety of features, benefits and charges. Depending on your circumstances and needs, some of these other contracts may be at lower cost to you. Not all of the annuity contracts that we offer are available in all jurisdictions or through all of the selling agents who offer the contracts. You should consider with your selling agent what annuity contract or financial product is most consistent with your needs and preferences.

If you have any questions about your Contract or need more information, please contact us at:

            Sun Life Assurance Company of Canada (U.S.)
            P. O. Box 9133
            Wellesley Hills , Massachusetts  02481
            Toll Free (800) 752-7215

FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The table below describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

Sales Load Imposed on Purchases (as a percentage of Purchase Payments):		0%

Maximum Withdrawal Charge (as a percentage of Purchase Payments):		8%*

Number of Complete Account Years Since Purchase Payment has been in the Account	Withdrawal Charge
0-1	8%
1-2	8%
2-3	7%
3-4	7%
4-5	6%
5-6	5%
6-7	4%
7 or more	0%

Maximum Fee Per Transfer (currently $0):		$15**

Premium Taxes (as a percentage of Certificate Value or total Purchase Payments):		0% - 3.5%***

*
A portion of your Account may be withdrawn each year without imposition of any withdrawal charge and, after a Purchase Payment has been in your Account for 7 Account Years, it may be withdrawn free of the withdrawal charge.  (See "Withdrawal Charges.")

**
Currently, we impose no fee upon transfers; however, we reserve the right to impose a fee of up to $15 per transfer.  We do impose certain restrictions upon the number and frequency of transfers. (See "Transfer Privilege.")

***
The premium tax rate and base vary by your state of residence and the type of Certificate you own. Currently, we deduct premium taxes from Certificate Value upon full surrender (including a surrender for the death benefit) or annuitization. (See "Contract Charges -- Premium Taxes.")

The tables below describe the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Account Fee	$ 50*

Variable Account Annual Expenses (as a percentage of average daily net Variable Account assets)

Mortality and Expense Risks Charge:	1.30%**
Administrative Expenses Charge:	0.15%

Total Variable Account Annual Expenses (without optional benefits):	1.45%

Charges for Optional Death Benefit Features

Rider(s) Available	% of Average Daily Net Assets
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus MAV"	0.40%
"EEB Plus 5% Roll-Up"	0.40%

Maximum Charge for Optional Death Benefit Rider:	0.40%***

Total Variable Account Annual Expenses with Maximum Charge for Optional Death Benefit Riders:	1.85%

*
The Annual Account Fee is currently $35.  After the fifth Account Year, the fee may be changed annually, but it will never be greater than $50.  The fee is waived if 100% of your Account Value has been allocated only to the Fixed Account during the entire Account Year or if your Account Value is $100,000 or more on your Account Anniversary. (See "Account Fee.")

**
After annuitization, the sum of the mortality and expense risks charge and the administrative expenses charge will never be greater than 1.45% of average daily net Variable Account assets, regardless of your age on the Open Date. (See "Mortality and Expense Risks Charge.")

***	The optional death benefit riders are defined under "Death Benefit." The charge varies depending upon the rider selected.

The table below shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract.  More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.80%	1.90%

*
The expenses shown are for the year ended December 31, 2007 , and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of some Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2009. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. If all such contractual or voluntary arrangements are taken into account, the minimum and maximum Total Annual Fund Operating Expenses for all Funds were 0.80% and 1.80% , respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

THE ABOVE EXPENSES FOR THE FUNDS WERE PROVIDED BY THE FUNDS.  WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, variable account annual expenses, and Fund fees and expenses, and are based on a sample Contract with the maximum possible fees.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the maximum charges for an optional death benefit (EEB and MAV and 5% Roll-Up, EEB Plus MAV, or EEB Plus with 5% Roll-Up).  If these optional benefits were not elected or fewer options were elected, the expense figures shown below would be lower.  The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds.  For purpose of converting the annual contract fee to a percentage, the Example assumes an average Contract size of $35,000.  In addition, this Example assumes no transfers were made and no premium taxes were deducted.  If these arrangements were considered, the expenses shown would be higher.  This Example also does not take into consideration any fee waiver or expense reimbursement arrangement of the Funds.  If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$ 1,115	$1,829	$2,565	$4,234

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$395	$1,199	$2,025	$4,234

The fee table and Example should not be considered a representation of past or future expenses and charges of the Sub-Accounts.  Your actual expenses may be greater or less than those shown.  The Example does not include the deduction of state premium taxes, which may be assessed upon full surrender, death or annuitization, or any taxes and penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future investment performance.  For more information about Fund expenses, including a description of any applicable fee waiver or expense reimbursement arrangement, see the prospectuses for the Funds.

CONDENSED FINANCIAL INFORMATION

Historical information about the value of the units we use to measure the variable portion of your Contract ('Variable Accumulation Units') is included in the back of this Prospectus as Appendix K.

THE ANNUITY CONTRACT

Sun Life Assurance Company of Canada (U.S.) (the "Company", "we" or "us") and Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") offer the Contract to groups and individuals for use in connection with their retirement plans. The Contract is available on a group basis and, in certain states, may be available on an individual basis. We issue an Individual Contract directly to the individual Participant of the Contract. We issue a Group Contract to the Owner covering all individuals participating under the Group Contract; each individual receives a Certificate that evidences his or her participation under the Group Contract.

In this Prospectus, unless we state otherwise, we refer to both the Owners of Individual Contracts and participating individuals under Group Contracts as "Participants" and we address all Participants as "you"; we use the term "Contracts" to include Individual Contracts, Group Contracts, and Certificates issued under Group Contracts. For the purpose of determining benefits under both Individual Contracts and Group Contracts, we establish an Account for each Participant, which we will refer to as "your" Account or a "Participant Account."

Your Contract provides a number of important benefits for your retirement planning. It has an Accumulation Phase, during which you make Payments under the Contract and allocate them to one or more Variable Account or Fixed Account options, and an Income Phase, during which we make annuity payments based on the amount you have accumulated. Your Contract provides tax deferral, so that you do not pay taxes on your earnings under Your Contract until you withdraw them. However, if you purchase you Contract in connection with a tax-qualified plan, your purchase should be made for reasons other than tax-deferral. Tax-qualified plans provide tax deferral without the need for purchasing an annuity contract.

Your Contract also provides a basic death benefit if you die during the Accumulation Phase. You may enhance the basic death benefit by electing one or more optional death benefit riders and paying an additional charge for each optional death benefit rider you elect. Finally, if you so elect, during the Income Phase we will make annuity payments to you or someone else for life or for another period that you choose.

You choose these benefits on a variable or fixed basis or a combination of both. When you choose Variable Account investment options or a Variable Annuity option, your Account Value will change in response to changes in the return available from the different types of investments you select under your Contract. With these variable options, you assume all investment risk under your Contract. When you choose a Guarantee Period in our Fixed Account or a Fixed Annuity option, we assume the investment risk, except in the case of early withdrawals in the Accumulation Phase, where you bear the risk of unfavorable interest rate changes. You may also bear the risk that the interest rates we will offer in the future and the rates we will use in determining your Fixed Annuity may not exceed our minimum guaranteed rate. Our minimum guaranteed interest rate will never be less than that permitted by law.

The Contract is designed for use in connection with personal retirement and deferred compensation plans, some of which qualify for favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code. The Contract is also designed so that it may be used in connection with certain non-tax-qualified retirement plans, such as payroll savings plans and such other groups (trusteed or non-trusteed) as may be eligible under applicable law. We refer to Contracts used with plans that receive favorable tax treatment as "Qualified Contracts," and all other Contracts as "Non-Qualified Contracts." A qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract. A decision to purchase an annuity contract should not be based on the assumption that the purchase of an annuity contract is necessary to obtain tax-deferral benefits under a qualified retirement plan.

COMMUNICATING TO US ABOUT YOUR CONTRACT

All materials sent to us, including Purchase Payments, must be sent to our Annuity Mailing Address as set forth on the first page of this Prospectus. For all telephone communications, you must call (800) 752-7215.

Unless this Prospectus states differently, we will consider all materials sent to us and all telephone communications to be received on the date we actually receive them at our Annuity Mailing Address. However, we will consider all financial transactions, including Purchase Payments, withdrawal requests and transfer instructions, to be received on the next Business Day if we receive them (1) on a day that is not a Business Day or (2) after 4:00 p.m., Eastern Time. In some cases, receipt of financial transactions by the broker-dealer of record will be deemed to be constructive receipt by us.

When we specify that notice to us must be in writing, we reserve the right, at our sole discretion, to accept notice in another form.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. Our Executive Office mailing address is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

We are ultimately controlled by Sun Life Financial Inc. ("Sun Life Financial"). Sun Life Financial, a corporation organized in Canada, is a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York, and Philippine stock exchanges.

THE VARIABLE ACCOUNT

We established the Variable Account as a separate account on July 13, 1989, pursuant to a resolution of our Board of Directors. The Variable Account funds the Contract and various other variable annuity product contracts which we offer. These other products may have features, benefits and charges that are different from those under the Contract.

Under Delaware insurance law and the Contract, the income, gains or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to the other income, gains, or losses of the Company. These assets are held in relation to the Contracts described in this Prospectus and other variable annuity contracts that provide benefits that vary in accordance with the investment performance of the Variable Account. Although the assets maintained in the Variable Account will not be charged with any liabilities arising out of any other business we conduct, all obligations arising under the Contracts, including the promise to make annuity payments, are general corporate obligations of the Company.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account invests exclusively in shares of a specific Fund. All amounts allocated by you to a Sub-Account will be used to purchase Fund shares at their net asset value. Any and all distributions made by the Funds with respect to the shares held by the Variable Account will be reinvested to purchase additional Fund shares at their net asset value. Deductions will be made from the Variable Account for cash withdrawals, annuity payments, death benefits, Account Fees, Contract charges against the assets of the Variable Account for the assumption of mortality and expense risks, administrative expenses, optional benefit riders, and any applicable taxes. The Variable Account will be fully invested in Fund shares at all times.

VARIABLE ACCOUNT OPTIONS: THE MFS® VARIABLE INSURANCE TRUST II

The MFS® Variable Insurance Trust II (the " Trust ") is an open-end management investment company registered under the Investment Company Act of 1940. Our affiliate, Massachusetts Financial Services Company ("MFS"), serves as the investment adviser to the Trust .

The Trust is composed of a number of independent portfolios of securities, each of which has separate investment objectives and policies. Shares of the Trust are issued in a number of investment options (each, a "Fund"), each corresponding to one of the portfolios. Additional portfolios may be added to the Trust which may or may not be available for investment by the Variable Account.

Each Fund pays fees to MFS, as its investment adviser, for its services pursuant to investment advisory agreements. MFS also serves as investment adviser to each of the funds in the MFS Family of Funds, and to certain other investment companies established by MFS and/or us. MFS Institutional Advisers, Inc., a wholly-owned subsidiary of MFS, provides investment advice to substantial private clients. MFS and its predecessor organizations have a history of money management dating from 1924. MFS operates as an autonomous organization and the obligation of performance with respect to the investment advisory and underwriting agreements is solely that of MFS. We undertake no obligation in this regard.

MFS may serve as the investment adviser to other mutual funds which have similar investment goals and principal investment policies and risks as the Series, and which may be managed by a Fund's portfolio manager(s). While a Fund may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a Fund and these similar products, including differences in sales charges, expense ratios and cash flows.

The Trust also offers its shares to other separate accounts established by the Company and our New York subsidiary in connection with variable annuity and variable life insurance contracts. Although we do not anticipate any disadvantages to this arrangement, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts investing in the Trust . A conflict may occur due to differences in tax laws affecting the operations of variable life and variable annuity separate accounts, or some other reason. We and the Trust 's Board of Trustees will monitor events for such conflicts, and, in the event of a conflict, we will take steps necessary to remedy the conflict, including withdrawal of the Variable Account from participation in the Fund which is involved in the conflict or substitution of shares of other Funds or other mutual funds.

More comprehensive information about the Trust and the management, investment objectives, policies, restrictions, expenses and potential risks of each Fund may be found in the current Trust prospectus. You should read the Trust prospectus carefully before investing. The statement of additional information of the Trust is available by calling (800) 752-7215.

THE FIXED ACCOUNT

The Fixed Account is made up of all the general assets of the Company other than those allocated to any separate account. Amounts you allocate to Guarantee Periods become part of the Fixed Account, and are available to fund the claims of all classes of our customers, including claims for benefits under the Contracts.

We will invest the assets of the Fixed Account in those assets we choose that are allowed by applicable state insurance laws. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments. We intend to invest primarily in investment-grade fixed income securities (i.e., rated by a nationally recognized rating service within the 4 highest grades) or instruments we believe are of comparable quality.

We are not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws. You will not have a direct or indirect interest in the Fixed Account investments.

THE FIXED ACCOUNT OPTIONS: THE GUARANTEE PERIODS

You may elect one or more Guarantee Period(s) from those we make available. From time to time, we may offer Guarantee Periods of different durations or stop offering some Guarantee Periods. Once we stop offering a Guarantee Period of a particular duration, allocations or transfers into that Guarantee Period will not be permitted. We publish Guaranteed Interest Rates for each Guarantee Period offered. We may change the Guaranteed Interest Rates we offer from time to time, but no Guaranteed Interest Rate will ever be less than the minimum guaranteed rate permitted by state law. Also, once we have accepted your allocation to a particular Guarantee Period, we promise that the Guaranteed Interest Rate applicable to that allocation will not change for the duration of the Guarantee Period.

We determine Guaranteed Interest Rates at our discretion. We do not have a specific formula for establishing the rates for different Guarantee Periods. Our determination will be influenced by the interest rates on fixed income investments in which we may invest amounts allocated to the Guarantee Periods. We will also consider other factors in determining these rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by us, general economic trends and competitive factors. We cannot predict the level of future interest rates.

We may from time to time at our discretion offer interest rate specials for new Purchase Payments that are higher than the rates we are then offering for renewals or transfers.

Early withdrawals from your allocation to a Guarantee Period, including cash withdrawals, transfers, and commencement of an annuity option, may be subject to a Market Value Adjustment, which could decrease or increase the value of your Account. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

THE ACCUMULATION PHASE

During the Accumulation Phase of your Contract, you make Payments into your Account, and your earnings accumulate on a tax-deferred basis. The Accumulation Phase begins with our acceptance of your first Purchase Payment and ends the Business Day before your Annuity Commencement Date. The Accumulation Phase will end sooner if you surrender your Contract or the "Covered Person" dies before the Annuity Commencement Date.

Issuing Your Contract

When you purchase a Contract, a completed Application and the initial Purchase Payment are sent to us for acceptance. When we accept an Individual Contract, we issue the Contract to you. When we accept a Group Contract, we issue the Contract to the Owner; we issue a Certificate to you as a Participant.

We will credit your initial Purchase Payment to your Account within 2 business days of receiving your completed Application. If your Application is not complete, we will notify you. If we do not have the necessary information to complete the Application within 5 business days, we will send your money back to you or ask your permission to retain your Purchase Payment until the Application is made complete. Then we will apply the Purchase Payment within 2 business days of when the Application is complete.

Amount and Frequency of Purchase Payments

The amount of Purchase Payments may vary; however, we will not accept an initial Purchase Payment of less than $10,000, and, although there is currently no minimum amount for additional Purchase Payments, we reserve the right to limit each additional Purchase Payment to at least $1,000. In addition, we will not accept a Purchase Payment if your Account Value is over $2 million, or if the Purchase Payment would cause your Account Value to exceed $2 million, unless we have approved the Payment in advance. Within these limits, you may make Purchase Payments at any time during the Accumulation Phase.

Allocation of Net Purchase Payments

You may allocate your Purchase Payments among the different Sub-Accounts and Guarantee Periods we offer, but we reserve the right to limit any allocation to a Guarantee Period to at least $1,000.

In your Application, you may specify the percentage of each Purchase Payment to be allocated to each Sub-Account or Guarantee Period. These percentages are called your allocation factors. Your allocation factors will remain in effect as long as your selected Sub-Accounts and Guarantee Periods continue to be available for investment. You may, however, change the allocation factors for future Payments by sending us notice of the change in a form acceptable to us. We will use your new allocation factors for the first Purchase Payment we receive with or after we have received notice of the change, and for all future Purchase Payments, until we receive another change notice.

Although it is currently not our practice, we may deduct applicable premium taxes or similar taxes from your Purchase Payments (see "Contract Charges -- Premium Taxes"). In that case, we will credit your Net Purchase Payment, which is the Purchase Payment minus the amount of those taxes.

Your Account

When we accept your first Purchase Payment, we establish an Account for you, which we maintain throughout the Accumulation Phase of your Contract.

Your Account Value

Your Account Value is the sum of the value of the 2 components of your Contract: the Variable Account portion of your Contract ("Variable Account Value") and the Fixed Account portion of your Contract ("Fixed Account Value"). These 2 components are calculated separately, as described under "Variable Account Value" and "Fixed Account Value."

Purchase Payment Interest

We will credit your Contract with interest, which we refer to as "Purchase Payment Interest", at the rate you selected when you applied for the Contract. Currently, we offer 2 interest rate options:

OPTION A: The 2% Five -Year Anniversary Interest Option -- Under this option we will credit your Contract with interest at a rate of 2% of each Purchase Payment received prior to the first Account Anniversary. In addition, if you chose this option, we will credit your Contract with interest at a rate of 2% of the Account Value at the end of every Fifth-Year Anniversary.

OPTION B: The 3%, 4%, or 5% Interest Option -- Under this option we will credit your Contract with interest at the following rates:

●	3% of each Purchase Payment if the sum of all Purchase Payments, reduced by the sum of all withdrawals (your "Net Purchase Payments"), is less than $100,000 on the day we receive the Purchase Payment;

●	4% of each Purchase Payment if your Net Purchase Payments is $100,000 or more but less than $500,000 on the day we receive the Purchase Payment; and

●	5% of each Purchase Payment if your Net Purchase Payments are $500,000 or more on the day we receive the Purchase Payment.

If you chose this Option B, there may be an additional credit paid at the end of the first Account Year. If your Net Purchase Payments at the end of your first Account Year are greater than or equal to $100,000, but less than $500,000, and some of your Net Purchase Payment(s) received a credit of 3% (rather than 4%), then an additional 1% will be paid on the amount of Net Purchase Payments that received the 3% credit. Similarly, if your Net Purchase Payments at the end of your first Account Year are greater than or equal to $500,000 and some of your Purchase Payment(s) received a credit of either 3% or 4% (rather than 5%), then an additional 2% or 1% will be paid on the amount of Net Purchase Payments that received a 3% credit or a 4% credit, respectively.

We credit Purchase Payment Interest during the same Valuation Period in which we receive the Purchase Payment. We allocate the Purchase Payment Interest to the Sub-Accounts and/or the Guarantee Periods in the same proportion as the Net Purchase Payment is allocated. For any additional 1% or 2% interest credit under Option B or any Fifth-Year Anniversary credit under Option A, we allocate the credit on a pro rata basis to all Sub-Accounts and/or Guarantee Periods in which you are invested, excluding any Guarantee Periods established to support a dollar-cost averaging program. Any additional interest adjustments will be credited on your Account Anniversary.

The Contracts are designed to give the most value to Participants with long-term investment goals. We will deduct the "Adjusted" Purchase Payment Interest if the Contract is returned during the "free look period." For a description of the free look period and Adjusted Purchase Payment Interest, see "Right to Return." For examples of how we calculate Purchase Payment Interest, see Appendix I.

We may credit Purchase Payment Interest at rates other than those described above on Contracts sold to officers, directors and employees of the Company or its affiliates, registered representatives, and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. The Company expects to make a profit on Purchase Payment Interest from the mortality and expense risk charge.

We may also credit the Purchase Payment Interest rates described above using different Net Purchase Payment dollar amount thresholds. Any change in the Net Purchase Payment dollar amount thresholds will be offered to all Participants on a prospective basis.

See "Tax Considerations -- Qualified Retirement Plans," if this Contract is to be purchased in connection with a tax qualified plan under Section 401(a) of the Code or a tax deferred annuity arrangement under Section 403(b) of the Code.

Variable Account Value

     Variable Accumulation Units

In order to calculate your Variable Account Value, we use a measure called a Variable Accumulation Unit for each Sub-Account. Your Variable Account Value is the sum of your Account Value in each Sub-Account, which is the number of your Variable Accumulation Units for that Sub-Account times the value of each Unit.

     Variable Accumulation Unit Value

The value of each Variable Accumulation Unit in a Sub-Account reflects the net investment performance of that Sub-Account. We determine that value once on each day that the New York Stock Exchange is open for trading, at the close of trading, which is currently 4:00 p.m., Eastern Time. (The close of trading is determined by the New York Stock Exchange.) We also may determine the value of Variable Accumulation Units of a Sub-Account on days the Exchange is closed if there is enough trading in securities held by that Sub-Account to materially affect the value of the Variable Accumulation Units. Each day we make a valuation is called a "Business Day." The period that begins at the time Variable Accumulation Units are valued on a Business Day and ends at that time on the next Business Day is called a Valuation Period. On days other than Business Days, the value of a Variable Accumulation Unit does not change.

To measure these values, we use a factor -- which we call the Net Investment Factor -- which represents the net return on the Sub-Account's assets. At the end of any Valuation Period, the value of a Variable Accumulation Unit for a Sub-Account is equal to the value of that Sub-Account's Variable Accumulation Units at the end of the previous Valuation Period, multiplied by the Net Investment Factor. We calculate the Net Investment Factor by dividing (1) the net asset value of a Fund share held in the Sub-Account at the end of that Valuation Period, plus the per share amount of any dividend or capital gains distribution made by that Fund during the Valuation Period, by (2) the net asset value per share of the Fund share at the end of the previous Valuation Period; then, for each day in the Valuation Period, we deduct a factor representing the asset-based insurance charges (the mortality and expense risk charges and the administrative expense charge) plus the applicable asset-based charge for certain optional benefit riders.

For a hypothetical example of how we calculate the value of a Variable Accumulation Unit, see the Statement of Additional Information.

     Crediting and Canceling Variable Accumulation Units

When we receive an allocation to a Sub-Account,  from a Net Purchase Payment, Purchase Payment Interest, or a transfer of Account Value, we credit that amount to your Account in Variable Accumulation Units. Similarly, we cancel Variable Accumulation Units when you transfer or withdraw amounts from a Sub-Account, or when we deduct certain charges under the Contract. We determine the number of Units credited or canceled by dividing the dollar amount by the Variable Accumulation Unit value for that Sub-Account at the end of the Valuation Period during which the transaction or charge is effective.

Fixed Account Value

Your Fixed Account value is the sum of all amounts allocated to Guarantee Periods, either from Net Purchase Payments, transfers or renewals, plus interest credited on those amounts, and minus withdrawals, transfers out of Guarantee Periods, and any deductions for charges under the Contract taken from your Fixed Account Value.

A Guarantee Period begins the day we apply your allocation and ends when the number of calendar years (or months if the Guarantee Period is less than one year) in the Guarantee Period (measured from the end of the calendar month in which the amount was allocated to the Guarantee Period) has elapsed. The last day of the Guarantee Period is its Renewal Date.

Each additional Purchase Payment, transfer or renewal credited to your Fixed Account Value will result in a new Guarantee Period with its own Renewal Date. Amounts allocated at different times to Guarantee Periods of the same duration may have different Renewal Dates.

     Crediting Interest

We credit interest on amounts allocated to a Guarantee Period at the applicable Guaranteed Interest Rate for the duration of the Guarantee Period. During the Guarantee Period, we credit interest daily at a rate that yields the Guaranteed Interest Rate on an annual effective basis.

     Guarantee Amounts

Each separate allocation you make to a Guarantee Period, together with interest credited thereon, is called a Guarantee Amount. Each Guarantee Amount is treated separately for purposes of determining the Market Value Adjustment. We may restrict a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. Renewals into a Guarantee Period that extends beyond your maximum Annuity Commencement Date will result in an application of a Market Value Adjustment upon annuitization or withdrawals.  We reserve the right to limit each new allocation to a Guarantee Period to at least $1,000.

     Renewals

We will notify you in writing between 45 and 75 days before the Renewal Date for any Guarantee Amount. If you would like to change your Fixed Account option, we must receive from you prior to the Renewal Date:

●	written notice electing a different Guarantee Period from among those we then offer, or

●	written instructions to transfer the Guarantee Amount to one or more Sub-Accounts, in accordance with the transfer privilege provisions of the Contract (see "Transfer Privilege.")

If we receive no instructions from you prior to the Renewal Date, we will automatically renew your Fixed Account allocation into a new Guarantee Period of the same duration as the last Guarantee Period. A Guarantee Amount will not renew into a Guarantee Period that will extend beyond your maximum Annuity Commencement Date. In that case, unless you notify us otherwise, we will automatically renew your Guarantee Amount into the next available Guarantee Period.

     Early Withdrawals

If you withdraw, transfer, or annuitize an allocation from a Guarantee Period more than 30 days prior to its Renewal Date, we will apply a Market Value Adjustment to the transaction. This could result in an increase or decrease of your Account Value, depending on interest rates at the time. You bear the risk that you will receive less than your principal if the Market Value Adjustment applies. See "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Transfer Privilege

     Permitted Transfers

During the Accumulation Phase, you may transfer all or part of your Account Value to one or more Sub-Accounts or Guarantee Periods then available, subject to the following restrictions:

●	you may not make more than 12 transfers in any Account Year;

●	the amount transferred from a Guarantee Period must be the entire Guarantee Amount, except for transfers of interest credited during the current Account Year;

●	at least 30 days must elapse between transfers to and from Guarantee Periods;

●	transfers to or from Sub-Accounts are subject to terms and conditions that may be imposed by the Funds; and

●	we impose additional restrictions on market timers, which are further described below.

These restrictions do not apply to transfers made under any Optional Program. At our discretion, we may waive some or all of these restrictions.

We reserve the right to waive these restrictions and exceptions at any time, as discussed under "Short-Term Trading," or to change them.  Any change will be applied uniformly.  We will notify you of any change prior to its effectiveness.

There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer. Transfers out of a Guarantee Period more than 30 days before its Renewal Date or any time after the Renewal Date will be subject to the Market Value Adjustment described below. Under current law, there is no tax liability for transfers.

     Requests for Transfers

You may request transfers in writing or by telephone. If the request is by telephone, it must be made before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. The telephone transfer privilege is available automatically during regular business hours before 4:00 p.m. Eastern Time, and does not require your written election. We will require personal identifying information to process a request for a transfer made by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe are genuine.

Your transfer request will be effective as of the close of the Business Day if we receive your transfer request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m. Otherwise, your transfer request will be effective on the next Business Day.

     Short-Term Trading

The Contracts are not designed for short-term trading.  If you wish to employ such strategies, do not purchase a Contract. Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Participants and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Participants or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to the Participants .  Short-term trading can increase costs for all Participants as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of contract value.  As described under "Transfer Privilege," such policies include limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interests of individual Participants .  The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by the Participant or a third party authorized to initiate transfer requests on behalf of Participant (s) may be subject to other restrictions as well. For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges (including transfers to and from the Fixed Account) more narrowly than the policies described under "Transfer Privilege," such as requiring transfer requests to be submitted in writing through regular first-class U.S mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by you directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party. We impose additional administrative restrictions on third parties that engage in transfers of Contract Values on behalf of multiple Participants at one time. Specifically, we limit the form of such large group transfers to fax or mail delivery only, require the third party to provide us with advance notice of any possible large group transfer so that we can have additional staff ready to process the request, and require that the amount transferred out of a Sub-Account for each Participant be equal to 100% of that Participant 's value in the Sub-Account.

We will provide you written notification of any restrictions imposed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other shareholders, in the following instances:

●	when a new broker of record is designated for the Contract;

●	when the Participant changes;

●	when control of the Contract passes to the designated beneficiary upon the death of the Participant or Annuitant;

●	when necessary in our view to avoid hardship to a Participant; or

●	when underlying Funds are dissolved or merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Participants to certain risks.  The short-term trading could increase costs for all Participants as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Participant s may experience a different application of the policy and therefore may experience some of these risks. We uniformly apply the short-term trading policy and the permitted waivers of that policy to all Contracts. If we did not do so, some Participants could experience a different application of the policy and therefore may be treated unfairly. Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

     Funds' Shareholder Trading Policies

In addition to the restrictions that we impose (as described under "Permitted Transfers" and "Short-Term Trading"), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Fund's shares. These policies (the "Funds' Shareholder Trading Policies") are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund. The Funds' Shareholder Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Shareholder Trading Policies from time to time.

We are legally obligated to provide (at the Funds' request) information about each amount you cause to be deposited into a Fund (including by way of Purchase Payments and transfers under your Contract) or removed from the Fund (including by way of withdrawals and transfers under your Contract). If a Fund identifies you as having violated the Fund's Shareholder Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by you (or a third party acting on your behalf) in respect of that Fund. Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if you do not comply with any Fund's Shareholder Trading Policies, you (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund or directing any transfers or other exchanges involving that Fund. You should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

Funds may differ significantly as to such matters as: (a) the amount, format, and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions. As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased. Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described under "Permitted Transfers" and under " Short-Term Trading." Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, you could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund's requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as a variable investment option.

Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates

We may reduce or waive the withdrawal charge, the mortality and expense risk charges, the administrative services charge, or the annual Account Fee, credit additional amounts, or grant special Guaranteed Interest Rates in certain situations. These situations may include sales of Contracts (1) where selling and/or maintenance costs associated with the Contracts are reduced, such as the sale of several Contracts to the same Participant, sales of large Contracts, and certain group sales, and (2) to officers, directors and employees of the Company or its affiliates, registered representatives and employees of broker-dealers with a current selling agreement with the Company and affiliates of such representatives and broker-dealers, employees of affiliated asset management firms, and persons who have retired from such positions ("Eligible Employees") and immediate family members of Eligible Employees. Eligible Employees and their immediate family members may also purchase a Contract without regard to minimum Purchase Payment requirements. For other situations in which withdrawal charges may be waived, see "Withdrawals, Withdrawal Charge and Market Value Adjustment."

Other Programs

You may participate in any of the following Optional Programs free of charge.  Transfers made pursuant to the provisions of the following optional programs will not be charged a transfer fee, nor will such transfers count as one of the 12 free transfers per year allowed under the section entitled "Transfer Privilege."

     Dollar-Cost Averaging

Dollar-cost averaging allows you to invest gradually, over time, in up to 12 Sub-Accounts. You may select a dollar-cost averaging program at no extra charge by allocating a minimum amount to a designated Sub-Account or to a Guarantee Period we make available in connection with the program.  (We reserve the right to limit minimum investments to at least $1,000.)  Amounts allocated to the Fixed Account under the program will earn interest at a rate declared by the Company for the Guarantee Period you select. Previously applied amounts may not be transferred to a Guarantee Period made available in connection with this program. Each month or quarter, as you select, we will transfer the same amount automatically (including a portion of the Purchase Payment Interest) to one or more Sub-Accounts that you choose, up to a maximum of 12 Sub-Accounts. The program continues until your Account Value allocated to the program is depleted or you elect to stop the program. The final amount transferred from the Fixed Account will include all interest earned (excluding Purchase Payment Interest).

No Market Value Adjustment (either positive or negative) will apply to amounts automatically transferred from the Fixed Account under the dollar-cost averaging program. However, if you discontinue or alter the program prior to completion, amounts remaining in the Fixed Account will be transferred to the Series Trust's Money Market Sub-Account, unless you instruct us otherwise, and the Market Value Adjustment will be applied. Any allocation of a new Purchase Payment to the program is treated as commencing a new dollar-cost averaging program may be subject to the $1,000 minimum investment limit.

The main objective of a dollar-cost averaging program is to minimize the impact of short-term price fluctuations on Account Value. In general, since you transfer the same dollar amount to the variable investment options at set intervals, dollar-cost averaging allows you to purchase more Variable Accumulation Units (and, indirectly, more Fund shares) when prices are low and fewer Variable Accumulation Units (and, indirectly, fewer Fund shares) when prices are high. Therefore, you may achieve a lower average cost per Variable Accumulation Unit over the long term. A dollar-cost averaging program allows you to take advantage of market fluctuations. However, it is important to understand that a dollar-cost averaging program does not insure a profit or protect against loss in a declining market. We do not allow transfers into any of the Guarantee Periods pursuant to the dollar-cost averaging program.

     Asset Allocation

One or more asset allocation programs may be available in connection with the Contracts, at no extra charge. Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds, and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.

Currently, you may select one of the available asset allocation models, each of which represents a combination of Sub-Accounts with a different level of risk. These models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure. We may add or delete programs in the future.

Our asset allocation programs are "static" programs. That is to say, if you elect an asset allocation program, we automatically rebalance your Account Value among the Sub-Accounts represented in the model you chose, but we do not change your original percentage allocations among the Sub-Accounts in your chosen model, unless you advise us to do so. Nevertheless, we have selected an independent third-party administrator who reviews the existing models annually to determine whether the investment objective of the model is being met in light of changing markets. Based upon this review, the third-party administrator may recommend that new models be substituted for the existing models. If so, the new models will only be offered to Contracts issued on or after the date the new model goes into effect or to Participants who elect an asset allocation program on or after that date. Participants of any existing asset allocation programs may make an independent decision to change their asset allocations at any time. You should consult your financial adviser periodically to consider whether the model you have selected is still appropriate for you.

     Systematic Withdrawal and Interest Out Programs

You may select our Systematic Withdrawal Program or our Interest out Program.  Under the Systematic Withdrawal Program, you determine the amount and frequency of regular withdrawals you would like to receive from your Fixed Account Value and/or Variable Account Value and we will process them automatically.  Under the Interest out Program, we automatically pay to you, or reinvest, interest credited for all Guarantee Periods you have chosen. The withdrawals under these programs may be subject to surrender charges and a Market Value Adjustment. They may also be included as income and subject to a 10% federal tax penalty. You should consult a qualified tax professional before choosing these options. We reserve the right to limit the election of either of these programs to Contracts with a minimum Account Value of $10,000.

You may change or stop either program at any time, by written notice to us.

     Portfolio Rebalancing Program

Under the Portfolio Rebalancing Program, we transfer funds among the Sub-Accounts to maintain the percentage allocation you have selected among these Sub-Accounts. At your election, we will make these transfers on a quarterly, semi-annual or annual basis.

No transfers to or from any Guarantee Period are permitted while this program is in effect.

     Secured Future Program

Under the Secured Future Program, we divide your Purchase Payments and Purchase Payment Interest between the Fixed Account and the Variable Account. For the Fixed Account portion, you choose a Guarantee Period from among those we offer. We then allocate to that Guarantee Period the portion of your Purchase Payment and Purchase Payment Interest necessary so that, at the end of the Guarantee Period, your Fixed Account allocation, including interest, will equal the entire amount of your original Purchase Payment, less the amount of any Contract charges that have been deducted from the Fixed Account. The remainder of the original Purchase Payment and Purchase Payment Interest will be invested in the Sub-Accounts of your choice. At the end of the Guarantee Period, you will be guaranteed the amount of your Purchase Payment and Purchase Payment Interest (assuming no withdrawals or transfers), plus you will have the benefit, if any, of the investment performance of the Sub-Accounts you have chosen.

WITHDRAWALS, WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT

Cash Withdrawals

     Requesting a Withdrawal

At any time during the Accumulation Phase you may withdraw in cash all or any portion of your Account Value. To make a withdrawal, other than a Systematic Withdrawal, you must send us a written request at our Annuity Mailing Address. Your request must specify whether you want to withdraw the entire amount of your Account or, if less, the amount you wish to receive.

All withdrawals may be subject to a withdrawal charge (see "Withdrawal Charge," below), and withdrawals from your Fixed Account Value also may be subject to a Market Value Adjustment (see "Market Value Adjustment," below). Withdrawals also may have adverse federal income tax consequences, including a10% penalty tax (see "Tax Considerations"). You should carefully consider these tax consequences before requesting a cash withdrawal.

     Full Withdrawals

If you request a full withdrawal, we calculate the amount we will pay you as follows: We start with your Account Value at the end of the Valuation Period during which we receive your withdrawal request; we deduct the Account Fee, if applicable, for the Account Year in which the withdrawal is made; we add or subtract the amount of any Market Value Adjustment applicable to your Fixed Account Value; and finally, we deduct any applicable withdrawal charge.

A full withdrawal results in the surrender of your Contract, and cancellation of all rights and privileges under your Contract.

     Partial Withdrawals

Unless you specify otherwise, when you request a partial withdrawal, we will pay you the amount specified in your request adjusted by any applicable charges and/or MVA and then reduce the value of your Account by the gross amount of the withdrawal.

You may specify the amount you want withdrawn from each Sub-Account and/or Guarantee Amount to which your Account is allocated. If you do not so specify, we will deduct the total amount you request pro rata, based on your Account Value at the end of the Valuation Period during which we receive your request.

Withdrawals may significantly reduce the death benefit amount.  In calculating the amount payable under the death benefit, we may reduce the benefit by an amount that is greater than the amount of the withdrawal, depending on the circumstances. Accordingly, you should refer to the more detailed discussions of the optional death benefit riders that appear elsewhere in this Prospectus for information about the effects that withdrawals will have on those benefits.

If you request a partial withdrawal that would result in your Account Value being reduced to an amount less than the Account Fee for the Account Year in which you make the withdrawal, we reserve the right to treat it as a request for a full withdrawal.

     Time of Payment

We will pay you the applicable amount of any full or partial withdrawal within 7 days after we receive your withdrawal request, except in cases where we are permitted, and choose, to defer payment under the Investment Company Act of1940 and applicable state insurance law. Currently, we may defer payment of amounts you withdraw from the Variable Account only for the following periods:

●	when the New York Stock Exchange is closed (except weekends and holidays) or when trading on the New York Stock Exchange is restricted;

●	when it is not reasonably practical to dispose of securities held by a Fund or to determine the value of the net assets of a Fund, because an emergency exists; or

●	when an SEC order permits us to defer payment for the protection of Participants.

We also may defer payment of amounts you withdraw from the Fixed Account for up to 6 months from the date we receive your withdrawal request. We do not pay interest on the amount of any payments we defer.

     Withdrawal Restrictions for Qualified Plans

If your Contract is a Qualified Contract, you should carefully check the terms of your retirement plan for limitations and restrictions on cash withdrawals.

Special restrictions apply to withdrawals from Contracts used for Section 403(b) annuities. (See "Tax Considerations -- Tax-Sheltered Annuities.")

Withdrawal Charge

We do not deduct any sales charge from your Purchase Payments when they are made. However, we may impose a withdrawal charge (known as a "contingent deferred sales charge") on certain amounts you withdraw. We impose this charge primarily to defray some of our expenses related to the sale of the Contracts, such as commissions we pay to agents, the cost of sales literature, and other promotional costs and transaction expenses.

     Free Withdrawal Amount

In each Account Year you may withdraw a portion of your Account Value -- which we call the "free withdrawal amount" -- before incurring the withdrawal charge. For any year, the free withdrawal amount is equal to the amount of all Purchase Payments made before the last 7 Account Years that you have not previously withdrawn, plus the greater of:

●	your Contract's earnings (defined below) during the prior Account Year; and

●	10% of the amount of all Purchase Payments you have made during the last 7 Account Years, including the current Account Year.

Any portion of the "free withdrawal amount" that you do not use in an Account Year is not cumulative; that is, it will not be carried forward or available for use in future years.

Your Contract's earnings during the prior Account Year are equal to:

●	the difference between your Account Value at the end of the prior Account Year and your Account Value at the beginning of the prior Account Year, minus

●	any Purchase Payments made during the prior Account Year, plus

●	any partial withdrawals and charges taken during the prior Account Year.

For an example of how we calculate the "free withdrawal amount", see Appendix B.

     Order of Withdrawal

When you make a withdrawal, we consider the oldest remaining Purchase Payment to be withdrawn first, then the next oldest, and so forth. Once all Purchase Payments are withdrawn, the balance withdrawn is considered to be accumulated value and is not subject to a withdrawal charge.

     Calculation of Withdrawal Charge

We calculate the amount of the withdrawal charge by multiplying the Purchase Payments you withdraw by a percentage. The percentage varies according to the number of Account Years the Purchase Payment has been held in your Account, including the Account Year in which you made the Payment, but not the Account Year in which you withdraw it. Each Payment begins a new 7 year period and moves down a declining surrender charge scale as shown below at each Account Anniversary. Payments received during the current Account Year will be charged 8%, if withdrawn. On your next scheduled Account Anniversary, that Payment, along with any other Payments made during that Account Year, will be considered to be in their second Account Year and will have an 8% withdrawal charge. On the next Account Anniversary, these Payments will move into their third Account Year and will have a withdrawal charge of 7%, if withdrawn. This withdrawal charge decreases according to the number of Account Years the Purchase Payment has been held in your Account.  The Withdrawal Charge scale is as follows:

Number of Account Years	Withdrawal
Payment Has Been in Your Account	Charge
0-1	8%
1-2	8%
2-3	7%
3-4	7%
4-5	6%
5-6	5%
6-7	4%
7+	0%

For example, the percentage applicable to withdrawals of a Payment that has been in an Account for more than 2 Account Years but less than 3 will be 7% regardless of the issue date of the Contract.

The withdrawal charge will never be greater than 8% of the excess of Purchase Payments you make under your Contract over the "free withdrawal amount," as defined above.

For a Group Contract, we may modify the withdrawal charges and limits, upon notice to the Owner of the Group Contract. However, any modification will apply only to Accounts established after the date of the modification.

For additional examples of how we calculate withdrawal charges, see Appendix B.

Types of Withdrawals Not Subject to Withdrawal Charge

     Nursing Home Waiver

If approved by your state, we will waive the withdrawal charge for a full withdrawal if:

●	at least one year has passed since we issued your Contract,

●	you are confined to an eligible nursing home and have been confined there for at least the preceding 180 days, or any shorter period required by your state, and

●	your confinement to an eligible nursing home began after your Issue Date.

An "eligible nursing home" means a licensed hospital or licensed skilled or intermediate care nursing facility at which medical treatment is available on a daily basis and daily medical records are kept for each patient. You must provide us with evidence of confinement in the form we determine.

     Minimum Distributions

For each Qualified Contract, the free withdrawal amount in any Account Year will be the greater of the free withdrawal amount described above or any amounts required to be withdrawn to comply with the minimum distribution requirement of the Internal Revenue Code. This waiver of the withdrawal charge applies only to the portion of the required minimum distribution attributable to that Qualified Contract.

     Other Withdrawals

We do not impose the withdrawal charge on amounts you apply to provide an annuity, amounts withdrawn from a Non-Qualified Contract as part of our non-qualified stretch program, amounts we pay as a death benefit (except under the Cash Surrender method), or amounts you transfer among the Sub-Accounts, between the Sub-Accounts and the Fixed Account, or within the Fixed Account.

Market Value Adjustment

If permitted by the laws of your state, we will apply a Market Value Adjustment if you withdraw or transfer amounts from your Fixed Account Value more than 30 days before the end of the applicable Guarantee Period. For this purpose, using Fixed Account Value to provide an annuity is considered a withdrawal, and the Market Value Adjustment will apply. However, we will not apply the Market Value Adjustment to automatic transfers to a Sub-Account from a Guarantee Period as part of our dollar-cost averaging program.

We apply the Market Value Adjustment separately to each Guarantee Amount in the Fixed Account, that is to each separate allocation you have made to a Guarantee Period together with interest credited on that allocation. However, we do not apply the adjustment to the amount of interest credited during your current Account Year. Any withdrawal from a Guarantee Amount is attributed first to such interest.

A Market Value Adjustment may decrease, increase or have no effect on your Account Value. This will depend on changes in interest rates since you made your allocation to the Guarantee Period and the length of time remaining in the Guarantee Period. In general, if the Guaranteed Interest Rate we currently declare for Guarantee Periods equal to the balance of your Guarantee Period (or your entire Guarantee Period for Guarantee Periods of less than one year) is higher than your Guaranteed Interest Rate, the Market Value Adjustment is likely to decrease your Account Value. If our current Guaranteed Interest Rate is lower, the Market Value Adjustment is likely to increase your Account Value.

We determine the amount of the Market Value Adjustment by multiplying the amount that is subject to the adjustment by the following formula:

[(1 + I) ÷ (1 + J + b)](N/12)  -  1

where:

I	is the Guaranteed Interest Rate applicable to the Guarantee Amount from which you withdraw, transfer or annuitize;

J
is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for Guarantee Periods equal to the length of time remaining in the Guarantee Period applicable to your Guarantee Amount, rounded to the next higher number of complete years, for Guarantee Periods of one year or more. For any Guarantee Periods of less than one year, J is the Guaranteed Interest Rate we declare at the time of your withdrawal, transfer or annuitization for a Guarantee Period of the same length as your Guarantee Period. If, at that time, we do not offer the applicable Guarantee Period we will use an interest rate determined by straight-line interpolation of the Guaranteed Interest Rates for the Guarantee Periods we do offer;

N	is the number of complete months remaining in your Guarantee Period; and

b
is a factor that currently is 0% but that in the future we may increase to up to 0.25%. Any increase would be applicable only to Participants who purchase their Contracts after the date of that increase. The "b" factor is the amount that will be used to cover market volatility (i.e., credit risk), basis risk, and /or liquidity costs.

We will apply the Market Value Adjustment to the amount being withdrawn after deduction of any Account Fee, if applicable, but before we impose any withdrawal charge on the amount withdrawn.

For examples of how we calculate the Market Value Adjustment, see Appendix B.

CONTRACT CHARGES

Account Fee

During the Accumulation Phase of your Contract, we will deduct from your Account an annual Account Fee of $35 to help cover the administrative expenses we incur related to the issuance of Contracts and the maintenance of Accounts. We deduct the Account Fee on each Account Anniversary. In Account Years 1through 5, the Account Fee is $35. After Account Year 5, we may change the Account Fee each year, but the Account Fee will never exceed $50. We deduct the Account Fee pro rata from each Sub-Account and each Guarantee Period, based on the allocation of your Account Value on your Account Anniversary.

We will not charge the Account Fee if:

●	your Account Value has been allocated only to the Fixed Account during the applicable Account Year; or

●	your Account Value is more than $100,000 on your Account Anniversary.

If you make a full withdrawal of your Account, we will deduct the full amount of the Account Fee at the time of the withdrawal. In addition, on the Annuity Commencement Date we will deduct a pro rata portion of the Account Fee to reflect the time elapsed between the last Account Anniversary and the day before the Annuity Commencement Date.

After the Annuity Commencement Date, we will deduct an annual Account Fee of $35 in the aggregate in equal amounts from each Variable Annuity payment we make during the year. We do not deduct any Account Fee from Fixed Annuity payments.

Administrative Expense Charge

We deduct an administrative expense charge from the assets of the Variable Account at an annual effective rate equal to 0.15% of your average daily Variable Account Value during both the Accumulation Phase and the Income Phase. This charge is designed to reimburse us for expenses we incur in administering the Contracts, the Accounts and the Variable Account that are not covered by the annual Account Fee.

Depending on the amount of expenses that we incur, we expect that we may earn a profit from this charge. If so, we may use the profit for any proper corporate purpose, including paying any other expenses in connection with the Contracts or adding to our corporate surplus.

Mortality and Expense Risk Charge

During the Accumulation Phase, we deduct a mortality and expense risk charge from the assets of the Variable Account at an effective annual rate equal to 1.30%. We assume numerous mortality and expense risks under the Contracts. These risks include, but are not limited to, (1) the risk that arises from our contractual obligation to continue to make annuity payments to each Annuitant, regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live; (2) the risk that arises from our contractual obligation to pay a death benefit upon the death of the Participant prior to the Annuity Commencement Date, including in cases where the death benefit is greater than a Contract's Account Value; (3) the risk that our cost of providing benefits according to the terms of any optional death benefit riders will exceed the amount of the charges we deduct for those riders; and (4)  the risk that the Account Fee and administrative expense charge we assess under the Contracts may be insufficient to cover the actual total administrative expenses we incur. If the amount of the charge is insufficient to cover our costs resulting from these and other mortality and expense risks, we will bear the loss. If, as we expect, the amount of the charge is more than sufficient to cover the risks, we will make a profit on the charge. We expect to make a profit on the excess expense charge associated with the Purchase Payment Interest. We may use this profit for any proper corporate purpose, including the payment of marketing and distribution expenses for the Contracts. In setting the rate of this charge, we not only consider our expected mortality and expense risks, but also our objective to earn a profit from the Contracts, after all of the costs, expenses, credits, and benefits we expect to pay in connection with the Contracts.

Charges for Optional Death Benefit Riders

If you elect an optional death benefit rider, we will deduct a charge from the assets of the Variable Account depending upon which of the optional death benefit rider(s) you elect. The effective annual percentage rates of these charges are set out below.

% of Average
Rider(S) You Elect*	Daily Net Assets
"EEB"	0.15%
"MAV"	0.15%
"5% Roll-Up"	0.15%
"EEB" and "MAV"	0.25%
"EEB" and "5% Roll-Up"	0.25%
"MAV" and "5% Roll-Up"	0.25%
"EEB Plus"	0.25%
"EEB" and "MAV" and "5% Roll-Up"	0.40%
"EEB Plus with MAV"	0.40%
"EEB Plus with 5% Roll-Up"	0.40%

                                                *As defined under "Optional Death Benefit Riders."

Premium Taxes

Some states and local jurisdictions impose a premium tax on us that is equal to a specified percentage of the Purchase Payments you make. In many states there is no premium tax. We believe that the amounts of applicable premium taxes currently range from 0% to 3.5%. You should consult a qualified tax professional to find out if your state imposes a premium tax and the amount of any tax.

In order to reimburse us for the premium tax we may pay on Purchase Payments, our policy is to deduct the amount of such taxes from the amount you apply to provide an annuity at the time of annuitization. However, we reserve the right to deduct the amount of any applicable tax from your Account at anytime, including at the time you make a Purchase Payment or make a full or partial withdrawal. We do not make any profit on the deductions we make to reimburse premium taxes.

Fund Expenses

There are fees and charges deducted from each Fund. These fees and expenses are described in the Fund prospectus(es) and related Statements of Additional Information.

Modification in the Case of Group Contracts

For Group Contracts, we may modify the annual Account Fee, the administrative expense charge and the mortality and expense risk charge upon notice to Participants . However, such modification will apply only with respect to Participant Accounts established after the effective date of the modification.

DEATH BENEFIT

If you die during the Accumulation Phase, we will pay a death benefit to the designated Beneficiary(ies), using the payment method elected (a single cash payment or one of our Annuity Options). If the Beneficiary is not living on your date of death, we will pay the death benefit in one sum to your estate. We do not pay a death benefit if you die during the Income Phase. However, the Beneficiary will receive any payments provided under an Annuity Option that is in effect. If the Contract names more than one Covered Person, we will pay the death benefit upon the first death of such Covered Persons.

Amount of Death Benefit

To calculate the amount of your death benefit, we use a "Death Benefit Date." The Death Benefit Date is the date we receive proof of your death in an acceptable form ("Due Proof of Death") if you have elected a death benefit payment method before your death and it remains effective. Otherwise, the Death Benefit Date is the later of the date we receive Due Proof of Death or the date we receive the Beneficiary's election of either payment method or, if the Beneficiary is your spouse, Contract continuation. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we reserve the right to provide a lump sum to your Beneficiary.

The amount of the death benefit is determined as of the Death Benefit Date.

The Basic Death Benefit

In general, if you were 85 or younger on your Contract Date (the date we accepted your first Purchase Payment), the death benefit will be the greatest of the following amounts:

(1)	your Account Value for the Valuation Period during which the Death Benefit Date occurs;

(2)	the amount we would pay if you had surrendered your entire Account on the Death Benefit Date; and

(3)
your total Purchase Payments (adjusted for partial withdrawals) as of the Death Benefit Date. See "Calculating the Death Benefit." Because of the way that Adjusted Purchase Payments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

For examples of how to calculate this basic death benefit, see Appendix C.

If you were 86 or older on your Contract Date, the death benefit is equal to amount (2) above. Because this amount will reflect any applicable withdrawal charges and Market Value Adjustment, the basic death benefit may be less than your Account Value.

Optional Death Benefit Riders

Subject to availability in your state, you may enhance the basic death benefit by electing one or more of the following optional death benefit riders. You must make your election before the date on which your Contract becomes effective. You will pay a charge for each optional death benefit rider you elect. (For a description of these charges, see "Charges for Optional Death Benefit Riders.") The riders are available only if you are younger than 80 on the Contract Date. Any optional death benefit rider election may not be changed after the Contract is issued. The death benefit under all optional death benefit riders will be adjusted for all partial withdrawals as described in this Prospectus under the heading "Calculating the Death Benefit." For examples of how the death benefit is calculated under the optional death benefit riders, see Appendices D - H.

If your Contract is a Qualified Contract, required minimum distributions under the Internal Revenue Code may affect the value of this optional Benefit to you.  Please refer to "Impact of Optional Death Benefit Riders" under "TAX CONSIDERATIONS" for more information regarding tax issues that you should consider before electing this optional Benefit.

     Maximum Anniversary Account Value ("MAV") Rider

Under this rider, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●
your highest Account Value on any Account Anniversary before your 81st birthday, adjusted for any subsequent Purchase Payments and partial withdrawals made between that Account Anniversary and the Death Benefit Date.

     5% Premium Roll-Up ("5% Roll-Up") Rider

Under this rider, the death benefit will be the greater of:

●	the amount payable under the basic death benefit above, or

●	the sum of your total Purchase Payments plus interest accruals, adjusted for partial withdrawals.

Under this rider, interest accrues at 5% per year on Purchase Payments and transfers to the Variable Account while they remain in the Variable Account. The 5% interest accruals will continue until the earlier of:

●	the first day of the month following your 80th birthday, or

●	the day the death benefit amount under this rider equals twice the total of your Purchase Payments and transferred amounts, adjusted for withdrawals.

     Earnings Enhancement ("EEB") Rider

If you elect this EEB Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB amount." Calculated as of your Death Benefit Date, the "EEB amount" is determined as follows:

●
If you are 69 or younger on your Contract Date, the "EEB amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 25% of the Net Purchase Payments prior to your death.

     Earnings Enhancement Plus ("EEB Plus") Rider

If you elect this EEB Plus Rider, your death benefit will be the amount payable under the basic death benefit, PLUS the "EEB Plus amount." Calculated as of the Death Benefit Date, the "EEB Plus amount" is determined as follows:

●
If you are 69 or younger on your Contract Date, the "EEB Plus amount" will be 40% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 100% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made within the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus amount" will be 25% of the difference between your Account Value and your Net Purchase Payments, up to a cap. The cap is 40% of the Net Purchase Payments made prior to your death. After the 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With MAV ("EEB Plus MAV") Rider

If you elect this EEB Plus MAV Rider, your death benefit will be the death benefit payable under the MAV Rider PLUS the "EEB Plus MAV amount." Calculated as of your Death Benefit Date, the "EEB Plus MAV amount" is as follows:

●
If you are 69 or younger on your Contract Date, the "EEB Plus MAV amount" will be 40% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus MAV amount" will be 25% of the difference between the death benefit payable under the MAV Rider and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Earnings Enhancement Plus With 5% Roll-Up ("EEB Plus 5% Roll-Up") Rider

If you elect this EEB Plus 5% Roll-Up Rider, your death benefit will be the death benefit payable under the 5% Roll-Up Rider PLUS the "EEB Plus 5% Roll-Up amount." Calculated as of your Death Benefit Date, the "EEB Plus 5% Roll-Up amount" is determined as follows:

●
If you are 69 or younger on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 40% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 100% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 100% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

●
If you are between the ages of 70 and 79 on your Contract Date, the "EEB Plus 5% Roll-Up amount" will be 25% of the difference between the death benefit payable under the 5% Roll-Up Rider and your Net Purchase Payments, up to a cap. The cap is 40% of Net Purchase Payments made prior to your death. After your 7th Contract year, the cap is 40% of the difference between your Net Purchase Payments and any Purchase Payments made in the twelve months prior to your death.

     Selecting Multiple Death Benefit Riders

The MAV Rider, the 5% Roll-Up Rider, and the EEB Rider can be combined. If you elect more than one of these three optional death benefit riders, your death benefit will be calculated as follows:

●	MAV Rider combined with 5% Roll-Up Rider: The death benefit will equal the greater of the death benefit under the MAV Rider and the death benefit under the 5% Roll-Up Rider.

●
MAV Rider combined with EEB Rider: The death benefit will equal the death benefit under the MAV Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the MAV Rider.

●
EEB Rider combined with 5% Roll-Up Rider: The death benefit will equal the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider.

●
MAV Rider, the 5% Roll-Up Rider and the EEB Rider: The death benefit will equal the greater of the death benefit under the MAV Rider or the death benefit under the 5% Roll-Up Rider, plus the "EEB amount." The "EEB amount" is calculated using the Account Value before the application of the 5% Roll-Up Rider and the MAV Rider.

The EEB Plus, EEB Plus MAV and EEB Plus 5% Roll-Up Riders are designed to be "comprehensive" riders and may not be combined with each other or with any of the other death benefit riders.

Spousal Continuance

If you are the Covered Person and your spouse is the Beneficiary, upon your death your spouse may elect to continue the Contract as the Participant and Covered Person, rather than receive the death benefit amount. In that case, we will not pay a death benefit, but the Contract's Account Value will be equal to your Contract's death benefit amount, as defined under the "Basic Death Benefit" or any optional death benefit rider you have selected. All Contract provisions, including any riders you have selected (subject to the optional death benefit rider age restriction), will continue as if your surviving spouse had purchased the Contract on the Death Benefit Date with a value equal to the death benefit amount. For purposes of calculating death benefits and expenses from that date forward, your surviving spouse's age on the original effective date of the Contract will be used. Upon surrender or annuitization, this step-up to the surviving spouse will not be treated as premium, but will be treated as income.

Calculating the Death Benefit

In calculating the death benefit amount payable under option (3) of the basic death benefit or any of the optional death benefit riders, any partial withdrawals will reduce the death benefit amount to an amount equal to the death benefit amount immediately before the withdrawal multiplied by the ratio of the Account Value immediately after the withdrawal to the Account Value immediately before the withdrawal. Because of the way these adjustments are computed, a withdrawal may cause the basic death benefit to decrease by more than the amount of the withdrawal.

If the death benefit is the amount payable under options (2) or (3) of the basic death benefit or under any of the optional death benefit riders, your Account Value will be increased by the excess, if any, of that amount over option (1) of the basic death benefit. Any such increase will be allocated to the Sub-Accounts in proportion to your Account Value in those Sub-Accounts on the Death Benefit Date. Such increase will be made only if the Beneficiary elects to annuitize, elects to defer annuitization, or elects to continue the Contract. Also, any portion of this new Account Value attributed to the Fixed Account will be transferred to the available Money Market Fund investment option (without the application of a Market Value Adjustment). If a surviving spouse, as the named Beneficiary, elects to continue the Contract after the Covered Person's death, the surviving spouse may transfer any such Fixed Account portion back to the Fixed Account and begin a new Guarantee Period.

Method of Paying Death Benefit

The death benefit may be paid in a single cash payment or as an annuity (either fixed, variable or a combination), under one or more of our Annuity Options. We describe the Annuity Options in this Prospectus under "The Income Phase -- Annuity Provisions."

During the Accumulation Phase, you may elect the method of payment for the death benefit. These elections are made by sending us at our Service Address an election form, which we will provide.  If no such election is in effect on the date of your death, the Beneficiary may elect either a single cash payment or an annuity. If the Beneficiary is the Participant 's spouse, the Beneficiary may elect to continue the Contract. This election is made by sending us a letter of instruction. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, we will pay the death benefit in a single cash payment.

If we pay the death benefit in the form of an Annuity Option, the Beneficiary becomes the Annuitant/Payee under the terms of that Annuity Option.

Non-Qualified Contracts

If your Contract is a Non-Qualified Contract, special distribution rules apply to the payment of the death benefit. The amount of the death benefit must be distributed either (1) as a lump sum within 5 years after your death or (2) if in the form of an annuity, over a period not greater than the life or expected life of the "designated beneficiary" within the meaning of Section 72(s) of the Internal Revenue Code, with payments beginning no later than one year after your death.

The person you have named as Beneficiary under your Contract, if any, will be the "designated beneficiary." If the named Beneficiary is not living and no contingent beneficiary has been named, the surviving Participant, if any, or the estate of the deceased Participant automatically becomes the designated beneficiary.

If the designated beneficiary is your surviving spouse, your spouse may continue the Contract in his or her own name as Participant. To make this election, your spouse must give us written notification within 60 days after we receive Due Proof of Death. The special distribution rules will then apply on the death of your spouse. To understand what happens when your spouse continues the Contract, see "Spousal Continuance," above.

During the Income Phase, if the Annuitant dies, the remaining value of the Annuity Option(s) in place must be distributed at least as rapidly as the method of distribution under that option.

If the Participant is not a natural person, these distribution rules apply upon the death of any Annuitant.

Payments made in contravention of these special rules would adversely affect the treatment of the Contracts as annuity contracts under the Internal Revenue Code. Neither you nor the Beneficiary may exercise rights that would have that effect.

Selection and Change of Beneficiary

You select your Beneficiary in your Application. You may change your Beneficiary at any time by sending us written notice on our required form, unless you previously made an irrevocable Beneficiary designation. A new Beneficiary designation is not effective until we record the change.

Payment of Death Benefit

Payment of the death benefit in cash will be made within 7 days of the Death Benefit Date, except if we are permitted to defer payment in accordance with the Investment Company Act of 1940. If an Annuity Option is elected, the Annuity Commencement Date will be the first day of the second calendar month following the Death Benefit Date, and your Account will remain in effect until the Annuity Commencement Date.

Due Proof of Death

We accept any of the following as proof of any person's death:

●	an original certified copy of an official death certificate;

●	an original certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

●	any other proof we find satisfactory.

THE INCOME PHASE -- ANNUITY PROVISIONS

During the Income Phase, we make regular monthly annuity payments to the Annuitant.

The Income Phase of your Contract begins with the Annuity Commencement Date. On that date, we apply your Account Value, adjusted as described under the Annuity Option(s) you have selected, and we make the first payment.

Once the Income Phase begins, no lump sum settlement option or cash withdrawals are permitted, except pursuant to Annuity Option D, Monthly Payments for a Specified Period Certain, as described under "Annuity Options," and you cannot change the Annuity Option selected. (Also, a Beneficiary receiving payments after the Annuitant's death under Option B, Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain, may elect to receive the discounted value of the remaining payments in a single sum, as discussed under "Annuity Options.") You may request a full withdrawal before the Annuity Commencement Date, which will be subject to all charges applicable on withdrawals. (See "Withdrawals, Withdrawal Charge and Market Value Adjustment.")

Selection of the Annuitant or Co-Annuitant

You select the Annuitant in your Application. The Annuitant is the person who receives annuity payments during the Income Phase and on whose life these payments are based. In your Contract, the Annuity Option(s) refer to the Annuitant as the "Payee." If you name someone other than yourself as Annuitant and the Annuitant dies before the Income Phase, you become the Annuitant.

In a Non-Qualified Contract, if you name someone other than yourself as Annuitant, you may also select a Co-Annuitant, who will become the new Annuitant if the original Annuitant dies before the Income Phase. If both the Annuitant and Co-Annuitant die before the Income Phase, you become the Annuitant. If you have named both an Annuitant and a Co-Annuitant, you may designate one of them to become the sole Annuitant as of the Annuity Commencement Date, if both are living at that time. If you have not made that designation on the 30th day before the Annuity Commencement Date, and both the Annuitant and the Co-Annuitant are still living, the Co-Annuitant will become the Annuitant.

When an Annuity Option has been selected as the method of paying the death benefit, the Beneficiary is the Payee of the annuity payment.

Selection of the Annuity Commencement Date

You select the Annuity Commencement Date in your Application. The following restrictions apply to the date you may select:

●	The earliest possible Annuity Commencement Date is the first day of the first month following your first Account Anniversary.

●
The latest possible Annuity Commencement Date is the first day of the month following the Annuitant's 95th birthday ("maximum Annuity Commencement Date") or, if there is a Co-Annuitant, the 95th birthday of the younger of the Annuitant and Co-Annuitant.

●	The Annuity Commencement Date must always be the first day of a calendar month.

You may change the Annuity Commencement Date by sending us written notice, in a form acceptable to us, with the following additional limitations:

●	We must receive your notice, in good order, at least 30 days before the current Annuity Commencement Date.

●	The new Annuity Commencement Date must be at least 30 days after we receive the notice.

There may be other restrictions on your selection of the Annuity Commencement Date imposed by your retirement plan or applicable law. In most situations, current law requires that for a Qualified Contract, certain minimum distributions must commence no later than April 1 following the year the Annuitant reaches age 70½ (or, for Qualified Contracts other than IRAs, no later than April 1 following the year the Annuitant retires, if later than the year the Annuitant reaches age 70½).

Annuity Options

We offer the following Annuity Options for payments during the Income Phase. Each Annuity Option may be selected for a Variable Annuity, a Fixed Annuity, or a combination of both. We may also agree to other settlement options, in our discretion.

      Annuity Option A  Life Annuity

We provide monthly payments during the lifetime of the Annuitant. Annuity payments stop when the Annuitant dies. There is no provision for continuation of any payments to a Beneficiary.

      Annuity Option B - Life Annuity With 60, 120, 180 or 240 Monthly Payments Certain

We make monthly payments during the lifetime of the Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period. The election of a longer period results in smaller monthly payments. If no Beneficiary is designated, we pay the discounted value of the remaining payments in one sum to the Annuitant's estate. The Beneficiary may also elect to receive the discounted value of the remaining payments in one sum. The discount rate for a Variable Annuity will be the assumed interest rate in effect; the discount rate for a Fixed Annuity will be based on the interest rate we used to determine the amount of each payment.

      Annuity Option C - Joint and Survivor Annuity

We make monthly payments during the lifetime of the Annuitant and another person you designate and during the lifetime of the survivor of the two. We stop making payments when the survivor dies. There is no provision for continuance of any payments to a Beneficiary.

      Annuity Option D - Monthly Payments for a Specified Period Certain

We make monthly payments for a specified period of time from 10 to 30 years, as you elect. The longer the period you elect, the smaller your monthly payments will be. If payments under this option are paid on a variable annuity basis, the Annuitant may elect to receive some or all of the discounted value of the remaining payments, less any applicable withdrawal charge; the discount rate for this purpose will be the assumed interest rate in effect. If the Annuitant dies during the period selected, the remaining income payments are made as described above for payments to a Beneficiary under Annuity Option B. The election of this Annuity Option may result in the imposition of a penalty tax.

Selection of Annuity Option

You select one or more of the Annuity Options, which you may change during the Accumulation Phase, as long as we receive your selection or change in writing at least 30 days before the Annuity Commencement Date. If we have not received your written selection on the 30th day before the Annuity Commencement Date, you will receive Annuity Option B, for a life annuity with 120 monthly payments certain.

You may specify the proportion of your Adjusted Account Value you wish to provide a Variable Annuity or a Fixed Annuity. Under a Variable Annuity, the dollar amount of payments will vary, while under a Fixed Annuity, the dollar amount of payments will remain the same. If you do not specify a Variable Annuity or a Fixed Annuity, your Adjusted Account Value will be divided between Variable Annuities and Fixed Annuities in the same proportions as your Account Value was divided between the Variable and Fixed Accounts on the Annuity Commencement Date. You may allocate your Adjusted Account Value applied to a Variable Annuity among the Sub-Accounts, or we will use your existing allocations.

There may be additional limitations on the options you may elect under your particular retirement plan or applicable law.

Remember that the Annuity Options may not be changed once annuity payments begin.

Amount of Annuity Payments

      Adjusted Account Value

The Adjusted Account Value is the amount we apply to provide a Variable Annuity and/or a Fixed Annuity. We calculate Adjusted Account Value by taking your Account Value on the Business Day just before the Annuity Commencement Date and making the following adjustments:

●	We deduct a proportional amount of the Account Fee, based on the fraction of the current Account Year that has elapsed.

●	If applicable, we apply the Market Value Adjustment to your Account Value in the Fixed Account, which may result in a deduction, an addition, or no change.

●	We deduct any applicable premium tax or similar tax if not previously deducted.

      Variable Annuity Payments

On the Annuity Commencement Date, we will exchange your Account's Variable Annuity Units for annuitization units which have annual insurance charges of 1.45% of your Account's average daily net assets. Variable Annuity payments may vary each month. We determine the dollar amount of the first payment using the portion of your Adjusted Account Value applied to a Variable Annuity and the Annuity Payment Rates in your Contract, which are based on an assumed interest rate of 3% per year, compounded annually. See "Annuity Payment Rates."

To calculate the remaining payments, we convert the amount of the first payment into Annuity Units for each Sub-Account; we determine the number of those Annuity Units by dividing the portion of the first payment attributable to the Sub-Account by the Annuity Unit Value of that Sub-Account for the Valuation Period ending just before the Annuity Commencement Date. This number of Annuity Units for each Sub-Account will remain constant (unless the Annuitant requests an exchange of Annuity Units). However, the dollar amount of the next Variable Annuity payment -- which is the sum of the number of Annuity Units for each Sub-Account times its Annuity Unit Value for the Valuation Period ending just before the date of the payment -- will increase, decrease, or remain the same, depending on the net investment return of the Sub-Accounts.

If the net investment return of the Sub-Accounts selected is the same as the assumed interest rate of 3%, compounded annually, the payments will remain level. If the net investment return exceeds the assumed interest rate, payments will increase and, conversely, if it is less than the assumed interest rate, payments will decrease.

Please refer to the Statement of Additional Information for more information about calculating Variable Annuity Units and Variable Annuity payments, including examples of these calculations.

      Fixed Annuity Payments

Fixed Annuity payments are the same each month. We determine the dollar amount of each Fixed Annuity payment using the fixed portion of your Adjusted Account Value and the applicable Annuity Payment Rates. These will be either (1) the rates in your Contract, which are based on a minimum guaranteed interest rate of 3% per year, compounded annually, or (2) new rates we have published and are using on the Annuity Commencement Date, if they are more favorable. See "Annuity Payment Rates."

      Minimum Payments

If your Adjusted Account Value is less than $2,000, or the first annuity payment for any Annuity Option is less than $20, we will pay the Adjusted Account Value to the Annuitant in one payment.

Exchange of Variable Annuity Units

During the Income Phase, the Annuitant may exchange Annuity Units in one Sub-Account for Annuity Units in another Sub-Account, up to 12 times each Account Year. Any such exchanges may be subject to any restrictions or other policies that the Funds have adopted to protect the Funds from short-term trading or other practices that are potentially harmful to the Fund (the "Funds' Shareholder Trading Policies"). The applicability of the Funds' Shareholder Trading Policies is the same during the Income Phase as during the Accumulation Phase, and this is discussed in this prospectus under "Funds' Shareholder Trading Policies." For the reasons discussed there, you should review and comply with each Fund's Shareholder Trading Policies, which are disclosed in the Funds' current prospectuses.

To make an exchange, the Annuitant sends us, at our Annuity Mailing Address, a written request stating the number of Annuity Units in the Sub-Account he or she wishes to exchange and the new Sub-Account for which Annuity Units are requested. The number of new Annuity Units will be calculated so the dollar amount of an annuity payment on the date of the exchange would not be affected. To calculate this number, we use Annuity Unit values for the Valuation Period during which we receive the exchange request.

Before exchanging Annuity Units in one Sub-Account for those in another, the Annuitant should carefully review the relevant Fund prospectuses for the investment objectives and risk disclosure of the Funds in which the Sub-Accounts invest.

During the Income Phase, we permit only exchanges among Sub-Accounts. No exchanges to or from a Fixed Annuity are permitted.

Account Fee

During the Income Phase, we deduct the annual Account Fee of $35 in equal amounts from each Variable Annuity payment. We do not deduct the annual Account Fee from Fixed Annuity payments.

Annuity Payment Rates

The Contracts contain Annuity Payment Rates for each Annuity Option described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of: (a) the first monthly Variable Annuity payment based on the assumed interest rate specified in the applicable Contract (at least 3% per year, compounded annually); and (b) the monthly Fixed Annuity payment, when this payment is based on the minimum guaranteed interest rate specified in the Contract (at least 3% per year, compounded annually). We may change these rates under Group Contracts for Accounts established after the effective date of such change (see "Other Contract Provisions -- Modification").

The Annuity Payment Rates may vary according to the Annuity Options elected and the adjusted age of the Annuitant. The Contracts also describe the method of determining the adjusted age of the Annuitant. The mortality table used in determining the Annuity Payment Rates for Options A, B and C is the 1983 Individual Annuitant Mortality Table.

Annuity Options as Method of Payment for Death Benefit

You or your Beneficiary may also select one or more Annuity Options to be used in the event of the Annuitant's death before the Income Phase, as described under the "Death Benefit" section of this Prospectus. In that case, your Beneficiary will be the Annuitant. The Annuity Commencement Date will be the first day of the second month beginning after the Death Benefit Date.

OTHER CONTRACT PROVISIONS

Exercise of Contract Rights

An Individual Contract belongs to the individual to whom the Contract is issued. A Group Contract belongs to the Owner. In the case of a Group Contract, the Owner may expressly reserve all Contract rights and privileges; otherwise, each Participant will be entitled to exercise such rights and privileges. In any case, such rights and privileges can be exercised without the consent of the Beneficiary (other than an irrevocably designated Beneficiary) or any other person. Such rights and privileges may be exercised only before the Annuity Commencement Date, except as the Contract otherwise provides.

The Annuitant becomes the Payee on and after the Annuity Commencement Date. The Beneficiary becomes the Payee on the death of the Covered Person prior to the Annuity Commencement Date, or on the death of the Annuitant after the Annuity Commencement Date. Such Payee may thereafter exercise such rights and privileges, if any, of ownership which continue.

Change of Ownership

Ownership of a Qualified Contract may not be transferred except to: (1) the Annuitant; (2) a trustee or successor trustee of a pension or profit sharing trust which is qualified under Section 401 of the Internal Revenue Code; (3) the employer of the Annuitant, provided that the Qualified Contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Internal Revenue Code for the benefit of the Annuitant; (4) the trustee or custodian of an individual retirement account plan qualified under Section 408 of the Internal Revenue Code for the benefit of the Participants under a Group Contract; or (5) as otherwise permitted from time to time by laws and regulations governing the retirement or deferred compensation plans for which a Qualified Contract may be issued. Subject to the foregoing, a Qualified Contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than the Company.

The Owner of a Non-Qualified Contract may change the ownership of the Contract prior to the Annuity Commencement Date; and each Participant, in like manner, may change the ownership interest in a Contract. A change of ownership will not be binding on us until we receive written notification. When we receive such notification, the change will be effective as of the date on which the request for change was signed by the Owner or Participant, as appropriate, but the change will be without prejudice to us on account of any payment we make or any action we take before receiving the change. If you change the Owner of a Non-Qualified Contract, you will become immediately liable for the payment of taxes on any gain realized under the Contract prior to the change of ownership, including possible liability for a 10% federal excise tax.

Change of ownership may affect the availability of optional death benefit riders or the expenses incurred with the optional death benefit riders.

Voting of Fund Shares

We will vote Fund shares held by the Sub-Accounts at meetings of shareholders of the Fund or in connection with similar solicitations, but will follow voting instructions received from persons having the right to give voting instructions. During the Accumulation Phase, you will have the right to give voting instructions, except in the case of a Group Contract where the Owner has reserved this right. During the Income Phase, the Payee (that is the Annuitant or Beneficiary entitled to receive benefits) is the person having such voting rights. We will vote any shares attributable to us and Fund shares for which no timely voting instructions are received in the same proportion as the shares for which we receive instructions from Owners, Participants and Payees, as applicable.

Owners of Qualified Contracts issued on a group basis may be subject to other voting provisions of the particular plan and under the Investment Company Act of 1940. Employees who contribute to plans that are funded by the Contracts may be entitled to instruct the Owners as to how to instruct us to vote the Fund shares attributable to their contributions. Such plans may also provide the additional extent, if any, to which the Owners shall follow voting instructions of persons with rights under the plans. If no voting instructions are received from any such person with respect to a particular Participant Account, the Owner may instruct the Company as to how to vote the number of Fund shares for which instructions may be given.

Neither the Variable Account nor the Company is under any duty to provide information concerning the voting instruction rights to persons who may have such rights under plans, other than rights afforded under the Investment Company Act of 1940, or any duty to inquire as to the instructions received by Owners, Participants or others, or the authroity of any such persons, to instruct the voting of Fund shares. Except as the Variable Account or the Company has actual knowledge to the contrary, the instructions given by Owners under Group Contracts and Payees will be valid as they affect the Variable Account, the Company and any others having voting instruction rights with respect to the Variable Account.

All Fund proxy material, together with an appropriate form to be used to give voting instructions, will be provided to each person having the right to give voting instructions at least 10 days prior to each meeting of the shareholders of the Fund. We will determine the number of Fund shares as to which each such person is entitled to give instructions as of the record date set by the Fund for such meeting, which is expected to be not more than 90 days prior to each such meeting. Prior to the Annuity Commencement Date, the number of Fund shares as to which voting instructions may be given to the Company is determined by dividing the value of all of the Variable Accumulation Units of the particular Sub-Account credited to the Participant Account by the net asset value of one Fund share as of the same date. On or after the Annuity Commencement Date, the number of Fund shares as to which such instructions may be given by a Payee is determined by dividing the reserve held by the Company in the Sub-Account with respect to the particular Payee by the net asset value of a Fund share as of the same date. After the Annuity Commencement Date, the number of Fund shares as to which a Payee is entitled to give voting instructions will generally decrease due to the decrease in the reserve.

Reports to Owners

We will send you, by regular U.S. mail, confirmation of all Purchase Payments (including any interest credited), withdrawals, (including any withdrawal charges, negative market value adjustments, and federal taxes on withdrawals), minimum distributions, death benefit payments, and transfers (excluding dollar-cost averaging transfers).  Such confirmations will be sent within two business days after the transaction occurs.

In addition, within 5 business days after each Account Quarter, we will send you a statement showing your current Account Value, death benefit value, and investment allocation by asset class.  Each quarterly statement will detail transactions that occurred during the last Account Quarter including Purchase Payments, annuity payments, transfers (including dollar-cost averaging transfers), partial withdrawals, systematic withdrawals, minimum distributions, portfolio rebalancing, asset reallocations, interest credited on fixed accounts, and annual contract fees assessed.

We will also send you annual and semi-annual reports of the funds in which you are invested, including a list of investments held by each portfolio as of the current date of the report.

It is your obligation to review each such statement carefully and to report to us, at the address or telephone number provided on the statement, any errors or discrepancies in the information presented therein within 60 days of the date of such statement. Unless we receive notice of any such error or discrepancy from you within such period, we may not be responsible for correcting the error or discrepancy.

Substitution of Securities

Shares of any or all Funds may not always be available for investment under the Contracts. We may add or delete Funds or other investment companies as variable investment options under the Contracts. We may also substitute shares of another Fund or shares of another registered open-end investment company or unit investment trust for the shares held in any Sub-Account, provided that the substitution has been approved, if required, by the SEC. In the event of any substitution pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the substitution.

Change in Operation of Variable Account

At our election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of Trust shares held by the Sub-Accounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the SEC. In the event of any change in the operation of the Variable Account pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

Splitting Units

We reserve the right to split or combine the value of Variable Accumulation Units, Annuity Units or any of them. In effecting any such change of unit values, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Contract.

Modification

Upon notice to the Participant, in the case of an Individual Contract, and the Owner and Participant(s), in the case of a Group Contract (or the Payee(s) during the Income Phase), we may modify the Contract if such modification: (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company or the Variable Account is subject; (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts; (3) is necessary to reflect a change in the operation of the Variable Account or the Sub-Account(s) (see "Change in Operation of Variable Account"); (4) provides additional Variable Account and/or fixed accumulation options; or (5) as may otherwise be in the best interests of Owners, Participants, or Payees, as applicable. In the event of any such modification, we may make appropriate endorsement in the Contract to reflect such modification.

In addition, upon notice to the Owner, we may modify a Group Contract to change the withdrawal charges, Account Fee, mortality and expense risk charges, administrative expense charges, the tables used in determining the amount of the first monthly variable annuity and fixed annuity payments and the formula used to calculate the Market Value Adjustment, provided that such modification applies only to Participant Accounts established after the effective date of such modification. In order to exercise our modification rights in these particular instances, we must notify the Owner of such modification in writing. The notice shall specify the effective date of such modification which must beat least 60 days following the date we mail notice of modification. All of the charges and the annuity tables which are provided in the Group Contract prior to any such modification will remain in effect permanently, unless improved by the Company, with respect to Participant Accounts established prior to the effective date of such modification.

Discontinuance of New Participants

We may limit or discontinue the acceptance of new Applications and the issuance of new Certificates under a Group Contract by giving 30 days prior written notice to the Owner. This will not affect rights or benefits with respect to any Participant Accounts established under such Group Contract prior to the effective date of such limitation or discontinuance.

Reservation of Rights

We reserve the right, to the extent permitted by law, to: (1) combine any2 or more variable accounts or Sub-Accounts; (2) add or delete Funds, sub-series thereof or other investment companies and corresponding Sub-Accounts; (3) add or remove Guarantee Periods available at any time for election by a Participant; and (4) restrict or eliminate any of the voting rights of Participants (or Owners) or other persons who have voting rights as to the Variable Account. Where required by law, we will obtain approval of changes from Participants or any appropriate regulatory authority. In the event of any change pursuant to this provision, we may make appropriate endorsement to the Contract to reflect the change.

Right to Return

If you are not satisfied with your Contract, you may return it by mailing or delivering it to us at our Annuity Mailing Address, as shown on the cover of this Prospectus, within 10 days, or longer if allowed by your state, after it was delivered to you. State law may also require you to return the Contract to your sales representative. When we receive the returned Contract, it will be cancelled and we will refund to you your Account Value less the Adjusted Purchase Payment Interest. The Adjusted Purchase Payment Interest that may be deducted is equal to the lesser of:

●	the portion of the Account Value that is attributable to any Purchase Payment Interest, and

●	all Purchase Payment Interest.

This means you receive any gain on Purchase Payment Interest and we bear any loss. However, if applicable state law requires, we will return the full amount of any Purchase Payment(s) we received.

If you are establishing an Individual Retirement Annuity ("IRA"), the Internal Revenue Code requires that we give you a disclosure statement containing certain information about the Contract and applicable legal requirements. We must give you this statement on or before the date the IRA is established. If we give you the disclosure statement before the seventh day preceding the date the IRA is established, you will not have any right of revocation under the Code. If we give you the disclosure statement at a later date, then you may give us a notice of revocation at any time within 7 days after your Contract Date. Upon such revocation, we will refund your Purchase Payment(s). This right of revocation with respect to an IRA is in addition to the return privilege set forth in the preceding paragraph. We allow a Participant establishing an IRA a "ten day free-look," notwithstanding the provisions of the Internal Revenue Code.

TAX CONSIDERATIONS

This section provides general information on the federal income tax consequences of ownership of a Contract based upon our understanding of current federal tax laws. Actual federal tax consequences will vary depending on, among other things, the type of retirement plan under which your Contract is issued. Also, legislation altering the current tax treatment of annuity contracts could be enacted in the future and could apply retroactively to Contracts that were purchased before the date of enactment. We make no attempt to consider any applicable federal estate, federal gift, state, or other tax laws. We also make no guarantee regarding the federal, state, or local tax status of any Contract or any transaction involving any Contract. You should consult a qualified tax professional for advice before purchasing a Contract or executing any other transaction (such as a rollover, distribution, withdrawal or payment) involving a Contract.

U.S. Federal Income Tax Considerations

The following discussion applies only to those Contracts issued in the United States. For a discussion of tax considerations effecting Contracts issued in Puerto Rico, see "Puerto Rico Tax Considerations."

     Deductibility of Purchase Payments

For federal income tax purposes, Purchase Payments made under Non-Qualified Contracts are not deductible.  Under certain circumstances, Purchase Payments made under Qualified Contracts may be excludible or deductible from taxable income.  Any such amounts will also be excluded from the "investment in the contract" for purposes of determining the taxable portion of any distributions from a Qualified Contract. As a general rule, regardless of whether you own a Qualified or a Non-Qualified Contract, the amount of your tax liability on earnings and distributions will depend upon the specific tax rules applicable to your Contract and your particular circumstances.

     Pre-Distribution Taxation of Contracts

Generally, an increase in the value of a Contract will not give rise to a current income tax liability to the Owner of a Contract or to any payee under the Contract until a distribution is received from the Contract.  However, certain assignments or pledges of a Contract or loans under a Contract will be treated as distributions to the Owner of the Contract and will accelerate the taxability of any increases in the value of a Contract.

Also, corporate (or other non-natural person) Owners of a Non-Qualified Contract will generally incur a current tax liability on Account Value increases. There are certain exceptions to this current taxation rule, including: (i) any Contract that is an "immediate annuity", which the Internal Revenue Code (the "Code") defines as a single premium contract with an annuity commencement date within one year of the date of purchase which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period, and (ii) any Contract that the non-natural person holds as agent for a natural person (such as where a bank or other entity holds a Contract as trustee under a trust agreement).

You should note that a qualified retirement plan generally provides tax deferral regardless of whether the plan invests in an annuity contract.  For that reason, no decision to purchase a Qualified Contract should be based on the assumption that the purchase of a Qualified Contract is necessary to obtain tax deferral under a qualified plan.

     Distributions and Withdrawals from Non-Qualified Contracts

The Account Value of a Non-Qualified Contract will generally include both (i) an amount attributable to Purchase Payments, the return of which will not be taxable, and (ii) an amount attributable to investment earnings, the receipt of which will be taxable at ordinary income rates. The relative portions of any particular distribution that derive from nontaxable Purchase Payments and taxable investment earnings depend upon the nature and the timing of that distribution.

Any withdrawal of less than your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date, must be treated as a receipt of investment earnings. You may not treat such withdrawals as a non-taxable return of Purchase Payments unless you have first withdrawn the entire amount of the Account Value that is attributable to investment earnings. For purposes of determining whether an Owner has withdrawn the entire amount of the investment earnings under a Non-Qualified Contract, the Code provides that all Non-Qualified deferred annuity contracts issued by the same company to the same Owner during any one calendar year must be treated as one annuity contract. If you withdraw your entire Account Value under a Non-Qualified Contract before the Annuity Commencement Date (a "full surrender"), the taxable portion will equal the amount you receive less the "investment in the contract" (i.e., the total Purchase Payments (excluding amounts that were deductible by, or excluded from the gross income of, the Owner of a Contract), less any Purchase Payments that were amounts previously received which were not includable in income).

A Payee who receives annuity payments under a Non-Qualified Contract after the Annuity Commencement Date, will generally be able to treat a portion of each payment as a nontaxable return of Purchase Payments. and to treat only the remainder of each such payment as taxable investment earnings. Until the Purchase Payments have been fully recovered in this manner, the nontaxable portion of each payment will be determined by the ratio of (i) the total amount of the Purchase Payments made under the Contract, to (ii) the Payee's expected return under the Contract. Once the Payee has received nontaxable payments in an amount equal to total Purchase Payments, no further exclusion is allowed and all future distributions will constitute fully taxable ordinary income. If payments are terminated upon the death of the Annuitant or other Payee before the Purchase Payments have been fully recovered, the unrecovered Purchase Payments may be deducted on the final return of the Annuitant or other Payee.

A penalty tax of 10% may also apply to taxable cash withdrawals, including lump-sum payments from Non-Qualified Contracts. This penalty will generally not apply to distributions made after age 59½, to distributions pursuant to the death or disability of the owner, to distributions that are a part of a series of substantially equal periodic payments made not less frequently than annually for life or life expectancy, or to distributions under an immediate annuity (as defined above).

Death benefits paid upon the death of a Participant are not life insurance benefits and will generally be includible in the income of the recipient to the extent they represent investment earnings under the Contract.  For this purpose, the amount of the investment in the contract is not affected by the Participant 's or Annuitant's death, i.e., the investment in the Contract must still be determined by reference to the Participant 's investment in the Contract.  Special mandatory distribution rules also apply after the death of the Participant when the beneficiary is not the surviving spouse of the Participant .

If death benefits are distributed in a lump sum, the taxable amount of those benefits will be determined in the same manner as upon a full surrender of the Contract.  If death benefits are distributed under an annuity option, the taxable amount of those benefits will be determined in the same manner as annuity payments, as described above.

Any amounts held under a Non-Qualified Contract that are assigned or pledged as collateral for a loan will also be treated as if withdrawn from the Contract.  In addition, upon the transfer of a Non-Qualified Contract by gift (other than to the Participant 's spouse), the Participant must treat an amount equal to the Account Value minus the total amount paid for the Contract as income.

     Distributions and Withdrawals from Qualified Contracts

In most cases, all of the distributions you receive from a Qualified Contract will constitute fully taxable ordinary income. Also, a 10% penalty tax will apply to distributions prior to age 59½, except in certain circumstances.

If you receive a distribution from a Qualified Contract used in connection with a qualified pension plan, from a tax-sheltered annuity, a governmental Code Section 457 plan or an individual retirement annuity "IRA" and roll over some or all that distribution to another eligible plan, following the rules set out in the Code and IRS regulations, the portion of such distribution that is rolled over will not be includible in your income. An eligible rollover distribution from a qualified plan, tax-sheltered annuity or governmental Section 457 plan will be subject to 20% mandatory withholding as described below. Because the amount of the cash paid to you as an eligible rollover distribution will be reduced by this withholding, you will not be able to roll over the entire account balance under your Contract, unless you use other funds equal to the tax withholding to complete the rollover. Rollovers of IRA distributions are not subject to the 20% mandatory withholding requirement.

An eligible rollover distribution from a qualified plan, governmental Section 457 plan or tax-sheltered annuity is any distribution of all or any portion of the balance to the credit of an employee, except that the term does not include:

●	a distribution which is one of a series of substantially equal periodic payments made annually under a lifetime annuity or for a specified period of ten years or more;

●	any required minimum distribution, or

●	any hardship distribution.

Only you or your surviving spouse Beneficiary may elect to roll over a distribution to an eligible retirement plan. However, a non-surviving-spouse Beneficiary may able to directly transfer a distribution to a so-called inherited IRA that will be subject to the IRS distribution rules applicable to beneficiaries.

     Withholding

In the case of an eligible rollover distribution (as defined above) from a Qualified Contract (other than from an IRA), we (or the plan administrator) must withhold and remit to the U.S. Government 20% of the distribution, unless the Participant or Payee elects to make a direct rollover of the distribution to another qualified retirement plan that is eligible to receive the rollover; however, only you or your surviving spouse Beneficiary may elect a direct rollover. In the case of a distribution from (i) a Non-Qualified Contract, (ii) an IRA, or (iii) a Qualified Contract where the distribution is not an eligible rollover distribution, we will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Participant or Payee provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold. The Participant or Payee may credit against his or her federal income tax liability for the year of distribution any amounts that we (or the plan administrator) withhold.

     Investment Diversification and Control

The Treasury Department has issued regulations that prescribe investment diversification requirements for the mutual fund series underlying non-qualified variable contracts. All Non-Qualified Contracts must comply with these regulations to qualify as annuities for federal income tax purposes. The owner of a Non-Qualified Contract that does not meet these guidelines will be subject to current taxation on annual increases in value of the Contract.   We believe that each Fund available as an investment option under the Contract complies with these regulations.

The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a Participant from being treated as the owner of separate account assets under an "owner control" test.  If a Participant is treated as the owner of separate account assets for tax purposes, the Participant would be subject to taxation on the income and gains from the separate account assets. In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract  Participant will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Revenue Ruling 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts' underlying assets for federal income tax purposes.

Revenue Ruling 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances. We do not believe that the differences between the Contract and the contracts described in Revenue Ruling 2003-91 should prevent the holding in Revenue Ruling 2003-91 from applying.  Nevertheless, you should consult with a qualified tax professional on the potential impact of the investor control rules of the IRS as they relate to the investment decisions and activities you may undertake with respect to the Contract.  In addition, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject in the future.  Accordingly, we therefore reserve the right to modify the Contracts as necessary to attempt to prevent you from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify you if we determine that it is no longer practicable to maintain the Contract in a manner that was designed to prevent you from being considered the owner of the assets of the Separate Account.  You bear the risk that you may be treated as the owner of Separate Account assets and taxed accordingly.

     Tax Treatment of the Company and the Variable Account

As a life insurance company under the Code, we will record and report operations of the Variable Account separately from other operations. The Variable Account will not, however, constitute a regulated investment company or any other type of taxable entity distinct from our other operations. Under present law, we will not incur tax on the income of the Variable Account (consisting primarily of interest, dividends, and net capital gains) if we use this income to increase reserves under Contracts participating in the Variable Account.

     Qualified Retirement Plans

"Qualified Contracts" are Contracts used with plans that receive tax-deferral treatment pursuant to specific provisions of the Code.  Annuity contracts also receive tax-deferral treatment.  It is not necessary that you purchase an annuity contract to receive the tax-deferral treatment available through a Qualified Contract.  If you purchase this annuity Contract as a Qualified Contract, you do not receive additional tax-deferral.  Therefore, if you purchase this annuity Contract as a Qualified Contract, you should do so for reasons other than obtaining tax deferral.

You may use Qualified Contracts with several types of qualified retirement plans. Because tax consequences will vary with the type of qualified retirement plan and the plan's specific terms and conditions, we provide below only brief, general descriptions of the consequences that follow from using Qualified Contracts in connection with various types of qualified retirement plans. We stress that the rights of any person to any benefits under these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms of the Qualified Contracts that you are using. These terms and conditions may include restrictions on, among other things, ownership, transferability, assignability, contributions and distributions.

In evaluating whether the Contract is suitable for purchase in connection with a tax-qualified plan under Section 401(a) of the Code or a tax-sheltered annuity arrangement under Section 403(b) of the Code, the effect of the Purchase Payment Interest provisions on the plan's compliance with the applicable nondiscrimination requirements should be considered. Violation of the nondiscrimination rules can cause a plan to lose its tax qualified status under the Code and could result in the full taxation of participants on all of their benefits under the plan. Violation of the nondiscrimination rules might also result in a liability for additional benefits being paid to certain plan participants. Employers intending to use the Contract in connection with such plans should consult a qualified tax professional.

     Pension and Profit-Sharing Plans

Sections 401(a), 401(k) and 403(a) of the Code permit business employers and certain associations to establish various types of retirement plans for employees. The Code requirements are similar for qualified retirement plans of corporations and those of self-employed individuals. Self-employed persons, as a general rule, may therefore use Qualified Contracts as a funding vehicle for their retirement plans.

     Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain limitations, exclude the amount of purchase payments from gross income for tax purposes. The Code imposes restrictions on cash withdrawals from Section 403(b) annuities.

If the Contracts are to receive tax-deferred treatment, cash withdrawals of amounts attributable to salary reduction contributions (other than withdrawals of accumulation account value as of December 31, 1988) may be made only when the Participant attains age 59½, has a severance from employment with the employer, dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code). These restrictions apply to (i) any post-1988 salary reduction contributions, (ii) any growth or interest on post-1988 salary reduction contributions (iii) any growth or interest on pre-1989 salary reduction contributions that occurs on or after January 1, 1989, and  (iv) any pre-1989 salary reduction contributions since we do not maintain records that separately account for such contributions.  It is permissible, however, to withdraw post-1988 salary reduction contributions (but not the earnings attributable to such contributions) in cases of financial hardship. The Internal Revenue Service has issued specific rules defining financial hardship, but those rules do not become effective until January 1, 2009.  Until then, we expect that to qualify for a hardship distribution, the Participant must have an immediate and heavy bona fide financial need and lack other resources reasonably available to satisfy the need. Hardship withdrawals (as well as certain other premature withdrawals) will be subject to a 10% tax penalty, in addition to any withdrawal charge applicable under the Contracts. Under certain circumstances the 10% tax penalty will not apply if the withdrawal is for medical expenses.

Section 403(b) annuities, like IRAs, are subject to required minimum distributions under the Code.  Section 403(b) annuities are unique, however, in that any account balance accruing before January 1, 1987 (the "pre-1987 balance") needs to comply with only the minimum distribution incidental benefit (MDIB) rule and not also with the minimum distribution rules set forth in Section 401(a)(9) of the Code.  This special treatment for any pre-1987 balance is, however, conditioned upon the issuer identifying the pre-1987 balance and maintaining accurate records of changes to the balance.  Since we do not maintain such records, your pre-1987 balance, if any, will not be eligible for special distribution treatment.

Under the terms of a particular Section 403(b) plan, the Participant may be entitled to transfer all or a portion of the Account Value to one or more alternative funding options. Participants should consult the documents governing their plan and the person who administers the plan for information as to such investment alternatives.

The Internal Revenue Service has issued comprehensive regulations that are generally effective January 1, 2009, to 403(b) plans and annuities, but that may apply to a Section 403(b) annuity issued before that date.  You should consult with a qualified tax professional about those regulations.

     Individual Retirement Arrangements

Sections 219 and 408 of the Code permit eligible individuals to contribute to a so-called "traditional" individual retirement program, including Individual Retirement Accounts and Annuities, Simplified Employee Pension Plans, and SIMPLE Retirement Accounts. Such IRAs are subject to limitations on contribution levels, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed in an IRA on a tax-deferred basis. The Internal Revenue Service imposes special information requirements with respect to IRAs and we will provide purchasers of the Contracts as Individual Retirement Annuities with any necessary information. You will have the right to revoke a Contract issued as an Individual Retirement Annuity under certain circumstances, as described in the section of this Prospectus entitled "Right to Return." If your Contract is issued in connection with an Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Roth Individual Retirement Arrangements

Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Unlike contributions to a traditional IRA under Section 408 of the Code, contributions to a Roth IRA are not tax-deductible. Provided certain conditions are satisfied, distributions are generally tax-free. Like traditional IRAs, Roth IRAs are subject to limitations on contribution amounts and the timing of distributions. If you convert a traditional Individual Retirement Annuity Contract into a Roth IRA Contract or your Individual Retirement Account that holds a Contract is converted to a Roth Individual Retirement Account, the fair market value of the Contract is included in taxable income. Under IRS regulations and Revenue Procedure 2006-13, fair market value may exceed the Contract's account balance.  Thus, you should consult with a qualified tax professional prior to any conversion.

The Internal Revenue Service imposes special information requirements with respect to Roth IRAs and we will provide the necessary information for Contracts issued as Roth Individual Retirement Annuities. If your Contract is issued in connection with a Roth Individual Retirement Account, we have no information about the Account and you should contact the Account's trustee or custodian.

     Impact of Optional Death Benefit Riders

Qualified Contracts. If your Contract is a traditional IRA annuity or a 403(b) TSA annuity, it is subject to certain required minimum distribution (RMD) requirements imposed by the Internal Revenue Code and IRS regulations. Under the RMD rules, distributions must begin no later than April 1 of the calendar year following the year in which you attain age 70½ or, for non-IRAs, the date of retirement instead of age 70½ if it is later. The RMD amount for a distribution calendar year is generally calculated by dividing the Contract's value as of 12/31 of the prior calendar year by the applicable distribution factor set forth in a Uniform Lifetime Table in the IRS regulations. For Contracts issued in connection with traditional Individual Retirement Accounts, you should contact the Account's trustee or custodian about RMD requirements since we only provide the trustee or custodian with the Contract's value (including any actuarial present value of additional benefits discussed below) so that it can be used in the Account's RMD calculations.

Effective with the 2006 distribution calendar year, the actuarial present value as of 12/31 of any additional benefits that are provided under your Contract (such as optional death benefits) will be added to the Contract's Account Value as of 12/31 in order to calculate the RMD amount. There are two exceptions to the requirement that the actuarial present value of an additional benefit must be added to the Account Value for RMD calculation purposes. First, if the only additional benefit provided under a Contract is a return of premium death benefit (i.e., a benefit under which the final payment does not exceed the amount of purchase payments made less prior distributions), then the additional benefit is disregarded and the RMD calculation uses only the 12/31 Account Value. Second, if (1) the Contract provides only for additional benefits that are each reduced on a proportional basis in the event of distributions, with or without a return of premium death benefit that is not reduced in amount proportionately in the event of distributions and (2) the actuarial present value of all the Contract's additional benefits is no more than 20% of the 12/31 Account Value, then the additional benefits are disregarded and the RMD calculation uses only the 12/31 Account Value. When we notify you of the RMD amount for a distribution calendar year, we will inform you if the calculation included the actuarial present value of additional benefits. Because of the above requirements, your initial or renewal election of an optional rider could cause your RMD amount to be higher than it would be without such an election. Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional rider, you should consult with a qualified tax professional as to the possible effect of that rider on your yearly RMD amounts.

You may take an RMD amount calculated for a particular IRA annuity from that annuity or from another IRA account or IRA annuity of yours.  Similarly, you may take an RMD amount calculated for a particular TSA annuity from that annuity or from another TSA account or TSA annuity of yours.  If your Qualified Contract is an asset of a qualified retirement plan, the qualified plan is subject to the RMD requirements and the Contract, as an asset of the qualified plan, may need to be used as a source of funds for the RMDs.

If your Contract is a traditional Individual Retirement Annuity or is held by your traditional Individual Retirement Account and you might convert in the future to a Roth IRA (see "Roth Individual Retirement Arrangements"), then your initial or renewal election of an optional rider could cause your taxable income upon conversion to be higher than it would be without such an election.  Prior to electing to participate in (or, if applicable, prior to renewing your participation in) any optional death benefit, you should consult with a qualified tax professional as to the possible effect of that benefit on conversion taxable income.

Non-Qualified Contracts.  We are required to make a determination as to the taxability of any withdrawal you make in order to be able to annually report to the IRS and you information about your withdrawal.  Under the Internal Revenue Code, any withdrawal from a Non-Qualified Contract is taxable to the extent the annuity's cash value (determined without regard to surrender charges) exceeds the investment in the contract.  There is no definition of "cash value" in the Code and, for tax reporting purposes, we are currently treating it as the Account Value of the Contract.  However, there can be no assurance that the IRS will agree that this is the correct cash value.  The IRS could, for example, determine that the cash value is the Account Value plus an additional amount representing the value of an optional rider.  If this were to occur, election of an optional rider could cause any withdrawal to have a higher proportion of the withdrawal derived from taxable investment earnings.  Prior to electing to participate in an optional rider, you should consult with a qualified tax professional as to the meaning of "cash value."

Puerto Rico Tax Considerations

The Contract offered by this Prospectus is considered an annuity contract under Section 1022 of the Puerto Rico Internal Revenue Code of 1994, as amended (the "1994 Code"). Under the current provisions of the 1994 Code, no income tax is payable on increases in value of accumulation shares of annuity units credited to a variable annuity contract until payments are made to the annuitant or other payee under such contract.

When payments are made from your Contract in the form of an annuity, the annuitant or other payee will be required to include as gross income the lesser of the amount received during the taxable year or the portion of the amount received equal to 3% of the aggregate premiums or other consideration paid for the annuity. The amount, if any, in excess of the included amount is excluded from gross income as a return of premium. After an amount equal to the aggregate premiums or other consideration paid for the annuity has been excluded from gross income, all of the subsequent annuity payments are considered to be taxable income.

When a payment under a Contract is made in a lump sum, the amount of the payment would be included in the gross income of the Annuitant or other Payee to the extent it exceeds the Annuitant's aggregate premiums or other consideration paid.

The provisions of the 1994 Code with respect to qualified retirement plans described in this Prospectus vary significantly from those under the Internal Revenue Code.  We currently offer the Contract in Puerto Rico in connection with Individual Retirement Arrangements that qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code. See the applicable text of this Prospectus under the heading "Federal Tax Status" dealing with such Arrangements and their RMD requirements.. We may make Contracts available for use with other retirement plans that similarly qualify under the U.S. Internal Revenue Code but do not qualify under the Puerto Rico 1994 Code.

As a result of IRS Revenue Ruling 2004-75, as amplified by Revenue Ruling 2004-97, we will treat Contract distributions and withdrawals occurring on or after January 1, 2005 as U.S.-source income that is subject to U.S. income tax withholding and reporting.  Under "TAX CONSIDERATIONS", see "Pre-Distribution Taxation of Contracts", "Distributions and Withdrawals from Non-Qualified Contracts", "Withholding" and "Non-Qualified Contracts".  You should consult a qualified tax professional for advice regarding the effect of Revenue Ruling 2004-75 on your U.S. and Puerto Rico income tax situation.

For information regarding the income tax consequences of owning a Contract, you should consult a qualified tax professional.

ADMINISTRATION OF THE CONTRACTS

We perform certain administrative functions relating to the Contracts, Participant Accounts, and the Variable Account. These functions include, but are not limited to, maintaining the books and records of the Variable Account and the Sub-Accounts; maintaining records of the name, address, taxpayer identification number, Contract number, Participant Account number and type, the status of each Participant Account and other pertinent information necessary to the administration and operation of the Contracts; processing Applications, Purchase Payments, transfers and full and partial withdrawals; issuing Contracts and Certificates; administering annuity payments; furnishing accounting and valuation services; reconciling and depositing cash receipts; providing confirmations; providing toll-free customer service lines; and furnishing telephonic transfer services.

DISTRIBUTION OF THE CONTRACTS

Contracts are sold by licensed insurance agents ("the Selling Agents") in those states where the Contract may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms ("the Selling Broker-Dealers") registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA") and who have entered into selling agreements with the Company and the general distributor, Clarendon Insurance Agency, Inc. ("Clarendon"), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of FINRA .

The Company (or its affiliate, for purposes of this section only, collectively, "the Company"), pays the Selling Broker-Dealers compensation for the promotion and sale of the Contract.  The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Participant or the separate account.  The Company intends to recoup this compensation through fees and charges imposed under the Contract, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 7.00% of Purchase Payments, and 1.25% annually of the Participant's Account Value. The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations, and this compensation may be significant in amount .

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of the Company, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.   This compensation may be significant in amount and may be based on a percentage of Purchase Payments and/or a percentage of Contract Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments, in certain circumstances referred to as "override" compensations, or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealers' preferred or recommended list, access to the Selling Broker-Dealers' registered representatives for purposes of promoting sales of the Company's products, assistance in training and education of the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars.  The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer's actual or expected aggregate sales of our variable contracts (including the Contract) or assets held within those contracts and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent. The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.

In addition to selling our variable contracts (including the Contract), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company. Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Policies or other variable policies issued by the Company or its affiliates. The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate. The operation of an individual contract is not impacted by whether the policy is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Company makes numerous forms of payments and engages in a variety of other activities that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Contracts by Selling Broker-Dealers and their registered representatives. Such payments and other activities may be significantly greater or less in connection with the Contracts than in connection with other products offered and sold by the Company or by others. Accordingly, our payments and other activities described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Contract to you instead of (or more favorably than) another product or products that might be preferable to you.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.

Commissions may be waived or reduced in connection with certain transactions described in this Prospectus under the heading "Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates."  During 2005, 2006, and 2007 approximately $15,686, $15,341, and $13,933 , respectively, in commissions were paid to but not retained by Clarendon in connection with the distribution of the Contracts.

AVAILABLE INFORMATION

The Company and the Variable Account have filed with the SEC registration statements under the Securities Act of 1933 relating to the Contract. This Prospectus does not contain all of the information contained in the registration statements and their exhibits. For further information regarding the Variable Account, the Company and the Contract, please refer to the registration statements and their exhibits.

In addition, the Company is subject to the informational requirements of the Securities Exchange Act of 1934. We file reports and other information with the SEC to meet these requirements.

You can inspect and copy this information and our registration statements at the SEC's public reference facilities at the following locations: Washington, D.C. -- 450 Fifth Street, N.W., Room 1024,Washington, D.C. 20549; Chicago, Illinois -- 500 West Madison Street, Chicago, IL 60661. The Washington, D.C. office will also provide copies by mail for a fee. You may also find these materials on the SEC's website (http://www.sec.gov).

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

The Company's Annual Report on Form 10-K for the year ended December 31, 2007 filed with the SEC pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") is incorporated herein by reference. All documents or reports we file pursuant to Section 13(a), 13(c), 14or 15(d) of the Exchange Act, after the date of this prospectus and prior to the termination of the offering, shall be deemed incorporated by reference into the prospectus.

The Company will furnish, without charge, to each person to whom a copy of this Prospectus is delivered, upon the written or oral request of such person, a copy of the documents referred to above which have been incorporated by reference into this Prospectus, other than exhibits to such documents (unless such exhibits are specifically incorporated by reference in this Prospectus).Requests for such documents should be directed to the Secretary, Sun Life Assurance Company of Canada (U.S.), One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, telephone (800) 225-3950.

STATE REGULATION

The Company is subject to the laws of the State of Delaware governing life insurance companies and to regulation by the Commissioner of Insurance of Delaware. An annual statement is filed with the Commissioner of Insurance on or before March lst in each year relating to the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and records are subject to review or examination by the Commissioner or his agents at any time and a full examination of its operations is conducted at periodic intervals.

The Company is also subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed to operate. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

In addition, many states regulate affiliated groups of insurers, such as the Company, Sun Life (Canada) and its affiliates, under insurance holding company legislation. Under such laws, inter-company transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies involved. Under insurance guaranty fund laws in most states, insurers doing business therein can be assessed (up to prescribed limits) for policyholder losses incurred by insolvent companies. The amount of any future assessments of the Company under these laws cannot be reasonably estimated. However, most of these laws do provide that an assessment may be excused or deferred if it would threaten an insurer's own financial strength and many permit the deduction of all or a portion of any such assessment from any future premium or similar taxes payable.

lthough the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, removal of barriers preventing banks from engaging in the insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. We and our subsidiaries are engaged in various kinds of routine litigation which, in management's judgment, is not of material importance to our respective total assets or material with respect to the Variable Account.

FINANCIAL STATEMENTS

The financial statements of the Company which are included in the SAI should be considered only as bearing on the ability of the Company to meet its obligations with respect to amounts allocated to the Fixed Account and with respect to the death benefit and the Company's assumption of the mortality and expense risks. They should not be considered as bearing on the investment performance of the Fund shares held in the Sub-Accounts of the Variable Account.

The financial statements of the Variable Account for the year ended December 31, 2007 are also included in the SAI.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

Sun Life Assurance Company of Canada (U.S.)
Tax-Deferred Accumulation
Advertising and Sales Literature
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contracts
Designation and Change of Beneficiary
Custodian
Independent Registered Public Accounting Firm
Financial Statements

This Prospectus sets forth information about the Contract and the Variable Account that a prospective purchaser should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2008 , which is incorporated herein by reference. The Statement of Additional Information is available upon request and without charge from Sun Life Assurance Company of Canada (U.S.). To receive a copy, return this request form to the address shown below or telephone (800) 752-7215.

To:	Sun Life Assurance Company of Canada (U.S.)
P.O. Box 9133
Wellesley Hills, MA 02481

Please send me a Statement of Additional Information for
MFS Regatta Extra Variable and Fixed Annuity
Sun Life of Canada (U.S.) Variable Account F.

Name

Address

City	State Zip

Telephone

APPENDIX A -
GLOSSARY

The following terms as used in this Prospectus have the indicated meanings:

ACCOUNT or PARTICIPANT ACCOUNT: An account established for each Participant to which Net Purchase Payments are credited.

ACCOUNT VALUE: The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of your Account for any Valuation Period.

ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary. For example, if the Contract Date is on March 12, the first Account Year is determined from the Contract Date and ends on March 12 of the following year. Your Account Anniversary is March 12 and all Account Years after the first are measured from March 12. (If the Anniversary Date falls on a non-Business Day, the previous Business Day will be used.)

ACCUMULATION PHASE: The period before the Annuity Commencement Date and during the lifetime of the Annuitant during which you make Purchase Payments under the Contract. This is called the "Accumulation Period" in the Contract.

*ANNUITANT: The person or persons to whom the first annuity payment is made. If the Annuitant dies prior to the Annuity Commencement Date, the Co-Annuitant will become the sole Annuitant. If the Co-Annuitant dies or if no Co-Annuitant is named, the Participant becomes the Annuitant upon the Annuitant's death prior to the Annuity Commencement Date. If you have not named a sole Annuitant on the 30th day before the Annuity Commencement Date and both the Annuitant and Co-Annuitant are living, the Co-Annuitant will be the sole Annuitant/Payee during the Income Phase.

ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.

ANNUITY OPTION: The method you choose for receiving annuity payments.

ANNUITY UNIT: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.

APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.

*BENEFICIARY: The person or entity having the right to receive the death benefit and, for a Certificate issued under a Non-Qualified Contract, who is the "designated beneficiary" for purposes of Section 72(s) of the Code in the event of the Participant's death. Notwithstanding the foregoing, if there are co-Owners of a Non-Qualified Contract, the surviving co-Owner will be deemed the beneficiary under the preceding sentence and any other designated beneficiary will be treated as a contingent beneficiary.

BUSINESS DAY: Any day the New York Stock Exchange is open for trading.

CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.

COMPANY: ("WE," "US," "SUN LIFE (U.S.)") Sun Life Assurance Company of Canada (U.S.).

CONTRACT: Any Individual Contract, Group Contract or Certificate issued under a Group Contract.

CONTRACT DATE: The date on which we issue your Contract. This is called the "Date of Coverage" in the Contract.

COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.

DEATH BENEFIT DATE: If you have elected a death benefit payment option before the Covered Person's death that remains in effect, the date on which we receive Due Proof of Death. If your Beneficiary elects the death benefit payment option, the later of (a) the date on which we receive the Beneficiary's election and (b) the date on which we receive Due Proof of Death. If we do not receive the Beneficiary's election within 60 days after we receive Due Proof of Death, the Death Benefit Date will be the last day of the 60 day period and we will pay the death benefit in one lump sum.

DUE PROOF OF DEATH: An original certified copy of an official death certificate, an original certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof satisfactory to the Company.

FIFTH-YEAR ANNIVERSARY: The fifth Account Anniversary and each succeeding Account Anniversary occurring at any five year interval thereafter; for example, the 10th, 15th, and 20th Account Anniversaries.

FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.

FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.

FIXED ANNUITY: An annuity with payments which do not vary as to dollar amount.

FUND: A series of the Trust in which assets of a Sub-Account may be invested.

GROUP CONTRACT: A Contract issued by the Company on a group basis.

GUARANTEE AMOUNT: Each separate allocation of Account Value to a particular Guarantee Period (including interest earned thereon).

GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.

INCOME PHASE: The period on and after the Annuity Commencement Date and during the lifetime of the Annuitant during which we make annuity payments under the Contract.

INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.

NET INVESTMENT FACTOR: An index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than or equal to one.

NET PURCHASE PAYMENT (NET PAYMENTS): The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

NON-QUALIFIED CONTRACT: A Contract used in connection with a retirement plan that does not receive favorable federal income tax treatment under Sections 401, 403, 408, or 408A of the Internal Revenue Code. The Participant's interest in the Contract must be owned by a natural person or agent for a natural person for the Contract to receive income tax treatment as an annuity.

*OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term "Owner," as used herein, shall refer to the organization entering into the Group Contract.

*PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner. If there are 2 Participants, the death benefit is paid upon the death of either Participant.

PAYEE: A recipient of payments under a Contract. The term includes an Annuitant or a Beneficiary who becomes entitled to benefits upon the death of the Participant, or on the Annuity Commencement Date.

PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.

PURCHASE PAYMENT INTEREST: The amount of extra interest the Company credits to a Contract at a rate of 2% to 5% of each purchase payment based upon the size of the investment or Account Value or the interest rate option chosen at the time of application.

QUALIFIED CONTRACT: A Contract used in connection with a retirement plan which may receive favorable federal income tax treatment under Sections 401, 403, 408 or 408A of the Internal Revenue Code of 1986, as amended.

RENEWAL DATE: The last day of a Guarantee Period.

SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.

VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.

VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.

VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.

VARIABLE ANNUITY: An annuity with payments which vary as to dollar amount in relation to the investment performance of the Variable Account.

*You specify these items on the Application, and may change them, as we describe in this Prospectus.

APPENDIX B -
WITHDRAWALS, WITHDRAWAL CHARGES AND THE MARKET VALUE ADJUSTMENT

Part 1: Variable Account (the Market Value Adjustment does not apply to the Variable Account)

Withdrawal Charge Calculation:

Full Withdrawal:

Assume a Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made and there are no partial withdrawals. The table below presents three examples of the withdrawal charge resulting from a full withdrawal of your Account, based on hypothetical Account Values.

Account Year	Hypothetical Account Value	Annual Earnings	Cumulative Annual Earnings	Free Withdrawal Amount	Payment Subject to Withdrawal Charge	Withdrawal Charge Percentage	Withdrawal Charge Amount
(a) 1	$41,000	$1,000	$ 1,000	$ 4,000	$36,000	8.00%	$2,880
2	$45,100	$4,100	$ 5,100	$ 4,000	$36,000	8.00%	$2,880
3	$49,600	$4,500	$ 9,600	$ 4,100	$35,900	7.00%	$2,513
(b) 4	$52,100	$2,500	$12,100	$ 4,500	$35,500	7.00%	$2,485
5	$57,300	$5,200	$17,300	$ 4,000	$36,000	6.00%	$2,160
6	$63,000	$5,700	$23,000	$ 5,200	$34,800	5.00%	$1,740
7	$66,200	$3,200	$26,200	$ 5,700	$34,300	4.00%	$1,372
(c) 8	$72,800	$6,600	$32,800	$40,000	$ 0	0.00%	$ 0

(a)
The free withdrawal amount in any year is equal to the amount of any Purchase Payments made prior to the last 7 Account Years ("Old Payments") that were not previously withdrawn plus the greater of (1) the Contract's earnings during the prior Account Year, and (2) 10% of any Purchase Payments made in the last 7 Account Years ("New Payments"). In Account Year 1, the free withdrawal amount is $4,000, which equals 10% of the Purchase Payment of $40,000. On a full withdrawal of $41,000, the amount subject to a withdrawal charge is $36,000, which equals the New Payments of $40,000 minus the free withdrawal amount of $4,000.

(b)	In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. On a full withdrawal of $52,100, the amount subject to a withdrawal charge is $35,500.

(c)
In Account Year 8, the free withdrawal amount is $40,000, which equals 100% of the Purchase Payment of $40,000. On a full withdrawal of $72,800, the amount subject to a withdrawal charge is $0, since the New Payments equal $0.

Partial Withdrawal

Assume a single Purchase Payment of $40,000 is made on the Contract Date, no additional Purchase Payments are made, no partial withdrawals have been taken prior to the fourth Account Year, and there are a series of 4 partial withdrawals made during the fourth Account Year of $4,100, $9,000, $12,000, and $20,000.

					Remaining
					Free
	Hypothetical				Withdrawal	Amount of
	Account				Amount	Withdrawal
	Value				Before	Subject to	Withdrawal	Withdrawal
	Before		Cumulative	Amount of	Charge	Withdrawal	Charge	Charge
Year	Withdrawal	Earnings	Earnings	Withdrawal	Withdrawal	Charge	Percentage	Amount
1	$41,000	$1,000	$ 1,000	$ 0	$4,000	$ 0	8.00%	$ 0
2	$45,100	$4,100	$ 5,100	$ 0	$4,000	$ 0	8.00%	$ 0
3	$49,600	$4,500	$ 9,600	$ 0	$4,100	$ 0	7.00%	$ 0
(a) 4	$50,100	$ 500	$10,100	$ 4,100	$4,500	$ 0	7.00%	$ 0
(b) 4	$46,800	$ 800	$10,900	$ 9,000	$ 400	$ 8,600	7.00%	$ 602
(c) 4	$38,400	$ 600	$11,500	$12,000	$ 0	$12,000	7.00%	$ 840
(d) 4	$26,800	$ 400	$11,900	$20,000	$ 0	$14,900	7.00%	$1,043

(a)
In Account Year 4, the free withdrawal amount is $4,500, which equals the prior Account Year's earnings. The partial withdrawal amount of $4,100 is less than the free withdrawal amount, so there is no withdrawal charge.

(b)
Since a partial withdrawal of $4,100 was taken, the remaining free withdrawal amount in Account Year 4 is $4,500 - $4,100 = $400. Therefore, $400 of the $9,000 withdrawal is not subject to a withdrawal charge, and $8,600 is subject to a withdrawal charge.

(c)
Since the total of the two prior Account Year 4 partial withdrawals ($13,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. The entire withdrawal amount of $12,000 is subject to a withdrawal charge.

(d)
Since the total of the three prior Account Year 4 partial withdrawals ($25,100) is greater than the free withdrawal amount of $4,500, there is no remaining free withdrawal amount. Since the total amount of New Purchase Payments was $40,000 and $25,100 of New Payments has already been surrendered, only $14,900 of this $20,000 withdrawal comes from liquidating Purchase Payments. The remaining $5,100 of this withdrawal comes from liquidating earnings and is not subject to a withdrawal charge.

Note that since all of the Purchase Payments were liquidated by the final withdrawal of $20,000, the total withdrawal charge for the four Account Year 4 withdrawals is $2,485, which is the same amount that was assessed for a full liquidation in Account Year 4 in the example on the previous page. Any additional Account Year 4 withdrawals in the example shown on this page would come from the liquidating of earnings and would not be subject to a withdrawal charge.

Part 2 -- Fixed Account -- Examples of the Market Value Adjustment ("MVA")

      The MVA Factor is:    [(1 + I) ÷ (1 + J + b)](N/12) - 1

      These examples assume the following:

●	The Guarantee Amount was allocated to a 5-year Guarantee Period with a Guaranteed Interest Rate of 6% or .06.

●	The date of surrender is 2 years from the Expiration Date (N = 24).

●	The value of the Guarantee Amount on the date of surrender is $11,910.16.

●	The interest earned in the current Account Year is $674.16.

●	No transfers or partial withdrawals affecting this Guarantee Amount have been made.

●	Withdrawal charges, if any, are calculated in the same manner as shown in the examples in Part 1.

Example of a Negative MVA:

      Assume that on the date of surrender, the current rate (J) is 8% or .08 and the b factor is zero.

The MVA factor =	[(1 + I) ÷ (1 + J + b)](N/12) - 1
=	[(1 + .06) ÷ (1 + .08)](24/12) - 1
=	(.9812) - 1
=	.963 - 1
=	-.037

The value of the Guarantee Amount less interest credited to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x -.037 = -$415.73

-$415.73 represents the MVA that will be deducted from the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x -.037 = -$49.06. -$49.06 represents the MVA that will be deducted from the partial withdrawal amount before the deduction of any withdrawal charge.

Example of a Positive MVA:

Assume that on the date of surrender, the current rate (J) is 5% or .05 and the b factor is zero.

The MVA factor =	[(1 + I) ÷ (1 + J + b)](N/12) - 1
=	[(1 + .06) ÷ (1 + .05)](24/12) - 1
=	(1.0102) - 1
=	1.019 - 1
=	.019

The value of the Guarantee Amount less interested credit to the Guarantee Amount in the current Account Year is multiplied by the MVA factor to determine the MVA:

($11,910.16 - $674.16) x .019 = $213.48

$213.48 represents the MVA that would be added to the value of the Guarantee Amount before the deduction of any withdrawal charge.

For a partial withdrawal of $2,000 from this Guarantee Amount, the MVA would be ($2,000.00 - $674.16) x .019 = $25.19.

$25.19 represents the MVA that would be added to the value of the partial withdrawal amount before the deduction of any withdrawal charge.

APPENDIX C -
CALCULATION OF BASIC DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts, that no Withdrawals are made and that the Account Value on the Death Benefit Date is $80,000.00. The calculation of the Death Benefit to be paid is as follows:

The Basic Death Benefit is the greatest of:
Account Value	=	$ 80,000.00
Cash Surrender Value*	=	$ 74,365.00
Purchase Payments	=	$100,000.00
The Basic Death Benefit would therefore be:		$100,000.00

Example 2:

Assume a Purchase Payment of $60,000.00 is made on the Contract Date and an additional Purchase Payment of $40,000.00 is made one year later. Assume that all of the money is invested in the Variable Sub-Accounts and that the Account Value is $80,000.00 just prior to a $20,000.00 withdrawal. The Account Value on the Death Benefit Date is $60,000.00.

The Basic Death Benefit is the greatest of:
Account Value	=	$60,000.00
Cash Surrender Value*	=	$55,165.00
Adjusted Purchase Payments**	=	$75,000.00
The Basic Death Benefit would therefore be:		$75,000.00

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) $100,000.00 x ($60,000.00 ÷ $80,000.00)  = $75,000.

APPENDIX D -
CALCULATION OF EEB OPTIONAL DEATH BENEFIT

Example 1:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore be		$135,000
~ plus ~
The EEB amount calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$35,000
40% of the above amount	=	$14,000
Cap of 40% of Adjusted Purchase Payments	=	$40,000
The lesser of the above two amounts = the EEB amount	=	$14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $135,000 + $14,000 = $149,000.

Example 2:

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts and that the Account Value is $135,000 just prior to a $20,000 withdrawal. The Account Value on the Death Benefit Date is $115,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7.

The Death Benefit Amount will be the greatest of:
Account Value	=	$115,000
Cash Surrender Value*	=	$111,400
Total of Adjusted Purchase Payments**	=	$ 85,185
The Death Benefit Amount would therefore	=	$115,000
~ plus ~
The EEB amount calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$29,815
40% of the above amount	=	$11,926
Cap of 40% of Adjusted Purchase Payments	=	$34,074
The lesser of the above two amounts = the EEB amount	=	$11,926

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB amount = $115,000 + $11,926 = $126,926.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

**Adjusted Purchase Payments can be calculated as follows: Payments x (Account Value after withdrawal ÷ Account Value before withdrawal) = $100,000 x ($115,000 ÷ $135,000) = $85,185.

APPENDIX E -
CALCULATION OF EEB AND MAV AND 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested in Variable Accounts. No withdrawals are made. The Account Value at the Death Benefit Date is $135,000, the value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000, and the Maximum Anniversary Value is $142,000. Assume death occurs in Account Year 7. The calculation of the death benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	= $135,000
Cash Surrender Value*	= $131,400
Total of Adjusted Purchase Payments	= $100,000
5% Premium Roll-Up Value	= $140,000
Maximum Anniversary Value	= $142,000
The Death Benefit Amount would therefore	= $142,000

         ~ plus ~

The EEB amount calculated as follows:
Account Value minus Adjusted Purchase Payments	= $35,000
40% of the above amount	= $14,000
Cap of 40% of Adjusted Purchase Payments	= $40,000
The lesser of the above two amounts = the EEB amount	= $14,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB amount = $142,000 + $14,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX F -
CALCULATION OF EEB PLUS OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
The Death Benefit Amount would therefore	=	$135,000

    ~ plus ~

The EEB Plus amount, calculated as follows:
Account Value minus Adjusted Purchase Payments	=	$ 35,000
40% of the above amount	=	$ 14,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 14,000

The total Death Benefit would be the amount paid on the Basic Death Benefit plus the EEB Plus amount = $135,000 + $14,000 = $149,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX G -
CALCULATION OF EEB PLUS WITH MAV OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The Maximum Anniversary Value on the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
Maximum Anniversary Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

    ~ plus ~

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 16,000

The total Death Benefit would be the amount paid on the Maximum Anniversary Rider plus the EEB Plus MAV amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX H -
CALCULATION OF EEB PLUS WITH 5% ROLL-UP OPTIONAL DEATH BENEFIT

Assume a Purchase Payment of $60,000 is made on the Contract Date, and an additional Purchase Payment of $40,000 is made one year later. Assume that all of the money is invested into the Sub-Accounts, no withdrawals are made and the Account Value on the Death Benefit Date is $135,000. The value of the Purchase Payments accumulated at 5% until the Death Benefit Date is $140,000. In addition, this Contract was issued prior to the Owner's 70th birthday. Assume death occurs in Account Year 7. The calculation of the Death Benefit to be paid is as follows:

The Death Benefit Amount will be the greatest of:
Account Value	=	$135,000
Cash Surrender Value*	=	$131,400
Total of Adjusted Purchase Payments	=	$100,000
5% Premium Roll-up Value	=	$140,000
The Death Benefit Amount would therefore	=	$140,000

     ~ plus ~

The EEB Plus amount, calculated as follows:
Death Benefit Amount before EEB minus Adjusted Purchase Payments	=	$ 40,000
40% of the above amount	=	$ 16,000
Cap of 100% of Adjusted Purchase Payments	=	$100,000
The lesser of the above two amounts = the EEB Plus amount	=	$ 16,000

The total Death Benefit would be the amount paid on the 5% Roll-Up Rider plus the EEB Plus 5% Roll-Up amount = $140,000 + $16,000 = $156,000.

*Cash Surrender Value is the amount we would pay you if you surrendered your entire Account Value. For a description of how Cash Surrender Value is calculated, see "Full Withdrawals" under the subheading "Cash Withdrawals."

APPENDIX I -
CALCULATION FOR PURCHASE PAYMENT INTEREST (BONUS CREDIT)

Example 1: Option A

If you select Option A, the 2% Bonus Option, we will credit Purchase Payment Interest on all Purchase Payments made during the first Account Year. On each fifth Account Anniversary, we will credit additional Purchase Payment Interest of 2% based on your Account Value, illustrated below:

Initial Purchase Payment of $50,000.00 receives 2% Purchase Payment Interest of $1,000.00.

Subsequent Purchase Payment in the first Account Year of $20,000.00 receives 2% Purchase Payment Interest of $400.00.

Suppose the Account had not gained any earnings or interest during the first 5 Account Years and the Account Value is $71,400.00 (sum of all Purchase Payments and Purchase Payment Interest), we will credit your Account with an additional 2% ($1,428.00).

Using the same Purchase Payments as above, suppose your value on the fifth Account Anniversary is $74,970.00. We will credit your account with an additional 2% of Purchase Payment Interest (equal to $1,499.40).

This 2% Purchase Payment Interest will occur on every fifth Account Anniversary (i.e., 5th, 10th, 15th).

Example 2: Option B with no withdrawals

If you select Option B, the 3% Bonus Option the amount we will credit to your Contract depends on the size of your Net Purchase Payments. The scale is as follow:

Net Purchase Payments less than $100,000.00 will receive	3%
Net Purchase Payments between $100,000.00 through $499,999.99 will receive	4%
Net Purchase Payments greater than or equal to $500,000.00 will receive	5%

Therefore, if your initial investment is $50,000.00, your Purchase Payment Interest will equal 3% of $50,000, or $1500.00.

If you make additional Payments that cause your total Net Purchase Payments to exceed $100,000.00, these Purchase Payments will receive either a 4% or 5% bonus, using the above scale. As an example:

Initial Purchase Payment of $50,000.00 will receive 3% Purchase Payment Interest. A second Purchase Payment of $80,000.00 will result in Net Purchase Payments of $130,000.00. Thus, the $80,000.00 will receive Purchase Payment Interest of 4% equal to $3,200.00.

Suppose a third Purchase Payment of $400,000.00 is made. This will bring the Net Purchase Payments to $530,000.00. This $400,000.00 will receive Purchase Payment Interest of 5% equal to $20,000.00.

This Account now has total Net Purchase Payments of $530,000.00 and total Purchase Payment Interest of $24,700.00.

In addition to the Purchase Payment Interest paid at the time of each Payment, we will review your first Account Anniversary to ensure that all Net Purchase Payments received the Purchase Payment Interest as described in the above scale. Using the above scenario as an example, upon the first Account Anniversary, we will credit your Account an additional $1800.00, which is equal to:

Total Net Purchase Payments of $530,000.00 x 5%	=	$26,500.00
Total Purchase Payment Interest received	=	$24,700.00

First Account Anniversary Adjustment	=	$ 1,800.00

Example 3: Option B with a Withdrawal

Using the same example as above, suppose that before the first Account Anniversary you make a withdrawal of $20,000.00. The annual Purchase Payment Interest adjustment would be calculated as follows:

Because your Net Purchase Payments are $510,000.00 ($530,000.00 - $20,000.00 withdrawal), your Purchase Payment Interest on all Net Purchase Payments should be 5%.

Your initial Payment of $50,000.00 received	3%
Your second Payment of $80,000.00 received	4%
Your third Payment of $400,000.00 received the	5%

Your first two Payments minus the withdrawal will receive additional Purchase Payment Interest. This will bring your total Net Purchase Payments up to 5%.

$50,000.00 x 2%	= $1,000.00
$80,000.00 - $20,000.00 = $60,000.00 x 1%	= $ 600.00
Total credit due	= $1,600.00

On your First Account Anniversary we will credit your Account with an additional Purchase Payment Interest of $1600.00.

APPENDIX J -
PREVISOULY AVAILABLE INVESTMENT OPTIONS

The variable Fund options shown in this prospectus are the "Service Class" shares of the MFS® Variable Insurance Trust II .  The Service Class was first offered for sale on August 27, 2001.  All Contracts purchased on or after that date are invested in the Service Class.

Each Fund also has an "Initial Class" of shares. All Contracts purchased before August 27, 2001, are invested in the "Initial Class."  The following Initial Class Funds are available to Owners of such Contracts:

Large-Cap Equity Funds	Emerging Markets Equity Funds
MFS® Capital Appreciation Portfolio	MFS® Emerging Markets Equity Portfolio
MFS® Capital Opportunities Portfolio	Mid-Cap Equity Funds
MFS® Core Equity Portfolio	MFS® Mid Cap Growth Portfolio
MFS® Growth Portfolio[1]	Small-Cap Equity Funds
MFS® Massachusetts Investors Growth	MFS® New Discovery Portfolio
Stock Portfolio	Specialty/Sector Funds
MFS® Blended Research Core Equity Portfolio	MFS® Technology Portfolio
MFS® Research Portfolio	MFS® Utilities Portfolio
MFS® Strategic Growth Portfolio	Intermediate-Term Bond Funds
MFS® Value Portfolio	MFS® Bond Portfolio
Asset Allocation Funds	MFS® Government Securities Portfolio
MFS® Total Return Portfolio	World Bond Funds
Global Asset Allocation Funds	MFS® Global Governments Portfolio
MFS® Global Total Return Portfolio	High Yield Bond Funds
International/Global Equity Funds	MFS® High Yield Portfolio
MFS® Global Growth Portfolio	Multi-Sector Bond Funds
MFS® Research International Portfolio	MFS® Strategic Income Portfolio
MFS® International Growth Portfolio	Money Market Funds
MFS® International Value Portfolio	MFS® Money Market Portfolio

[1]	Formerly MFS® Emerging Growth Portfolio.
[2]	Formerly MFS® Massachusetts Investors Trust Portfolio.

The shares of the Initial Class have the same investment objectives, policies, and strategies as the shares of the Service Class. The only differences between the two classes are their expense ration.  The "Total Annual Fund Operating Expenses" under the heading "FEES AND EXPENSES" and accompanying "EXAMPLE" associated with Initial Class expenses are shown below:

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses as a percentage of average daily Fund net assets that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Prior to any fee waiver or expense reimbursement*	0.55%	1.55%

*
The expenses shown are for the year ended December 31, 2007 , and do not reflect any fee waiver or expense reimbursement. The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of some Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through April 30, 2009. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. If all such contractual or voluntary arrangements are taken into account, the minimum and maximum Total Annual Fund Operating Expenses for all Funds fall within the range shown. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.

EXAMPLE

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$1,080	$1,725	$2,397	$3,920

(2)	If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years

$360	$1,095	$1,857	$3,920

APPENDIX K -
CONDENSED FINANCIAL INFORMATION

The following information for REGATTA EXTRA should be read in conjunction with the Variable Account's Financial Statements appearing in the Statement of Additional Information. The $10 beginning value for each accumulation unit is as of the date the unit commenced, which was generally later than the first day of the year shown. Subsequent values are shown for each period, unless there was no balance or transaction for the last day of the period, in which case no value is shown for the end of that period or the beginning of the next period.

Fund	Price Level	Year	Accumulation Unit Value Beginning of Year	Accumulation Unit Value End of Year	Number of Accumulation Units End of Year

MFS/Sun Life Bond Series	01	2007	14.5761	14.8705	154,473
MFS/Sun Life Bond Series	01	2006	14.0594	14.5761	192,287
MFS/Sun Life Bond Series	01	2005	14.0199	14.0594	218,696
MFS/Sun Life Bond Series	01	2004	13.3897	14.0199	236,943
MFS/Sun Life Bond Series	01	2003	12.3831	13.3897	306,145
MFS/Sun Life Bond Series	01	2002	11.4656	12.3831	337,560
MFS/Sun Life Bond Series	01	2001	10.7940	11.4656	418,090
MFS/Sun Life Bond Series	01	2000	10.0000	10.7940	0

MFS/Sun Life Bond Series	02	2007	14.4296	14.6986	262,797
MFS/Sun Life Bond Series	02	2006	13.9392	14.4296	288,364
MFS/Sun Life Bond Series	02	2005	13.9212	13.9392	318,252
MFS/Sun Life Bond Series	02	2004	13.3158	13.9212	309,464
MFS/Sun Life Bond Series	02	2003	12.3334	13.3158	352,147
MFS/Sun Life Bond Series	02	2002	11.4370	12.3334	510,491
MFS/Sun Life Bond Series	02	2001	10.7836	11.4370	377,453
MFS/Sun Life Bond Series	02	2000	10.0000	10.7836	0

MFS/Sun Life Bond Series	03	2007	14.3328	14.5850	372,011
MFS/Sun Life Bond Series	03	2006	13.8597	14.3328	498,726
MFS/Sun Life Bond Series	03	2005	13.8557	13.8597	540,524
MFS/Sun Life Bond Series	03	2004	13.2667	13.8557	641,282
MFS/Sun Life Bond Series	03	2003	12.3004	13.2667	841,199
MFS/Sun Life Bond Series	03	2002	11.4180	12.3004	839,942
MFS/Sun Life Bond Series	03	2001	10.7766	11.4180	719,978
MFS/Sun Life Bond Series	03	2000	10.0000	10.7766	0

MFS/Sun Life Bond Series	04	2007	14.1880	14.4155	251,303
MFS/Sun Life Bond Series	04	2006	13.7406	14.1880	255,462
MFS/Sun Life Bond Series	04	2005	13.7577	13.7406	273,262
MFS/Sun Life Bond Series	04	2004	13.1930	13.7577	295,857
MFS/Sun Life Bond Series	04	2003	12.2509	13.1930	393,964
MFS/Sun Life Bond Series	04	2002	11.3893	12.2509	419,755
MFS/Sun Life Bond Series	04	2001	10.7661	11.3893	309,775
MFS/Sun Life Bond Series	04	2000	10.0000	10.7661	0

MFS/Sun Life Bond Series S Class	01	2007	12.6315	12.8559	222,504
MFS/Sun Life Bond Series S Class	01	2006	12.2216	12.6315	176,593
MFS/Sun Life Bond Series S Class	01	2005	12.2065	12.2216	203,736
MFS/Sun Life Bond Series S Class	01	2004	11.6954	12.2065	218,931
MFS/Sun Life Bond Series S Class	01	2003	10.8447	11.6954	246,329
MFS/Sun Life Bond Series S Class	01	2002	10.0704	10.8447	231,496
MFS/Sun Life Bond Series S Class	01	2001	10.0000	10.0704	183,917

MFS/Sun Life Bond Series S Class	02	2007	12.5292	12.7323	78,057
MFS/Sun Life Bond Series S Class	02	2006	12.1411	12.5292	74,444
MFS/Sun Life Bond Series S Class	02	2005	12.1445	12.1411	76,627
MFS/Sun Life Bond Series S Class	02	2004	11.6537	12.1445	79,349
MFS/Sun Life Bond Series S Class	02	2003	10.8226	11.6537	107,762
MFS/Sun Life Bond Series S Class	02	2002	10.0651	10.8226	92,438
MFS/Sun Life Bond Series S Class	02	2001	10.0000	10.0651	23,619

MFS/Sun Life Bond Series S Class	03	2007	12.4615	12.6506	100,862
MFS/Sun Life Bond Series S Class	03	2006	12.0876	12.4615	97,627
MFS/Sun Life Bond Series S Class	03	2005	12.1033	12.0876	105,534
MFS/Sun Life Bond Series S Class	03	2004	11.6260	12.1033	83,252
MFS/Sun Life Bond Series S Class	03	2003	10.8078	11.6260	112,877
MFS/Sun Life Bond Series S Class	03	2002	10.0616	10.8078	106,799
MFS/Sun Life Bond Series S Class	03	2001	10.0000	10.0616	59,966

MFS/Sun Life Bond Series S Class	04	2007	12.3601	12.5283	196,787
MFS/Sun Life Bond Series S Class	04	2006	12.0076	12.3601	269,192
MFS/Sun Life Bond Series S Class	04	2005	12.0415	12.0076	277,650
MFS/Sun Life Bond Series S Class	04	2004	11.5844	12.0415	312,518
MFS/Sun Life Bond Series S Class	04	2003	10.7856	11.5844	365,132
MFS/Sun Life Bond Series S Class	04	2002	10.0563	10.7856	296,454
MFS/Sun Life Bond Series S Class	04	2001	10.0000	10.0563	87,767

MFS/Sun Life Capital Appreciation Series	01	2007	6.2486	6.8434	541,964
MFS/Sun Life Capital Appreciation Series	01	2006	5.9606	6.2486	809,660
MFS/Sun Life Capital Appreciation Series	01	2005	5.9931	5.9606	1,176,427
MFS/Sun Life Capital Appreciation Series	01	2004	5.4778	5.9931	1,119,858
MFS/Sun Life Capital Appreciation Series	01	2003	4.3185	5.4778	980,310
MFS/Sun Life Capital Appreciation Series	01	2002	6.4812	4.3185	1,017,954
MFS/Sun Life Capital Appreciation Series	01	2001	8.8067	6.4812	1,120,415
MFS/Sun Life Capital Appreciation Series	01	2000	10.0000	8.8067	0

MFS/Sun Life Capital Appreciation Series	02	2007	6.1857	6.7641	953,240
MFS/Sun Life Capital Appreciation Series	02	2006	5.9095	6.1857	1,322,371
MFS/Sun Life Capital Appreciation Series	02	2005	5.9508	5.9095	1,465,061
MFS/Sun Life Capital Appreciation Series	02	2004	5.4474	5.9508	1,385,104
MFS/Sun Life Capital Appreciation Series	02	2003	4.3011	5.4474	1,487,709
MFS/Sun Life Capital Appreciation Series	02	2002	6.4649	4.3011	1,573,902
MFS/Sun Life Capital Appreciation Series	02	2001	8.7981	6.4649	1,631,928
MFS/Sun Life Capital Appreciation Series	02	2000	10.0000	8.7981	0

MFS/Sun Life Capital Appreciation Series	03	2007	6.1441	6.7118	1,622,087
MFS/Sun Life Capital Appreciation Series	03	2006	5.8757	6.1441	2,234,163
MFS/Sun Life Capital Appreciation Series	03	2005	5.9227	5.8757	2,474,925
MFS/Sun Life Capital Appreciation Series	03	2004	5.4273	5.9227	2,260,986
MFS/Sun Life Capital Appreciation Series	03	2003	4.2895	5.4273	2,387,264
MFS/Sun Life Capital Appreciation Series	03	2002	6.4541	4.2895	2,483,085
MFS/Sun Life Capital Appreciation Series	03	2001	8.7923	6.4541	2,821,019
MFS/Sun Life Capital Appreciation Series	03	2000	10.0000	8.7923	0

MFS/Sun Life Capital Appreciation Series	04	2007	6.0819	6.6337	741,387
MFS/Sun Life Capital Appreciation Series	04	2006	5.8252	6.0819	966,282
MFS/Sun Life Capital Appreciation Series	04	2005	5.8807	5.8252	1,127,028
MFS/Sun Life Capital Appreciation Series	04	2004	5.3970	5.8807	978,388
MFS/Sun Life Capital Appreciation Series	04	2003	4.2721	5.3970	1,002,801
MFS/Sun Life Capital Appreciation Series	04	2002	6.4378	4.2721	1,015,016
MFS/Sun Life Capital Appreciation Series	04	2001	8.7837	6.4378	1,153,120
MFS/Sun Life Capital Appreciation Series	04	2000	10.0000	8.7837	0

MFS/Sun Life Capital Appreciation Series S Class	01	2007	9.2423	10.1026	151,871
MFS/Sun Life Capital Appreciation Series S Class	01	2006	8.8426	9.2423	173,023
MFS/Sun Life Capital Appreciation Series S Class	01	2005	8.9158	8.8426	227,274
MFS/Sun Life Capital Appreciation Series S Class	01	2004	8.1668	8.9158	209,667
MFS/Sun Life Capital Appreciation Series S Class	01	2003	6.4565	8.1668	191,671
MFS/Sun Life Capital Appreciation Series S Class	01	2002	9.7146	6.4565	183,342
MFS/Sun Life Capital Appreciation Series S Class	01	2001	10.0000	9.7146	74,229

MFS/Sun Life Capital Appreciation Series S Class	02	2007	9.1675	10.0055	54,394
MFS/Sun Life Capital Appreciation Series S Class	02	2006	8.7843	9.1675	79,280
MFS/Sun Life Capital Appreciation Series S Class	02	2005	8.8705	8.7843	94,094
MFS/Sun Life Capital Appreciation Series S Class	02	2004	8.1376	8.8705	102,361
MFS/Sun Life Capital Appreciation Series S Class	02	2003	6.4432	8.1376	89,723
MFS/Sun Life Capital Appreciation Series S Class	02	2002	9.7095	6.4432	74,054
MFS/Sun Life Capital Appreciation Series S Class	02	2001	10.0000	9.7095	24,481

MFS/Sun Life Capital Appreciation Series S Class	03	2007	9.1179	9.9412	64,953
MFS/Sun Life Capital Appreciation Series S Class	03	2006	8.7456	9.1179	109,985
MFS/Sun Life Capital Appreciation Series S Class	03	2005	8.8404	8.7456	115,410
MFS/Sun Life Capital Appreciation Series S Class	03	2004	8.1183	8.8404	121,987
MFS/Sun Life Capital Appreciation Series S Class	03	2003	6.4344	8.1183	115,402
MFS/Sun Life Capital Appreciation Series S Class	03	2002	9.7061	6.4344	97,540
MFS/Sun Life Capital Appreciation Series S Class	03	2001	10.0000	9.7061	48,268

MFS/Sun Life Capital Appreciation Series S Class	04	2007	9.0436	9.8451	232,188
MFS/Sun Life Capital Appreciation Series S Class	04	2006	8.6877	9.0436	245,261
MFS/Sun Life Capital Appreciation Series S Class	04	2005	8.7952	8.6877	273,776
MFS/Sun Life Capital Appreciation Series S Class	04	2004	8.0892	8.7952	249,948
MFS/Sun Life Capital Appreciation Series S Class	04	2003	6.4212	8.0892	220,430
MFS/Sun Life Capital Appreciation Series S Class	04	2002	9.7010	6.4212	233,235
MFS/Sun Life Capital Appreciation Series S Class	04	2001	10.0000	9.7010	99,788

MFS/Sun Life Capital Opportunities Series	01	2007	7.5277	10.0000	0
MFS/Sun Life Capital Opportunities Series	01	2006	6.6815	7.5277	692,025
MFS/Sun Life Capital Opportunities Series	01	2005	6.6701	6.6815	970,299
MFS/Sun Life Capital Opportunities Series	01	2004	6.0007	6.6701	1,139,385
MFS/Sun Life Capital Opportunities Series	01	2003	4.7457	6.0007	1,227,613
MFS/Sun Life Capital Opportunities Series	01	2002	6.9183	4.7457	1,407,886
MFS/Sun Life Capital Opportunities Series	01	2001	9.3555	6.9183	1,904,592
MFS/Sun Life Capital Opportunities Series	01	2000	10.0000	9.3555	0

MFS/Sun Life Capital Opportunities Series	02	2007	7.4519	10.0000	0
MFS/Sun Life Capital Opportunities Series	02	2006	6.6242	7.4519	843,640
MFS/Sun Life Capital Opportunities Series	02	2005	6.6231	6.6242	1,009,937
MFS/Sun Life Capital Opportunities Series	02	2004	5.9674	6.6231	1,233,584
MFS/Sun Life Capital Opportunities Series	02	2003	4.7265	5.9674	1,413,303
MFS/Sun Life Capital Opportunities Series	02	2002	6.9009	4.7265	1,582,040
MFS/Sun Life Capital Opportunities Series	02	2001	9.3463	6.9009	2,063,660
MFS/Sun Life Capital Opportunities Series	02	2000	10.0000	9.3463	0

MFS/Sun Life Capital Opportunities Series	03	2007	7.4017	10.0000	0
MFS/Sun Life Capital Opportunities Series	03	2006	6.5863	7.4017	1,610,458
MFS/Sun Life Capital Opportunities Series	03	2005	6.5918	6.5863	1,965,721
MFS/Sun Life Capital Opportunities Series	03	2004	5.9453	6.5918	2,399,954
MFS/Sun Life Capital Opportunities Series	03	2003	4.7138	5.9453	2,862,274
MFS/Sun Life Capital Opportunities Series	03	2002	6.8894	4.7138	3,302,762
MFS/Sun Life Capital Opportunities Series	03	2001	9.3402	6.8894	4,145,956
MFS/Sun Life Capital Opportunities Series	03	2000	10.0000	9.3402	0

MFS/Sun Life Capital Opportunities Series	04	2007	7.3268	10.0000	0
MFS/Sun Life Capital Opportunities Series	04	2006	6.5296	7.3268	696,371
MFS/Sun Life Capital Opportunities Series	04	2005	6.5450	6.5296	798,868
MFS/Sun Life Capital Opportunities Series	04	2004	5.9122	6.5450	890,255
MFS/Sun Life Capital Opportunities Series	04	2003	4.6947	5.9122	1,059,533
MFS/Sun Life Capital Opportunities Series	04	2002	6.8720	4.6947	1,215,759
MFS/Sun Life Capital Opportunities Series	04	2001	9.3310	6.8720	1,444,496
MFS/Sun Life Capital Opportunities Series	04	2000	10.0000	9.3310	0

MFS/Sun Life Capital Opportunities Series S Class	01	2007	10.2161	10.0000	0
MFS/Sun Life Capital Opportunities Series S Class	01	2006	9.0917	10.2161	75,176
MFS/Sun Life Capital Opportunities Series S Class	01	2005	9.1058	9.0917	77,341
MFS/Sun Life Capital Opportunities Series S Class	01	2004	8.2118	9.1058	94,356
MFS/Sun Life Capital Opportunities Series S Class	01	2003	6.5096	8.2118	89,374
MFS/Sun Life Capital Opportunities Series S Class	01	2002	9.5100	6.5096	83,681
MFS/Sun Life Capital Opportunities Series S Class	01	2001	10.0000	9.5100	59,199

MFS/Sun Life Capital Opportunities Series S Class	02	2007	10.1333	10.0000	0
MFS/Sun Life Capital Opportunities Series S Class	02	2006	9.0318	10.1333	25,403
MFS/Sun Life Capital Opportunities Series S Class	02	2005	9.0594	9.0318	32,144
MFS/Sun Life Capital Opportunities Series S Class	02	2004	8.1825	9.0594	37,632
MFS/Sun Life Capital Opportunities Series S Class	02	2003	6.4962	8.1825	42,394
MFS/Sun Life Capital Opportunities Series S Class	02	2002	9.5050	6.4962	44,852
MFS/Sun Life Capital Opportunities Series S Class	02	2001	10.0000	9.5050	23,179

MFS/Sun Life Capital Opportunities Series S Class	03	2007	10.0785	10.0000	0
MFS/Sun Life Capital Opportunities Series S Class	03	2006	8.9920	10.0785	61,805
MFS/Sun Life Capital Opportunities Series S Class	03	2005	9.0287	8.9920	68,697
MFS/Sun Life Capital Opportunities Series S Class	03	2004	8.1630	9.0287	74,968
MFS/Sun Life Capital Opportunities Series S Class	03	2003	6.4874	8.1630	81,873
MFS/Sun Life Capital Opportunities Series S Class	03	2002	9.5017	6.4874	84,819
MFS/Sun Life Capital Opportunities Series S Class	03	2001	10.0000	9.5017	22,901

MFS/Sun Life Capital Opportunities Series S Class	04	2007	9.9965	10.0000	0
MFS/Sun Life Capital Opportunities Series S Class	04	2006	8.9324	9.9965	69,345
MFS/Sun Life Capital Opportunities Series S Class	04	2005	8.9825	8.9324	91,383
MFS/Sun Life Capital Opportunities Series S Class	04	2004	8.1337	8.9825	95,303
MFS/Sun Life Capital Opportunities Series S Class	04	2003	6.4740	8.1337	112,841
MFS/Sun Life Capital Opportunities Series S Class	04	2002	9.4967	6.4740	131,167
MFS/Sun Life Capital Opportunities Series S Class	04	2001	10.0000	9.4967	59,725

MFS/Sun Life Core Equity Series	01	2007	11.6236	12.4524	533,539
MFS/Sun Life Core Equity Series	01	2006	10.3697	11.6236	205,651
MFS/Sun Life Core Equity Series	01	2005	9.8745	10.3697	199,020
MFS/Sun Life Core Equity Series	01	2004	8.7413	9.8745	197,061
MFS/Sun Life Core Equity Series	01	2003	6.9369	8.7413	211,417
MFS/Sun Life Core Equity Series	01	2002	8.9559	6.9369	218,107
MFS/Sun Life Core Equity Series	01	2001	10.2001	8.9559	192,703
MFS/Sun Life Core Equity Series	01	2000	10.0000	10.2001	0

MFS/Sun Life Core Equity Series	02	2007	11.5068	12.3084	548,758
MFS/Sun Life Core Equity Series	02	2006	10.2811	11.5068	169,359
MFS/Sun Life Core Equity Series	02	2005	9.8050	10.2811	186,260
MFS/Sun Life Core Equity Series	02	2004	8.6930	9.8050	173,208
MFS/Sun Life Core Equity Series	02	2003	6.9090	8.6930	384,338
MFS/Sun Life Core Equity Series	02	2002	8.9336	6.9090	368,909
MFS/Sun Life Core Equity Series	02	2001	10.1903	8.9336	168,435
MFS/Sun Life Core Equity Series	02	2000	10.0000	10.1903	0

MFS/Sun Life Core Equity Series	03	2007	11.4296	12.2133	1,123,540
MFS/Sun Life Core Equity Series	03	2006	10.2224	11.4296	420,990
MFS/Sun Life Core Equity Series	03	2005	9.7589	10.2224	399,468
MFS/Sun Life Core Equity Series	03	2004	8.6609	9.7589	374,767
MFS/Sun Life Core Equity Series	03	2003	6.8905	8.6609	417,030
MFS/Sun Life Core Equity Series	03	2002	8.9188	6.8905	356,151
MFS/Sun Life Core Equity Series	03	2001	10.1837	8.9188	410,731
MFS/Sun Life Core Equity Series	03	2000	10.0000	10.1837	0

MFS/Sun Life Core Equity Series	04	2007	11.3141	12.0714	558,138
MFS/Sun Life Core Equity Series	04	2006	10.1346	11.3141	223,004
MFS/Sun Life Core Equity Series	04	2005	9.6898	10.1346	178,662
MFS/Sun Life Core Equity Series	04	2004	8.6128	9.6898	188,292
MFS/Sun Life Core Equity Series	04	2003	6.8627	8.6128	174,004
MFS/Sun Life Core Equity Series	04	2002	8.8964	6.8627	170,346
MFS/Sun Life Core Equity Series	04	2001	10.1739	8.8964	228,762
MFS/Sun Life Core Equity Series	04	2000	10.0000	10.1739	0

MFS/Sun Life Core Equity Series S Class	01	2007	12.7103	13.5777	97,754
MFS/Sun Life Core Equity Series S Class	01	2006	11.3691	12.7103	51,279
MFS/Sun Life Core Equity Series S Class	01	2005	10.8431	11.3691	50,135
MFS/Sun Life Core Equity Series S Class	01	2004	9.6274	10.8431	47,611
MFS/Sun Life Core Equity Series S Class	01	2003	7.6623	9.6274	47,999
MFS/Sun Life Core Equity Series S Class	01	2002	9.9195	7.6623	44,715
MFS/Sun Life Core Equity Series S Class	01	2001	10.0000	9.9195	80,314

MFS/Sun Life Core Equity Series S Class	02	2007	12.6073	13.4471	91,588
MFS/Sun Life Core Equity Series S Class	02	2006	11.2941	12.6073	67,300
MFS/Sun Life Core Equity Series S Class	02	2005	10.7880	11.2941	29,620
MFS/Sun Life Core Equity Series S Class	02	2004	9.5931	10.7880	31,725
MFS/Sun Life Core Equity Series S Class	02	2003	7.6465	9.5931	32,373
MFS/Sun Life Core Equity Series S Class	02	2002	9.9143	7.6465	24,406
MFS/Sun Life Core Equity Series S Class	02	2001	10.0000	9.9143	11,859

MFS/Sun Life Core Equity Series S Class	03	2007	12.5392	13.3608	95,639
MFS/Sun Life Core Equity Series S Class	03	2006	11.2444	12.5392	47,862
MFS/Sun Life Core Equity Series S Class	03	2005	10.7514	11.2444	46,871
MFS/Sun Life Core Equity Series S Class	03	2004	9.5703	10.7514	46,111
MFS/Sun Life Core Equity Series S Class	03	2003	7.6361	9.5703	47,099
MFS/Sun Life Core Equity Series S Class	03	2002	9.9108	7.6361	40,180
MFS/Sun Life Core Equity Series S Class	03	2001	10.0000	9.9108	6,650

MFS/Sun Life Core Equity Series S Class	04	2007	12.4371	13.2317	135,211
MFS/Sun Life Core Equity Series S Class	04	2006	11.1699	12.4371	79,121
MFS/Sun Life Core Equity Series S Class	04	2005	10.6965	11.1699	67,383
MFS/Sun Life Core Equity Series S Class	04	2004	9.5360	10.6965	82,052
MFS/Sun Life Core Equity Series S Class	04	2003	7.6204	9.5360	83,098
MFS/Sun Life Core Equity Series S Class	04	2002	9.9056	7.6204	78,247
MFS/Sun Life Core Equity Series S Class	04	2001	10.0000	9.9056	32,974

MFS/Sun Life Emerging Growth Series	01	2007	6.0285	7.2028	640,017
MFS/Sun Life Emerging Growth Series	01	2006	5.6627	6.0285	865,411
MFS/Sun Life Emerging Growth Series	01	2005	5.2647	5.6627	1,087,784
MFS/Sun Life Emerging Growth Series	01	2004	4.7177	5.2647	1,221,242
MFS/Sun Life Emerging Growth Series	01	2003	3.6405	4.7177	1,322,148
MFS/Sun Life Emerging Growth Series	01	2002	5.6121	3.6405	1,462,064
MFS/Sun Life Emerging Growth Series	01	2001	8.7058	5.6121	1,931,647
MFS/Sun Life Emerging Growth Series	01	2000	10.0000	8.7058	0

MFS/Sun Life Emerging Growth Series	02	2007	5.9677	7.1193	877,885
MFS/Sun Life Emerging Growth Series	02	2006	5.6142	5.9677	1,221,456
MFS/Sun Life Emerging Growth Series	02	2005	5.2275	5.6142	1,442,015
MFS/Sun Life Emerging Growth Series	02	2004	4.6915	5.2275	1,670,006
MFS/Sun Life Emerging Growth Series	02	2003	3.6258	4.6915	1,826,119
MFS/Sun Life Emerging Growth Series	02	2002	5.5980	3.6258	2,087,039
MFS/Sun Life Emerging Growth Series	02	2001	8.6973	5.5980	2,605,371
MFS/Sun Life Emerging Growth Series	02	2000	10.0000	8.6973	0

MFS/Sun Life Emerging Growth Series	03	2007	5.9276	7.0643	1,610,455
MFS/Sun Life Emerging Growth Series	03	2006	5.5821	5.9276	2,107,474
MFS/Sun Life Emerging Growth Series	03	2005	5.2029	5.5821	2,495,379
MFS/Sun Life Emerging Growth Series	03	2004	4.6742	5.2029	3,093,286
MFS/Sun Life Emerging Growth Series	03	2003	3.6160	4.6742	3,478,391
MFS/Sun Life Emerging Growth Series	03	2002	5.5886	3.6160	3,978,221
MFS/Sun Life Emerging Growth Series	03	2001	8.6916	5.5886	5,043,252
MFS/Sun Life Emerging Growth Series	03	2000	10.0000	8.6916	0

MFS/Sun Life Emerging Growth Series	04	2007	5.8676	6.9820	634,893
MFS/Sun Life Emerging Growth Series	04	2006	5.5340	5.8676	898,081
MFS/Sun Life Emerging Growth Series	04	2005	5.1660	5.5340	1,061,322
MFS/Sun Life Emerging Growth Series	04	2004	4.6481	5.1660	1,171,175
MFS/Sun Life Emerging Growth Series	04	2003	3.6014	4.6481	1,310,528
MFS/Sun Life Emerging Growth Series	04	2002	5.5745	3.6014	1,421,263
MFS/Sun Life Emerging Growth Series	04	2001	8.6830	5.5745	1,863,339
MFS/Sun Life Emerging Growth Series	04	2000	10.0000	8.6830	0

MFS/Sun Life Emerging Growth Series S Class	01	2007	10.2918	12.2717	74,907
MFS/Sun Life Emerging Growth Series S Class	01	2006	9.6965	10.2918	79,425
MFS/Sun Life Emerging Growth Series S Class	01	2005	9.0349	9.6965	99,653
MFS/Sun Life Emerging Growth Series S Class	01	2004	8.1160	9.0349	108,693
MFS/Sun Life Emerging Growth Series S Class	01	2003	6.2799	8.1160	109,021
MFS/Sun Life Emerging Growth Series S Class	01	2002	9.7072	6.2799	104,894
MFS/Sun Life Emerging Growth Series S Class	01	2001	10.0000	9.7072	27,049

MFS/Sun Life Emerging Growth Series S Class	02	2007	10.2084	12.1536	36,111
MFS/Sun Life Emerging Growth Series S Class	02	2006	9.6326	10.2084	43,341
MFS/Sun Life Emerging Growth Series S Class	02	2005	8.9890	9.6326	52,556
MFS/Sun Life Emerging Growth Series S Class	02	2004	8.0871	8.9890	57,345
MFS/Sun Life Emerging Growth Series S Class	02	2003	6.2670	8.0871	51,445
MFS/Sun Life Emerging Growth Series S Class	02	2002	9.7021	6.2670	46,954
MFS/Sun Life Emerging Growth Series S Class	02	2001	10.0000	9.7021	9,764

MFS/Sun Life Emerging Growth Series S Class	03	2007	10.1532	12.0755	73,440
MFS/Sun Life Emerging Growth Series S Class	03	2006	9.5902	10.1532	94,397
MFS/Sun Life Emerging Growth Series S Class	03	2005	8.9584	9.5902	100,664
MFS/Sun Life Emerging Growth Series S Class	03	2004	8.0678	8.9584	114,039
MFS/Sun Life Emerging Growth Series S Class	03	2003	6.2584	8.0678	99,628
MFS/Sun Life Emerging Growth Series S Class	03	2002	9.6987	6.2584	97,813
MFS/Sun Life Emerging Growth Series S Class	03	2001	10.0000	9.6987	38,368

MFS/Sun Life Emerging Growth Series S Class	04	2007	10.0705	11.9589	100,629
MFS/Sun Life Emerging Growth Series S Class	04	2006	9.5266	10.0705	106,479
MFS/Sun Life Emerging Growth Series S Class	04	2005	8.9126	9.5266	112,848
MFS/Sun Life Emerging Growth Series S Class	04	2004	8.0389	8.9126	130,677
MFS/Sun Life Emerging Growth Series S Class	04	2003	6.2456	8.0389	106,942
MFS/Sun Life Emerging Growth Series S Class	04	2002	9.6935	6.2456	99,902
MFS/Sun Life Emerging Growth Series S Class	04	2001	10.0000	9.6935	47,056

MFS/Sun Life Emerging Markets Equity Series	01	2007	25.0838	33.5323	113,344
MFS/Sun Life Emerging Markets Equity Series	01	2006	19.5537	25.0838	157,444
MFS/Sun Life Emerging Markets Equity Series	01	2005	14.5071	19.5537	188,393
MFS/Sun Life Emerging Markets Equity Series	01	2004	11.5749	14.5071	146,222
MFS/Sun Life Emerging Markets Equity Series	01	2003	7.6965	11.5749	158,027
MFS/Sun Life Emerging Markets Equity Series	01	2002	7.9640	7.6965	138,643
MFS/Sun Life Emerging Markets Equity Series	01	2001	8.1665	7.9640	83,041
MFS/Sun Life Emerging Markets Equity Series	01	2000	10.0000	8.1665	0

MFS/Sun Life Emerging Markets Equity Series	02	2007	24.8318	33.1446	68,312
MFS/Sun Life Emerging Markets Equity Series	02	2006	19.3866	24.8318	87,921
MFS/Sun Life Emerging Markets Equity Series	02	2005	14.4050	19.3866	94,558
MFS/Sun Life Emerging Markets Equity Series	02	2004	11.5110	14.4050	92,585
MFS/Sun Life Emerging Markets Equity Series	02	2003	7.6656	11.5110	97,118
MFS/Sun Life Emerging Markets Equity Series	02	2002	7.9441	7.6656	102,005
MFS/Sun Life Emerging Markets Equity Series	02	2001	8.1586	7.9441	148,267
MFS/Sun Life Emerging Markets Equity Series	02	2000	10.0000	8.1586	0

MFS/Sun Life Emerging Markets Equity Series	03	2007	24.6651	32.8886	223,266
MFS/Sun Life Emerging Markets Equity Series	03	2006	19.2760	24.6651	276,170
MFS/Sun Life Emerging Markets Equity Series	03	2005	14.3373	19.2760	324,365
MFS/Sun Life Emerging Markets Equity Series	03	2004	11.4685	14.3373	285,273
MFS/Sun Life Emerging Markets Equity Series	03	2003	7.6450	11.4685	236,202
MFS/Sun Life Emerging Markets Equity Series	03	2002	7.9309	7.6450	219,748
MFS/Sun Life Emerging Markets Equity Series	03	2001	8.1534	7.9309	175,150
MFS/Sun Life Emerging Markets Equity Series	03	2000	10.0000	8.1534	0

MFS/Sun Life Emerging Markets Equity Series	04	2007	24.4161	32.5065	75,197
MFS/Sun Life Emerging Markets Equity Series	04	2006	19.1104	24.4161	98,518
MFS/Sun Life Emerging Markets Equity Series	04	2005	14.2358	19.1104	97,617
MFS/Sun Life Emerging Markets Equity Series	04	2004	11.4049	14.2358	94,330
MFS/Sun Life Emerging Markets Equity Series	04	2003	7.6142	11.4049	102,379
MFS/Sun Life Emerging Markets Equity Series	04	2002	7.9110	7.6142	93,924
MFS/Sun Life Emerging Markets Equity Series	04	2001	8.1455	7.9110	81,149
MFS/Sun Life Emerging Markets Equity Series	04	2000	10.0000	8.1455	0

MFS/Sun Life Emerging Markets Equity Series S Class	01	2007	32.1131	42.8091	34,384
MFS/Sun Life Emerging Markets Equity Series S Class	01	2006	25.0847	32.1131	46,606
MFS/Sun Life Emerging Markets Equity Series S Class	01	2005	18.6541	25.0847	54,185
MFS/Sun Life Emerging Markets Equity Series S Class	01	2004	14.9184	18.6541	41,663
MFS/Sun Life Emerging Markets Equity Series S Class	01	2003	9.9507	14.9184	47,089
MFS/Sun Life Emerging Markets Equity Series S Class	01	2002	10.3157	9.9507	12,287
MFS/Sun Life Emerging Markets Equity Series S Class	01	2001	10.0000	10.3157	4,920

MFS/Sun Life Emerging Markets Equity Series S Class	02	2007	31.8532	42.3977	3,577
MFS/Sun Life Emerging Markets Equity Series S Class	02	2006	24.9195	31.8532	3,959
MFS/Sun Life Emerging Markets Equity Series S Class	02	2005	18.5593	24.9195	7,042
MFS/Sun Life Emerging Markets Equity Series S Class	02	2004	14.8652	18.5593	7,042
MFS/Sun Life Emerging Markets Equity Series S Class	02	2003	9.9303	14.8652	4,898
MFS/Sun Life Emerging Markets Equity Series S Class	02	2002	10.3103	9.9303	7,328
MFS/Sun Life Emerging Markets Equity Series S Class	02	2001	10.0000	10.3103	1,660

MFS/Sun Life Emerging Markets Equity Series S Class	03	2007	31.6811	42.1257	9,573
MFS/Sun Life Emerging Markets Equity Series S Class	03	2006	24.8099	31.6811	11,804
MFS/Sun Life Emerging Markets Equity Series S Class	03	2005	18.4964	24.8099	11,750
MFS/Sun Life Emerging Markets Equity Series S Class	03	2004	14.8299	18.4964	10,859
MFS/Sun Life Emerging Markets Equity Series S Class	03	2003	9.9167	14.8299	11,039
MFS/Sun Life Emerging Markets Equity Series S Class	03	2002	10.3067	9.9167	4,857
MFS/Sun Life Emerging Markets Equity Series S Class	03	2001	10.0000	10.3067	2,815

MFS/Sun Life Emerging Markets Equity Series S Class	04	2007	31.4234	41.7189	35,130
MFS/Sun Life Emerging Markets Equity Series S Class	04	2006	24.6457	31.4234	45,871
MFS/Sun Life Emerging Markets Equity Series S Class	04	2005	18.4020	24.6457	54,681
MFS/Sun Life Emerging Markets Equity Series S Class	04	2004	14.7768	18.4020	55,030
MFS/Sun Life Emerging Markets Equity Series S Class	04	2003	9.8963	14.7768	23,052
MFS/Sun Life Emerging Markets Equity Series S Class	04	2002	10.3012	9.8963	14,005
MFS/Sun Life Emerging Markets Equity Series S Class	04	2001	10.0000	10.3012	2,530

MFS/Sun Life Global Governments Series	01	2007	13.8376	14.8223	35,604
MFS/Sun Life Global Governments Series	01	2006	13.3764	13.8376	43,682
MFS/Sun Life Global Governments Series	01	2005	14.6265	13.3764	76,570
MFS/Sun Life Global Governments Series	01	2004	13.4858	14.6265	133,548
MFS/Sun Life Global Governments Series	01	2003	11.8378	13.4858	175,401
MFS/Sun Life Global Governments Series	01	2002	9.9584	11.8378	424,807
MFS/Sun Life Global Governments Series	01	2001	10.3268	9.9584	26,918
MFS/Sun Life Global Governments Series	01	2000	10.0000	10.3268	0

MFS/Sun Life Global Governments Series	02	2007	13.6984	14.6507	55,912
MFS/Sun Life Global Governments Series	02	2006	13.2619	13.6984	54,656
MFS/Sun Life Global Governments Series	02	2005	14.5234	13.2619	62,273
MFS/Sun Life Global Governments Series	02	2004	13.4112	14.5234	51,320
MFS/Sun Life Global Governments Series	02	2003	11.7902	13.4112	62,887
MFS/Sun Life Global Governments Series	02	2002	9.9335	11.7902	60,708
MFS/Sun Life Global Governments Series	02	2001	10.3167	9.9335	72,771
MFS/Sun Life Global Governments Series	02	2000	10.0000	10.3167	0

MFS/Sun Life Global Governments Series	03	2007	13.6063	14.5375	113,039
MFS/Sun Life Global Governments Series	03	2006	13.1862	13.6063	133,948
MFS/Sun Life Global Governments Series	03	2005	14.4551	13.1862	157,272
MFS/Sun Life Global Governments Series	03	2004	13.3617	14.4551	143,901
MFS/Sun Life Global Governments Series	03	2003	11.7586	13.3617	157,652
MFS/Sun Life Global Governments Series	03	2002	9.9169	11.7586	123,407
MFS/Sun Life Global Governments Series	03	2001	10.3100	9.9169	70,383
MFS/Sun Life Global Governments Series	03	2000	10.0000	10.3100	0

MFS/Sun Life Global Governments Series	04	2007	13.4688	14.3684	103,073
MFS/Sun Life Global Governments Series	04	2006	13.0728	13.4688	103,849
MFS/Sun Life Global Governments Series	04	2005	14.3527	13.0728	151,024
MFS/Sun Life Global Governments Series	04	2004	13.2874	14.3527	165,963
MFS/Sun Life Global Governments Series	04	2003	11.7111	13.2874	205,828
MFS/Sun Life Global Governments Series	04	2002	9.8920	11.7111	317,391
MFS/Sun Life Global Governments Series	04	2001	10.2999	9.8920	59,309
MFS/Sun Life Global Governments Series	04	2000	10.0000	10.2999	0

MFS/Sun Life Global Governments Series S Class	01	2007	13.3138	14.2323	22,588
MFS/Sun Life Global Governments Series S Class	01	2006	12.9022	13.3138	24,004
MFS/Sun Life Global Governments Series S Class	01	2005	14.1523	12.9022	51,127
MFS/Sun Life Global Governments Series S Class	01	2004	13.0794	14.1523	79,226
MFS/Sun Life Global Governments Series S Class	01	2003	11.5105	13.0794	86,129
MFS/Sun Life Global Governments Series S Class	01	2002	9.7098	11.5105	118,181
MFS/Sun Life Global Governments Series S Class	01	2001	10.0000	9.7098	159

MFS/Sun Life Global Governments Series S Class	02	2007	13.2061	14.0955	13,740
MFS/Sun Life Global Governments Series S Class	02	2006	12.8172	13.2061	9,903
MFS/Sun Life Global Governments Series S Class	02	2005	14.0804	12.8172	12,943
MFS/Sun Life Global Governments Series S Class	02	2004	13.0328	14.0804	11,998
MFS/Sun Life Global Governments Series S Class	02	2003	11.4870	13.0328	10,262
MFS/Sun Life Global Governments Series S Class	02	2002	9.7047	11.4870	2,564
MFS/Sun Life Global Governments Series S Class	02	2001	10.0000	9.7047	102

MFS/Sun Life Global Governments Series S Class	03	2007	13.1346	14.0050	14,294
MFS/Sun Life Global Governments Series S Class	03	2006	12.7608	13.1346	17,272
MFS/Sun Life Global Governments Series S Class	03	2005	14.0326	12.7608	23,529
MFS/Sun Life Global Governments Series S Class	03	2004	13.0018	14.0326	25,494
MFS/Sun Life Global Governments Series S Class	03	2003	11.4714	13.0018	28,040
MFS/Sun Life Global Governments Series S Class	03	2002	9.7013	11.4714	12,391
MFS/Sun Life Global Governments Series S Class	03	2001	10.0000	9.7013	1,541

MFS/Sun Life Global Governments Series S Class	04	2007	13.0278	13.8698	32,690
MFS/Sun Life Global Governments Series S Class	04	2006	12.6764	13.0278	23,256
MFS/Sun Life Global Governments Series S Class	04	2005	13.9611	12.6764	24,840
MFS/Sun Life Global Governments Series S Class	04	2004	12.9554	13.9611	19,955
MFS/Sun Life Global Governments Series S Class	04	2003	11.4478	12.9554	19,560
MFS/Sun Life Global Governments Series S Class	04	2002	9.6962	11.4478	16,693
MFS/Sun Life Global Governments Series S Class	04	2001	10.0000	9.6962	1,262

MFS/Sun Life Global Growth Series	01	2007	10.8945	12.1607	176,693
MFS/Sun Life Global Growth Series	01	2006	9.4181	10.8945	200,261
MFS/Sun Life Global Growth Series	01	2005	8.6848	9.4181	191,074
MFS/Sun Life Global Growth Series	01	2004	7.6229	8.6848	216,852
MFS/Sun Life Global Growth Series	01	2003	5.7108	7.6229	294,420
MFS/Sun Life Global Growth Series	01	2002	7.1871	5.7108	307,226
MFS/Sun Life Global Growth Series	01	2001	9.0816	7.1871	390,855
MFS/Sun Life Global Growth Series	01	2000	10.0000	9.0816	0

MFS/Sun Life Global Growth Series	02	2007	10.7849	12.0199	176,803
MFS/Sun Life Global Growth Series	02	2006	9.3374	10.7849	302,890
MFS/Sun Life Global Growth Series	02	2005	8.6235	9.3374	314,932
MFS/Sun Life Global Growth Series	02	2004	7.5806	8.6235	350,416
MFS/Sun Life Global Growth Series	02	2003	5.6878	7.5806	417,164
MFS/Sun Life Global Growth Series	02	2002	7.1690	5.6878	389,197
MFS/Sun Life Global Growth Series	02	2001	9.0727	7.1690	449,259
MFS/Sun Life Global Growth Series	02	2000	10.0000	9.0727	0

MFS/Sun Life Global Growth Series	03	2007	10.7123	11.9269	442,144
MFS/Sun Life Global Growth Series	03	2006	9.2840	10.7123	598,144
MFS/Sun Life Global Growth Series	03	2005	8.5828	9.2840	650,692
MFS/Sun Life Global Growth Series	03	2004	7.5526	8.5828	754,453
MFS/Sun Life Global Growth Series	03	2003	5.6725	7.5526	763,908
MFS/Sun Life Global Growth Series	03	2002	7.1570	5.6725	849,321
MFS/Sun Life Global Growth Series	03	2001	9.0668	7.1570	1,015,019
MFS/Sun Life Global Growth Series	03	2000	10.0000	9.0668	0

MFS/Sun Life Global Growth Series	04	2007	10.6040	11.7881	179,173
MFS/Sun Life Global Growth Series	04	2006	9.2041	10.6040	208,682
MFS/Sun Life Global Growth Series	04	2005	8.5220	9.2041	215,667
MFS/Sun Life Global Growth Series	04	2004	7.5105	8.5220	220,114
MFS/Sun Life Global Growth Series	04	2003	5.6496	7.5105	234,139
MFS/Sun Life Global Growth Series	04	2002	7.1390	5.6496	240,205
MFS/Sun Life Global Growth Series	04	2001	9.0578	7.1390	280,533
MFS/Sun Life Global Growth Series	04	2000	10.0000	9.0578	0

MFS/Sun Life Global Growth Series S Class	01	2007	14.4628	16.1101	25,367
MFS/Sun Life Global Growth Series S Class	01	2006	12.5423	14.4628	27,159
MFS/Sun Life Global Growth Series S Class	01	2005	11.5974	12.5423	27,747
MFS/Sun Life Global Growth Series S Class	01	2004	10.1971	11.5974	31,614
MFS/Sun Life Global Growth Series S Class	01	2003	7.6572	10.1971	31,665
MFS/Sun Life Global Growth Series S Class	01	2002	9.6721	7.6572	30,445
MFS/Sun Life Global Growth Series S Class	01	2001	10.0000	9.6721	13,027

MFS/Sun Life Global Growth Series S Class	02	2007	14.3457	15.9553	10,453
MFS/Sun Life Global Growth Series S Class	02	2006	12.4597	14.3457	12,024
MFS/Sun Life Global Growth Series S Class	02	2005	11.5385	12.4597	7,539
MFS/Sun Life Global Growth Series S Class	02	2004	10.1607	11.5385	7,711
MFS/Sun Life Global Growth Series S Class	02	2003	7.6415	10.1607	11,842
MFS/Sun Life Global Growth Series S Class	02	2002	9.6670	7.6415	5,804
MFS/Sun Life Global Growth Series S Class	02	2001	10.0000	9.6670	891

MFS/Sun Life Global Growth Series S Class	03	2007	14.2681	15.8528	23,085
MFS/Sun Life Global Growth Series S Class	03	2006	12.4048	14.2681	25,374
MFS/Sun Life Global Growth Series S Class	03	2005	11.4993	12.4048	22,791
MFS/Sun Life Global Growth Series S Class	03	2004	10.1365	11.4993	21,886
MFS/Sun Life Global Growth Series S Class	03	2003	7.6310	10.1365	22,391
MFS/Sun Life Global Growth Series S Class	03	2002	9.6636	7.6310	17,156
MFS/Sun Life Global Growth Series S Class	03	2001	10.0000	9.6636	5,772

MFS/Sun Life Global Growth Series S Class	04	2007	14.1520	15.6996	35,539
MFS/Sun Life Global Growth Series S Class	04	2006	12.3227	14.1520	32,255
MFS/Sun Life Global Growth Series S Class	04	2005	11.4406	12.3227	30,040
MFS/Sun Life Global Growth Series S Class	04	2004	10.1002	11.4406	26,173
MFS/Sun Life Global Growth Series S Class	04	2003	7.6153	10.1002	27,348
MFS/Sun Life Global Growth Series S Class	04	2002	9.6585	7.6153	18,663
MFS/Sun Life Global Growth Series S Class	04	2001	10.0000	9.6585	6,218

MFS/Sun Life Global Total Return Series	01	2007	15.3317	16.4481	132,788
MFS/Sun Life Global Total Return Series	01	2006	13.2650	15.3317	166,618
MFS/Sun Life Global Total Return Series	01	2005	12.9716	13.2650	134,257
MFS/Sun Life Global Total Return Series	01	2004	11.2392	12.9716	111,206
MFS/Sun Life Global Total Return Series	01	2003	9.2739	11.2392	115,043
MFS/Sun Life Global Total Return Series	01	2002	9.3541	9.2739	95,827
MFS/Sun Life Global Total Return Series	01	2001	10.1185	9.3541	67,414
MFS/Sun Life Global Total Return Series	01	2000	10.0000	10.1185	0

MFS/Sun Life Global Total Return Series	02	2007	15.1774	16.2577	202,466
MFS/Sun Life Global Total Return Series	02	2006	13.1515	15.1774	257,425
MFS/Sun Life Global Total Return Series	02	2005	12.8801	13.1515	238,569
MFS/Sun Life Global Total Return Series	02	2004	11.1770	12.8801	218,940
MFS/Sun Life Global Total Return Series	02	2003	9.2366	11.1770	189,024
MFS/Sun Life Global Total Return Series	02	2002	9.3307	9.2366	62,814
MFS/Sun Life Global Total Return Series	02	2001	10.1087	9.3307	53,081
MFS/Sun Life Global Total Return Series	02	2000	10.0000	10.1087	0

MFS/Sun Life Global Total Return Series	03	2007	15.0755	16.1320	340,755
MFS/Sun Life Global Total Return Series	03	2006	13.0764	15.0755	422,702
MFS/Sun Life Global Total Return Series	03	2005	12.8195	13.0764	429,807
MFS/Sun Life Global Total Return Series	03	2004	11.1357	12.8195	403,873
MFS/Sun Life Global Total Return Series	03	2003	9.2118	11.1357	300,589
MFS/Sun Life Global Total Return Series	03	2002	9.3151	9.2118	139,863
MFS/Sun Life Global Total Return Series	03	2001	10.1021	9.3151	121,920
MFS/Sun Life Global Total Return Series	03	2000	10.0000	10.1021	0

MFS/Sun Life Global Total Return Series	04	2007	14.9231	15.9444	128,550
MFS/Sun Life Global Total Return Series	04	2006	12.9640	14.9231	139,874
MFS/Sun Life Global Total Return Series	04	2005	12.7287	12.9640	114,410
MFS/Sun Life Global Total Return Series	04	2004	11.0737	12.7287	91,275
MFS/Sun Life Global Total Return Series	04	2003	9.1746	11.0737	91,588
MFS/Sun Life Global Total Return Series	04	2002	9.2916	9.1746	57,023
MFS/Sun Life Global Total Return Series	04	2001	10.0922	9.2916	54,274
MFS/Sun Life Global Total Return Series	04	2000	10.0000	10.0922	0

MFS/Sun Life Global Total Return Series S Class	01	2007	15.7623	16.8721	45,982
MFS/Sun Life Global Total Return Series S Class	01	2006	13.6803	15.7623	55,054
MFS/Sun Life Global Total Return Series S Class	01	2005	13.4064	13.6803	42,579
MFS/Sun Life Global Total Return Series S Class	01	2004	11.6398	13.4064	44,028
MFS/Sun Life Global Total Return Series S Class	01	2003	9.6389	11.6398	44,199
MFS/Sun Life Global Total Return Series S Class	01	2002	9.7415	9.6389	23,043
MFS/Sun Life Global Total Return Series S Class	01	2001	10.0000	9.7415	6,349

MFS/Sun Life Global Total Return Series S Class	02	2007	15.6347	16.7098	34,171
MFS/Sun Life Global Total Return Series S Class	02	2006	13.5902	15.6347	38,138
MFS/Sun Life Global Total Return Series S Class	02	2005	13.3383	13.5902	98,946
MFS/Sun Life Global Total Return Series S Class	02	2004	11.5984	13.3383	33,932
MFS/Sun Life Global Total Return Series S Class	02	2003	9.6192	11.5984	21,433
MFS/Sun Life Global Total Return Series S Class	02	2002	9.7364	9.6192	11,047
MFS/Sun Life Global Total Return Series S Class	02	2001	10.0000	9.7364	5,277

MFS/Sun Life Global Total Return Series S Class	03	2007	15.5502	16.6026	52,459
MFS/Sun Life Global Total Return Series S Class	03	2006	13.5304	15.5502	51,652
MFS/Sun Life Global Total Return Series S Class	03	2005	13.2930	13.5304	49,752
MFS/Sun Life Global Total Return Series S Class	03	2004	11.5708	13.2930	38,896
MFS/Sun Life Global Total Return Series S Class	03	2003	9.6061	11.5708	31,262
MFS/Sun Life Global Total Return Series S Class	03	2002	9.7330	9.6061	10,499
MFS/Sun Life Global Total Return Series S Class	03	2001	10.0000	9.7330	3,473

MFS/Sun Life Global Total Return Series S Class	04	2007	15.4237	16.4422	176,189
MFS/Sun Life Global Total Return Series S Class	04	2006	13.4408	15.4237	108,571
MFS/Sun Life Global Total Return Series S Class	04	2005	13.2252	13.4408	93,923
MFS/Sun Life Global Total Return Series S Class	04	2004	11.5294	13.2252	58,625
MFS/Sun Life Global Total Return Series S Class	04	2003	9.5863	11.5294	61,860
MFS/Sun Life Global Total Return Series S Class	04	2002	9.7278	9.5863	57,712
MFS/Sun Life Global Total Return Series S Class	04	2001	10.0000	9.7278	15,949

MFS/Sun Life Government Securities Series	01	2007	13.0841	13.8189	324,359
MFS/Sun Life Government Securities Series	01	2006	12.8043	13.0841	436,862
MFS/Sun Life Government Securities Series	01	2005	12.6997	12.8043	503,516
MFS/Sun Life Government Securities Series	01	2004	12.4200	12.6997	564,136
MFS/Sun Life Government Securities Series	01	2003	12.3376	12.4200	752,873
MFS/Sun Life Government Securities Series	01	2002	11.4015	12.3376	914,830
MFS/Sun Life Government Securities Series	01	2001	10.7678	11.4015	986,196
MFS/Sun Life Government Securities Series	01	2000	10.0000	10.7678	0

MFS/Sun Life Government Securities Series	02	2007	12.9524	13.6589	552,624
MFS/Sun Life Government Securities Series	02	2006	12.6946	12.9524	670,747
MFS/Sun Life Government Securities Series	02	2005	12.6101	12.6946	752,256
MFS/Sun Life Government Securities Series	02	2004	12.3512	12.6101	748,421
MFS/Sun Life Government Securities Series	02	2003	12.2879	12.3512	1,012,830
MFS/Sun Life Government Securities Series	02	2002	11.3728	12.2879	1,489,225
MFS/Sun Life Government Securities Series	02	2001	10.7572	11.3728	1,396,170
MFS/Sun Life Government Securities Series	02	2000	10.0000	10.7572	0

MFS/Sun Life Government Securities Series	03	2007	12.8653	13.5532	596,027
MFS/Sun Life Government Securities Series	03	2006	12.6220	12.8653	846,423
MFS/Sun Life Government Securities Series	03	2005	12.5506	12.6220	904,824
MFS/Sun Life Government Securities Series	03	2004	12.3055	12.5506	997,040
MFS/Sun Life Government Securities Series	03	2003	12.2549	12.3055	1,428,308
MFS/Sun Life Government Securities Series	03	2002	11.3538	12.2549	1,954,011
MFS/Sun Life Government Securities Series	03	2001	10.7502	11.3538	1,586,735
MFS/Sun Life Government Securities Series	03	2000	10.0000	10.7502	0

MFS/Sun Life Government Securities Series	04	2007	12.7351	13.3955	409,017
MFS/Sun Life Government Securities Series	04	2006	12.5134	12.7351	496,428
MFS/Sun Life Government Securities Series	04	2005	12.4616	12.5134	559,988
MFS/Sun Life Government Securities Series	04	2004	12.2369	12.4616	592,790
MFS/Sun Life Government Securities Series	04	2003	12.2053	12.2369	670,829
MFS/Sun Life Government Securities Series	04	2002	11.3252	12.2053	816,091
MFS/Sun Life Government Securities Series	04	2001	10.7396	11.3252	734,950
MFS/Sun Life Government Securities Series	04	2000	10.0000	10.7396	0

MFS/Sun Life Government Securities Series S Class	01	2007	11.4631	12.0762	411,592
MFS/Sun Life Government Securities Series S Class	01	2006	11.2409	11.4631	395,486
MFS/Sun Life Government Securities Series S Class	01	2005	11.1815	11.2409	466,780
MFS/Sun Life Government Securities Series S Class	01	2004	10.9574	11.1815	564,640
MFS/Sun Life Government Securities Series S Class	01	2003	10.9146	10.9574	680,935
MFS/Sun Life Government Securities Series S Class	01	2002	10.1131	10.9146	738,354
MFS/Sun Life Government Securities Series S Class	01	2001	10.0000	10.1131	327,523

MFS/Sun Life Government Securities Series S Class	02	2007	11.3703	11.9601	100,672
MFS/Sun Life Government Securities Series S Class	02	2006	11.1668	11.3703	131,703
MFS/Sun Life Government Securities Series S Class	02	2005	11.1247	11.1668	131,456
MFS/Sun Life Government Securities Series S Class	02	2004	10.9184	11.1247	144,737
MFS/Sun Life Government Securities Series S Class	02	2003	10.8923	10.9184	164,263
MFS/Sun Life Government Securities Series S Class	02	2002	10.1078	10.8923	230,445
MFS/Sun Life Government Securities Series S Class	02	2001	10.0000	10.1078	64,262

MFS/Sun Life Government Securities Series S Class	03	2007	11.3088	11.8833	137,082
MFS/Sun Life Government Securities Series S Class	03	2006	11.1177	11.3088	177,358
MFS/Sun Life Government Securities Series S Class	03	2005	11.0869	11.1177	180,842
MFS/Sun Life Government Securities Series S Class	03	2004	10.8924	11.0869	215,382
MFS/Sun Life Government Securities Series S Class	03	2003	10.8774	10.8924	227,879
MFS/Sun Life Government Securities Series S Class	03	2002	10.1043	10.8774	273,417
MFS/Sun Life Government Securities Series S Class	03	2001	10.0000	10.1043	115,759

MFS/Sun Life Government Securities Series S Class	04	2007	11.2168	11.7686	364,949
MFS/Sun Life Government Securities Series S Class	04	2006	11.0441	11.2168	347,923
MFS/Sun Life Government Securities Series S Class	04	2005	11.0304	11.0441	393,886
MFS/Sun Life Government Securities Series S Class	04	2004	10.8534	11.0304	441,472
MFS/Sun Life Government Securities Series S Class	04	2003	10.8551	10.8534	539,642
MFS/Sun Life Government Securities Series S Class	04	2002	10.0989	10.8551	552,995
MFS/Sun Life Government Securities Series S Class	04	2001	10.0000	10.0989	168,112

MFS/Sun Life High Yield Series	01	2007	13.2395	13.2979	247,664
MFS/Sun Life High Yield Series	01	2006	12.1691	13.2395	322,044
MFS/Sun Life High Yield Series	01	2005	12.0826	12.1691	488,861
MFS/Sun Life High Yield Series	01	2004	11.1925	12.0826	615,550
MFS/Sun Life High Yield Series	01	2003	9.3520	11.1925	715,051
MFS/Sun Life High Yield Series	01	2002	9.2401	9.3520	528,944
MFS/Sun Life High Yield Series	01	2001	9.2152	9.2401	600,049
MFS/Sun Life High Yield Series	01	2000	10.0000	9.2152	0

MFS/Sun Life High Yield Series	02	2007	13.1065	13.1441	335,314
MFS/Sun Life High Yield Series	02	2006	12.0652	13.1065	467,529
MFS/Sun Life High Yield Series	02	2005	11.9976	12.0652	510,807
MFS/Sun Life High Yield Series	02	2004	11.1308	11.9976	611,566
MFS/Sun Life High Yield Series	02	2003	9.3145	11.1308	655,726
MFS/Sun Life High Yield Series	02	2002	9.2171	9.3145	555,908
MFS/Sun Life High Yield Series	02	2001	9.2063	9.2171	664,900
MFS/Sun Life High Yield Series	02	2000	10.0000	9.2063	0

MFS/Sun Life High Yield Series	03	2007	13.0186	13.0427	474,014
MFS/Sun Life High Yield Series	03	2006	11.9964	13.0186	651,482
MFS/Sun Life High Yield Series	03	2005	11.9413	11.9964	725,915
MFS/Sun Life High Yield Series	03	2004	11.0898	11.9413	851,538
MFS/Sun Life High Yield Series	03	2003	9.2897	11.0898	1,012,532
MFS/Sun Life High Yield Series	03	2002	9.2018	9.2897	791,049
MFS/Sun Life High Yield Series	03	2001	9.2005	9.2018	844,032
MFS/Sun Life High Yield Series	03	2000	10.0000	9.2005	0

MFS/Sun Life High Yield Series	04	2007	12.8872	12.8912	297,284
MFS/Sun Life High Yield Series	04	2006	11.8934	12.8872	345,346
MFS/Sun Life High Yield Series	04	2005	11.8569	11.8934	495,530
MFS/Sun Life High Yield Series	04	2004	11.0283	11.8569	559,329
MFS/Sun Life High Yield Series	04	2003	9.2523	11.0283	639,204
MFS/Sun Life High Yield Series	04	2002	9.1788	9.2523	404,944
MFS/Sun Life High Yield Series	04	2001	9.1916	9.1788	455,393
MFS/Sun Life High Yield Series	04	2000	10.0000	9.1916	0

MFS/Sun Life High Yield Series S Class	01	2007	13.9741	13.9855	161,700
MFS/Sun Life High Yield Series S Class	01	2006	12.8851	13.9741	115,465
MFS/Sun Life High Yield Series S Class	01	2005	12.8260	12.8851	149,930
MFS/Sun Life High Yield Series S Class	01	2004	11.9002	12.8260	230,678
MFS/Sun Life High Yield Series S Class	01	2003	9.9624	11.9002	240,309
MFS/Sun Life High Yield Series S Class	01	2002	9.8803	9.9624	233,213
MFS/Sun Life High Yield Series S Class	01	2001	10.0000	9.8803	71,886

MFS/Sun Life High Yield Series S Class	02	2007	13.8610	13.8511	41,170
MFS/Sun Life High Yield Series S Class	02	2006	12.8002	13.8610	48,773
MFS/Sun Life High Yield Series S Class	02	2005	12.7608	12.8002	68,082
MFS/Sun Life High Yield Series S Class	02	2004	11.8578	12.7608	71,597
MFS/Sun Life High Yield Series S Class	02	2003	9.9420	11.8578	76,650
MFS/Sun Life High Yield Series S Class	02	2002	9.8751	9.9420	50,620
MFS/Sun Life High Yield Series S Class	02	2001	10.0000	9.8751	13,103

MFS/Sun Life High Yield Series S Class	03	2007	13.7860	13.7622	43,950
MFS/Sun Life High Yield Series S Class	03	2006	12.7438	13.7860	60,155
MFS/Sun Life High Yield Series S Class	03	2005	12.7175	12.7438	62,823
MFS/Sun Life High Yield Series S Class	03	2004	11.8296	12.7175	75,205
MFS/Sun Life High Yield Series S Class	03	2003	9.9285	11.8296	71,864
MFS/Sun Life High Yield Series S Class	03	2002	9.8717	9.9285	60,793
MFS/Sun Life High Yield Series S Class	03	2001	10.0000	9.8717	37,165

MFS/Sun Life High Yield Series S Class	04	2007	13.6739	13.6292	166,124
MFS/Sun Life High Yield Series S Class	04	2006	12.6595	13.6739	178,218
MFS/Sun Life High Yield Series S Class	04	2005	12.6526	12.6595	212,394
MFS/Sun Life High Yield Series S Class	04	2004	11.7873	12.6526	228,898
MFS/Sun Life High Yield Series S Class	04	2003	9.9081	11.7873	221,525
MFS/Sun Life High Yield Series S Class	04	2002	9.8664	9.9081	190,480
MFS/Sun Life High Yield Series S Class	04	2001	10.0000	9.8664	53,387

MFS/Sun Life International Growth Series	01	2007	15.0828	17.3279	235,698
MFS/Sun Life International Growth Series	01	2006	12.1421	15.0828	275,598
MFS/Sun Life International Growth Series	01	2005	10.7216	12.1421	284,435
MFS/Sun Life International Growth Series	01	2004	9.1473	10.7216	321,201
MFS/Sun Life International Growth Series	01	2003	6.6936	9.1473	316,005
MFS/Sun Life International Growth Series	01	2002	7.7085	6.6936	347,110
MFS/Sun Life International Growth Series	01	2001	9.3002	7.7085	402,147
MFS/Sun Life International Growth Series	01	2000	10.0000	9.3002	0

MFS/Sun Life International Growth Series	02	2007	14.9310	17.1273	288,053
MFS/Sun Life International Growth Series	02	2006	12.0382	14.9310	342,850
MFS/Sun Life International Growth Series	02	2005	10.6460	12.0382	378,636
MFS/Sun Life International Growth Series	02	2004	9.0966	10.6460	410,430
MFS/Sun Life International Growth Series	02	2003	6.6666	9.0966	428,254
MFS/Sun Life International Growth Series	02	2002	7.6892	6.6666	470,672
MFS/Sun Life International Growth Series	02	2001	9.2912	7.6892	528,053
MFS/Sun Life International Growth Series	02	2000	10.0000	9.2912	0

MFS/Sun Life International Growth Series	03	2007	14.8307	16.9950	619,234
MFS/Sun Life International Growth Series	03	2006	11.9695	14.8307	808,778
MFS/Sun Life International Growth Series	03	2005	10.5960	11.9695	823,377
MFS/Sun Life International Growth Series	03	2004	9.0630	10.5960	865,571
MFS/Sun Life International Growth Series	03	2003	6.6488	9.0630	860,086
MFS/Sun Life International Growth Series	03	2002	7.6764	6.6488	939,783
MFS/Sun Life International Growth Series	03	2001	9.2852	7.6764	1,085,651
MFS/Sun Life International Growth Series	03	2000	10.0000	9.2852	0

MFS/Sun Life International Growth Series	04	2007	14.6809	16.7974	197,210
MFS/Sun Life International Growth Series	04	2006	11.8666	14.6809	236,273
MFS/Sun Life International Growth Series	04	2005	10.5209	11.8666	244,305
MFS/Sun Life International Growth Series	04	2004	9.0126	10.5209	249,325
MFS/Sun Life International Growth Series	04	2003	6.6219	9.0126	270,949
MFS/Sun Life International Growth Series	04	2002	7.6570	6.6219	354,596
MFS/Sun Life International Growth Series	04	2001	9.2761	7.6570	470,586
MFS/Sun Life International Growth Series	04	2000	10.0000	9.2761	0

MFS/Sun Life International Growth Series S Class	01	2007	18.3723	21.0492	50,566
MFS/Sun Life International Growth Series S Class	01	2006	14.8240	18.3723	60,887
MFS/Sun Life International Growth Series S Class	01	2005	13.1224	14.8240	82,351
MFS/Sun Life International Growth Series S Class	01	2004	11.2295	13.1224	85,826
MFS/Sun Life International Growth Series S Class	01	2003	8.2357	11.2295	147,068
MFS/Sun Life International Growth Series S Class	01	2002	9.4986	8.2357	70,812
MFS/Sun Life International Growth Series S Class	01	2001	10.0000	9.4986	21,268

MFS/Sun Life International Growth Series S Class	02	2007	18.2235	20.8468	38,330
MFS/Sun Life International Growth Series S Class	02	2006	14.7262	18.2235	49,178
MFS/Sun Life International Growth Series S Class	02	2005	13.0557	14.7262	51,595
MFS/Sun Life International Growth Series S Class	02	2004	11.1894	13.0557	52,122
MFS/Sun Life International Growth Series S Class	02	2003	8.2189	11.1894	35,835
MFS/Sun Life International Growth Series S Class	02	2002	9.4936	8.2189	28,885
MFS/Sun Life International Growth Series S Class	02	2001	10.0000	9.4936	13,468

MFS/Sun Life International Growth Series S Class	03	2007	18.1250	20.7129	48,171
MFS/Sun Life International Growth Series S Class	03	2006	14.6614	18.1250	55,074
MFS/Sun Life International Growth Series S Class	03	2005	13.0114	14.6614	55,414
MFS/Sun Life International Growth Series S Class	03	2004	11.1628	13.0114	57,853
MFS/Sun Life International Growth Series S Class	03	2003	8.2076	11.1628	53,234
MFS/Sun Life International Growth Series S Class	03	2002	9.4903	8.2076	59,811
MFS/Sun Life International Growth Series S Class	03	2001	10.0000	9.4903	27,872

MFS/Sun Life International Growth Series S Class	04	2007	17.9775	20.5128	115,273
MFS/Sun Life International Growth Series S Class	04	2006	14.5643	17.9775	116,576
MFS/Sun Life International Growth Series S Class	04	2005	12.9450	14.5643	98,866
MFS/Sun Life International Growth Series S Class	04	2004	11.1228	12.9450	94,563
MFS/Sun Life International Growth Series S Class	04	2003	8.1907	11.1228	84,370
MFS/Sun Life International Growth Series S Class	04	2002	9.4853	8.1907	88,083
MFS/Sun Life International Growth Series S Class	04	2001	10.0000	9.4853	33,631

MFS/Sun Life International Value Series	01	2007	18.2398	19.2950	138,529
MFS/Sun Life International Value Series	01	2006	14.3216	18.2398	145,637
MFS/Sun Life International Value Series	01	2005	12.6124	14.3216	135,611
MFS/Sun Life International Value Series	01	2004	9.9969	12.6124	121,881
MFS/Sun Life International Value Series	01	2003	7.5912	9.9969	101,519
MFS/Sun Life International Value Series	01	2002	8.1896	7.5912	84,088
MFS/Sun Life International Value Series	01	2001	9.7296	8.1896	142,671
MFS/Sun Life International Value Series	01	2000	10.0000	9.7296	0

MFS/Sun Life International Value Series	02	2007	18.0568	19.0722	144,217
MFS/Sun Life International Value Series	02	2006	14.1994	18.0568	200,390
MFS/Sun Life International Value Series	02	2005	12.5238	14.1994	182,644
MFS/Sun Life International Value Series	02	2004	9.9418	12.5238	106,151
MFS/Sun Life International Value Series	02	2003	7.5609	9.9418	81,634
MFS/Sun Life International Value Series	02	2002	8.1693	7.5609	80,612
MFS/Sun Life International Value Series	02	2001	9.7204	8.1693	83,188
MFS/Sun Life International Value Series	02	2000	10.0000	9.7204	0

MFS/Sun Life International Value Series	03	2007	17.9358	18.9251	442,809
MFS/Sun Life International Value Series	03	2006	14.1186	17.9358	543,100
MFS/Sun Life International Value Series	03	2005	12.4651	14.1186	539,717
MFS/Sun Life International Value Series	03	2004	9.9052	12.4651	388,833
MFS/Sun Life International Value Series	03	2003	7.5408	9.9052	282,412
MFS/Sun Life International Value Series	03	2002	8.1558	7.5408	253,607
MFS/Sun Life International Value Series	03	2001	9.7143	8.1558	282,389
MFS/Sun Life International Value Series	03	2000	10.0000	9.7143	0

MFS/Sun Life International Value Series	04	2007	17.7550	18.7056	127,368
MFS/Sun Life International Value Series	04	2006	13.9976	17.7550	158,300
MFS/Sun Life International Value Series	04	2005	12.3771	13.9976	120,057
MFS/Sun Life International Value Series	04	2004	9.8504	12.3771	104,094
MFS/Sun Life International Value Series	04	2003	7.5105	9.8504	97,175
MFS/Sun Life International Value Series	04	2002	8.1355	7.5105	96,329
MFS/Sun Life International Value Series	04	2001	9.7050	8.1355	28,159
MFS/Sun Life International Value Series	04	2000	10.0000	9.7050	0

MFS/Sun Life International Value Series S Class	01	2007	20.6536	21.7846	47,245
MFS/Sun Life International Value Series S Class	01	2006	16.2514	20.6536	66,982
MFS/Sun Life International Value Series S Class	01	2005	14.3473	16.2514	77,293
MFS/Sun Life International Value Series S Class	01	2004	11.3970	14.3473	43,576
MFS/Sun Life International Value Series S Class	01	2003	8.6823	11.3970	100,343
MFS/Sun Life International Value Series S Class	01	2002	9.3686	8.6823	11,407
MFS/Sun Life International Value Series S Class	01	2001	10.0000	9.3686	0

MFS/Sun Life International Value Series S Class	02	2007	20.4864	21.5752	35,901
MFS/Sun Life International Value Series S Class	02	2006	16.1443	20.4864	35,605
MFS/Sun Life International Value Series S Class	02	2005	14.2744	16.1443	31,806
MFS/Sun Life International Value Series S Class	02	2004	11.3564	14.2744	15,015
MFS/Sun Life International Value Series S Class	02	2003	8.6645	11.3564	11,219
MFS/Sun Life International Value Series S Class	02	2002	9.3637	8.6645	12,588
MFS/Sun Life International Value Series S Class	02	2001	10.0000	9.3637	879

MFS/Sun Life International Value Series S Class	03	2007	20.3756	21.4366	21,589
MFS/Sun Life International Value Series S Class	03	2006	16.0732	20.3756	22,000
MFS/Sun Life International Value Series S Class	03	2005	14.2259	16.0732	17,566
MFS/Sun Life International Value Series S Class	03	2004	11.3294	14.2259	12,098
MFS/Sun Life International Value Series S Class	03	2003	8.6527	11.3294	10,971
MFS/Sun Life International Value Series S Class	03	2002	9.3604	8.6527	8,585
MFS/Sun Life International Value Series S Class	03	2001	10.0000	9.3604	229

MFS/Sun Life International Value Series S Class	04	2007	20.2099	21.2296	109,654
MFS/Sun Life International Value Series S Class	04	2006	15.9668	20.2099	110,738
MFS/Sun Life International Value Series S Class	04	2005	14.1533	15.9668	103,814
MFS/Sun Life International Value Series S Class	04	2004	11.2888	14.1533	64,401
MFS/Sun Life International Value Series S Class	04	2003	8.6349	11.2888	20,020
MFS/Sun Life International Value Series S Class	04	2002	9.3554	8.6349	10,241
MFS/Sun Life International Value Series S Class	04	2001	10.0000	9.3554	1,836

MFS/Sun Life Massachusetts Investors Growth Series	01	2007	7.0875	7.7894	1,087,078
MFS/Sun Life Massachusetts Investors Growth Series	01	2006	6.6795	7.0875	1,314,485
MFS/Sun Life Massachusetts Investors Growth Series	01	2005	6.4935	6.6795	1,700,262
MFS/Sun Life Massachusetts Investors Growth Series	01	2004	6.0117	6.4935	1,918,686
MFS/Sun Life Massachusetts Investors Growth Series	01	2003	4.9438	6.0117	2,199,284
MFS/Sun Life Massachusetts Investors Growth Series	01	2002	6.9731	4.9438	2,405,111
MFS/Sun Life Massachusetts Investors Growth Series	01	2001	9.4221	6.9731	3,000,574
MFS/Sun Life Massachusetts Investors Growth Series	01	2000	10.0000	9.4221	0

MFS/Sun Life Massachusetts Investors Growth Series	02	2007	7.0161	7.6991	1,401,064
MFS/Sun Life Massachusetts Investors Growth Series	02	2006	6.6222	7.0161	1,649,621
MFS/Sun Life Massachusetts Investors Growth Series	02	2005	6.4477	6.6222	1,870,414
MFS/Sun Life Massachusetts Investors Growth Series	02	2004	5.9783	6.4477	2,231,351
MFS/Sun Life Massachusetts Investors Growth Series	02	2003	4.9239	5.9783	2,565,633
MFS/Sun Life Massachusetts Investors Growth Series	02	2002	6.9556	4.9239	2,836,560
MFS/Sun Life Massachusetts Investors Growth Series	02	2001	9.4129	6.9556	3,631,597
MFS/Sun Life Massachusetts Investors Growth Series	02	2000	10.0000	9.4129	0

MFS/Sun Life Massachusetts Investors Growth Series	03	2007	6.9689	7.6396	2,810,812
MFS/Sun Life Massachusetts Investors Growth Series	03	2006	6.5844	6.9689	3,325,287
MFS/Sun Life Massachusetts Investors Growth Series	03	2005	6.4173	6.5844	3,671,339
MFS/Sun Life Massachusetts Investors Growth Series	03	2004	5.9562	6.4173	4,315,355
MFS/Sun Life Massachusetts Investors Growth Series	03	2003	4.9107	5.9562	5,006,699
MFS/Sun Life Massachusetts Investors Growth Series	03	2002	6.9440	4.9107	5,278,480
MFS/Sun Life Massachusetts Investors Growth Series	03	2001	9.4068	6.9440	6,395,839
MFS/Sun Life Massachusetts Investors Growth Series	03	2000	10.0000	9.4068	0

MFS/Sun Life Massachusetts Investors Growth Series	04	2007	6.8984	7.5506	1,098,632
MFS/Sun Life Massachusetts Investors Growth Series	04	2006	6.5277	6.8984	1,341,263
MFS/Sun Life Massachusetts Investors Growth Series	04	2005	6.3717	6.5277	1,518,285
MFS/Sun Life Massachusetts Investors Growth Series	04	2004	5.9230	6.3717	1,729,560
MFS/Sun Life Massachusetts Investors Growth Series	04	2003	4.8908	5.9230	1,752,199
MFS/Sun Life Massachusetts Investors Growth Series	04	2002	6.9264	4.8908	1,925,613
MFS/Sun Life Massachusetts Investors Growth Series	04	2001	9.3975	6.9264	2,221,381
MFS/Sun Life Massachusetts Investors Growth Series	04	2000	10.0000	9.3975	0

MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2007	9.8110	10.7570	208,395
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2006	9.2677	9.8110	211,243
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2005	9.0286	9.2677	230,358
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2004	8.3779	9.0286	247,186
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2003	6.9201	8.3779	431,473
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2002	9.7687	6.9201	214,623
MFS/Sun Life Massachusetts Investors Growth Series S Class	01	2001	10.0000	9.7687	206,672

MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2007	9.7315	10.6535	98,577
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2006	9.2066	9.7315	90,806
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2005	8.9826	9.2066	110,257
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2004	8.3480	8.9826	141,543
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2003	6.9059	8.3480	147,334
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2002	9.7636	6.9059	118,995
MFS/Sun Life Massachusetts Investors Growth Series S Class	02	2001	10.0000	9.7636	28,935

MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2007	9.6789	10.5851	125,620
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2006	9.1661	9.6789	117,599
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2005	8.9522	9.1661	143,659
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2004	8.3281	8.9522	164,508
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2003	6.8965	8.3281	180,342
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2002	9.7601	6.8965	198,979
MFS/Sun Life Massachusetts Investors Growth Series S Class	03	2001	10.0000	9.7601	69,983

MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2007	9.6001	10.4829	259,661
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2006	9.1054	9.6001	184,446
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2005	8.9064	9.1054	243,700
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2004	8.2983	8.9064	261,514
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2003	6.8823	8.2983	271,001
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2002	9.7550	6.8823	247,446
MFS/Sun Life Massachusetts Investors Growth Series S Class	04	2001	10.0000	9.7550	113,890

MFS/Sun Life Mid Cap Growth Series	01	2007	5.7302	6.2025	199,318
MFS/Sun Life Mid Cap Growth Series	01	2006	5.6813	5.7302	313,382
MFS/Sun Life Mid Cap Growth Series	01	2005	5.5911	5.6813	358,401
MFS/Sun Life Mid Cap Growth Series	01	2004	4.9497	5.5911	421,661
MFS/Sun Life Mid Cap Growth Series	01	2003	3.6428	4.9497	431,606
MFS/Sun Life Mid Cap Growth Series	01	2002	6.9956	3.6428	547,477
MFS/Sun Life Mid Cap Growth Series	01	2001	9.2420	6.9956	338,295
MFS/Sun Life Mid Cap Growth Series	01	2000	10.0000	9.2420	0

MFS/Sun Life Mid Cap Growth Series	02	2007	5.6755	6.1339	330,003
MFS/Sun Life Mid Cap Growth Series	02	2006	5.6356	5.6755	403,861
MFS/Sun Life Mid Cap Growth Series	02	2005	5.5546	5.6356	460,970
MFS/Sun Life Mid Cap Growth Series	02	2004	4.9249	5.5546	486,445
MFS/Sun Life Mid Cap Growth Series	02	2003	3.6300	4.9249	536,628
MFS/Sun Life Mid Cap Growth Series	02	2002	6.9817	3.6300	367,288
MFS/Sun Life Mid Cap Growth Series	02	2001	9.2378	6.9817	387,483
MFS/Sun Life Mid Cap Growth Series	02	2000	10.0000	9.2378	0

MFS/Sun Life Mid Cap Growth Series	03	2007	5.6393	6.0886	705,536
MFS/Sun Life Mid Cap Growth Series	03	2006	5.6053	5.6393	882,319
MFS/Sun Life Mid Cap Growth Series	03	2005	5.5304	5.6053	1,080,069
MFS/Sun Life Mid Cap Growth Series	03	2004	4.9084	5.5304	1,211,820
MFS/Sun Life Mid Cap Growth Series	03	2003	3.6215	4.9084	1,122,244
MFS/Sun Life Mid Cap Growth Series	03	2002	6.9725	3.6215	895,229
MFS/Sun Life Mid Cap Growth Series	03	2001	9.2351	6.9725	950,186
MFS/Sun Life Mid Cap Growth Series	03	2000	10.0000	9.2351	0

MFS/Sun Life Mid Cap Growth Series	04	2007	5.5852	6.0209	435,056
MFS/Sun Life Mid Cap Growth Series	04	2006	5.5601	5.5852	561,204
MFS/Sun Life Mid Cap Growth Series	04	2005	5.4940	5.5601	632,811
MFS/Sun Life Mid Cap Growth Series	04	2004	4.8837	5.4940	710,962
MFS/Sun Life Mid Cap Growth Series	04	2003	3.6088	4.8837	643,079
MFS/Sun Life Mid Cap Growth Series	04	2002	6.9587	3.6088	889,591
MFS/Sun Life Mid Cap Growth Series	04	2001	9.2309	6.9587	483,477
MFS/Sun Life Mid Cap Growth Series	04	2000	10.0000	9.2309	0

MFS/Sun Life Mid Cap Growth Series S Class	01	2007	7.8049	8.4284	55,600
MFS/Sun Life Mid Cap Growth Series S Class	01	2006	7.7493	7.8049	65,180
MFS/Sun Life Mid Cap Growth Series S Class	01	2005	7.6505	7.7493	81,804
MFS/Sun Life Mid Cap Growth Series S Class	01	2004	6.7930	7.6505	150,554
MFS/Sun Life Mid Cap Growth Series S Class	01	2003	5.0191	6.7930	266,702
MFS/Sun Life Mid Cap Growth Series S Class	01	2002	9.6403	5.0191	86,746
MFS/Sun Life Mid Cap Growth Series S Class	01	2001	10.0000	9.6403	78,107

MFS/Sun Life Mid Cap Growth Series S Class	02	2007	7.7416	8.3473	38,352
MFS/Sun Life Mid Cap Growth Series S Class	02	2006	7.6982	7.7416	45,473
MFS/Sun Life Mid Cap Growth Series S Class	02	2005	7.6116	7.6982	65,026
MFS/Sun Life Mid Cap Growth Series S Class	02	2004	6.7687	7.6116	80,674
MFS/Sun Life Mid Cap Growth Series S Class	02	2003	5.0088	6.7687	75,870
MFS/Sun Life Mid Cap Growth Series S Class	02	2002	9.6352	5.0088	68,259
MFS/Sun Life Mid Cap Growth Series S Class	02	2001	10.0000	9.6352	7,281

MFS/Sun Life Mid Cap Growth Series S Class	03	2007	7.6997	8.2937	64,969
MFS/Sun Life Mid Cap Growth Series S Class	03	2006	7.6643	7.6997	81,236
MFS/Sun Life Mid Cap Growth Series S Class	03	2005	7.5857	7.6643	82,249
MFS/Sun Life Mid Cap Growth Series S Class	03	2004	6.7526	7.5857	79,499
MFS/Sun Life Mid Cap Growth Series S Class	03	2003	5.0019	6.7526	67,339
MFS/Sun Life Mid Cap Growth Series S Class	03	2002	9.6318	5.0019	41,171
MFS/Sun Life Mid Cap Growth Series S Class	03	2001	10.0000	9.6318	13,884

MFS/Sun Life Mid Cap Growth Series S Class	04	2007	7.6370	8.2135	170,897
MFS/Sun Life Mid Cap Growth Series S Class	04	2006	7.6135	7.6370	187,639
MFS/Sun Life Mid Cap Growth Series S Class	04	2005	7.5469	7.6135	259,718
MFS/Sun Life Mid Cap Growth Series S Class	04	2004	6.7284	7.5469	317,974
MFS/Sun Life Mid Cap Growth Series S Class	04	2003	4.9916	6.7284	265,803
MFS/Sun Life Mid Cap Growth Series S Class	04	2002	9.6267	4.9916	221,879
MFS/Sun Life Mid Cap Growth Series S Class	04	2001	10.0000	9.6267	63,395

MFS/Sun Life Mid Cap Value Series S Class	01	2007	14.1828	14.2006	25,561
MFS/Sun Life Mid Cap Value Series S Class	01	2006	12.9635	14.1828	34,374
MFS/Sun Life Mid Cap Value Series S Class	01	2005	12.2472	12.9635	37,192
MFS/Sun Life Mid Cap Value Series S Class	01	2004	10.2076	12.2472	25,294
MFS/Sun Life Mid Cap Value Series S Class	01	2003	7.8524	10.2076	96,772
MFS/Sun Life Mid Cap Value Series S Class	01	2002	10.0000	7.8524	11,246

MFS/Sun Life Mid Cap Value Series S Class	02	2007	14.0823	14.0785	26,811
MFS/Sun Life Mid Cap Value Series S Class	02	2006	12.8913	14.0823	25,399
MFS/Sun Life Mid Cap Value Series S Class	02	2005	12.1974	12.8913	29,919
MFS/Sun Life Mid Cap Value Series S Class	02	2004	10.1816	12.1974	24,397
MFS/Sun Life Mid Cap Value Series S Class	02	2003	7.8444	10.1816	10,707
MFS/Sun Life Mid Cap Value Series S Class	02	2002	10.0000	7.8444	794

MFS/Sun Life Mid Cap Value Series S Class	03	2007	14.0158	13.9977	15,684
MFS/Sun Life Mid Cap Value Series S Class	03	2006	12.8433	14.0158	20,663
MFS/Sun Life Mid Cap Value Series S Class	03	2005	12.1644	12.8433	25,351
MFS/Sun Life Mid Cap Value Series S Class	03	2004	10.1644	12.1644	23,157
MFS/Sun Life Mid Cap Value Series S Class	03	2003	7.8390	10.1644	13,967
MFS/Sun Life Mid Cap Value Series S Class	03	2002	10.0000	7.8390	5,746

MFS/Sun Life Mid Cap Value Series S Class	04	2007	13.9161	13.8768	44,288
MFS/Sun Life Mid Cap Value Series S Class	04	2006	12.7714	13.9161	52,142
MFS/Sun Life Mid Cap Value Series S Class	04	2005	12.1147	12.7714	65,598
MFS/Sun Life Mid Cap Value Series S Class	04	2004	10.1384	12.1147	83,258
MFS/Sun Life Mid Cap Value Series S Class	04	2003	7.8310	10.1384	33,289
MFS/Sun Life Mid Cap Value Series S Class	04	2002	10.0000	7.8310	15,213

MFS/Sun Life Money Market Series	01	2007	10.8295	11.1892	604,481
MFS/Sun Life Money Market Series	01	2006	10.5058	10.8295	388,351
MFS/Sun Life Money Market Series	01	2005	10.3777	10.5058	479,827
MFS/Sun Life Money Market Series	01	2004	10.4446	10.3777	438,166
MFS/Sun Life Money Market Series	01	2003	10.5320	10.4446	636,294
MFS/Sun Life Money Market Series	01	2002	10.5525	10.5320	1,073,942
MFS/Sun Life Money Market Series	01	2001	10.3183	10.5525	1,549,642
MFS/Sun Life Money Market Series	01	2000	10.0000	10.3183	0

MFS/Sun Life Money Market Series	02	2007	10.7207	11.0598	526,403
MFS/Sun Life Money Market Series	02	2006	10.4160	10.7207	563,289
MFS/Sun Life Money Market Series	02	2005	10.3047	10.4160	622,765
MFS/Sun Life Money Market Series	02	2004	10.3869	10.3047	700,139
MFS/Sun Life Money Market Series	02	2003	10.4898	10.3869	928,299
MFS/Sun Life Money Market Series	02	2002	10.5262	10.4898	1,331,642
MFS/Sun Life Money Market Series	02	2001	10.3084	10.5262	1,472,652
MFS/Sun Life Money Market Series	02	2000	10.0000	10.3084	0

MFS/Sun Life Money Market Series	03	2007	10.6487	10.9743	712,372
MFS/Sun Life Money Market Series	03	2006	10.3565	10.6487	896,107
MFS/Sun Life Money Market Series	03	2005	10.2562	10.3565	938,709
MFS/Sun Life Money Market Series	03	2004	10.3486	10.2562	1,081,541
MFS/Sun Life Money Market Series	03	2003	10.4617	10.3486	1,364,899
MFS/Sun Life Money Market Series	03	2002	10.5087	10.4617	2,237,957
MFS/Sun Life Money Market Series	03	2001	10.3017	10.5087	2,347,088
MFS/Sun Life Money Market Series	03	2000	10.0000	10.3017	0

MFS/Sun Life Money Market Series	04	2007	10.5411	10.8468	370,866
MFS/Sun Life Money Market Series	04	2006	10.2676	10.5411	367,450
MFS/Sun Life Money Market Series	04	2005	10.1836	10.2676	376,127
MFS/Sun Life Money Market Series	04	2004	10.2911	10.1836	368,286
MFS/Sun Life Money Market Series	04	2003	10.4195	10.2911	622,825
MFS/Sun Life Money Market Series	04	2002	10.4824	10.4195	970,150
MFS/Sun Life Money Market Series	04	2001	10.2917	10.4824	1,092,372
MFS/Sun Life Money Market Series	04	2000	10.0000	10.2917	0

MFS/Sun Life Money Market Series S Class	01	2007	10.1590	10.4702	425,524
MFS/Sun Life Money Market Series S Class	01	2006	9.8799	10.1590	231,751
MFS/Sun Life Money Market Series S Class	01	2005	9.7839	9.8799	422,578
MFS/Sun Life Money Market Series S Class	01	2004	9.8716	9.7839	218,696
MFS/Sun Life Money Market Series S Class	01	2003	9.9791	9.8716	268,294
MFS/Sun Life Money Market Series S Class	01	2002	10.0234	9.9791	902,625
MFS/Sun Life Money Market Series S Class	01	2001	10.0000	10.0234	189,231

MFS/Sun Life Money Market Series S Class	02	2007	10.0767	10.3695	44,243
MFS/Sun Life Money Market Series S Class	02	2006	9.8148	10.0767	48,441
MFS/Sun Life Money Market Series S Class	02	2005	9.7342	9.8148	61,288
MFS/Sun Life Money Market Series S Class	02	2004	9.8364	9.7342	59,935
MFS/Sun Life Money Market Series S Class	02	2003	9.9587	9.8364	115,660
MFS/Sun Life Money Market Series S Class	02	2002	10.0182	9.9587	150,920
MFS/Sun Life Money Market Series S Class	02	2001	10.0000	10.0182	85,498

MFS/Sun Life Money Market Series S Class	03	2007	10.0222	10.3029	26,901
MFS/Sun Life Money Market Series S Class	03	2006	9.7717	10.0222	30,747
MFS/Sun Life Money Market Series S Class	03	2005	9.7012	9.7717	56,064
MFS/Sun Life Money Market Series S Class	03	2004	9.8131	9.7012	42,886
MFS/Sun Life Money Market Series S Class	03	2003	9.9451	9.8131	168,476
MFS/Sun Life Money Market Series S Class	03	2002	10.0147	9.9451	266,966
MFS/Sun Life Money Market Series S Class	03	2001	10.0000	10.0147	157,346

MFS/Sun Life Money Market Series S Class	04	2007	9.9407	10.2034	121,939
MFS/Sun Life Money Market Series S Class	04	2006	9.7069	9.9407	139,083
MFS/Sun Life Money Market Series S Class	04	2005	9.6516	9.7069	184,882
MFS/Sun Life Money Market Series S Class	04	2004	9.7779	9.6516	183,463
MFS/Sun Life Money Market Series S Class	04	2003	9.9247	9.7779	183,788
MFS/Sun Life Money Market Series S Class	04	2002	10.0094	9.9247	547,993
MFS/Sun Life Money Market Series S Class	04	2001	10.0000	10.0094	168,448

MFS/Sun Life New Discovery Series	01	2007	10.3454	10.4554	278,348
MFS/Sun Life New Discovery Series	01	2006	9.2756	10.3454	398,231
MFS/Sun Life New Discovery Series	01	2005	8.9460	9.2756	453,312
MFS/Sun Life New Discovery Series	01	2004	8.4457	8.9460	529,799
MFS/Sun Life New Discovery Series	01	2003	6.3345	8.4457	580,546
MFS/Sun Life New Discovery Series	01	2002	9.6601	6.3345	677,997
MFS/Sun Life New Discovery Series	01	2001	10.3314	9.6601	732,851
MFS/Sun Life New Discovery Series	01	2000	10.0000	10.3314	0

MFS/Sun Life New Discovery Series	02	2007	10.2412	10.3343	518,436
MFS/Sun Life New Discovery Series	02	2006	9.1961	10.2412	686,458
MFS/Sun Life New Discovery Series	02	2005	8.8828	9.1961	800,877
MFS/Sun Life New Discovery Series	02	2004	8.3989	8.8828	931,374
MFS/Sun Life New Discovery Series	02	2003	6.3089	8.3989	981,643
MFS/Sun Life New Discovery Series	02	2002	9.6358	6.3089	994,477
MFS/Sun Life New Discovery Series	02	2001	10.3213	9.6358	1,143,945
MFS/Sun Life New Discovery Series	02	2000	10.0000	10.3213	0

MFS/Sun Life New Discovery Series	03	2007	10.1724	10.2543	849,548
MFS/Sun Life New Discovery Series	03	2006	9.1436	10.1724	1,135,927
MFS/Sun Life New Discovery Series	03	2005	8.8409	9.1436	1,286,448
MFS/Sun Life New Discovery Series	03	2004	8.3678	8.8409	1,499,753
MFS/Sun Life New Discovery Series	03	2003	6.2920	8.3678	1,660,924
MFS/Sun Life New Discovery Series	03	2002	9.6197	6.2920	1,859,612
MFS/Sun Life New Discovery Series	03	2001	10.3145	9.6197	2,106,033
MFS/Sun Life New Discovery Series	03	2000	10.0000	10.3145	0

MFS/Sun Life New Discovery Series	04	2007	10.0694	10.1349	465,324
MFS/Sun Life New Discovery Series	04	2006	9.0648	10.0694	609,616
MFS/Sun Life New Discovery Series	04	2005	8.7782	9.0648	685,941
MFS/Sun Life New Discovery Series	04	2004	8.3212	8.7782	745,279
MFS/Sun Life New Discovery Series	04	2003	6.2665	8.3212	816,862
MFS/Sun Life New Discovery Series	04	2002	9.5954	6.2665	913,888
MFS/Sun Life New Discovery Series	04	2001	10.3044	9.5954	957,145
MFS/Sun Life New Discovery Series	04	2000	10.0000	10.3044	0

MFS/Sun Life New Discovery Series S Class	01	2007	10.8959	10.9815	89,282
MFS/Sun Life New Discovery Series S Class	01	2006	9.7929	10.8959	94,479
MFS/Sun Life New Discovery Series S Class	01	2005	9.4674	9.7929	122,499
MFS/Sun Life New Discovery Series S Class	01	2004	8.9604	9.4674	129,323
MFS/Sun Life New Discovery Series S Class	01	2003	6.7343	8.9604	301,456
MFS/Sun Life New Discovery Series S Class	01	2002	10.3008	6.7343	110,871
MFS/Sun Life New Discovery Series S Class	01	2001	10.0000	10.3008	138,255

MFS/Sun Life New Discovery Series S Class	02	2007	10.8076	10.8759	53,740
MFS/Sun Life New Discovery Series S Class	02	2006	9.7283	10.8076	66,759
MFS/Sun Life New Discovery Series S Class	02	2005	9.4192	9.7283	69,254
MFS/Sun Life New Discovery Series S Class	02	2004	8.9285	9.4192	71,218
MFS/Sun Life New Discovery Series S Class	02	2003	6.7205	8.9285	93,938
MFS/Sun Life New Discovery Series S Class	02	2002	10.2954	6.7205	81,713
MFS/Sun Life New Discovery Series S Class	02	2001	10.0000	10.2954	37,358

MFS/Sun Life New Discovery Series S Class	03	2007	10.7492	10.8060	60,403
MFS/Sun Life New Discovery Series S Class	03	2006	9.6855	10.7492	71,932
MFS/Sun Life New Discovery Series S Class	03	2005	9.3872	9.6855	76,783
MFS/Sun Life New Discovery Series S Class	03	2004	8.9072	9.3872	90,461
MFS/Sun Life New Discovery Series S Class	03	2003	6.7113	8.9072	90,227
MFS/Sun Life New Discovery Series S Class	03	2002	10.2918	6.7113	86,780
MFS/Sun Life New Discovery Series S Class	03	2001	10.0000	10.2918	38,880

MFS/Sun Life New Discovery Series S Class	04	2007	10.6617	10.7016	139,699
MFS/Sun Life New Discovery Series S Class	04	2006	9.6213	10.6617	159,737
MFS/Sun Life New Discovery Series S Class	04	2005	9.3393	9.6213	201,913
MFS/Sun Life New Discovery Series S Class	04	2004	8.8753	9.3393	244,105
MFS/Sun Life New Discovery Series S Class	04	2003	6.6975	8.8753	191,679
MFS/Sun Life New Discovery Series S Class	04	2002	10.2864	6.6975	213,470
MFS/Sun Life New Discovery Series S Class	04	2001	10.0000	10.2864	72,082

MFS/Sun Life Research International Series	01	2007	14.8268	16.5323	179,432
MFS/Sun Life Research International Series	01	2006	11.8021	14.8268	243,241
MFS/Sun Life Research International Series	01	2005	10.2737	11.8021	277,416
MFS/Sun Life Research International Series	01	2004	8.6017	10.2737	292,443
MFS/Sun Life Research International Series	01	2003	6.5205	8.6017	302,965
MFS/Sun Life Research International Series	01	2002	7.4746	6.5205	394,956
MFS/Sun Life Research International Series	01	2001	9.2229	7.4746	404,539
MFS/Sun Life Research International Series	01	2000	10.0000	9.2229	0

MFS/Sun Life Research International Series	02	2007	14.6775	16.3408	297,174
MFS/Sun Life Research International Series	02	2006	11.7010	14.6775	412,353
MFS/Sun Life Research International Series	02	2005	10.2012	11.7010	449,577
MFS/Sun Life Research International Series	02	2004	8.5541	10.2012	506,438
MFS/Sun Life Research International Series	02	2003	6.4942	8.5541	505,887
MFS/Sun Life Research International Series	02	2002	7.4559	6.4942	515,954
MFS/Sun Life Research International Series	02	2001	9.2139	7.4559	656,531
MFS/Sun Life Research International Series	02	2000	10.0000	9.2139	0

MFS/Sun Life Research International Series	03	2007	14.5790	16.2145	633,710
MFS/Sun Life Research International Series	03	2006	11.6342	14.5790	816,991
MFS/Sun Life Research International Series	03	2005	10.1532	11.6342	873,583
MFS/Sun Life Research International Series	03	2004	8.5225	10.1532	976,018
MFS/Sun Life Research International Series	03	2003	6.4768	8.5225	963,237
MFS/Sun Life Research International Series	03	2002	7.4434	6.4768	1,070,807
MFS/Sun Life Research International Series	03	2001	9.2079	7.4434	1,234,095
MFS/Sun Life Research International Series	03	2000	10.0000	9.2079	0

MFS/Sun Life Research International Series	04	2007	14.4315	16.0259	249,767
MFS/Sun Life Research International Series	04	2006	11.5341	14.4315	290,150
MFS/Sun Life Research International Series	04	2005	10.0812	11.5341	243,084
MFS/Sun Life Research International Series	04	2004	8.4750	10.0812	257,954
MFS/Sun Life Research International Series	04	2003	6.4506	8.4750	300,191
MFS/Sun Life Research International Series	04	2002	7.4247	6.4506	377,643
MFS/Sun Life Research International Series	04	2001	9.1989	7.4247	330,427
MFS/Sun Life Research International Series	04	2000	10.0000	9.1989	0

MFS/Sun Life Research International Series S Class	01	2007	18.4518	20.5117	50,441
MFS/Sun Life Research International Series S Class	01	2006	14.7128	18.4518	56,922
MFS/Sun Life Research International Series S Class	01	2005	12.8482	14.7128	52,061
MFS/Sun Life Research International Series S Class	01	2004	10.7785	12.8482	53,845
MFS/Sun Life Research International Series S Class	01	2003	8.1983	10.7785	49,797
MFS/Sun Life Research International Series S Class	01	2002	9.4141	8.1983	44,879
MFS/Sun Life Research International Series S Class	01	2001	10.0000	9.4141	88,305

MFS/Sun Life Research International Series S Class	02	2007	18.3024	20.3144	54,640
MFS/Sun Life Research International Series S Class	02	2006	14.6158	18.3024	53,681
MFS/Sun Life Research International Series S Class	02	2005	12.7829	14.6158	14,891
MFS/Sun Life Research International Series S Class	02	2004	10.7401	12.7829	18,663
MFS/Sun Life Research International Series S Class	02	2003	8.1815	10.7401	21,127
MFS/Sun Life Research International Series S Class	02	2002	9.4091	8.1815	13,858
MFS/Sun Life Research International Series S Class	02	2001	10.0000	9.4091	4,951

MFS/Sun Life Research International Series S Class	03	2007	18.2034	20.1840	39,684
MFS/Sun Life Research International Series S Class	03	2006	14.5515	18.2034	41,410
MFS/Sun Life Research International Series S Class	03	2005	12.7395	14.5515	28,207
MFS/Sun Life Research International Series S Class	03	2004	10.7145	12.7395	22,935
MFS/Sun Life Research International Series S Class	03	2003	8.1703	10.7145	22,133
MFS/Sun Life Research International Series S Class	03	2002	9.4058	8.1703	14,904
MFS/Sun Life Research International Series S Class	03	2001	10.0000	9.4058	8,856

MFS/Sun Life Research International Series S Class	04	2007	18.0553	19.9890	46,804
MFS/Sun Life Research International Series S Class	04	2006	14.4551	18.0553	51,926
MFS/Sun Life Research International Series S Class	04	2005	12.6744	14.4551	37,734
MFS/Sun Life Research International Series S Class	04	2004	10.6761	12.6744	36,474
MFS/Sun Life Research International Series S Class	04	2003	8.1535	10.6761	42,532
MFS/Sun Life Research International Series S Class	04	2002	9.4008	8.1535	40,710
MFS/Sun Life Research International Series S Class	04	2001	10.0000	9.4008	17,558

MFS/Sun Life Research Series	01	2007	8.8745	9.9029	349,005
MFS/Sun Life Research Series	01	2006	8.1450	8.8745	458,728
MFS/Sun Life Research Series	01	2005	7.6517	8.1450	561,221
MFS/Sun Life Research Series	01	2004	6.7035	7.6517	632,701
MFS/Sun Life Research Series	01	2003	5.4278	6.7035	672,607
MFS/Sun Life Research Series	01	2002	7.3576	5.4278	750,854
MFS/Sun Life Research Series	01	2001	9.4985	7.3576	927,541
MFS/Sun Life Research Series	01	2000	10.0000	9.4985	0

MFS/Sun Life Research Series	02	2007	8.7851	9.7882	322,818
MFS/Sun Life Research Series	02	2006	8.0752	8.7851	394,779
MFS/Sun Life Research Series	02	2005	7.5977	8.0752	533,745
MFS/Sun Life Research Series	02	2004	6.6664	7.5977	646,654
MFS/Sun Life Research Series	02	2003	5.4060	6.6664	761,934
MFS/Sun Life Research Series	02	2002	7.3392	5.4060	804,046
MFS/Sun Life Research Series	02	2001	9.4892	7.3392	1,065,435
MFS/Sun Life Research Series	02	2000	10.0000	9.4892	0

MFS/Sun Life Research Series	03	2007	8.7261	9.7124	644,214
MFS/Sun Life Research Series	03	2006	8.0290	8.7261	839,255
MFS/Sun Life Research Series	03	2005	7.5619	8.0290	980,095
MFS/Sun Life Research Series	03	2004	6.6417	7.5619	1,151,716
MFS/Sun Life Research Series	03	2003	5.3914	6.6417	1,347,239
MFS/Sun Life Research Series	03	2002	7.3269	5.3914	1,492,732
MFS/Sun Life Research Series	03	2001	9.4830	7.3269	1,774,210
MFS/Sun Life Research Series	03	2000	10.0000	9.4830	0

MFS/Sun Life Research Series	04	2007	8.6378	9.5993	282,236
MFS/Sun Life Research Series	04	2006	7.9599	8.6378	383,478
MFS/Sun Life Research Series	04	2005	7.5082	7.9599	474,734
MFS/Sun Life Research Series	04	2004	6.6047	7.5082	502,984
MFS/Sun Life Research Series	04	2003	5.3696	6.6047	554,513
MFS/Sun Life Research Series	04	2002	7.3084	5.3696	621,075
MFS/Sun Life Research Series	04	2001	9.4736	7.3084	705,627
MFS/Sun Life Research Series	04	2000	10.0000	9.4736	0

MFS/Sun Life Research Series S Class	01	2007	11.4851	12.7854	32,466
MFS/Sun Life Research Series S Class	01	2006	10.5636	11.4851	60,257
MFS/Sun Life Research Series S Class	01	2005	9.9514	10.5636	55,833
MFS/Sun Life Research Series S Class	01	2004	8.7401	9.9514	83,313
MFS/Sun Life Research Series S Class	01	2003	7.0942	8.7401	75,935
MFS/Sun Life Research Series S Class	01	2002	9.6435	7.0942	67,643
MFS/Sun Life Research Series S Class	01	2001	10.0000	9.6435	35,196

MFS/Sun Life Research Series S Class	02	2007	11.3921	12.6624	18,706
MFS/Sun Life Research Series S Class	02	2006	10.4939	11.3921	24,540
MFS/Sun Life Research Series S Class	02	2005	9.9008	10.4939	24,356
MFS/Sun Life Research Series S Class	02	2004	8.7090	9.9008	30,176
MFS/Sun Life Research Series S Class	02	2003	7.0797	8.7090	33,736
MFS/Sun Life Research Series S Class	02	2002	9.6385	7.0797	36,653
MFS/Sun Life Research Series S Class	02	2001	10.0000	9.6385	18,972

MFS/Sun Life Research Series S Class	03	2007	11.3305	12.5811	38,990
MFS/Sun Life Research Series S Class	03	2006	10.4477	11.3305	46,216
MFS/Sun Life Research Series S Class	03	2005	9.8672	10.4477	54,073
MFS/Sun Life Research Series S Class	03	2004	8.6882	9.8672	57,414
MFS/Sun Life Research Series S Class	03	2003	7.0700	8.6882	62,535
MFS/Sun Life Research Series S Class	03	2002	9.6351	7.0700	57,054
MFS/Sun Life Research Series S Class	03	2001	10.0000	9.6351	8,901

MFS/Sun Life Research Series S Class	04	2007	11.2383	12.4596	50,612
MFS/Sun Life Research Series S Class	04	2006	10.3785	11.2383	41,782
MFS/Sun Life Research Series S Class	04	2005	9.8168	10.3785	46,745
MFS/Sun Life Research Series S Class	04	2004	8.6571	9.8168	56,743
MFS/Sun Life Research Series S Class	04	2003	7.0554	8.6571	57,439
MFS/Sun Life Research Series S Class	04	2002	9.6300	7.0554	84,901
MFS/Sun Life Research Series S Class	04	2001	10.0000	9.6300	30,392

MFS/Sun Life Strategic Growth Series	01	2007	6.0926	10.0000	0
MFS/Sun Life Strategic Growth Series	01	2006	5.8003	6.0926	165,925
MFS/Sun Life Strategic Growth Series	01	2005	5.8042	5.8003	208,394
MFS/Sun Life Strategic Growth Series	01	2004	5.5135	5.8042	242,645
MFS/Sun Life Strategic Growth Series	01	2003	4.3868	5.5135	250,865
MFS/Sun Life Strategic Growth Series	01	2002	6.3683	4.3868	266,565
MFS/Sun Life Strategic Growth Series	01	2001	8.5749	6.3683	352,981
MFS/Sun Life Strategic Growth Series	01	2000	10.0000	8.5749	0

MFS/Sun Life Strategic Growth Series	02	2007	6.0312	10.0000	0
MFS/Sun Life Strategic Growth Series	02	2006	5.7506	6.0312	351,536
MFS/Sun Life Strategic Growth Series	02	2005	5.7632	5.7506	389,004
MFS/Sun Life Strategic Growth Series	02	2004	5.4829	5.7632	466,473
MFS/Sun Life Strategic Growth Series	02	2003	4.3691	5.4829	459,134
MFS/Sun Life Strategic Growth Series	02	2002	6.3523	4.3691	461,147
MFS/Sun Life Strategic Growth Series	02	2001	8.5665	6.3523	539,212
MFS/Sun Life Strategic Growth Series	02	2000	10.0000	8.5665	0

MFS/Sun Life Strategic Growth Series	03	2007	5.9906	10.0000	0
MFS/Sun Life Strategic Growth Series	03	2006	5.7177	5.9906	673,698
MFS/Sun Life Strategic Growth Series	03	2005	5.7360	5.7177	783,010
MFS/Sun Life Strategic Growth Series	03	2004	5.4627	5.7360	936,954
MFS/Sun Life Strategic Growth Series	03	2003	4.3574	5.4627	942,932
MFS/Sun Life Strategic Growth Series	03	2002	6.3417	4.3574	945,395
MFS/Sun Life Strategic Growth Series	03	2001	8.5609	6.3417	1,093,787
MFS/Sun Life Strategic Growth Series	03	2000	10.0000	8.5609	0

MFS/Sun Life Strategic Growth Series	04	2007	5.9300	10.0000	0
MFS/Sun Life Strategic Growth Series	04	2006	5.6685	5.9300	124,253
MFS/Sun Life Strategic Growth Series	04	2005	5.6953	5.6685	158,885
MFS/Sun Life Strategic Growth Series	04	2004	5.4322	5.6953	192,220
MFS/Sun Life Strategic Growth Series	04	2003	4.3397	5.4322	203,343
MFS/Sun Life Strategic Growth Series	04	2002	6.3257	4.3397	209,724
MFS/Sun Life Strategic Growth Series	04	2001	8.5525	6.3257	255,878
MFS/Sun Life Strategic Growth Series	04	2000	10.0000	8.5525	0

MFS/Sun Life Strategic Growth Series S Class	01	2007	9.2146	10.0000	0
MFS/Sun Life Strategic Growth Series S Class	01	2006	8.7898	9.2146	8,686
MFS/Sun Life Strategic Growth Series S Class	01	2005	8.8155	8.7898	19,181
MFS/Sun Life Strategic Growth Series S Class	01	2004	8.3930	8.8155	21,225
MFS/Sun Life Strategic Growth Series S Class	01	2003	6.7034	8.3930	35,138
MFS/Sun Life Strategic Growth Series S Class	01	2002	9.7375	6.7034	19,600
MFS/Sun Life Strategic Growth Series S Class	01	2001	10.0000	9.7375	6,666

MFS/Sun Life Strategic Growth Series S Class	02	2007	9.1399	10.0000	0
MFS/Sun Life Strategic Growth Series S Class	02	2006	8.7318	9.1399	24,533
MFS/Sun Life Strategic Growth Series S Class	02	2005	8.7706	8.7318	26,633
MFS/Sun Life Strategic Growth Series S Class	02	2004	8.3631	8.7706	32,328
MFS/Sun Life Strategic Growth Series S Class	02	2003	6.6896	8.3631	33,348
MFS/Sun Life Strategic Growth Series S Class	02	2002	9.7324	6.6896	26,358
MFS/Sun Life Strategic Growth Series S Class	02	2001	10.0000	9.7324	8,519

MFS/Sun Life Strategic Growth Series S Class	03	2007	9.0905	10.0000	0
MFS/Sun Life Strategic Growth Series S Class	03	2006	8.6934	9.0905	19,018
MFS/Sun Life Strategic Growth Series S Class	03	2005	8.7408	8.6934	19,967
MFS/Sun Life Strategic Growth Series S Class	03	2004	8.3432	8.7408	22,696
MFS/Sun Life Strategic Growth Series S Class	03	2003	6.6805	8.3432	23,238
MFS/Sun Life Strategic Growth Series S Class	03	2002	9.7289	6.6805	21,458
MFS/Sun Life Strategic Growth Series S Class	03	2001	10.0000	9.7289	2,847

MFS/Sun Life Strategic Growth Series S Class	04	2007	9.0165	10.0000	0
MFS/Sun Life Strategic Growth Series S Class	04	2006	8.6358	9.0165	86,665
MFS/Sun Life Strategic Growth Series S Class	04	2005	8.6962	8.6358	73,420
MFS/Sun Life Strategic Growth Series S Class	04	2004	8.3133	8.6962	60,085
MFS/Sun Life Strategic Growth Series S Class	04	2003	6.6667	8.3133	82,535
MFS/Sun Life Strategic Growth Series S Class	04	2002	9.7238	6.6667	65,816
MFS/Sun Life Strategic Growth Series S Class	04	2001	10.0000	9.7238	37,762

MFS/Sun Life Strategic Income Series	01	2007	13.8182	14.0916	75,745
MFS/Sun Life Strategic Income Series	01	2006	13.1393	13.8182	81,797
MFS/Sun Life Strategic Income Series	01	2005	13.0850	13.1393	82,870
MFS/Sun Life Strategic Income Series	01	2004	12.2896	13.0850	113,576
MFS/Sun Life Strategic Income Series	01	2003	11.0467	12.2896	122,209
MFS/Sun Life Strategic Income Series	01	2002	10.4285	11.0467	95,953
MFS/Sun Life Strategic Income Series	01	2001	10.2397	10.4285	111,965
MFS/Sun Life Strategic Income Series	01	2000	10.0000	10.2397	0

MFS/Sun Life Strategic Income Series	02	2007	13.6794	13.9287	130,476
MFS/Sun Life Strategic Income Series	02	2006	13.0270	13.6794	162,980
MFS/Sun Life Strategic Income Series	02	2005	12.9929	13.0270	183,946
MFS/Sun Life Strategic Income Series	02	2004	12.2217	12.9929	200,808
MFS/Sun Life Strategic Income Series	02	2003	11.0024	12.2217	201,916
MFS/Sun Life Strategic Income Series	02	2002	10.4025	11.0024	180,952
MFS/Sun Life Strategic Income Series	02	2001	10.2299	10.4025	120,636
MFS/Sun Life Strategic Income Series	02	2000	10.0000	10.2299	0

MFS/Sun Life Strategic Income Series	03	2007	13.5876	13.8211	286,059
MFS/Sun Life Strategic Income Series	03	2006	12.9527	13.5876	353,508
MFS/Sun Life Strategic Income Series	03	2005	12.9319	12.9527	347,889
MFS/Sun Life Strategic Income Series	03	2004	12.1767	12.9319	368,551
MFS/Sun Life Strategic Income Series	03	2003	10.9730	12.1767	376,501
MFS/Sun Life Strategic Income Series	03	2002	10.3853	10.9730	307,415
MFS/Sun Life Strategic Income Series	03	2001	10.2233	10.3853	326,778
MFS/Sun Life Strategic Income Series	03	2000	10.0000	10.2233	0

MFS/Sun Life Strategic Income Series	04	2007	13.4505	13.6606	88,791
MFS/Sun Life Strategic Income Series	04	2006	12.8415	13.4505	96,290
MFS/Sun Life Strategic Income Series	04	2005	12.8404	12.8415	100,430
MFS/Sun Life Strategic Income Series	04	2004	12.1091	12.8404	110,124
MFS/Sun Life Strategic Income Series	04	2003	10.9288	12.1091	142,705
MFS/Sun Life Strategic Income Series	04	2002	10.3593	10.9288	85,801
MFS/Sun Life Strategic Income Series	04	2001	10.2134	10.3593	92,453
MFS/Sun Life Strategic Income Series	04	2000	10.0000	10.2134	0

MFS/Sun Life Strategic Income Series S Class	01	2007	13.1812	13.4093	64,169
MFS/Sun Life Strategic Income Series S Class	01	2006	12.5642	13.1812	90,163
MFS/Sun Life Strategic Income Series S Class	01	2005	12.5468	12.5642	72,251
MFS/Sun Life Strategic Income Series S Class	01	2004	11.8075	12.5468	72,690
MFS/Sun Life Strategic Income Series S Class	01	2003	10.6521	11.8075	71,762
MFS/Sun Life Strategic Income Series S Class	01	2002	10.0784	10.6521	135,307
MFS/Sun Life Strategic Income Series S Class	01	2001	10.0000	10.0784	42,934

MFS/Sun Life Strategic Income Series S Class	02	2007	13.0745	13.2804	30,498
MFS/Sun Life Strategic Income Series S Class	02	2006	12.4814	13.0745	27,469
MFS/Sun Life Strategic Income Series S Class	02	2005	12.4831	12.4814	38,994
MFS/Sun Life Strategic Income Series S Class	02	2004	11.7655	12.4831	37,333
MFS/Sun Life Strategic Income Series S Class	02	2003	10.6304	11.7655	30,932
MFS/Sun Life Strategic Income Series S Class	02	2002	10.0731	10.6304	40,125
MFS/Sun Life Strategic Income Series S Class	02	2001	10.0000	10.0731	6,739

MFS/Sun Life Strategic Income Series S Class	03	2007	13.0038	13.1951	50,855
MFS/Sun Life Strategic Income Series S Class	03	2006	12.4265	13.0038	48,892
MFS/Sun Life Strategic Income Series S Class	03	2005	12.4407	12.4265	50,545
MFS/Sun Life Strategic Income Series S Class	03	2004	11.7375	12.4407	42,659
MFS/Sun Life Strategic Income Series S Class	03	2003	10.6159	11.7375	46,385
MFS/Sun Life Strategic Income Series S Class	03	2002	10.0696	10.6159	33,223
MFS/Sun Life Strategic Income Series S Class	03	2001	10.0000	10.0696	7,259

MFS/Sun Life Strategic Income Series S Class	04	2007	12.8980	13.0677	103,453
MFS/Sun Life Strategic Income Series S Class	04	2006	12.3442	12.8980	166,214
MFS/Sun Life Strategic Income Series S Class	04	2005	12.3772	12.3442	159,666
MFS/Sun Life Strategic Income Series S Class	04	2004	11.6955	12.3772	156,493
MFS/Sun Life Strategic Income Series S Class	04	2003	10.5941	11.6955	150,740
MFS/Sun Life Strategic Income Series S Class	04	2002	10.0643	10.5941	73,679
MFS/Sun Life Strategic Income Series S Class	04	2001	10.0000	10.0643	15,810

MFS/Sun Life Strategic Value Series S Class	01	2007	12.4844	11.9797	18,761
MFS/Sun Life Strategic Value Series S Class	01	2006	11.1193	12.4844	19,913
MFS/Sun Life Strategic Value Series S Class	01	2005	11.3643	11.1193	31,200
MFS/Sun Life Strategic Value Series S Class	01	2004	9.7920	11.3643	50,250
MFS/Sun Life Strategic Value Series S Class	01	2003	7.8227	9.7920	24,356
MFS/Sun Life Strategic Value Series S Class	01	2002	10.0000	7.8227	13,385

MFS/Sun Life Strategic Value Series S Class	02	2007	12.3960	11.8767	19,854
MFS/Sun Life Strategic Value Series S Class	02	2006	11.0573	12.3960	18,864
MFS/Sun Life Strategic Value Series S Class	02	2005	11.3182	11.0573	25,729
MFS/Sun Life Strategic Value Series S Class	02	2004	9.7671	11.3182	27,244
MFS/Sun Life Strategic Value Series S Class	02	2003	7.8147	9.7671	18,535
MFS/Sun Life Strategic Value Series S Class	02	2002	10.0000	7.8147	7,271

MFS/Sun Life Strategic Value Series S Class	03	2007	12.3374	11.8085	18,992
MFS/Sun Life Strategic Value Series S Class	03	2006	11.0162	12.3374	23,309
MFS/Sun Life Strategic Value Series S Class	03	2005	11.2875	11.0162	18,703
MFS/Sun Life Strategic Value Series S Class	03	2004	9.7505	11.2875	18,316
MFS/Sun Life Strategic Value Series S Class	03	2003	7.8093	9.7505	11,095
MFS/Sun Life Strategic Value Series S Class	03	2002	10.0000	7.8093	0

MFS/Sun Life Strategic Value Series S Class	04	2007	12.2496	11.7065	27,990
MFS/Sun Life Strategic Value Series S Class	04	2006	10.9545	12.2496	28,346
MFS/Sun Life Strategic Value Series S Class	04	2005	11.2414	10.9545	28,422
MFS/Sun Life Strategic Value Series S Class	04	2004	9.7257	11.2414	31,240
MFS/Sun Life Strategic Value Series S Class	04	2003	7.8013	9.7257	28,967
MFS/Sun Life Strategic Value Series S Class	04	2002	10.0000	7.8013	6,366

MFS/Sun Life Technology Series	01	2007	4.2183	4.9974	157,552
MFS/Sun Life Technology Series	01	2006	3.5091	4.2183	195,626
MFS/Sun Life Technology Series	01	2005	3.3530	3.5091	240,269
MFS/Sun Life Technology Series	01	2004	3.3215	3.3530	268,681
MFS/Sun Life Technology Series	01	2003	2.3180	3.3215	301,161
MFS/Sun Life Technology Series	01	2002	4.3548	2.3180	234,670
MFS/Sun Life Technology Series	01	2001	7.2283	4.3548	296,805
MFS/Sun Life Technology Series	01	2000	10.0000	7.2283	0

MFS/Sun Life Technology Series	02	2007	4.1770	4.9409	127,269
MFS/Sun Life Technology Series	02	2006	3.4800	4.1770	128,978
MFS/Sun Life Technology Series	02	2005	3.3303	3.4800	147,038
MFS/Sun Life Technology Series	02	2004	3.3040	3.3303	186,826
MFS/Sun Life Technology Series	02	2003	2.3094	3.3040	218,927
MFS/Sun Life Technology Series	02	2002	4.3451	2.3094	219,199
MFS/Sun Life Technology Series	02	2001	7.2233	4.3451	269,363
MFS/Sun Life Technology Series	02	2000	10.0000	7.2233	0

MFS/Sun Life Technology Series	03	2007	4.1497	4.9036	331,603
MFS/Sun Life Technology Series	03	2006	3.4608	4.1497	352,871
MFS/Sun Life Technology Series	03	2005	3.3152	3.4608	560,120
MFS/Sun Life Technology Series	03	2004	3.2924	3.3152	684,542
MFS/Sun Life Technology Series	03	2003	2.3036	3.2924	766,630
MFS/Sun Life Technology Series	03	2002	4.3386	2.3036	580,218
MFS/Sun Life Technology Series	03	2001	7.2200	4.3386	622,227
MFS/Sun Life Technology Series	03	2000	10.0000	7.2200	0

MFS/Sun Life Technology Series	04	2007	4.1089	4.8479	163,405
MFS/Sun Life Technology Series	04	2006	3.4320	4.1089	207,576
MFS/Sun Life Technology Series	04	2005	3.2926	3.4320	251,341
MFS/Sun Life Technology Series	04	2004	3.2750	3.2926	273,084
MFS/Sun Life Technology Series	04	2003	2.2949	3.2750	302,678
MFS/Sun Life Technology Series	04	2002	4.3289	2.2949	259,316
MFS/Sun Life Technology Series	04	2001	7.2150	4.3289	265,145
MFS/Sun Life Technology Series	04	2000	10.0000	7.2150	0

MFS/Sun Life Technology Series S Class	01	2007	9.2672	10.9586	21,125
MFS/Sun Life Technology Series S Class	01	2006	7.7335	9.2672	23,136
MFS/Sun Life Technology Series S Class	01	2005	7.4011	7.7335	29,387
MFS/Sun Life Technology Series S Class	01	2004	7.3655	7.4011	34,851
MFS/Sun Life Technology Series S Class	01	2003	5.1416	7.3655	74,972
MFS/Sun Life Technology Series S Class	01	2002	9.7299	5.1416	19,628
MFS/Sun Life Technology Series S Class	01	2001	10.0000	9.7299	3,789

MFS/Sun Life Technology Series S Class	02	2007	9.1921	10.8532	6,557
MFS/Sun Life Technology Series S Class	02	2006	7.6825	9.1921	8,489
MFS/Sun Life Technology Series S Class	02	2005	7.3634	7.6825	10,754
MFS/Sun Life Technology Series S Class	02	2004	7.3392	7.3634	15,263
MFS/Sun Life Technology Series S Class	02	2003	5.1310	7.3392	15,793
MFS/Sun Life Technology Series S Class	02	2002	9.7247	5.1310	11,843
MFS/Sun Life Technology Series S Class	02	2001	10.0000	9.7247	1,351

MFS/Sun Life Technology Series S Class	03	2007	9.1424	10.7835	3,137
MFS/Sun Life Technology Series S Class	03	2006	7.6487	9.1424	3,378
MFS/Sun Life Technology Series S Class	03	2005	7.3384	7.6487	3,274
MFS/Sun Life Technology Series S Class	03	2004	7.3218	7.3384	3,338
MFS/Sun Life Technology Series S Class	03	2003	5.1240	7.3218	3,473
MFS/Sun Life Technology Series S Class	03	2002	9.7213	5.1240	5,189
MFS/Sun Life Technology Series S Class	03	2001	10.0000	9.7213	3,840

MFS/Sun Life Technology Series S Class	04	2007	9.0680	10.6793	23,015
MFS/Sun Life Technology Series S Class	04	2006	7.5980	9.0680	26,538
MFS/Sun Life Technology Series S Class	04	2005	7.3009	7.5980	33,211
MFS/Sun Life Technology Series S Class	04	2004	7.2955	7.3009	43,765
MFS/Sun Life Technology Series S Class	04	2003	5.1134	7.2955	41,182
MFS/Sun Life Technology Series S Class	04	2002	9.7162	5.1134	25,885
MFS/Sun Life Technology Series S Class	04	2001	10.0000	9.7162	13,872

MFS/Sun Life Total Return Series	01	2007	14.9878	15.4076	755,854
MFS/Sun Life Total Return Series	01	2006	13.5515	14.9878	1,229,788
MFS/Sun Life Total Return Series	01	2005	13.3469	13.5515	1,345,894
MFS/Sun Life Total Return Series	01	2004	12.1501	13.3469	1,455,709
MFS/Sun Life Total Return Series	01	2003	10.5239	12.1501	1,577,442
MFS/Sun Life Total Return Series	01	2002	11.3261	10.5239	1,684,447
MFS/Sun Life Total Return Series	01	2001	11.4352	11.3261	1,919,038
MFS/Sun Life Total Return Series	01	2000	10.0000	11.4352	0

MFS/Sun Life Total Return Series	02	2007	14.8372	15.2294	1,466,151
MFS/Sun Life Total Return Series	02	2006	13.4357	14.8372	1,735,841
MFS/Sun Life Total Return Series	02	2005	13.2529	13.4357	1,862,207
MFS/Sun Life Total Return Series	02	2004	12.0829	13.2529	1,998,363
MFS/Sun Life Total Return Series	02	2003	10.4817	12.0829	2,020,324
MFS/Sun Life Total Return Series	02	2002	11.2979	10.4817	1,987,452
MFS/Sun Life Total Return Series	02	2001	11.4242	11.2979	2,102,182
MFS/Sun Life Total Return Series	02	2000	10.0000	11.4242	0

MFS/Sun Life Total Return Series	03	2007	14.7376	15.1117	1,776,190
MFS/Sun Life Total Return Series	03	2006	13.3590	14.7376	2,511,857
MFS/Sun Life Total Return Series	03	2005	13.1906	13.3590	2,825,517
MFS/Sun Life Total Return Series	03	2004	12.0384	13.1906	2,950,922
MFS/Sun Life Total Return Series	03	2003	10.4536	12.0384	2,970,172
MFS/Sun Life Total Return Series	03	2002	11.2791	10.4536	2,922,165
MFS/Sun Life Total Return Series	03	2001	11.4168	11.2791	2,501,508
MFS/Sun Life Total Return Series	03	2000	10.0000	11.4168	0

MFS/Sun Life Total Return Series	04	2007	14.5888	14.9361	830,300
MFS/Sun Life Total Return Series	04	2006	13.2443	14.5888	936,656
MFS/Sun Life Total Return Series	04	2005	13.0973	13.2443	999,771
MFS/Sun Life Total Return Series	04	2004	11.9715	13.0973	1,073,681
MFS/Sun Life Total Return Series	04	2003	10.4115	11.9715	1,077,750
MFS/Sun Life Total Return Series	04	2002	11.2508	10.4115	1,013,896
MFS/Sun Life Total Return Series	04	2001	11.4057	11.2508	1,387,724
MFS/Sun Life Total Return Series	04	2000	10.0000	11.4057	0

MFS/Sun Life Total Return Series S Class	01	2007	13.0200	13.3530	599,254
MFS/Sun Life Total Return Series S Class	01	2006	11.8053	13.0200	644,434
MFS/Sun Life Total Return Series S Class	01	2005	11.6509	11.8053	677,481
MFS/Sun Life Total Return Series S Class	01	2004	10.6373	11.6509	793,098
MFS/Sun Life Total Return Series S Class	01	2003	9.2388	10.6373	892,592
MFS/Sun Life Total Return Series S Class	01	2002	9.9608	9.2388	841,416
MFS/Sun Life Total Return Series S Class	01	2001	10.0000	9.9608	245,647

MFS/Sun Life Total Return Series S Class	02	2007	12.9146	13.2245	298,634
MFS/Sun Life Total Return Series S Class	02	2006	11.7274	12.9146	334,243
MFS/Sun Life Total Return Series S Class	02	2005	11.5917	11.7274	416,472
MFS/Sun Life Total Return Series S Class	02	2004	10.5994	11.5917	468,320
MFS/Sun Life Total Return Series S Class	02	2003	9.2198	10.5994	518,100
MFS/Sun Life Total Return Series S Class	02	2002	9.9556	9.2198	503,765
MFS/Sun Life Total Return Series S Class	02	2001	10.0000	9.9556	163,759

MFS/Sun Life Total Return Series S Class	03	2007	12.8448	13.1397	400,638
MFS/Sun Life Total Return Series S Class	03	2006	11.6759	12.8448	425,122
MFS/Sun Life Total Return Series S Class	03	2005	11.5524	11.6759	475,155
MFS/Sun Life Total Return Series S Class	03	2004	10.5742	11.5524	532,861
MFS/Sun Life Total Return Series S Class	03	2003	9.2073	10.5742	556,410
MFS/Sun Life Total Return Series S Class	03	2002	9.9521	9.2073	556,134
MFS/Sun Life Total Return Series S Class	03	2001	10.0000	9.9521	143,326

MFS/Sun Life Total Return Series S Class	04	2007	12.7403	13.0127	1,138,002
MFS/Sun Life Total Return Series S Class	04	2006	11.5985	12.7403	1,131,075
MFS/Sun Life Total Return Series S Class	04	2005	11.4934	11.5985	1,237,617
MFS/Sun Life Total Return Series S Class	04	2004	10.5364	11.4934	1,284,796
MFS/Sun Life Total Return Series S Class	04	2003	9.1883	10.5364	1,281,779
MFS/Sun Life Total Return Series S Class	04	2002	9.9469	9.1883	1,073,352
MFS/Sun Life Total Return Series S Class	04	2001	10.0000	9.9469	266,085

MFS/Sun Life Utilities Series	01	2007	15.2475	19.3194	464,379
MFS/Sun Life Utilities Series	01	2006	11.6956	15.2475	593,067
MFS/Sun Life Utilities Series	01	2005	10.1175	11.6956	663,956
MFS/Sun Life Utilities Series	01	2004	7.8749	10.1175	566,396
MFS/Sun Life Utilities Series	01	2003	5.8644	7.8749	637,678
MFS/Sun Life Utilities Series	01	2002	7.8148	5.8644	689,871
MFS/Sun Life Utilities Series	01	2001	10.4778	7.8148	1,086,053
MFS/Sun Life Utilities Series	01	2000	10.0000	10.4778	0

MFS/Sun Life Utilities Series	02	2007	15.0940	19.0958	491,592
MFS/Sun Life Utilities Series	02	2006	11.5954	15.0940	613,891
MFS/Sun Life Utilities Series	02	2005	10.0461	11.5954	677,075
MFS/Sun Life Utilities Series	02	2004	7.8312	10.0461	669,269
MFS/Sun Life Utilities Series	02	2003	5.8408	7.8312	690,439
MFS/Sun Life Utilities Series	02	2002	7.7952	5.8408	749,889
MFS/Sun Life Utilities Series	02	2001	10.4676	7.7952	1,080,237
MFS/Sun Life Utilities Series	02	2000	10.0000	10.4676	0

MFS/Sun Life Utilities Series	03	2007	14.9926	18.9481	791,400
MFS/Sun Life Utilities Series	03	2006	11.5291	14.9926	1,126,721
MFS/Sun Life Utilities Series	03	2005	9.9988	11.5291	1,194,499
MFS/Sun Life Utilities Series	03	2004	7.8023	9.9988	1,219,365
MFS/Sun Life Utilities Series	03	2003	5.8251	7.8023	1,287,350
MFS/Sun Life Utilities Series	03	2002	7.7821	5.8251	1,355,710
MFS/Sun Life Utilities Series	03	2001	10.4608	7.7821	1,872,847
MFS/Sun Life Utilities Series	03	2000	10.0000	10.4608	0

MFS/Sun Life Utilities Series	04	2007	14.8410	18.7277	289,934
MFS/Sun Life Utilities Series	04	2006	11.4300	14.8410	351,199
MFS/Sun Life Utilities Series	04	2005	9.9279	11.4300	353,886
MFS/Sun Life Utilities Series	04	2004	7.7588	9.9279	361,952
MFS/Sun Life Utilities Series	04	2003	5.8015	7.7588	414,218
MFS/Sun Life Utilities Series	04	2002	7.7625	5.8015	488,158
MFS/Sun Life Utilities Series	04	2001	10.4505	7.7625	654,964
MFS/Sun Life Utilities Series	04	2000	10.0000	10.4505	0

MFS/Sun Life Utilities Series S Class	01	2007	17.1770	21.7141	130,018
MFS/Sun Life Utilities Series S Class	01	2006	13.2077	17.1770	136,270
MFS/Sun Life Utilities Series S Class	01	2005	11.4569	13.2077	148,928
MFS/Sun Life Utilities Series S Class	01	2004	8.9420	11.4569	71,613
MFS/Sun Life Utilities Series S Class	01	2003	6.6702	8.9420	65,463
MFS/Sun Life Utilities Series S Class	01	2002	8.9235	6.6702	60,803
MFS/Sun Life Utilities Series S Class	01	2001	10.0000	8.9235	27,458

MFS/Sun Life Utilities Series S Class	02	2007	17.0380	21.5054	46,616
MFS/Sun Life Utilities Series S Class	02	2006	13.1206	17.0380	38,810
MFS/Sun Life Utilities Series S Class	02	2005	11.3987	13.1206	35,058
MFS/Sun Life Utilities Series S Class	02	2004	8.9101	11.3987	38,725
MFS/Sun Life Utilities Series S Class	02	2003	6.6565	8.9101	42,462
MFS/Sun Life Utilities Series S Class	02	2002	8.9188	6.6565	47,858
MFS/Sun Life Utilities Series S Class	02	2001	10.0000	8.9188	27,685

MFS/Sun Life Utilities Series S Class	03	2007	16.9458	21.3673	39,558
MFS/Sun Life Utilities Series S Class	03	2006	13.0629	16.9458	40,176
MFS/Sun Life Utilities Series S Class	03	2005	11.3600	13.0629	41,229
MFS/Sun Life Utilities Series S Class	03	2004	8.8889	11.3600	37,910
MFS/Sun Life Utilities Series S Class	03	2003	6.6474	8.8889	60,373
MFS/Sun Life Utilities Series S Class	03	2002	8.9157	6.6474	66,542
MFS/Sun Life Utilities Series S Class	03	2001	10.0000	8.9157	40,222

MFS/Sun Life Utilities Series S Class	04	2007	16.8080	21.1610	100,942
MFS/Sun Life Utilities Series S Class	04	2006	12.9764	16.8080	78,972
MFS/Sun Life Utilities Series S Class	04	2005	11.3020	12.9764	51,509
MFS/Sun Life Utilities Series S Class	04	2004	8.8571	11.3020	56,771
MFS/Sun Life Utilities Series S Class	04	2003	6.6337	8.8571	75,152
MFS/Sun Life Utilities Series S Class	04	2002	8.9110	6.6337	90,879
MFS/Sun Life Utilities Series S Class	04	2001	10.0000	8.9110	53,357

MFS/Sun Life Value Series	01	2007	17.2131	18.3064	382,651
MFS/Sun Life Value Series	01	2006	14.4396	17.2131	480,620
MFS/Sun Life Value Series	01	2005	13.7447	14.4396	525,579
MFS/Sun Life Value Series	01	2004	12.0734	13.7447	580,006
MFS/Sun Life Value Series	01	2003	9.7761	12.0734	595,225
MFS/Sun Life Value Series	01	2002	11.4784	9.7761	677,472
MFS/Sun Life Value Series	01	2001	12.5910	11.4784	709,219
MFS/Sun Life Value Series	01	2000	10.0000	12.5910	0

MFS/Sun Life Value Series	02	2007	17.0401	18.0947	518,366
MFS/Sun Life Value Series	02	2006	14.3162	17.0401	711,716
MFS/Sun Life Value Series	02	2005	13.6479	14.3162	716,620
MFS/Sun Life Value Series	02	2004	12.0067	13.6479	790,601
MFS/Sun Life Value Series	02	2003	9.7369	12.0067	749,562
MFS/Sun Life Value Series	02	2002	11.4498	9.7369	728,770
MFS/Sun Life Value Series	02	2001	12.5788	11.4498	711,935
MFS/Sun Life Value Series	02	2000	10.0000	12.5788	0

MFS/Sun Life Value Series	03	2007	16.9257	17.9549	1,196,854
MFS/Sun Life Value Series	03	2006	14.2344	16.9257	1,620,806
MFS/Sun Life Value Series	03	2005	13.5838	14.2344	1,795,831
MFS/Sun Life Value Series	03	2004	11.9624	13.5838	1,854,582
MFS/Sun Life Value Series	03	2003	9.7108	11.9624	1,858,259
MFS/Sun Life Value Series	03	2002	11.4308	9.7108	1,960,825
MFS/Sun Life Value Series	03	2001	12.5707	11.4308	1,864,030
MFS/Sun Life Value Series	03	2000	10.0000	12.5707	0

MFS/Sun Life Value Series	04	2007	16.7548	17.7463	397,065
MFS/Sun Life Value Series	04	2006	14.1122	16.7548	486,593
MFS/Sun Life Value Series	04	2005	13.4876	14.1122	528,984
MFS/Sun Life Value Series	04	2004	11.8960	13.4876	586,038
MFS/Sun Life Value Series	04	2003	9.6717	11.8960	617,436
MFS/Sun Life Value Series	04	2002	11.4021	9.6717	682,106
MFS/Sun Life Value Series	04	2001	12.5585	11.4021	645,263
MFS/Sun Life Value Series	04	2000	10.0000	12.5585	0

MFS/Sun Life Value Series S Class	01	2007	14.5032	15.3883	224,379
MFS/Sun Life Value Series S Class	01	2006	12.1963	14.5032	311,845
MFS/Sun Life Value Series S Class	01	2005	11.6372	12.1963	321,432
MFS/Sun Life Value Series S Class	01	2004	10.2524	11.6372	411,397
MFS/Sun Life Value Series S Class	01	2003	8.3168	10.2524	435,627
MFS/Sun Life Value Series S Class	01	2002	9.7895	8.3168	447,094
MFS/Sun Life Value Series S Class	01	2001	10.0000	9.7895	242,183

MFS/Sun Life Value Series S Class	02	2007	14.3858	15.2404	123,685
MFS/Sun Life Value Series S Class	02	2006	12.1159	14.3858	145,503
MFS/Sun Life Value Series S Class	02	2005	11.5781	12.1159	166,036
MFS/Sun Life Value Series S Class	02	2004	10.2159	11.5781	216,432
MFS/Sun Life Value Series S Class	02	2003	8.2998	10.2159	206,071
MFS/Sun Life Value Series S Class	02	2002	9.7843	8.2998	179,652
MFS/Sun Life Value Series S Class	02	2001	10.0000	9.7843	64,320

MFS/Sun Life Value Series S Class	03	2007	14.3080	15.1425	113,084
MFS/Sun Life Value Series S Class	03	2006	12.0626	14.3080	120,218
MFS/Sun Life Value Series S Class	03	2005	11.5388	12.0626	128,944
MFS/Sun Life Value Series S Class	03	2004	10.1916	11.5388	135,359
MFS/Sun Life Value Series S Class	03	2003	8.2884	10.1916	137,905
MFS/Sun Life Value Series S Class	03	2002	9.7809	8.2884	144,205
MFS/Sun Life Value Series S Class	03	2001	10.0000	9.7809	42,568

MFS/Sun Life Value Series S Class	04	2007	14.1916	14.9962	315,672
MFS/Sun Life Value Series S Class	04	2006	11.9827	14.1916	379,559
MFS/Sun Life Value Series S Class	04	2005	11.4799	11.9827	454,813
MFS/Sun Life Value Series S Class	04	2004	10.1551	11.4799	455,750
MFS/Sun Life Value Series S Class	04	2003	8.2714	10.1551	594,046
MFS/Sun Life Value Series S Class	04	2002	9.7757	8.2714	649,062
MFS/Sun Life Value Series S Class	04	2001	10.0000	9.7757	201,198

MFS/Sunlife - Blended Research Core Equity Series I Class	01	2007	10.2853	10.7384	862,750
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2006	9.2109	10.2853	1,211,678
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2005	8.6775	9.2109	1,450,206
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2004	7.8630	8.6775	1,672,778
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2003	6.4954	7.8630	1,876,044
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2002	8.3672	6.4954	2,102,877
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2001	10.0762	8.3672	2,386,637
MFS/Sunlife - Blended Research Core Equity Series I Class	01	2000	10.0000	10.0762	0

MFS/Sunlife - Blended Research Core Equity Series I Class	02	2007	10.1818	10.6140	1,277,574
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2006	9.1320	10.1818	1,798,826
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2005	8.6162	9.1320	2,062,238
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2004	7.8194	8.6162	2,406,728
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2003	6.4693	7.8194	2,397,252
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2002	8.3462	6.4693	2,611,340
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2001	10.0663	8.3462	3,160,046
MFS/Sunlife - Blended Research Core Equity Series I Class	02	2000	10.0000	10.0663	0

MFS/Sunlife - Blended Research Core Equity Series I Class	03	2007	10.1133	10.5319	2,359,868
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2006	9.0798	10.1133	3,475,348
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2005	8.5756	9.0798	3,811,097
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2004	7.7905	8.5756	4,325,002
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2003	6.4519	7.7905	4,756,513
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2002	8.3322	6.4519	5,257,899
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2001	10.0597	8.3322	6,128,462
MFS/Sunlife - Blended Research Core Equity Series I Class	03	2000	10.0000	10.0597	0

MFS/Sunlife - Blended Research Core Equity Series I Class	04	2007	10.0110	10.4093	984,296
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2006	9.0017	10.0110	1,271,582
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2005	8.5148	9.0017	1,408,715
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2004	7.7471	8.5148	1,580,174
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2003	6.4258	7.7471	1,779,918
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2002	8.3112	6.4258	1,947,932
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2001	10.0498	8.3112	2,300,970
MFS/Sunlife - Blended Research Core Equity Series I Class	04	2000	10.0000	10.0498	0

MFS/Sunlife - Blended Research Core Equity Series S Class	01	2007	11.7325	12.2193	378,041
MFS/Sunlife - Blended Research Core Equity Series S Class	01	2006	10.5314	11.7325	426,829
MFS/Sunlife - Blended Research Core Equity Series S Class	01	2005	9.9479	10.5314	455,308
MFS/Sunlife - Blended Research Core Equity Series S Class	01	2004	9.0341	9.9479	530,478
MFS/Sunlife - Blended Research Core Equity Series S Class	01	2003	7.4863	9.0341	719,849
MFS/Sunlife - Blended Research Core Equity Series S Class	01	2002	9.6641	7.4863	455,881
MFS/Sunlife - Blended Research Core Equity Series S Class	01	2001	10.0000	9.6641	169,450

MFS/Sunlife - Blended Research Core Equity Series S Class	02	2007	11.6375	12.1018	179,697
MFS/Sunlife - Blended Research Core Equity Series S Class	02	2006	10.4620	11.6375	207,292
MFS/Sunlife - Blended Research Core Equity Series S Class	02	2005	9.8973	10.4620	207,821
MFS/Sunlife - Blended Research Core Equity Series S Class	02	2004	9.0019	9.8973	220,926
MFS/Sunlife - Blended Research Core Equity Series S Class	02	2003	7.4709	9.0019	232,671
MFS/Sunlife - Blended Research Core Equity Series S Class	02	2002	9.6590	7.4709	182,264
MFS/Sunlife - Blended Research Core Equity Series S Class	02	2001	10.0000	9.6590	89,369

MFS/Sunlife - Blended Research Core Equity Series S Class	03	2007	11.5746	12.0241	247,493
MFS/Sunlife - Blended Research Core Equity Series S Class	03	2006	10.4159	11.5746	289,195
MFS/Sunlife - Blended Research Core Equity Series S Class	03	2005	9.8637	10.4159	328,338
MFS/Sunlife - Blended Research Core Equity Series S Class	03	2004	8.9805	9.8637	369,783
MFS/Sunlife - Blended Research Core Equity Series S Class	03	2003	7.4607	8.9805	379,688
MFS/Sunlife - Blended Research Core Equity Series S Class	03	2002	9.6556	7.4607	358,209
MFS/Sunlife - Blended Research Core Equity Series S Class	03	2001	10.0000	9.6556	153,686

MFS/Sunlife - Blended Research Core Equity Series S Class	04	2007	11.4804	11.9079	386,202
MFS/Sunlife - Blended Research Core Equity Series S Class	04	2006	10.3469	11.4804	408,070
MFS/Sunlife - Blended Research Core Equity Series S Class	04	2005	9.8133	10.3469	443,861
MFS/Sunlife - Blended Research Core Equity Series S Class	04	2004	8.9483	9.8133	474,526
MFS/Sunlife - Blended Research Core Equity Series S Class	04	2003	7.4454	8.9483	467,572
MFS/Sunlife - Blended Research Core Equity Series S Class	04	2002	9.6505	7.4454	480,066
MFS/Sunlife - Blended Research Core Equity Series S Class	04	2001	10.0000	9.6505	166,841

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
P.O. Box 9133
Wellesley Hills, Massachusetts 02481

Telephone:
Toll Free (800) 752-7215

General Distributor
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

PART B

MAY 1, 2008

MFS REGATTA EXTRA

VARIABLE AND FIXED ANNUITY

STATEMENT OF ADDITIONAL INFORMATION

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

TABLE OF CONTENTS

Sun Life Assurance Company of Canada (U.S.)
Advertising and Sales Literature
Tax Deferred Accumulation
Calculations
Example of Variable Accumulation Unit Value Calculation
Example of Variable Annuity Unit Calculation
Example of Variable Annuity Payment Calculation
Distribution of the Contract
Custodian
Independent Registered Public Accounting Firm
Financial Statements

The Statement of Additional Information sets forth information which may be of interest to prospective purchasers of the Regatta Extra Variable and Fixed Annuity Contract (the "Contracts") issued by Sun Life Assurance Company of Canada (U.S.) (the "Company" or "Sun Life (U.S.)") in connection with Sun Life of Canada (U.S.) Variable Account F (the "Variable Account") which is not included in the corresponding Prospectus dated May 1, 2008 .  This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained without charge from the Company by writing to Sun Life Assurance Company of Canada (U.S.), c/o Annuity Division, P.O. Box 9133, Wellesley Hills, Massachusetts 02481, or by telephoning (800) 752-7215.

The terms used in this Statement of Additional Information have the same meanings as in the Prospectus.

------------------------------------------------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

Sun Life Financial Inc. ("Sun Life Financial"), a reporting company under the Securities Exchange Act of 1934 with common shares listed on the Toronto, New York and Philippine stock exchanges, is the ultimate corporate parent of Sun Life (U.S.). Sun Life Financial ultimately controls Sun Life (U.S.) through the following intervening companies: Sun Life of Canada (U.S.) Holdings, Inc., Sun Life Financial (U.S.) Investments LLC, Sun Life Financial (U.S.) Holdings, Inc., Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc., and Sun Life Global Investments Inc.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, the Company may refer to the following organizations (and others) in its marketing materials:

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company.

FITCH CREDIT RATING Company's Insurance Company Claims Paying Ability Rating is an independent evaluation by a nationally accredited rating organization of an insurance company's ability to meet its future obligations under the contracts and products it sells. The rating takes into account both quantitative and qualitative factors.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end funds. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

STANDARD & POOR'S insurance claims-paying ability rating is an opinion of an operating insurance company's financial capacity to meet obligations of its insurance policies in accordance with their terms.

VARDS (Variable Annuity Research Data Service) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

MOODY'S Investors Services, Inc.'s insurance claims-paying rating is a system of rating an insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

STANDARD & POOR'S INDEX - broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's 500 (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm. The index tracks 400 industrial company stocks, 20 transportation stocks, 40 financial company stocks, and 40 public utilities.

NASDAQ-OTC Price Index - this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) - price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but including American Express Company and American Telephone and Telegraph Company. Prepared and Published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

MORNINGSTAR, Inc. is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities. This coverage for mutual funds includes, among other information, performance analysis rankings, risk rankings (e.g. aggressive, moderate or conservative), and "style box" matrices. Style box matrices display, for equity funds, the investment philosophy and size of the companies in which the fund invests and, for fixed-income funds, interest rate sensitivity and credit quality of the investment instruments.

IBBOTSON ASSOCIATES, Inc. is a consulting firm that provides a variety of historical data, including total return, capital appreciation and income, on the stock market as well as other investment asset classes, and inflation. This information will be used primarily for comparative purposes and to illustrate general financial planning principles.

In its advertisements and other sales literature for the Variable Account and the Funds, the Company intends to illustrate the advantages of the Contracts in a number of ways:

DOLLAR-COST AVERAGING ILLUSTRATIONS. These illustrations will generally discuss the price-leveling effect of making regular investments in the same Sub-Accounts over a period of time, to take advantage of the trends in market prices of the portfolio securities purchased by those Sub-Accounts.

SYSTEMATIC WITHDRAWAL PROGRAM. A service provided by the Company, through which a Participant may take any distribution allowed by Internal Revenue Code Section 401 (a) (9) in the case of Qualified Contracts, or permitted under Internal Revenue Code Section 72 in the case of Non-Qualified Contracts, by way of a series of partial withdrawals. Withdrawals under this program may be fully or partially includible in income and may be subject to a 10% penalty tax. Consult your tax advisor.

THE COMPANY'S AND THE FUNDS' CUSTOMERS. Sales literature for the Variable Account and the Funds may refer to the number of clients which they serve.

THE COMPANY'S  ASSETS, SIZE. The Company may discuss its general financial condition (see, for example, the references to Standard & Poor's, Duff & Phelps and A.M. Best Company above); it may refer to its assets; and it may discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria. For example, at December 31, 1998, the Company was the 36th largest U.S. life insurance company based upon overall assets.

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of limitation, the literature may emphasize the potential savings through tax deferral; the potential advantage of the Variable Account over the Fixed Account; and the compounding effect when a participant makes regular deposits to his or her account.

The Company may use hypothetical illustrations of the benefits of tax deferral, including but not limited to the following chart:

The chart below assumes an initial investment of $10,000 which remains fully invested for the entire time period, an 8% annual return, and a 33% combined federal and state income tax rate. It compares how 3 different investments might fare over 10, 20, and 30 years. The first example illustrates an investment in a non-tax-deferred account and assumes that taxes are paid annually out of that account. The second example illustrates how the same investment would grow in a tax-deferred investment, such as an annuity. The third example illustrates the net value of the tax-deferred investment after paying taxes on the full account value.

	10 YEARS	20 YEARS	30 YEARS

Non-Tax-Deferred Account	$16,856	$28,413	$ 47,893

Tax-Deferred Account	$21,589	$46,610	$100,627

Tax-Deferred Account After Paying Taxes	$17,765	$34,528	$ 70,720

THIS ILLUSTRATION IS HYPOTHETICAL AND DOES NOT REPRESENT THE PROJECTED PERFORMANCE OF THE CONTRACT OR ANY OF ITS INVESTMENT OPTIONS. THE ILLUSTRATION DOES NOT REFLECT THE DEDUCTION OF ANY CHARGES OR FEES RELATED TO PORTFOLIO MANAGEMENT, MORTALITY AND EXPENSE, OR ACCOUNT ADMINISTRATION. TAXES ON EARNINGS WITHIN AN ANNUITY ARE DUE UPON WITHDRAWAL. WITHDRAWALS MAY ALSO BE SUBJECT TO SURRENDER CHARGES AND, IF MADE PRIOR TO AGE 59½, A 10% FEDERAL PENALTY TAX.

TAX-DEFERRED ACCUMULATION

In general, individuals who own annuity contracts are not taxed on increases in the value of their annuity contracts until some form of distribution is made under the contract. As a result, the annuity contract would benefit from tax deferral during the contract's accumulation phase; this would have the effect of permitting an investment in an annuity contract to grow more rapidly that a comparable investment under which increases in value are taxed on a current basis.

In reports or other communications to you or in advertising or sales materials, we may also describe the effects of tax-deferred compounding on the Variable Account's investment returns. We may illustrate these effects in charts or graphs and from time to time may include comparisons of returns under the Contract or in general on a tax-deferred basis, with the returns on a taxable basis. Different tax rates may be assumed. Any such illustrative chart or graph would show accumulations on an initial investment or Purchase Payment, assuming a given amount (including the applicable interest credit), hypothetical gross annual returns compounded annually, and a stated rate of return. The values shown for the taxable investment would not include any deduction for management fees or other expenses, but would assume the annual deduction of federal and state taxes from investment returns. The values shown for the Contract in a chart would reflect the deduction of Contract expenses, such as the mortality and expense risk charge, the 0.15% administrative charge, and the $50 annual Account Fee. In addition, the values shown would assume that the Participant has not surrendered his or her Contract or made any partial surrenders until the end of the period shown. The chart would assume a full surrender at the end of the period shown and the payment of federal and state taxes, at a rate of not more than 33%, on the amount in excess of the Purchase Payments.

In developing illustrative tax deferral charts, we will observe these general principles:

●	The assumed rate of earnings will be realistic.
●	The illustrative chart will accurately depict the effect of all fees and charges or provide a narrative that prominently discloses all fees and charges under the Contract.
●	Charts comparing accumulation values for tax-deferred and non-tax-deferred investments will depict the implications of any surrender.
●	A narrative accompanying the chart will prominently disclose that there may be a 10% tax penalty on a surrender by a Participant who has not reached age 59½ at the time of surrender.

The rates of return illustrated in any chart would be hypothetical and are not an estimate or guaranty of performance. Actual tax returns may vary among Participants.

CALCULATIONS

EXAMPLE OF VARIABLE ACCUMULATION UNIT VALUE CALCULATION

Suppose the net asset value of a Fund share at the end of the current valuation period is $18.38; at the end of the immediately preceding valuation period was $18.32; the Valuation Period is one day; and no dividends or distributions caused Fund shares to go "ex-dividend" during the current Valuation Period. $18.38 ÷ $18.32 = 1.00327511. Subtracting the one day risk factor for mortality and expense risks and the administrative expense charge of .00005116 (the daily equivalent of the current maximum charge of 1.85% on an annual basis) gives a net investment factor of 1.00322395. If the value of the variable accumulation unit for the immediately preceding valuation period had been 14.5645672, the value for the current valuation period would be 14.6115227 (14.5645672 x 1.00322395).

EXAMPLE OF VARIABLE ANNUITY UNIT CALCULATION

Suppose the circumstances of the first example exist, and the value of an annuity unit for the immediately preceding valuation period had been 12.3456789. If the first variable annuity payment is determined by using an annuity payment based on an assumed interest rate of 3% per year, the value of the annuity unit for the current valuation period would be 12.34846153 (12.3456789 x 1.00323509 (the Net Investment Factor based on the daily equivalent of the maximum annuity phase charge of 1.45% on an annual basis) x 0.99991902 is the factor, for a one day Valuation Period, that neutralizes the assumed interest rate of 3% per year used to establish the Annuity Payment Rates found in certain Contracts.

EXAMPLE OF VARIABLE ANNUITY PAYMENT CALCULATION

Suppose that a Participant Account is credited with 8,765.4321 variable accumulation units of a particular Sub-Account but is not credited with any fixed accumulation units; that the variable accumulation unit value and the annuity unit value for the particular Sub-Account for the valuation period which ends immediately preceding the annuity commencement date are 14.5645672 and 12.3456789 respectively; that the annuity payment rate for the age and option elected is $6.78 per $1,000; and that the annuity unit value on the day prior to the second variable annuity payment date is 12.3846153. The first variable annuity payment would be $865.57 (8,765.4321 x 14.5645672 x 6.78 ÷ 1,000). The number of annuity units credited would be 70.1112 ($865.57 ÷ 12.3456789) and the second variable annuity payment would be $868.30 (70.1112 x 12.3846153).

DISTRIBUTION OF THE CONTRACT

We offer the Contract on a continuous basis through the general distributor and principal underwriter of the Contracts, Clarendon Insurance Agency, Inc. ("Clarendon"). Clarendon also acts as the general distributor of certain other annuity contracts issued by the Company and its subsidiary, Sun Life Insurance and Annuity Company of New York, and variable life insurance contracts issued by the Company.

In addition to commissions, the Company may, from time to time, pay or allow additional promotional incentives, in the form of cash or other compensation. The Company reserves the right to offer these additional incentives only to certain broker-dealers that sell or are expected to sell during specified time periods certain minimum amounts of Contracts or Certificates or other contracts offered by the Company.  Promotional incentives may change at any time.

Commissions will not be paid to selling agents with respect to Participant Accounts established for the personal account of employees of the Company or any of its affiliates, or of persons engaged in the distribution of the Contract, or of immediate family members of such employees or persons. In addition, commissions may be waived or reduced in connection with certain transactions described in the Prospectus under the heading “Waivers; Reduced Charges; Credits; Special Guaranteed Interest Rates.”

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account, paying charges relative to the Variable Account or making adjustments for annuity reserves held in the Variable Account.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated March 27, 2008, accompanying such financial statements expresses an unqualified opinion and includes an explanatory paragraph, referring to the adoption of the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”), and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.  Their office is located at 200 Berkeley Street, Boston, Massachusetts.

The financial statements of Sun Life of Canada (U.S.) Variable Account F that are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report, dated April 18, 2008, accompanying the financial statements expresses an unqualified opinion) and has been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Assurance Company of Canada (U.S.) are included herein. The consolidated financial statements of Sun Life Assurance Company of Canada (U.S.) are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
For the years ended December 31,

	2007	2006	2005

Revenues:
Premiums and annuity considerations	$110,616	$59,192	$51,982
Net investment income	1,098,592	1,206,081	1,112,529
Net derivative (loss) income	(193,124)	9,089	16,474
Net realized investment (losses) gains	(61,048)	(44,511)	16,925
Fee and other income	479,904	398,622	362,275
Subordinated notes early redemption premium	25,578	-	-

Total revenues	1,460,518	1,628,473	1,560,185

Benefits and expenses:
Interest credited	629,823	633,405	637,502
Interest expense	101,532	130,802	123,279
Policyowner benefits	229,485	156,970	187,013
Amortization of deferred acquisition costs and value of business acquired	189,121	399,182	243,821
Other operating expenses	283,815	231,434	196,543
Partnership capital securities early redemption payment	25,578	-	-

Total benefits and expenses	1,459,354	1,551,793	1,388,158

Income before income tax (benefit) expense, and minority interest	1,164	76,680	172,027

Income tax (benefit) expense:
Federal	(24,289)	(1,717)	40,091
State	431	105	(2)
Income tax (benefit) expense	(23,858)	(1,612)	40,089

Income before minority interest	25,022	78,292	131,938

Minority interest share of loss	-	-	(1,214)

Net income	$25,022	$78,292	$133,152

The accompanying notes are an integral part of the consolidated financial statements

  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED BALANCE SHEETS
   (in thousands except per share data)

ASSETS	December 31, 2007	December 31, 2006
Investments
Available-for-sale fixed maturities at fair value (amortized cost of $11,848,397 and $13,623,450 in 2007 and 2006, respectively); fair value option elected for $16,584 in 2007	$11,503,230	$13,637,973
Trading fixed maturities at fair value (amortized cost of $3,938,088 and $3,838,732 in 2007 and 2006, respectively)	3,867,011	3,856,053
Subordinated note from affiliate held-to-maturity (fair value of $630,751 in 2006)	-	600,000
Mortgage loans	2,318,341	2,273,176
Derivative instruments – receivable	609,261	653,854
Limited partnerships	164,464	193,728
Real estate	201,777	186,891
Policy loans	712,633	709,626
Other invested assets	568,676	950,226
Cash and cash equivalents	1,169,701	578,080
Total investments and cash	21,115,094	23,639,607

Accrued investment income	290,363	291,218
Deferred policy acquisition costs	1,603,397	1,234,206
Value of business and customer renewals acquired	51,806	47,744
Net deferred tax asset	15,945	3,597
Goodwill	708,829	701,451
Receivable for investments sold	3,482	33,241
6. Reinsurance receivable	2,709,249	1,817,999
7. Other assets	311,999	153,230
Separate account assets	24,996,603	21,060,255

Total assets	$51,806,767	$48,982,548

LIABILITIES

Contractholder deposit funds and other policy liabilities	$18,262,569	$19,428,625
Future contract and policy benefits	823,588	750,112
Payable for investments purchased	199,210	218,465
Accrued expenses and taxes	123,065	144,695
Debt payable to affiliates	1,945,000	1,325,000
Partnership capital securities	-	607,826
Reinsurance payable to affiliate	1,691,884	1,605,626
Derivative instruments – payable	446,640	160,504
Other liabilities	888,061	1,178,086
Separate account liabilities	24,996,603	21,060,255

Total liabilities	49,376,620	46,479,194

Commitments and contingencies – Note 20

STOCKHOLDER’S EQUITY

Common stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding in 2007 and 2006	6,437	6,437
Additional paid-in capital	2,146,436	2,143,408
Accumulated other comprehensive (loss) income	(92,403)	14,030
Retained earnings	369,677	339,479

Total stockholder’s equity	2,430,147	2,503,354

Total liabilities and stockholder’s equity	$51,806,767	$48,982,548

The accompanying notes are an integral part of the consolidated financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
(in thousands)
For the years ended December 31,

	2007	2006	2005

Net income	$25,022	$78,292	$133,152

Other comprehensive loss:
Change in unrealized holding (losses) gains on available- for-sale securities, net of tax and policyholder amounts (1)	(119,775)	(46,229)	(79,814)
Change in pension and other postretirement plan adjustments, net of tax (2)	11,197	1,842	(1,842)
Reclassification adjustments of realized investment losses (gains) into net income (3)	2,145	40,673	(79,722)
Other comprehensive loss	(106,433)	(3,714)	(161,378)

Comprehensive (loss) income	$(81,411)	$74,578	$(28,226)

(1)	Net of tax benefit of $64.7 million, $25.5 million and $43.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(2)	Net of tax (expense) benefit of $(6.0) million, $(0.2) million and $1.0 million for the years ended December 31, 2007, 2006 and 2005, respectively.
(3)	Net of tax (expense) benefit of $(1.2) million, $(21.9) million and $42.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER’S EQUITY
(in thousands)
For the years ended December 31,

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity

Balance at December 31, 2004	$6,437	$2,131,888	$180,638	$628,035	$2,946,998

Net income	-	-	-	133,152	133,152
Dividends	-	-	-	(200,000)	(200,000)
Tax benefit from stock options	-	6,992	-	-	6,992
Other comprehensive loss	-	-	(161,378)	-	(161,378)

Balance at December 31, 2005	6,437	2,138,880	19,260	561,187	2,725,764

Adjustment to initially apply FASB Statement No. 158, net of tax			(1,516)		(1,516)
Net income	-	-	-	78,292	78,292
Dividends	-	-	-	(300,000)	(300,000)
Tax benefit from stock options	-	4,528	-	-	4,528
Other comprehensive loss	-	-	(3,714)	-	(3,714)

Balance at December 31, 2006	6,437	2,143,408	14,030	339,479	2,503,354

Cumulative effect of accounting changes, net of tax				5,176	5,176
Net income	-	-	-	25,022	25,022
Tax benefit from stock options	-	3,028			3,028
Other comprehensive loss	-	-	(106,433)	-	(106,433)

Balance at December 31, 2007	$6,437	$2,146,436	$(92,403)	$369,677	$2,430,147

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2007	2006	2005

Cash Flows From Operating Activities:
Net income from operations	$25,022	$78,292	$133,152
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Minority interest share of loss	-	-	(1,214)
Net amortization of premiums on investments	40,668	58,752	71,357
Amortization of deferred acquisition costs and value of business and customer renewals acquired	189,121	399,182	243,821
Depreciation and amortization	7,460	4,608	3,985
Net losses (gains) on derivatives	131,503	(11,853)	(77,025)
Net realized losses (gains) on available-for-sale investments	61,048	44,511	(16,925)
Changes in fair value of trading investments	88,398	(15,235)	80,324
Net realized gains on trading investments	(4,655)	(373)	(11,162)
Net change in unrealized and undistributed gains in private equity limited partnerships	(23,027)	(29,120)	(48,244)
Interest credited to contractholder deposits	629,823	633,405	637,502
Deferred federal income taxes	43,366	4,180	22,047
Changes in assets and liabilities:
Additions to deferred acquisition costs, value of business and customer renewals acquired	(379,941)	(262,895)	(261,917)
Accrued investment income	855	(29,711)	17,916
Net reinsurance receivable/payable	33,161	77,063	85,876
Future contract and policy benefits	66,550	(6,619)	25,123
Other, net	(134,356)	14,268	53,536
Purchases of trading fixed maturities, net of sales	(100,836)	(1,866,153)	(651,921)
Net cash provided by (used in) operating activities	674,160	(907,698)	306,231

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	4,252,780	5,872,190	5,685,008
Mortgage loans	355,146	248,264	117,438
Real estate	-	-	947
Net cash from disposition of subsidiary	-	-	17,040
Other invested assets	667,683	184,646	483,700
Redemption of subordinated note from affiliates	600,000	-	-
Purchases of:
Available-for-sale fixed maturities	(2,557,841)	(4,002,244)	(5,269,211)
Mortgage loans	(399,566)	(780,592)	(390,376)
Real estate	(19,439)	(20,619)	(6,648)
Other invested assets	(57,864)	(489,493)	(171,539)
Net change in other investments	(361,781)	399,514	(239,910)
Net change in policy loans	(3,007)	(7,857)	(5,464)
Net change in short-term investments	-	-	(4,576)
Early redemption premium	25,578	-	-

Net cash provided by investing activities	$2,501,689	$1,403,809	$216,409

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
For the years ended December 31,

	2007	2006	2005

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,924,784	$3,520,138	$2,720,141
Withdrawals from contractholder deposit funds	(4,533,405)	(3,690,351)	(3,404,468)
Repayments of debt	(980,000)	-	-
Debt proceeds	1,000,000	200,000	100,000
Dividends paid to stockholder	-	(300,000)	(150,600)
Early redemption payment	(25,578)	-	-
Other, net	29,971	4,528	6,992
Net cash used in financing activities	(2,584,228)	(265,685)	(727,935)

Net change in cash and cash equivalents	591,621	230,426	(205,295)

Cash and cash equivalents, beginning of year	578,080	347,654	552,949

Cash and cash equivalents, end of year	$1,169,701	$578,080	$347,654

Supplemental Cash Flow Information
Interest paid	$73,116	$130,686	$122,474
Income taxes paid	$43,287	$82,250	$16,857

Supplemental Schedule of non-cash investing and financing activities

Effective November 8, 2007, the Company’s subsidiary, Sun Life Financial (U.S.) Reinsurance Company (“Sun Life Vermont”), entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), the Company’s affiliate, under which Sun Life Vermont assumed the risks of certain individual universal life insurance contracts issued and to be issued by SLOC.  This agreement is described more fully in Note 1 and Note 8.  As part of the transaction, the Sun Life Vermont assumed $553.7 million of contractholder deposits, future contract and policy benefits of $ 20.4 million, a funds withheld asset of $551.8 million, and a deferred loss of $22.3 million, all of which are considered non-cash items for purposes of the Company’s consolidated statement of cash flows.

The Company declared and paid to its direct parent, Sun Life of Canada (U.S.) Holdings, Inc., cash dividends of $300.0 million in 2006.  In 2005, the Company declared and paid a $200.0 million dividend to its direct parent, consisting of $150.6 million in cash and $49.4 million in notes. The Company did not pay any dividends to its direct parent in 2007.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity (“VIE”). As a result of the sale, bonds decreased by $42.5 million, short-term investments decreased by $28.5 million, investment income due and accrued decreased by $0.3 million, other invested assets decreased by $3.2 million, other liabilities decreased by $26.1 million, deferred tax liability decreased by $3.9 million, and notes payable decreased by $33.5 million.

The accompanying notes are an integral part of the consolidated financial statements

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Assurance Company of Canada (U.S.) (the “Company”) and its subsidiaries are engaged in the sale of individual and group variable life insurance, individual universal life insurance, individual and group fixed and variable annuities, funding agreements, group life, group disability, group dental and group stop loss insurance.  These products are distributed through individual insurance agents, financial planners, insurance brokers and broker-dealers to both the tax-qualified and non-tax-qualified markets.  The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands.  In addition, the Company’s wholly-owned subsidiary, Sun Life Insurance and Annuity Company of New York (“SLNY”), is authorized to transact business in the State of New York.

The Company is a stock life insurance company incorporated under the laws of Delaware.  The Company is a direct wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc. (the "Parent").  The Company is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. ("SLC - U.S. Ops Holdings") and is an indirect wholly-owned subsidiary of Sun Life Financial Inc. ("SLF"), a reporting company under the Securities Exchange Act of 1934.  SLF and its subsidiaries are collectively referred to herein as "Sun Life Financial."

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for stock life insurance companies.

The consolidated financial statements include the accounts of the Company and its subsidiaries.  As of December 31, 2007, the Company directly or indirectly owned all of the outstanding shares or members interest of SLNY, which issues individual fixed and variable annuity contracts, group life, group disability, group dental and stop loss insurance, and individual life insurance in New York; Independence Life and Annuity Company (“INDY”), a Rhode Island life insurance company that sold variable and whole life insurance products; Sun Life Vermont, a Vermont special purpose financial captive insurance company; Clarendon Insurance Agency, Inc., a registered broker-dealer; Sun Life of Canada (U.S.) SPE 97-I, Inc., organized for the purpose of engaging in activities incidental to securitizing mortgage loans; SLF Private Placement Investment Company I, LLC; Sun Parkaire Landing LLC; 7101 France Avenue Manager, LLC; Sun MetroNorth, LLC; and SLNY Private Placement Investment Company I, LLC.

On October 31, 2007, the Company subscribed for $250,000 worth of shares of, and contributed $150 million of paid-in capital to, a newly formed wholly-owned subsidiary, Sun Life Vermont.  Effective November 8, 2007, Sun Life Vermont entered into a reinsurance agreement with Sun Life Assurance Company of Canada (“SLOC”), an affiliate of the Company, under which the Sun Life Vermont has assumed the risks of certain individual universal life insurance (“UL”) policies issued, and to be issued, by SLOC.  This agreement is described more fully in Note 8.  A long-term financing arrangement has been established with a financial institution (the "Lender") that will enable Sun Life Vermont to fund a portion of its obligations under the reinsurance agreement with SLOC.  Under this arrangement, Sun Life Vermont issued a $1 billion variable principal, floating rate surplus note (the “Surplus Note”) to a special-purpose entity, Structured Asset Repackage Company, 2007-SUNAXXX LLC (“SUNAXXX”) affiliated with the Lender.  Pursuant to an agreement between the Lender and SLC – U.S. Ops Holdings, SLC – U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, has consolidated SUNAXXX in accordance with Financial Accounting Standards Board (“FASB”) Interpretation No. 46, "Consolidation of Variable Interest Entities, an interpretation of ARB No. 51 (Revised December 2003)" (“FIN 46(R)”).

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (continued)

Effective September 27, 2007, the Company dissolved Sun life of Canada (U.S.) Holdings General Partner, LLC (the “General Partner”).  The General Partner was the sole general partner in Sun Life of Canada (U.S.) Limited Partnership (the “Partnership”) and, as a result, the Partnership had been consolidated with the results of the Company.  The Partnership was organized to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, Sun Life of Canada (U.S.) Capital Trust I (the “Capital Trust”).  Effective May 6, 2007, the Parent redeemed $600 million of 8.526% subordinated debentures issued to the Partnership and paid the Partnership an early redemption premium of $25.6 million.  Also effective May 6, 2007, the Partnership redeemed $600 million of the 8.526% partnership capital securities issued to the Capital Trust and paid a premium of $25.6 million to the Capital Trust.  The redemption had no impact on the Company’s net income.  The Partnership was cancelled effective September 27, 2007.

Effective May 31, 2007, Sun Life Financial completed its acquisition of Genworth Financial, Inc.'s (“Genworth’s”) Employee Benefits Group business ("EBG").  Also effective May 31, 2007, SLNY entered into a series of agreements with Sun Life and Health Insurance Company (U.S.) (“SLHIC”), one of the acquired companies (formerly named Genworth Life and Health Insurance Company), through which the New York issued business of SLHIC was transferred to SLNY.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which SLNY has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which SLNY has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York (collectively, “the SLHIC to SLNY asset transfer”).  These agreements, in accordance with Statement of Financial Accounting Standards (“SFAS”) No. 141, “Business Combinations,” were treated as a transfer of net assets between entities under common control. SLNY paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at carrying value of approximately $72 million, including $38.9 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to SLNY.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements. These agreements have allowed the Company to expand its product offerings to include group dental insurance.

On September 6, 2006, the Company entered into an agreement with Credit and Repackaged Securities Limited Series 2006-10 Trust (the "CARS Trust"), whereby the Company is the sole beneficiary of the CARS Trust.  As of December 31, 2007, total assets and liabilities of the CARS Trust were $57.7 million and $7.9 million, respectively. As the sole beneficiary of the CARS Trust, the Company is required to consolidate this trust under the requirements of FIN 46(R).  Accordingly, the assets and liabilities of the CARS Trust are included in the Company’s consolidated financial statements.  As of December 31, 2007, the Company recorded in its consolidated balance sheets $53.8 million of trading fixed maturities, $2.9 million of deferred tax, $1.0 million of accrued investment income and $7.9 million of liabilities relating to a total return swap.  As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $1.7 million of liabilities.

On April 19, 2005, the Company sold its interest in a consolidated variable interest entity (“VIE”) and recognized a gain of $6.1 million.  The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company’s net income for the year ended December 31, 2005 included a net loss of $0.8 million related to this VIE.

The Company had a greater than or equal to 20%, but less than 50%, interest in fourteen VIEs at December 31, 2007.  The Company is a creditor in seven trusts, three limited liability companies, two limited partnership and two special-purpose entities that were used to finance commercial mortgages, and franchise receivables and equipment used in utility generation.  The Company’s maximum exposure to loss related to all of these VIEs is the investments’ carrying value, which was $88.4 million and $30.1 million at December 31, 2007 and 2006, respectively.  The investments in these VIEs mature between March 2007 and September 2029.  As the Company will not absorb a majority of the VIEs’ expected losses or receive a majority of the expected returns, the Company is not required to consolidate these VIEs, in accordance with FIN 46.  See Note 4 for additional information with respect to leveraged leases which is not included above.

All intercompany transactions have been eliminated in consolidation.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The most significant estimates are those used in determining the fair value of financial instruments, goodwill, DAC, VOBA, the liabilities for future contract and policyholder benefits and other-than-temporary impairments of investments.  Actual results could differ from those estimates.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, fixed maturity investments, mortgage loans, equity securities, derivative financial instruments, debt, loan commitments and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents primarily include cash, commercial paper, money market investments and short-term bank participations.  All such investments have maturities of three months or less when purchased and are considered cash equivalents for purposes of reporting cash flows.

INVESTMENTS

The Company accounts for its investments in accordance with SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities."  At the time of purchase, fixed maturity securities are classified based on the Company's intent as either held-to-maturity, trading or available-for-sale.  In order for a security to be classified as held-to-maturity, the Company must have positive intent and ability to hold the security to maturity.  Securities held-to-maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts.  Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading.  Trading securities are carried at aggregate fair value with changes in market value reported as a component of net investment income.  Securities that do not meet the held-to-maturity or trading criterion are classified as available-for-sale.  Included with available-for-sale fixed maturities are mortgage backed securities in the To Be Announced ("TBA") form.  The Company records TBA purchases on the trade date and the corresponding payable is recorded as an outstanding liability in payable for investments purchased until the settlement date of the transaction.  Available-for-sale securities are carried at fair value with the unrealized gains or losses reported in other comprehensive income.

The Company determines the fair value of its publicly traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Structured securities, such as collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), and asset-backed securities (“ABS”), are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, mortgage-backed securities (“MBS”), CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The Company’s ability to liquidate positions in privately placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

The Company performs a monthly analysis on the prices received from third parties to assess if the prices represent a reasonable estimate of the fair value.  The process is both quantitative and qualitative and includes back testing of recent trades, review of key assumptions such as spreads, duration, credit rating, and on-going review of third-party pricing services methodologies.  In the event that a more appropriate fair value is justified, the price received from a third-party pricing services is adjusted accordingly.  The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between knowledgeable, unrelated willing parties using inputs, including estimates and assumptions, a market participant would utilize.

The Company's accounting policy for impairment requires recognition of an other-than-temporary impairment write-down on a security if it is determined that the Company anticipates that it will be unable to recover all amounts due under the contractual obligations of the security.  Additionally, in the event that securities that are expected to be sold before the fair value of the security recovers to amortized cost, an other-than-temporary impairment charge is also taken.

Some structured securities, typically those rated single A or below, are subject to Emerging Issues Task Force Issue No.  99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continued to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”).  EITF 99-20 requires the Company to periodically update its best estimate of cash flows over the life of the security.  In the event that the present value of the estimated cash flows is less than amortized cost, an other-than-temporary impairment charge is recorded.  Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (continued)

Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if it anticipates the issuers will be unable to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  Once an other than temporary impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for additional impairment.  The net realized loss is recorded in the income statement as the difference between the fair value and the amortized cost of the security.

The Company incurred realized losses totaling $68.1 million, $6.3 million and 29.7, for the years ended December 31, 2007, 2006 and 2005, respectively, for other-than-temporary impairments.  Of the $68.1 million in realized losses for other-than-temporary impairments for the year ended December 31, 2007, $16.1 million was due to a change in the Company’s intent to hold the securities to recovery of fair value, up to amortized cost.  The remaining $52 million of realized losses were credit-related.

The Company discontinues the accrual of income on its holdings for issuers that are in default.  Investment income would not have materially increased for the year ended December 31, 2007 and 2006 if these holdings were performing.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized values net of provisions for estimated losses.  Mortgage loans, which include primarily commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

A loan is recognized as impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  Measurement of impairment is based on the lower of the present value of expected future cash flows discounted at the loan's effective interest rate, or on the loan's observable market price.  A specific valuation allowance is established if the fair value of the impaired loan is less than the recorded amount.  Loans are also charged against the allowance when determined to be uncollectible.  The allowance is based on a continuing review of the loan portfolio, past loss experience, and current economic conditions, which may affect the borrower's ability to pay.  While management believes that it uses the best information available to establish the allowance, future adjustments to the allowance may become necessary if economic conditions differ from the assumptions used in making the evaluation.

Real estate investments are held for the production of income or are held for sale.  Real estate investments held for the production of income are carried at the lower of cost adjusted for accumulated depreciation or fair value.  Depreciation of buildings and improvements is calculated using the straight line method over the estimated useful life of the property, generally 40 to 50 years.  Real estate investments held for sale are primarily acquired through foreclosure of mortgage loans.  The cost of real estate that has been acquired through foreclosure is the estimated fair value less estimated costs to dispose at the time of foreclosure.  Real estate investments are diversified by property type and geographic area throughout the United States.

Policy loans are carried at the amount of outstanding principal balance.  Policy loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Investments in private equity limited partnerships are accounted for by the equity method of accounting.

The Company uses derivative financial instruments including swaps, options, and futures as a means of hedging exposure to interest rate, currency and equity price risk.  Derivatives are carried at fair value and changes in fair value are recorded as a component of derivative income.

Realized gains and losses on the sales of investments are recognized in operations at the date of sale and are determined using the average cost method.  When an impairment of a specific available-for-sale investment is determined to be other-than-temporary, a realized investment loss is recorded.  Changes in the provision for estimated losses on mortgage loans and real estate are included in net realized investment gains and losses.

Interest income is recorded on the accrual basis. Investments are placed in a non-accrual status when management believes that the borrower's financial condition, after giving consideration to economic and business conditions and collection efforts, is such that collection of principal and interest is doubtful.  When an investment is placed in non-accrual status, all interest accrued is reversed against current period interest income.  Interest accruals are resumed on such investments only when the investments have performed on a sustained basis for a reasonable period of time and when, in the judgment of management, the investments are estimated to be fully collectible as to both principal and interest.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DEFERRED POLICY ACQUISITION COSTS

Acquisition costs consist of commissions, underwriting and other costs, which vary with and are primarily related to the production of new business.  Acquisition costs related to investment-type contracts, primarily deferred annuity and guaranteed investment contracts (“GICs”), and universal and variable life products are deferred and amortized with interest in proportion to the present value of estimated gross profits to be realized over the estimated lives of the contracts.  Estimated gross profits are composed of net investment income, net realized investment gains and losses, life and variable annuity fees, surrender charges, interest credited, policyholder benefits and direct variable administrative expenses.  DAC amortization is reviewed regularly and adjusted, as appropriate, retrospectively when the Company records actual profits and revises its estimate of future gross profits to be realized from this group of products, including realized gains and losses from investments.

Although recovery of DAC is not assured, the Company believes it is more likely than not that all of these costs will be recovered from future profits.  The amount of DAC considered recoverable, however, could be reduced in the near term if the future estimates of gross profits are reduced.

DAC is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income. DAC was increased by $189.8 million and $6.9 million at December 31, 2007 and 2006, respectively, to reflect unrealized losses.

VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

Value of business acquired (“VOBA”) represents the actuarially-determined present value of projected future gross profits from policies in force at the date of their acquisition.  This amount is amortized in proportion to the projected emergence of profits or premium income over the estimated life of the purchased block of business.

VOBA is also adjusted for amounts relating to unrealized investment gains and losses.  This adjustment, net of tax, is included with unrealized investment gains or losses that are recorded in accumulated other comprehensive (loss) income.  The Company’s VOBA was not adjusted for amounts relating to unrealized investment gains and losses for the year ended December 31, 2007.  VOBA was increased by $0.5 million at December 31, 2006 to account for unrealized investment losses.

The value of customer renewals acquired represents the actuarially determined present value of projected future profits arising from the existing in-force business at the date of acquisition to the next policy renewal date.  This amount is amortized in proportion to the projected premium income over the period from the first renewal date to the end of the projected life of the policies and, as such, is not adjusted for amounts relating to unrealized investment gains and losses.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

GOODWILL

Goodwill represents the difference between the purchase price paid and the fair value of the net assets acquired in connection with the Company’s acquisitions of Keyport on November 1, 2001 and the allocation of goodwill to SLNY, based on a reinsurance agreement with SLHIC, effective May 31, 2007.  Goodwill obtained in connection with the purchase of Keyport is allocated to the Wealth Management Segment.  Goodwill obtained through the reinsurance agreement with SLHIC is allocated to the Group Segment in the Company’s subsidiary, SLNY.  In accordance with SFAS No. 142, “Goodwill and Other Intangible Assets,” goodwill is tested for impairment on an annual basis.  The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets during the second quarter of 2007 and concluded that these assets were not impaired.

OTHER ASSETS

Property, equipment, leasehold improvements and capitalized software costs that are included in other assets are stated at cost, less accumulated depreciation and amortization.  Depreciation and amortization are calculated using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 10 years.

Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.  Intangible assets are also included in other assets.

Intangible assets, which are recorded in other assets, consist of state insurance licenses that are not subject to amortization, product rights that have a weighted-average useful life of 7 years, and the value of distribution, which was transferred to SLNY from SLHIC.  The value of distribution represents the present value of projected future profits arising from sales of new business by brokers with whom SLHIC had an existing distribution relationship contract.  This amount is amortized on a straight-line basis over 25 years, representing the period over which the Company expects to earn premiums from new sales stemming from the added distribution capacity.

POLICY LIABILITIES AND ACCRUALS

Future contract and policy benefit liabilities include amounts reserved for future policy benefits payable upon contingent events as well as liabilities for unpaid claims due as of the statement date.  Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Policy reserves for annuity contracts include liabilities held for group pension and payout annuity payments and liabilities held for product guarantees on variable annuity products, such as guaranteed minimum death benefits.  Reserves for pension and payout annuity contracts are calculated using the best-estimate interest and decrement assumptions that were set at the time that loss recognition testing resulted in additional reserves.  The Company periodically reviews its policies for loss recognition based upon management’s best estimates.  From time to time the Company may recognize a loss on certain lines of business.  For the year ended December 31, 2007 additional reserves of $31.4 million were recorded as a reduction to income and additional reserves of $7.5 million were recorded as a component of other comprehensive loss.  Reserves for guaranteed minimum death benefits and guaranteed minimum income benefits are calculated according to the methodology of AICPA Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"), whereby the expected benefits provided by the guarantees are spread over the duration of the contract in proportion to the benefit assessments.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY LIABILITIES AND ACCRUALS (continued)

Policy reserves for universal life contracts are held for benefit coverages that are not fully provided for in the policy account value.  These include rider coverages, conversions from group policies, and benefits provided under market conduct settlements.

Policy reserves for group life and health contracts are calculated using standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company’s earned investment yield and the morbidity and mortality tables used are standard industry tables modified to reflect the Company’s actual experience when appropriate.  In particular, for the Company’s group known claim reserves, the mortality and morbidity tables for the early durations of claims are based exclusively on the Company’s experience, incorporating factors such as age at disability, sex and elimination period.  These reserves are computed at amounts that, with interest compounded annually at assumed rates, are expected to meet the Company’s future obligations.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  The amount reported is based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such refinements are made.

Contractholder deposit funds consist of policy values that accrue to the holders of universal life-type contracts and investment-related products such as deferred annuities, single premium whole life policies ("SPWL"), GICs and funding agreements.  The liabilities consist of deposits received plus interest credited, less accumulated policyholder charges, assessments, partial withdrawals and surrenders.  The liabilities are not reduced by surrender charges.

REVENUE AND EXPENSES

Premiums for traditional individual life products are considered earned revenue when due. Premiums related to group life, group stop loss, group dental and group disability insurance are recognized as earned revenue pro-rata over the contract period. The unexpired portion of these premiums is recorded as unearned premiums. Revenue from universal life-type products and investment-related products includes charges for the cost of insurance (mortality), initiation and administration of the policy and surrender charges. Revenue is recognized when the charges are assessed except that any portion of an assessment that relates to services to be provided in future years is deferred and recognized over the period during which the services are provided.

Benefits and expenses related to traditional life, annuity and disability contracts, including group policies, are recognized when incurred in a manner designed to match them with related premium revenue and to spread income recognition over the expected life of the policy.  For universal life-type and investment-type contracts, expenses include interest credited to policyholders’ accounts and death benefits in excess of account values, which are recognized as incurred.

Fees from investment advisory services are recognized as revenues when the services are provided.

INCOME TAXES

For the years ended December 31, 2007, 2006 and 2005, the Company participated in a consolidated federal income tax return with SLC – U.S. Ops Holdings and other affiliates.  For the years ended December 31, 2006 and 2005, the Company’s subsidiaries INDY and SLNY filed stand-alone federal income tax returns.  INDY, SLNY and Sun Life Vermont, a new subsidiary, will be included as part of the consolidated federal income tax return for the year ended December 31, 2007.

Deferred income taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by SFAS No. 109, “Accounting for Income Taxes.”  These differences primarily result from policy reserves, policy acquisition expenses and unrealized gains or losses on investments.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

1. DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

SEPARATE ACCOUNTS

The Company has established separate accounts applicable to various classes of contracts providing variable benefits.  Contracts for which funds are invested in separate accounts include variable life insurance and individual and group qualified and non-qualified variable annuity contracts.  Investment income and changes in mutual fund asset values are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the separate accounts are carried at fair value and the investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to these contracts.  The activity of the separate accounts is not reflected in the consolidated financial statements except for:  (1) the fees the Company receives, which are assessed periodically and recognized as revenue when assessed; and (2) the activity related to the guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is reflected in the Company’s consolidated financial statements and accompanying notes.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

In June 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109" ("FIN 48"), which became effective for fiscal years beginning after December 15, 2006.  FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.  The Company adopted FIN 48 on January 1, 2007, and recognized a decrease of $5.2 million in the liability for unrecognized tax benefits (“UTBs”) and related net interest, and an offsetting increase in its January 1, 2007 balance of retained earnings.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets," an amendment to SFAS No. 140.  SFAS No. 156 requires all separately recognized servicing assets and liabilities to be initially measured at fair value and permits entities to choose to either subsequently measure servicing rights at fair value and report changes in fair value in earnings, or amortize servicing rights in proportion to, and over the estimated net servicing income or loss, and assess the rights for impairment or the need for an increased obligation.  The option to subsequently measure servicing rights at fair value allows entities which utilize derivative instruments to hedge their servicing rights to account for such hedging relationships at fair value and avoid the complications of hedge accounting under SFAS No. 133.  SFAS No. 156 was effective for fiscal years beginning after September 15, 2006.  The adoption of this statement did not have a material impact on the Company’s financial position or results of operations.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140.”  This statement amended SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," and resolved issues addressed in SFAS No. 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assets."  The Company began applying SFAS No. 155 to all financial instruments acquired, issued or subject to a remeasurement event beginning January 1, 2007.  The Company elected the fair value option for $16.6 million of available-for-sale securities during the year ended December 31, 2007.  The election did not have a material impact on the Company’s results of operations.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

New and Adopted Accounting Pronouncements (continued)

In September 2005, the American Institute of Certified Public Accountants (the "AICPA") issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1").  SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts.  The adoption of SOP 05-1 on January 1, 2007 did not have a material impact on the Company’s consolidated financial condition and results of operations.

Accounting Standards Not Yet Adopted

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities,” which permits entities to choose to measure many financial instruments and certain other items at fair value (“FV option”).  The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reporting earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions.  SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 and all interim periods within those fiscal years.

As of January 1, 2008, the Company has adopted the FV option for all available-for-sale fixed maturity securities attributable to certain life, health and annuity products.  At December 31, 2007 such available-for-sale securities had a market value of $10.7 billion and an amortized cost of $11.1 billion.  The adoption of the FV option does not relieve the Company from its obligation to monitor those available-for-sale securities that are in an unrealized loss position at December 31, 2007, which the Company will do through its current portfolio monitoring process.

The FV option adoption will result in a cumulative-effect adjustment to the opening balance of retained earnings, accumulated other comprehensive income, DAC, VOBA, deferred tax asset and certain other liabilities.  The Company is currently assessing the impact of the effects of this adoption.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements,” which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (i.e., Level 1, 2 and 3).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted (continued)

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Effective January 1, 2008, the Company adopted SFAS No. 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS No. 157 changes the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company’s own credit standing in their valuation and changes to assumptions regarding policyholder lapses.  The Company is currently assessing the impact of SFAS No. 157 on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 141 (revised 2007), “Business Combinations” (“SFAS No. 141(R)”). This statement replaces SFAS No. 141 and establishes the principles and requirements for how the acquirer in a business combination: (a) measures and recognizes the identifiable assets acquired, liabilities assumed, and any noncontrolling interests in the acquired entity, (b) measures and recognizes positive goodwill acquired or a gain from bargain purchase (negative goodwill), and (c) determines the disclosure information that is useful to users of financial statements in evaluating the nature and financial effects of the business combination. Some of the significant changes to the existing accounting guidance on business combinations made by SFAS No. 141(R) include the following:

•
Most of the identifiable assets acquired, liabilities assumed and any noncontrolling interest in the acquired entity shall be measured at their acquisition-date fair values rather than SFAS No. 141’s requirement to allocate the cost of an acquisition to individual assets acquired and liabilities assumed based on their estimated fair values;

•	Acquisition-related costs incurred by the acquirer shall be expensed in the periods in which the costs are incurred rather than included in the cost of the acquired entity;

•
Goodwill shall be measured as the excess of the consideration transferred, including the fair value of any contingent consideration, plus the fair value of any noncontrolling interest in the acquired entity, over the fair values of the acquired identifiable net assets, rather than measured as the excess of the cost of the acquired entity over the estimated fair values of the acquired identifiable net assets;

•
Contractual pre-acquisition contingencies are to be recognized at their acquisition date fair values and noncontractual pre-acquisition contingencies are to be recognized at their acquisition date fair values only if it is more likely than not that the contingency gives rise to an asset or liability, whereas SFAS No. 141 generally permits the deferred recognition of pre-acquisition contingencies until the recognition criteria of SFAS No. 5, “Accounting for Contingencies” are met; and

•	Contingent consideration shall be recognized at the acquisition date rather than when the contingency is resolved and consideration is issued or becomes issuable.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

ACCOUNTING PRONOUNCEMENTS (CONTINUED)

Accounting Standards Not Yet Adopted

SFAS No. 141(R) is effective for and shall be applied prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with earlier adoption prohibited. Assets and liabilities that arose from business combinations with acquisition dates prior to the SFAS No. 141(R) effective date shall not be adjusted upon adoption of SFAS No. 141(R) with certain exceptions for acquired deferred tax assets and acquired income tax positions. The Company expects to adopt SFAS No. 141(R) on January 1, 2009, and has not yet determined the effect of SFAS No. 141(R) on its consolidated financial statements.

In December 2007, the FASB issued SFAS No. 160, “Noncontrolling Interests in Consolidated Financial Statements.”  This statement amends Accounting Research Bulletin No. 51, “Consolidated Financial Statements” (“ARB 51”). Noncontrolling interest refers to the minority interest portion of the equity of a subsidiary that is not attributable directly or indirectly to a parent. SFAS No. 160 establishes accounting and reporting standards that require for-profit entities that prepare consolidated financial statements to: (a) present noncontrolling interests as a component of equity, separate from the parent’s equity, (b) separately present the amount of consolidated net income attributable to noncontrolling interests in the income statement, (c) consistently account for changes in a parent’s ownership interests in a subsidiary in which the parent entity has a controlling financial interest as equity transactions, (d) require an entity to measure at fair value its remaining interest in a subsidiary that is deconsolidated, (e) require an entity to provide sufficient disclosures that identify and clearly distinguish between interests of the parent and interests of noncontrolling owners. SFAS No. 160 applies to all for-profit entities that prepare consolidated financial statements, and affects those for-profit entities that have outstanding noncontrolling interests in one or more subsidiaries or that deconsolidate a subsidiary. SFAS No. 160 is effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 15, 2008 with earlier adoption prohibited. The Company expects to adopt SFAS No. 160 on January 1, 2009 and has not yet determined the effect of SFAS No. 160 on its consolidated financial statements.

In June 2007, the AICPA issued Statement of Position 07-1, “Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies” (“SOP 07-1”).  SOP 07-1 provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide Investment Companies (“the Guide”).  This statement also addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity.  In addition, SOP 07-1 includes certain disclosure requirements for parent companies and equity method investors in investment companies that retain investment company accounting in the parent company’s consolidated financial statements or the financial statements of an equity method investor.  SOP 07-1 is effective for fiscal years beginning on or after December 15, 2007, with earlier application encouraged; however, in November 2007, the FASB decided to (1) delay indefinitely the effective date and (2) prohibit adoption by an entity that has not early adopted SOP 07-1.  The Company did not early adopt SOP 07-1.  SOP 07-1 as currently issued is not expected to have an impact on the Company’s consolidated financial condition or results of operations.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

2. MERGERS, ACQUISITIONS AND DISPOSITIONS

Effective September 27, 2007, the Company dissolved the General Partner.  The General Partner was the sole general partner in the Partnership and, as a result, the Partnership had been consolidated with the results of the Company.  The Partnership was organized to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, the Capital Trust.  Effective May 6, 2007, the Parent redeemed $600 million of 8.526% subordinated debentures issued to the Partnership and paid the Partnership an early redemption premium of $25.6 million.  Also effective May 6, 2007, the Partnership redeemed $600 million of the 8.526% partnership capital securities issued to the Capital Trust and paid a premium of $25.6 million to the Capital Trust.  The redemption had no impact on the Company’s net income.  The Partnership was cancelled effective September 27, 2007.

On September 6, 2006 the Company entered into an agreement with the CARS Trust, whereby the Company is the sole beneficiary of the trust.  As of December 31, 2007 and 2006, total assets of the CARS Trust were $57.7 million and $56.6 million, respectively.  As the sole beneficiary of the CARS Trust, the Company is required to consolidate this trust under the requirements of FIN 46.  Accordingly, the assets and liabilities of the CARS Trust are included in the Company’s consolidated financial statements.  As of December 31, 2007, the Company recorded in its consolidated balance sheets $53.8 million of trading fixed maturities, $2.9 million of deferred tax, $1.0 million of accrued investment income and $7.9 million of liabilities relating to a total return swap.  As of December 31, 2006, the Company recorded in its consolidated balance sheets $55.3 million of trading fixed maturities, $1.2 million of accrued investment income and $1.7 million of liabilities.

On April 19, 2005, the Company sold its interest in a consolidated VIE and recognized a gain of $6.1 million.  The Company received net cash proceeds of $17.0 million and reduced consolidated assets and liabilities by $74.5 million and $63.6 million, respectively. The Company’s net income for the year ended December 31, 2005 includes a net loss of $0.8 million related to this VIE.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES

Below is a summary of affiliated transactions for those affiliates that are not consolidated with the Company.

The Company and its subsidiaries have administrative services agreements with SLOC which provides that SLOC will furnish, as requested, certain services and facilities on a cost-reimbursement basis. Expenses under these agreements amounted to approximately $14.2 million, $9.4 million and $11.3 million for the years ended December 31, 2007, 2006 and 2005, respectively.

In accordance with an administrative service agreement between the Company and SLOC, the Company provides personnel and certain services to SLOC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were approximately $301.0 million, $212.4 million and $170.4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has an administrative service agreement with Sun Life Information Services Canada, Inc. ("SLISC"), under which SLISC provides administrative and support services to the Company in connection with the Company’s insurance and annuity business.  Expenses under this agreement amounted to approximately $16.9 million, $10.7 million and $5.8 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has a service agreement with Sun Life Information Services Ireland Limited ("SLISIL"), under which SLISIL provides various insurance related and information systems services to the Company.  Expenses under this agreement amounted to approximately $26.0 million, $19.6 million and $13.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has an administrative services agreement with SLC - U.S. Ops Holdings, under which the Company provides administrative and investor services with respect to certain open-end management investment companies for which an affiliate, Massachusetts Financial Services Company (“MFS”), serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable annuity contracts issued by the Company.  Amounts received under this agreement amounted to approximately $22.3 million, $22.6 million and $23.4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has an administrative service agreement with SLHIC, whereby the Company provides personnel and certain services to SLHIC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were $0.1 million for the year ended December 31, 2007.

The Company has an administrative service agreement with California Benefits Dental Plan (“CalBen”) whereby the Company provides personnel and certain services to CalBen, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were $1.1 million for the year ended December 31, 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative service agreement with Professional Insurance Company (“PIC”), whereby the Company provides personnel and certain services to PIC, as requested.  Reimbursements under this agreement, which are recorded as a reduction of other operating expenses, were $0.8 million for the year ended December 31, 2007.

The Company leases office space to SLOC under lease agreements with terms expiring in December 31, 2009 and options to extend the terms for each of twelve successive five-year terms at fair market rental value, not to exceed 125% of the fixed rent for the term, which is then ending.  Rent received by the Company under the leases amounted to approximately $10.6 million for each of the years ended December 31, 2007, 2006 and 2005, respectively.  Rental income is reported as a component of net investment income.

As more fully described in Note 8, the Company is party to several reinsurance transactions with SLOC and other affiliates.

Effective May 31, 2007, Sun Life Financial completed its acquisition of EBG.  Also effective May 31, 2007, SLNY entered into a series of agreements with SLHIC, one of the acquired companies, through which the New York-issued business of SLHIC was transferred to SLNY.  These agreements include a 100% coinsurance agreement for all existing and future new business issued in New York, a renewal rights agreement under which SLNY has exclusive rights to renew in-force business assumed under the reinsurance agreement and an administrative service agreement under which SLNY has agreed to assume direct responsibility for all sales and administration of existing and new business issued in New York.  These agreements, in accordance with SFAS No. 141 were treated as a transfer of net assets between entities under common control. SLNY paid $40 million of total consideration to SLHIC.  SLHIC transferred assets at carrying value of approximately $72 million, including $38.9 million of goodwill and other intangibles, as well as policyholder and other liabilities of approximately $32 million to SLNY.  The Group Protection Segment of the Company reflects a significant increase in business as a result of these agreements. These agreements have allowed the Company to expand its product offerings to include group dental insurance.

As part of the SLHIC to SLNY asset transfer, SLNY received certain intangible assets totaling $31.3 million.  These include the value of distribution, the value of business, and the value of customer renewals acquired.  The value of distribution acquired of $7.5 million is subject to amortization on a straight line basis over its projected economic life of 25 years.  The value of business acquired of $7.6 million is subject to amortization based up on expected premium income over the period from acquisition to the first customer renewal, generally not more than two years.  The value of customer renewals acquired of $16.2 million is subject to amortization based upon expected premium income over the projected life of the inforce business acquired, which is 20 years.  For the year ended December 31, 2007, the Company recorded $0.1 million, $5.9 million, and $1.9 million for amortization of the value of distribution, the value of business, and the value of customer renewals acquired, respectively.

In 2007, the Company recorded a tax benefit of $3.0 million through paid-in-capital for SLF stock options issued to employees of the Company.  In 2006, the Company recorded a tax benefit of $4.5 million through paid-in-capital for SLF stock options issued to employees of the Company.  In 2005, the Company recorded a tax benefit of $7.0 million through paid-in-capital for stock options issued to employees of the Company during 2001 through 2005.  The $7.0 million tax benefit is comprised of a $2.5 million tax benefit on expenses accrued at its indirect parent, SLF, and a $4.5 million adjustment to record the excess tax benefit over the recorded book expense for stock options exercised.

In 2006, the Company declared and paid $300.0 million in a cash dividend to the Parent.  In 2005, the Company declared and paid a $200.0 million dividend to the Parent, consisting of $150.6 million in cash and $49.4 million in notes.  The Company did not declare or pay a dividend to the Parent in 2007.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

In 2004, the employees of the Company became participants in a restricted share unit (“RSU”) plan with its indirect parent, SLF.  Under the RSU plan, participants are granted units that are equivalent to one common share of SLF stock and have a fair market value of a common share of SLF stock on the date of grant.  RSUs earn dividend equivalents in the form of additional RSUs at the same rate as the dividends on common shares of SLF stock.  The redemption value, upon vesting, is the fair market value of an equal number of common shares of SLF stock.  The Company incurred expenses of $4.4 million, $7.3 million and $7.0 million relating to RSUs for the years ended December 31, 2007, 2006 and 2005, respectively.

In 2002, the Company issued two promissory notes with a combined total of $460 million to Sun Life (Hungary) Group Financing Limited Company ("Sun Life (Hungary) LLC").  The proceeds of the notes were used to purchase fixed rate government and corporate bonds.  On May 24, 2007, the Company redeemed one of the notes with a principal balance of $380 million and paid $388.7 million to Sun Life (Hungary) LLC, including $8.7 million in accrued interest.  At December 31, 2007 and 2006, the Company had $80.0 million and $460.0 million, respectively, in promissory notes issued to Sun Life (Hungary) LLC.  The Company pays interest semi-annually to Sun Life (Hungary) LLC.  Related to these promissory notes, the Company incurred interest expense of $13.3 million, $26.5 million and $26.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

At December 31, 2007 and 2006, the Company had $565.0 million of surplus notes issued to Sun Life Financial (U.S.) Finance, Inc.  The Company expensed $42.6 million for interest on these surplus notes for each of the years ended December 31, 2007, 2006 and 2005.

Effective September 27, 2007, the Company dissolved the General Partner.  The General Partner was the sole general partner in the Partnership and, as a result, the Partnership had been consolidated with the results of the Company.  The Partnership was organized to purchase subordinated debentures issued by the Parent and to issue partnership capital securities to an affiliated business trust, the Capital Trust.  The Partnership was cancelled effective September 27, 2007.

Effective May 6, 2007, the Parent redeemed $600 million of 8.526% subordinated debentures issued to the Partnership and paid the Partnership an early redemption premium of $25.6 million.  Also effective May 6, 2007, the Partnership redeemed $600 million of the 8.526% partnership capital securities issued to the Capital Trust and paid a premium of $25.6 million to the Capital Trust.  The redemption had no impact on the Company’s net income.  Related to these partnership capital securities, the Company incurred interest expense of $17.8 million, $51.2 million and $51.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The Company also earned, through the Partnership, $17.8 million, $51.2 million and $51.2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company purchased a total of $140.0 million in promissory notes from Massachusetts Financial Services Company in 2004 and 2003.  Interest earned for the year ended December 31, 2005 was $4.2 million.  As of December 31, 2005, the Company sold and transferred these notes to other affiliates.  On December 31, 2005, the Company sold notes with a par value of $90.0 million to Sun Life (Hungary) LLC and recognized a loss of $3.3 million.  On September 23, 2005, the Company transferred notes with a par value of $50.0 million to the Parent as a dividend.  The Company recognized a loss of $0.6 million on the transfer of the notes to the Parent.

During the years ended December 31, 2007, 2006 and 2005, the Company paid $31.3 million, $24.3 million and $23.2 million, respectively, in commission fees to Sun Life Financial Distributors, Inc. (“SLFD”).  The Company also has an agreement with SLFD and the Parent whereby the Parent provides expense reimbursements to the Company for administrative services provided by the Company to SLFD.  Related to this agreement, the Company received reimbursement of $0.6 million and $3.2 million for the years ended December 31, 2007 and 2006, respectively.  This agreement was terminated on March 2, 2007.  In addition, the Company received fee income for administrative services provided to SLFD of $7.1 million for the year ended December 31, 2005.

Effective November 7, 2007, Independent Financial Marketing Group, Inc. (“IFMG”) was sold by the Parent and is no longer an affiliate of the Company.  IFMG will continue to distribute the Company’s products.  For that period of time in 2007 during which it was still affiliated, the Company paid $22.6 million in commission fees to IFMG.  During the years ended December 31, 2006 and 2005, the Company paid $20.1 million and $25.1 million, respectively, in commission fees to IFMG.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has an administrative services agreement with Sun Capital Advisers (“SCA”), a registered investment adviser, under which the Company provides administrative services with respect to certain open-end management investment companies for which SCA serves as the investment adviser, and which are offered to certain of the Company’s separate accounts established in connection with the variable contracts issued by the Company.  Amounts received under this agreement amounted to approximately $1.9 million, $1.5 million and $2.4 million for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company paid $15.9 million, $14.9 million and $16.4 million for the years ended December 31, 2007, 2006 and 2005, respectively, in investment management services fees to SCA.

Effective December 31, 2007, SLNY entered into a reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain UL policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis certain inforce policies at December 31, 2007.  Future new business also will be reinsured under this agreement.  Under the agreement, SLNY ceded $63.1 million of policyholder balances, received a ceding commission of $54.2 million, recorded a funds withheld payable to SLOC of $71.6 million, and recorded a deferred gain of $45.7 million.

On October 31, 2007, the Company subscribed to $250,000 worth of shares of, and contributed $150 million of paid-in capital to, a newly formed wholly-owned subsidiary, Sun Life Vermont.  Sun Life Vermont is a Vermont-domiciled captive special purpose financial insurance company which, effective November 8, 2007, has entered into a reinsurance agreement with SLOC, the Company’s affiliate, under which the Sun Life Vermont assumed, and will assume, the risks of certain UL policies issued, and to be issued, by SLOC.  This agreement is described more fully in Note 8.  A long-term financing arrangement has been established with the Lender that will enable Sun Life Vermont to fund a portion of its obligations under the reinsurance agreement with SLOC.  Under this arrangement, on November 8, 2007, Sun Life Vermont issued a Surplus Note to a special-purpose entity, SUNAXXX, affiliated with the Lender.  Pursuant to an agreement between the Lender and SLC – U.S. Ops Holdings, SLC – U.S. Ops Holdings bears the ultimate obligation to repay the Lender and, as such, will consolidate SUNAXXX in accordance with FIN 46.  Sun Life Vermont has agreed to reimburse SLC – U.S. Ops Holdings for certain costs incurred in connection with the issuance of the Surplus Note.  For the year ended December 31, 2007, the amount of interest expense incurred by Sun Life Vermont was $8.6 million.

On September 12, 2006, the Company entered into a Terms Agreement (the "2006-B Terms Agreement") with its affiliates Sun Life Financial Global Funding III, L.P. (the "Issuer III"), Sun Life Financial Global Funding III, U.L.C. (the "ULC III") and Sun Life Financial Global Funding III, L.L.C. (the "LLC III"), and with Citigroup Global Markets, Inc., Deutsche Bank Securities Inc., Morgan Stanley & Co. Incorporated, Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, RBC Capital Markets Corporation and Wachovia Capital Markets (each, an "Initial Purchaser" and collectively, the "2006-B Initial Purchasers"), in connection with the offer and sale by the Issuer III of $750 million of Series 2006-1 Floating Rate Notes due 2013 ("2006-B Notes").  On September 21, 2006, the Company entered into another Terms Agreement (together with the original 2006-B Terms Agreement, the "2006-B Terms Agreements") with the same parties as the original 2006-B Terms Agreement in connection with the offer and sale by the Issuer III of a second tranche of $150 million of 2006-B Notes.  The payment obligations of the Issuer III for the full $900 million of 2006-B Notes are unconditionally guaranteed by the LLC III pursuant to a guarantee (the "2006-B Secured Guarantee") dated as of September 19, 2006, and the obligations of the LLC III under the 2006-B Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC III, one for $750 million issued on September 19, 2006 and another for $150 million issued on September 29, 2006.  Total interest credited for the funding agreements was $51.6 million and $14.9 million for the years ended December 31, 2007 and 2006, respectively.

The 2006-B Terms Agreements incorporate by reference the provisions of a Purchase Agreement dated as of September 5, 2006 by and among the Issuer III, the ULC III, the LLC III, the Company and all of the 2006-B Initial Purchasers.  Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-B Notes.  In addition, the Company issued a $100 million floating rate demand note payable to the LLC III on September 19, 2006.  The Company expensed $5.8 million and $1.7 million for interest on this demand note for the years ended December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

The Company has entered into an interest rate swap agreement with the LLC III with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreements to fixed rate obligations.  The net interest payable under this swap agreement was $0.2 million at December 31, 2007.

On May 17, 2006, the Company entered into a Terms Agreement (the "2006-A Terms Agreement") with its affiliates Sun Life Financial Global Funding II, L.P. (the "Issuer II"), Sun Life Financial Global Funding II, U.L.C. (the "ULC II") and Sun Life Financial Global Funding II, L.L.C. (the "LLC II"), and with Citigroup Global Markets, Inc. ("Citigroup"), Morgan Stanley & Co. Incorporated ("Morgan Stanley"), Banc of America Securities LLC, Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Lehman Brothers Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, with Citigroup and Morgan Stanley, the "2006-A Initial Purchasers"), in connection with the offer and sale by the Issuer II of $900 million of Series 2006-1 Floating Rate Notes due 2011 (the "2006-A Notes").  The payment obligations of the Issuer II are unconditionally guaranteed by the LLC II pursuant to a guarantee (the "2006-A Secured Guarantee"), and the obligations of the LLC II under the 2006-A Secured Guarantee are secured by a $900 million floating rate funding agreement issued by the Company to the LLC II.  The 2006-A Terms Agreement incorporates by reference the provisions of a Purchase Agreement dated as of May 15, 2006 by and among the Issuer II, the ULC II, the LLC II, the Company and the 2006-A Initial Purchasers.  Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2006 Initial Purchaser against certain securities law liabilities related to the offering of the 2006-A Notes.  Total interest credited for the funding agreement was $50.8 million and $30.7 million for the years ended December 31, 2007 and 2006, respectively.

On May 24, 2006, the Company also issued a $100 million floating rate demand note payable to the LLC II.  The Company expensed $5.7 million and $3.4 million for interest on this demand note for the years ended December 31, 2007 and 2006, respectively.

The Company has entered into an interest rate swap agreement with the LLC II with an aggregate notional amount of $900 million that effectively converts the floating rate payment obligations under the funding agreement to fixed rate obligations.

On June 3, 2005, the Company entered into a Terms Agreement (the "2005 Terms Agreement") with its affiliates, Sun Life Financial Global Funding, L.P. (the "Issuer"), Sun Life Financial Global Funding, U.L.C. (the "ULC") and Sun Life Financial Global Funding, L.L.C. (the "LLC"), and with Citigroup, Morgan Stanley, Banc of America Securities LLC, Credit Suisse First Boston LLC, J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and RBC Capital Markets Corporation (collectively, the "2005 Initial Purchasers"), in connection with the offer and sale by the Issuer of $600 million of Series 2005-1 Floating Rate Notes due 2010 (the "First Tranche Notes").

On June 29, 2005, the Company entered into a Second Terms Agreement (the "Second 2005 Terms Agreement") with the Issuer, the ULC and the LLC, and with Citigroup and Morgan Stanley, in connection with the offer and sale by the Issuer of $300 million of Series 2005-1 Floating Rate Notes due 2010 (the "Second Tranche Notes").

The payment obligations of the Issuer under the First Tranche Notes and the Second Tranche Notes are unconditionally guaranteed by the LLC pursuant to a guarantee (the "2005 Secured Guarantee") dated as of June 10, 2005, and the obligations of the LLC under the 2005 Secured Guarantee are secured by two floating rate funding agreements issued by the Company to the LLC, one for $600 million issued on June 10, 2005 and one for $300 million issued on July 5, 2005.  The Company issued a total of $900 million funding agreements to the LLC in connection with the First Tranche Notes and Second Tranche Notes.  The Terms Agreement and the Second Terms Agreement incorporate by reference the provisions of a Purchase Agreement dated as of November 11, 2004 by and among the Issuer, the ULC, the LLC, the Company, and the 2005 Initial Purchasers. Pursuant to these incorporated provisions, the Company has agreed, among other things, to indemnify each 2005 Initial Purchaser against certain securities law liabilities related to the offering of the First Tranche Notes and the Second Tranche Notes.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

3. SIGNIFICANT TRANSACTIONS WITH AFFILIATES (CONTINUED)

Total interest credited for the funding agreements associated with the First Tranche Notes and Second Tranche Notes was $51.6 million, $49.5 million and $20.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.

On June 10, 2005, the Company issued a $100 million floating rate demand note payable to the LLC.  The Company expensed $5.8 million, $5.5 million and $2.3 million for interest on the demand note for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company has entered into two interest rate swap agreements with the LLC with an aggregate notional amount of $900 million that effectively convert the floating rate payment obligations under the funding agreements to fixed rate obligations.

The following table lists the details of notes due to affiliates at December 31, 2007 (in 000’s):

Payees	Type	Rate	Maturity	Principal	Interest Expense

Sun Life Financial (U.S.) Finance, Inc.	Surplus	8.625%	11/06/2027	$ 250,000	$ 21,563
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	150,000	9,225
Sun Life Financial (U.S.) Finance, Inc.	Surplus	7.250%	12/15/2015	150,000	10,875
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.125%	12/15/2015	7,500	459
Sun Life Financial (U.S.) Finance, Inc.	Surplus	6.150%	12/15/2027	7,500	461
Structured Asset Repackage Company, 2007-SUNAXXX LLC	Surplus	LIBOR + 0.89%	11/8/2037	1,000,000	8,642
Sun Life (Hungary) Group Financing Limited Company	Promissory	5.710%	06/30/2012	80,000	4,568
Sun Life Financial Global Funding I, L.L.C.	Demand	LIBOR + 0.35%	07/6/2010	100,000	5,754
Sun Life Financial Global Funding II, L.L.C.	Demand	LIBOR + 0.26%	07/6/2011	100,000	5,663
Sun Life Financial Global Funding III, L.L.C.	Demand	LIBOR + 0.35%	10/6/2013	100,000	5,754
				$ 1,945,000	$ 72,964

The Company has significant transactions with affiliates.  Management believes inter-company revenues and expenses are calculated on a reasonable basis; however, these amounts may not necessarily be indicative of the costs that would be incurred if the Company operated on a stand-alone basis and these transactions were with unrelated parties.

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS – Fixed Maturities

The amortized cost and fair value of fixed maturities at December 31, 2007, was as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available-for-sale fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 827,129	$ 11,436	$ (71,706)	$ 766,859
Collateralized Mortgage Obligations	2,594,637	22,204	(185,362)	2,431,479
Mortgage Backed Securities	447,720	2,723	(2,244)	448,199
Foreign Government & Agency Securities	74,287	2,766	-	77,053
States & Political Subdivisions	493	6	-	499
U.S. Treasury & Agency Securities	284,811	11,462	(40)	296,233
Total non-corporate	4,229,077	50,597	(259,352)	4,020,322

Corporate securities:
Basic Industry	195,959	3,146	(3,424)	195,681
Capital Goods	424,393	8,143	(7,698)	424,838
Communications	811,426	18,403	(13,190)	816,639
Consumer Cyclical	845,981	6,415	(45,142)	807,254
Consumer Noncyclical	312,647	6,708	(2,438)	316,917
Energy	314,822	5,705	(3,292)	317,235
Finance	2,944,203	19,895	(152,604)	2,811,494
Industrial Other	272,493	6,225	(7,219)	271,499
Technology	77,817	786	(821)	77,782
Transportation	241,983	8,598	(5,061)	245,520
Utilities	1,177,596	32,001	(11,548)	1,198,049
Total Corporate	7,619,320	116,025	(252,437)	7,482,908

Total available-for-sale fixed maturities	$ 11,848,397	$ 166,622	$ (511,789)	$ 11,503,230

	Amortized	Gross	Gross	Fair
Trading fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 105,719	$ 287	$ (8,255)	$ 97,751
Collateralized Mortgage Obligations	276,753	2,584	(3,519)	275,818
Mortgage Backed Securities	3,304	2	(38)	3,268
Foreign Government & Agency Securities	39,589	1,182	-	40,771
U.S. Treasury & Agency Securities	94,813	713	-	95,526
Total non-corporate	520,178	4,768	(11,812)	513,134

Corporate securities:
Basic Industry	7,417	270	(40)	7,647
Capital Goods	71,894	590	(338)	72,146
Communications	683,714	10,849	(4,105)	690,458
Consumer Cyclical	248,206	1,932	(13,458)	236,680
Consumer Noncyclical	131,746	2,199	(464)	133,481
Energy	23,609	1,745	(17)	25,337
Finance	1,886,983	15,992	(83,662)	1,819,313
Industrial Other	67,322	880	(705)	67,497
Technology	1,989	-	(21)	1,968
Transportation	40,965	1,887	(501)	42,351
Utilities	254,065	4,434	(1,500)	256,999
Total Corporate	3,417,910	40,778	(104,811)	3,353,877

Total trading fixed maturities	$ 3,938,088	$ 45,546	$ (116,623)	$ 3,867,011

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

The amortized cost and fair value of fixed maturities at December 31, 2006, was as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Available-for-sale fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 915,669	$ 12,660	$ (9,020)	$ 919,309
Collateralized Mortgage Obligations	2,950,906	24,838	(42,598)	2,933,146
Mortgage Backed Securities	549,137	892	(7,362)	542,667
Foreign Government & Agency Securities	79,319	3,512	(283)	82,548
States & Political Subdivisions	495	32	-	527
U.S. Treasury & Agency Securities	307,580	2,637	(4,027)	306,190
Total non-corporate	4,803,106	44,571	(63,290)	4,784,387

Corporate securities:
Basic Industry	204,355	4,217	(3,182)	205,390
Capital Goods	520,338	11,507	(3,973)	527,872
Communications	1,163,026	20,149	(24,077)	1,159,098
Consumer Cyclical	1,051,633	10,127	(28,599)	1,033,161
Consumer Noncyclical	364,459	7,847	(2,302)	370,004
Energy	350,930	6,226	(3,547)	353,609
Finance	3,201,774	43,217	(33,235)	3,211,756
Industrial Other	228,442	7,446	(629)	235,259
Technology	22,779	357	(852)	22,284
Transportation	307,542	10,418	(5,458)	312,502
Utilities	1,405,066	35,310	(17,725)	1,422,651
Total Corporate	8,820,344	156,821	(123,579)	8,853,586

Total available-for-sale fixed maturities	$ 13,623,450	$ 201,392	$ (186,869)	$ 13,637,973

Held-to-maturity fixed maturities:
Sun Life of Canada (U.S.) Holdings, Inc., 8.526%
subordinated debt, due 2027, called in 2007	$ 600,000	$ 30,751	$ -	$ 630,751

	Amortized	Gross	Gross	Fair
Trading fixed maturities:	Cost	Gains	Losses	Value
Asset Backed Securities	$ 109,684	$ 1,460	$ (316)	$ 110,828
Collateralized Mortgage Obligations	239,970	2,390	(3,074)	239,286
Mortgage Backed Securities	3,917	1	(89)	3,829
Foreign Government & Agency Securities	40,274	710	(152)	40,832
U.S. Treasury & Agency Securities	796	10	-	806
Total non-corporate	394,641	4,571	(3,631)	395,581

Corporate securities:
Basic Industry	8,237	596	-	8,833
Capital Goods	71,060	540	-	71,600
Communications	735,753	5,378	(5,077)	736,054
Consumer Cyclical	279,856	2,628	(3,550)	278,934
Consumer Noncyclical	159,221	633	(901)	158,953
Energy	20,620	2,388	-	23,008
Finance	1,742,731	14,625	(7,385)	1,749,971
Industrial Other	55,950	405	(839)	55,516
Transportation	48,887	1,873	(672)	50,088
Utilities	321,776	7,476	(1,737)	327,515
Total Corporate	3,444,091	36,542	(20,161)	3,460,472

Total trading fixed maturities	$ 3,838,732	$ 41,113	$ (23,792)	$ 3,856,053

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

The amortized cost and estimated fair value by maturity periods for fixed maturity investments are shown below.  Actual maturities may differ from contractual maturities on asset-backed and mortgage-backed securities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2007
	Amortized Cost	Fair Value
Maturities of available-for-sale fixed securities:
Due in one year or less	$ 688,385	$ 688,444
Due after one year through five years	2,051,688	2,047,417
Due after five years through ten years	3,201,896	3,121,793
Due after ten years	2,036,942	1,999,039
Subtotal – Maturities available-for-sale	7,978,911	7,856,693
ABS, CMO and MBS securities	3,869,486	3,646,537
Total Available-for-sale	$ 11,848,397	$ 11,503,230

Maturities of trading fixed securities:
Due in one year or less	$ 61,145	$ 59,773
Due after one year through five years	2,311,208	2,264,299
Due after five years through ten years	991,112	977,102
Due after ten years	188,847	189,000
Subtotal – Maturities of trading	3,552,312	3,490,174
ABS, CMO and MBS securities	385,776	376,837
Total Trading	$ 3,938,088	$ 3,867,011

Gross gains of $52.8 million, $39.2 million and $61.0 million and gross losses of $52.3 million, $92.3 million and $38.9 million were realized on the sale of fixed maturities for the years ended December 31, 2007, 2006 and 2005, respectively.

Fixed maturities with an amortized cost of approximately $12.0 million and $12.0 million at December 31, 2007 and 2006, respectively, were on deposit with federal and state governmental authorities as required by law.

As of December 31, 2007 and 2006, 96.0% and 96.5%, respectively, of the Company's fixed maturities were investment grade.  Investment grade securities are those that are rated "BBB" or better by nationally recognized rating organizations.  During 2007, 2006 and 2005, the Company incurred realized losses totaling $68.1 million, $6.3 million and $29.7 million, respectively, for other-than-temporary impairment of value of some of its fixed maturities.

The Company has made funding commitments of private placement bonds into the future.  The outstanding funding commitments for these private placement bonds amounted to $4.1 million at December 31, 2006.  There was not any outstanding commitment for these private placement bonds at December 31, 2007.

The Company had outstanding commitments with respect to funding of limited partnerships of approximately $34.9 million and $53.3 million at December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES

At December 31, 2007, the Company held $21.1 billion in invested assets and cash.  Of this balance, $15.4 billion was invested in fixed-maturity securities designated as either available-for-sale ($11.5 billion) or trading ($3.9 billion).  Of the $11.5 billion of available-for-sale fixed maturities, securities with a fair value of $7.0 billion were in an unrealized loss position totaling $511.8 million.  At December 31, 2007, 77% of securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.  The total unrealized loss position for such securities was $193.8 million.

In the available-for-sale fixed maturity portfolio, securities with a fair value of $511.1 million, representing 2.4% of the total invested asset balance, were comprised of below-investment-grade or not-rated securities.  Of the total of the securities that were below-investment-grade or not-rated at December 31, 2007, securities with a fair value of $286.5 million, representing 1.4% of the total invested asset balance, were in an unrealized loss position that totaled $42.3 million.  At December 31, 2007, 53.8% of these securities in an unrealized loss position, based on fair value, were securities with fair value to amortized cost percentages of greater than or equal to 90%.

The Company’s portfolio monitoring process is designed to identify securities that may be other-than-temporarily impaired.  The Company has a Credit Committee comprised of professionals from the investment and accounting functions that meets at least quarterly to review individual issues or issuers that may be of concern.  The process involves a quarterly screening of all impaired securities, with particular attention paid to identify those securities whose fair value to amortized cost percentages have been less than 80% for an extended period of time.  Additionally, the Company screens all sales transactions which generated realized losses in excess of $1.5 million and 10% of amortized cost in order to identify identical securities or issuers which the Company continues to hold.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be other-than-temporarily impaired.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial condition and its near term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

“Monitor List”- Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  As of December 31, 2007, securities with an amortized cost of $37.3 million and a fair value of $27.2 million were included on the Company’s Monitor List.

“Watch List”- Management has concluded that the fair value will increase enough to recover the Company’s amortized cost but that changes in issuer-specific facts and circumstances require continued monitoring during the quarter.  As of December 31, 2007, securities with an amortized cost of $65.5 million and a fair value of $56.4 million were included on the Company’s Watch List.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.

“Impaired List”- Management has concluded that the fair value will not increase enough to recover the Company’s amortized cost and an other-than-temporary-impairment charge is recorded to income or the security is sold and a realized loss is recorded as a charge to income.  Impairments are classified as either credit-related or interest-related.  The Company categorizes impairments as credit-related if there are current concerns regarding the issuers’ ability to pay all principal and interest amounts due, according to the contractual terms of the security or if the decline in fair value of the security is driven by issuer-specific credit events.  The Company characterizes impairments as interest-related if the depression in fair value of the security was due to changes in interest or general credit spread widening and for which the Company has determined it no longer has the intent or ability to hold a security until recovery to amortized cost.  For the year ended December 31, 2007, other-than-temporary impairments of $68.1 million were recorded as a charge to income.  Of this balance, $52 million was credit-related and $16.1 million was interest-related.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

At each balance sheet date, management also evaluates securities in an unrealized loss position and determines if the Company has the intent and ability to hold the securities until recovery.  If events or circumstances change, such as unexpected changes in the creditworthiness of the issuer, unanticipated changes in interest rates and/or credit spreads, changes in tax laws or accounting rules, changes in statutory capital requirements, or greater than expected liquidity needs, management will reconsider whether the Company has the intent and ability to hold a security until recovery.  If subsequent to the balance sheet date and due to an unexpected change in circumstances, the Company determines that it no longer intends to hold a security until recovery, a loss is recognized in net income in the period in which the intent to hold to recovery no longer exists.

There are inherent risks and uncertainties in management’s evaluation of securities for other-than-temporary impairment.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for other-than-temporary impairment.

The Company discontinues accruing income on all of its holdings for issuers that are in default.  Accrued income was not materially impacted by the termination of accrual accounting on these holdings for the year ended December 31, 2007.  The termination of accrual accounting on these holdings reduced previously accrued income by $0.6 million and $1.7 million for the years ended December 31, 2006 and 2005, respectively.  As of December 31, 2007 and 2006, the Company did not have any holding for issuers that were in default.  As of December 31, 2005, the fair market value of holdings for issuers in default was $24.4 million.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses

The following table shows the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturity investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that the individual securities had been in an unrealized loss position at December 31, 2007.

	Less Than Twelve Months		Twelve Months Or More		Total

Corporate Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 86,180	$ (1,459)	$ 23,229	$ (1,965)	$ 109,409	$ (3,424)
Capital Goods	179,854	(5,651)	36,728	(2,047)	216,582	(7,698)
Communications	213,084	(5,172)	165,027	(8,018)	378,111	(13,190)
Consumer Cyclical	349,363	(26,136)	185,094	(19,006)	534,457	(45,142)
Consumer Noncyclical	90,795	(1,114)	22,910	(1,324)	113,705	(2,438)
Energy	100,815	(1,682)	44,034	(1,610)	144,849	(3,292)
Finance	1,539,054	(106,524)	515,945	(46,080)	2,054,999	(152,604)
Industrial Other	50,543	(7,059)	12,981	(160)	63,524	(7,219)
Technology	41,379	(100)	13,278	(721)	54,657	(821)
Transportation	102,549	(2,883)	41,601	(2,178)	144,150	(5,061)
Utilities	225,892	(4,894)	235,342	(6,654)	461,234	(11,548)

Total Corporate	2,979,508	(162,674)	1,296,169	(89,763)	4,275,677	(252,437)

Non-Corporate
Asset Backed Securities	232,353	(29,887)	267,080	(41,819)	499,433	(71,706)
Collateralized Mortgage Obligations	1,027,142	(95,499)	934,327	(89,863)	1,961,469	(185,362)
Mortgage Backed Securities	25,960	(64)	190,905	(2,180)	216,865	(2,244)
U.S. Treasury & Agency Securities	6,517	(40)	-	-	6,517	(40)

Total Non-Corporate	1,291,972	(125,490)	1,392,312	(133,862)	2,684,284	(259,352)

Grand Total	$ 4,271,480	$ (288,164)	$ 2,688,481	$ (223,625)	$ 6,959,961	$ (511,789)

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The following table provides the fair value and gross unrealized losses of the Company’s available-for-sale fixed maturities investments, which were deemed to be temporarily impaired, aggregated by investment category, industry sector and length of time that individual securities have been in an unrealized loss position, at December 31, 2006:

	Less Than Twelve Months		Twelve Months Or More		Total

Corporate Securities	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Basic Industry	$ 7,750	$ (109)	$ 43,426	$ (3,073)	$ 51,176	$ (3,182)
Capital Goods	50,624	(399)	108,017	(3,574)	158,641	(3,973)
Communications	228,260	(4,389)	292,442	(19,688)	520,702	(24,077)
Consumer Cyclical	175,557	(3,380)	514,067	(25,219)	689,624	(28,599)
Consumer Noncyclical	138,379	(942)	33,801	(1,360)	172,180	(2,302)
Energy	75,777	(1,357)	43,064	(2,190)	118,841	(3,547)
Finance	482,642	(5,525)	874,370	(27,710)	1,357,012	(33,235)
Industrial Other	14,092	(15)	11,214	(614)	25,306	(629)
Technology	-	-	13,938	(852)	13,938	(852)
Transportation	30,905	(207)	111,423	(5,251)	142,328	(5,458)
Utilities	252,419	(3,303)	429,194	(14,422)	681,613	(17,725)

Total Corporate	1,456,405	(19,626)	2,474,956	(103,953)	3,931,361	(123,579)

Non-Corporate
Asset Backed Securities	139,558	(608)	388,329	(8,412)	527,887	(9,020)
Collateralized Mortgage Obligations	620,790	(4,296)	1,286,663	(38,303)	1,907,453	(42,599)
Mortgage Backed Securities	152,527	(661)	303,444	(6,700)	455,971	(7,361)
Foreign Government & Agency Securities	-	-	13,865	(283)	13,865	(283)
U.S. Treasury & Agency Securities	147,386	(2,026)	86,591	(2,001)	233,977	(4,027)

Total Non-Corporate	1,060,261	(7,591)	2,078,892	(55,699)	3,139,153	(63,290)

Grand Total	$2,516,666	$(27,217)	$ 4,553,848	$(159,652)	$7,070,514	$ (186,869)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2007 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities
Basic Industry	23	7	30
Capital Goods	41	15	56
Communications	63	55	118
Consumer Cyclical	93	54	147
Consumer Noncyclical	28	9	37
Energy	24	21	45
Finance	426	178	604
Industrial Other	14	3	17
Technology	7	2	9
Transportation	44	21	65
Utilities	69	66	135

Total Corporate	832	431	1,263

Non-Corporate
Asset Backed Securities	79	115	194
Collateralized Mortgage Obligations	383	351	734
Mortgage Backed Securities	14	202	216
U.S. Treasury & Agency Securities	2	-	2

Total Non-Corporate	478	668	1,146

Grand Total	1,310	1,099	2,409

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The following table provides the number of securities with gross unrealized losses, which were deemed to be temporarily impaired, at December 31, 2006 (not in thousands):

	Number of Securities Less Than Twelve Months	Number of Securities Twelve Months Or More	Total Number of Securities
Corporate Securities
Basic Industry	2	12	14
Capital Goods	9	15	24
Communications	22	64	86
Consumer Cyclical	28	57	85
Consumer Noncyclical	14	10	24
Energy	13	15	28
Finance	80	137	217
Industrial Other	3	2	5
Technology	-	3	3
Transportation	8	47	55
Utilities	39	55	94

Total Corporate	218	417	635

Non-Corporate
Asset Backed Securities	29	125	154
Collateralized Mortgage Obligations	139	328	467
Mortgage Backed Securities	200	288	488
Foreign Government & Agency Securities	-	3	3
U.S. Treasury & Agency Securities	10	25	35

Total Non-Corporate	378	769	1,147

Grand Total	596	1,186	1,782

The Company’s available-for-sale fixed maturity gross unrealized loss position as of December 31, 2007 was $324.9 million greater than at December 31, 2006.  The increase in unrealized losses was primarily due to general credit spread widening, partially offset by a decrease in interest rates.  Credit spreads widened primarily due to the deterioration of the sub-prime mortgage market and other liquidity disruptions, impacting the overall credit market.

Deterioration in the U.S. housing market, combined with tightened lending conditions and the market’s flight to quality securities, as well as the increased likelihood of a U.S. recession, also caused credit spreads to widen considerably.  The sectors and industries most significantly impacted include mortgage originators, home builders, financial lenders, residential and commercial mortgage backed investments, and other structured products, including consumer loan backed investments.

The sectors in the Company’s portfolio that recognized the largest unrealized losses were financial services, asset-backed and mortgage-backed securities.  As of December 31, 2007, there were 604 securities accounting for unrealized losses of $152.6 million in the Finance sector.   Of these unrealized losses, 83.4% were related to investment grade issues (rated AAA through BBB-).  As of December 31, 2007, there were 1,144 collateralized mortgage obligations, asset-backed and mortgage-backed securities accounting for unrealized losses of $259.4 million. Of the losses, 99.7% were related to investment grade issues (rated AAA through BBB-).  All securities held at December 31, 2007 were subject to the Company’s portfolio monitoring process.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Unrealized Losses (continued)

The Company has exposure to sub-prime and Alt-a residential mortgage-backed securities.  Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles.  Alt-A mortgage lending is the origination of residential mortgage loans to customers who have credit ratings above sub-prime, but do not conform to government sponsored standards.  The combination of these two categories of securities is considered below prime.  The Company is not an originator of residential mortgages.  The slowing U.S. housing market and relaxed underwriting standards of some originators of below-prime loans has recently led to higher delinquency and loss rates especially within the 2006 and 2007 vintage years.  Ninety-seven percent of the Company’s below-prime mortgage-backed securities, based upon fair value, were related to mortgages either issued before 2006 or having an AAA rating.  At December 31, 2007, the Company had exposure to residential sub-prime and Alt-a mortgages of $332.8 million and $176.2 million, respectively, representing approximately 2.4% of the Company's total invested assets.

Because securities issued by the same issuer with different CUSIP numbers typically have different investment characteristics, such as secured or unsecured, shorter or longer maturities, or different interest rates, management’s analyses of unrealized and realized losses are performed at the CUSIP number level.  The Company also considers the credit condition of issuers at the entity level and considers various issues affecting an issuer collectively as facts and circumstances warrant.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

OVERVIEW OF THE COMPANY’S INVESTMENT HOLDINGS AND PORTFOLIO MONITORING PROCESSES (continued)

Realized Losses

The sales of securities in the year ended December 31, 2007, which were in an unrealized loss position at the time of sale were primarily due to actual liquidity needs that were different from anticipated liquidity needs.  Management responded by selling certain securities that were in an unrealized gain position and by reconsidering the Company’s intent to hold certain securities that were in an unrealized loss position until recovery and selling them at a loss.  The objective of these sales was to keep the portfolio optimally balanced and diversified with respect to asset mix, interest rate risk, yield, duration, and credit quality.

During the year ended December 31, 2007, the Company recorded realized losses totaling $52.3 million on sales of securities with an aggregate fair value of $1.8 billion.  The average percentage of selling price to amortized cost was 97%.  The largest single trading loss during the year ended December 31, 2007, was $1.5 million.  $33.8 million of the realized losses were generated by individual losses of $0.5 million or less.

MORTGAGE LOANS AND REAL ESTATE

The Company invests in commercial first mortgage loans and real estate throughout the United States.  Investments are diversified by property type and geographic area.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (continued)

The carrying value of mortgage loans and real estate investments, net of applicable reserves and accumulated depreciation, was as follows:

	December 31,
	2007	2006

Total mortgage loans	$ 2,318,341	$ 2,273,176

Real estate:
Held for production of income	201,777	186,891
Total real estate	$ 201,777	$ 186,891

Total mortgage loans and real estate	$ 2,520,118	$ 2,460,067

Accumulated depreciation on real estate was $31.8 million and $27.2 million at December 31, 2007 and 2006, respectively.

The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, values are impaired or values are impaired but mortgages are performing, appropriate allowances for losses have been made.  The Company has impaired and impaired-but-performing mortgage loans totaling $3.3 million and $3.9 million at December 31, 2007 and 2006, respectively.

Activity for the investment valuation allowances was as follows:

	Balance at			Balance at
	January 1,	Additions	Subtractions	December 31,
2007
Mortgage loans	$ 3,928	$ -	$ (640)	$ 3,288

2006
Mortgage loans	$ 6,272	$ 400	$ (2,744)	$ 3,928

Mortgage loans and real estate investments comprise the following property types and geographic regions at December 31:

	2007	2006
Property Type:
Office building	$ 820,803	$ 864,486
Residential	369	115,822
Retail	1,067,483	998,291
Industrial/warehouse	306,769	310,346
Apartment	109,919	-
Other	218,063	175,050
Valuation allowances	(3,288)	(3,928)
Total	$ 2,520,118	$ 2,460,067

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (continued

	2007	2006
Geographic region:

Alabama	$ 9,387	$ 7,824
Alaska	6,000	3,041
Arizona	449	56,964
Arkansas	59,024	474
California	132,829	179,502
Colorado	39,276	32,294
Connecticut	13,133	15,016
Delaware	7,188	20,445
Florida	269,254	264,316
Georgia	68,371	86,510
Idaho	3,885	2,635
Illinois	47,521	47,777
Indiana	32,584	23,471
Iowa	325	364
Kansas	7,853	6,089
Kentucky	29,396	32,000
Louisiana	38,470	38,314
Maine	13,425	12,508
Maryland	72,659	58,318
Massachusetts	139,203	141,485
Michigan	20,649	15,522
Minnesota	41,909	40,259
Mississippi	3,959	770
Missouri	64,624	88,348
Montana	30,843	483
Nebraska	13,457	12,615
Nevada	5,987	7,304
New Hampshire	762	961
New Jersey	37,952	44,003
New Mexico	13,787	10,097
New York	345,887	313,204
North Carolina	39,453	44,866
North Dakota	1,920	2,150
Ohio	148,743	145,692
Oklahoma	8,811	4,900
Oregon	33,852	23,910
Pennsylvania	132,665	136,091
South Carolina	33,334	31,688
South Dakota	949	977
Tennessee	39,405	41,161
Texas	348,817	295,284
Utah	27,088	30,710
Virginia	14,070	16,825
Washington	76,767	77,525
West Virginia	4,730	4,874
Wisconsin	17,785	18,663
All other	24,969	25,766
Valuation allowances	(3,288)	(3,928)
Total	$ 2,520,118	$ 2,460,067

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

MORTGAGE LOANS AND REAL ESTATE (continued

At December 31, 2007, scheduled mortgage loan maturities were as follows:

2008	$ 32,168
2009	33,457
2010	38,630
2011	123,728
2012	84,449
Thereafter	2,005,909
Total	$ 2,318,341
Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced.

The Company has made funding commitments of mortgage loans on real estate and other loans into the future. The outstanding funding commitments for these mortgages amount to $17.8 million and $99.0 million at December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

SECURITIES LENDING

The Company is engaged in certain securities lending transactions, which require the borrower to provide collateral on a daily basis, in amounts in excess of 102% of the fair value of the applicable securities loaned.  The Company retains effective control over all loaned securities and, therefore, continues to report such loaned securities as fixed maturities in its consolidated balance sheet.

Cash collateral received on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral.  The fair value of collateral held and included in other invested assets was $533.5 million and $895.3 million at December 31, 2007 and 2006, respectively.  Fees earned on securities lending transactions were $2.2 million, $2.3 million and $1.9 million for the years ended December 31, 2007, 2006 and 2005, respectively.

LEVERAGED LEASES

The Company is an owner participant in a trust that is a lessor in a leveraged lease agreement entered into on October 21, 1994, under which equipment having an estimated economic life of 25-40 years was originally leased through a VIE for a term of 9.78 years.  During 2001, the lease term was extended until 2010.  The Company's equity investment in this VIE represented 8.33% of the partnership that provided 22.9% of the purchase price of the equipment.  The balance of the purchase price was furnished by third-party long-term debt financing, collateralized by the equipment, and is non-recourse to the Company.  At the end of the lease term, the master lessee may exercise a fixed price purchase option to purchase the equipment.  The leveraged lease is included as a part of other invested assets.

The Company's net investment in the leveraged lease is composed of the following elements:

	Year ended December 31,
	2007	2006
Lease contract receivable	$ 12,836	$ 18,631
Less: non-recourse debt	-	-
Net Receivable	12,836	18,631
Estimated value of leased assets	20,795	20,795
Less: unearned and deferred income	(4,304)	(6,506)
Investment in leveraged leases	29,327	32,920
Less: fees	(87)	(113)
Net investment in leveraged leases	$ 29,240	$ 32,807

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

DERIVATIVES

The Company uses derivative financial instruments for risk management purposes to hedge against specific interest rate risk, to alter investment rate exposures arising from mismatches between assets and liabilities, and to minimize the Company's exposure to fluctuations in interest rates, foreign currency exchange rates and general market conditions. The Company does not hold or issue any derivative instruments for trading purposes.

As a component of its investment strategy and to reduce its exposure to interest rate risk, the Company utilizes interest rate swap agreements.  Interest rate swap agreements are agreements to exchange with a counter-party interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments) based on an underlying principal balance (notional principal) as an economic hedge against interest rate changes. No cash is exchanged at the outset of the contract and no principal payments are made by either party.  A single net payment is usually made by one counter-party at each interest payment date. The net payment is recorded as a component of derivative income (loss). Because the underlying principal is not exchanged, the Company's maximum exposure to counter-party credit risk is the difference in payments exchanged.  The fair value of swap agreements is included with derivative instruments - receivable (positive position) or derivative instruments - payable (negative position) in the accompanying balance sheet.

The Company utilizes payer swaptions to hedge exposure to interest rate risk.  Swaptions give the buyer the option to enter into an interest rate swap per the terms of the original swaption agreement.  A premium is paid on settlement date and no further cash transactions occur until the positions expire.  At expiration, the swaption either cash settles for value, settles into an interest rate swap, or expires worthless per the terms of the original swaption agreement. Swaptions are carried at fair value which is included in derivative instruments - receivable (positive position) in the accompanying balance sheet and the change in value is offset to derivative income.

The Company utilizes over-the-counter (“OTC”) put options and exchange traded futures on the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”) ("S&P", "S&P 500", and "Standard & Poor's" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by the Company) and other indexes to hedge against stock market exposure inherent in the GMDB and living benefit features of the Company's variable annuities.  The Company also purchases OTC call options on the S&P 500 Index to economically hedge its obligation under certain fixed annuity contracts.  Options are carried at fair value and are included with derivative instruments - receivable in the Company’s balance sheet.

Standard & Poor’s indexed futures contracts are entered into for purposes of hedging fixed index products.  The interest credited on these 1-, 5-, 7- and 10-year term products is based on the changes in the S&P 500 Index.  On the trade date, an initial cash margin is exchanged.  Daily cash is exchanged to settle the daily variation margin and the offset is recorded in derivative income.

The Company issues annuity contracts that contain a derivative instrument that is embedded in the contract.  Upon issuing the contract, the embedded derivative is separated from the host contract (annuity contract) and is carried at fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

DERIVATIVES (continued)

From 2000 through 2002, the Company marketed GICs to unrelated third parties.  Each transaction is highly-individualized but typically involves the issuance of foreign currency denominated contracts backed by cross currency swaps or equity-linked cross currency swaps.  The combination of the currency swaps with interest rate swaps allows the Company to lock in U.S. dollar fixed rate payments for the life of the contract.

Included in derivative gains (losses) are gains (losses) on the translation of foreign currency denominated GIC liabilities of $45.5 million, $(90.2) million and $197.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

Beginning in 2005, the Company marketed GICs to unrelated third parties and entered into funding agreements and interest rate swaps as part of this guaranteed investment program.  The interest rate swaps allow the Company to lock in U.S. dollar fixed rate payments for the life of the contracts.

The Company does not employ hedge accounting.  The Company believes that its derivatives provide economic hedges and the cost of formally documenting hedge effectiveness in accordance with the provisions of SFAS No.133, “Accounting for Derivative Instruments,” is not justified.  As a result, all changes in the fair value of derivatives are recorded in the current period operations as a component of derivative income.

Net derivative (loss) income for the years ended December 31 consisted of the following:

	2007	2006	2005
Net expense on swap agreements	$6,943	$(7,749)	$(64,915)
Change in fair value of swap agreements (interest rate, currency, and equity)	(255,727)	8,392	101,320
Change in fair value of options, futures and embedded derivatives	55,660	8,446	(19,931)
Total derivative (losses) income	$(193,124)	$9,089	$16,474

The Company is required to pledge and receive collateral for open derivative contracts.  The amount of collateral required is determined by agreed upon thresholds with the counter-parties.  The Company currently pledges cash and U.S. Treasury bonds to satisfy this collateral requirement.  At December 31, 2007 and 2006, $132.9 million and $43.0 million, respectively, of fixed maturities were pledged as collateral and are included with fixed maturities.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows for the years ended December 31:

	2007
	Notional	Fair Value
	Principal	Asset
	Amounts	(Liability)

Interest rate swaps	$11,423,788	$(310,616)
Currency swaps	452,533	174,311
Credit Default Swaps	55,000	(6,915)
Equity swaps	71,656	19,361
Currency forwards	45	-
Futures	2,099,368	608
Swaptions	500,000	14
S&P 500 index call options	2,619,948	250,311
S&P 500 index put options	646,640	35,547

Total	$17,868,978	$162,621

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

4. INVESTMENTS (CONTINUED)

DERIVATIVES (continued)

	2006
	Notional	Fair Value
	Principal	Asset
	Amounts	(Liability)

Interest rate swaps	$10,759,984	$(84,860)
Currency swaps	488,377	169,618
Equity swaps	172,329	52,664
Currency forwards	3,570	2,493
Futures	1,008,792	(2,313)
Swaptions	1,500,000	1,428
S&P 500 index call options	4,166,184	337,441
S&P 500 index put options	1,103,502	16,879

Total	$19,202,738	$493,350

5. NET REALIZED INVESTMENT LOSSES AND GAINS

Net realized investment (losses) gains consisted of the following for the years ended December 31:

	2007	2006	2005

Fixed maturities	$ (4,107)	$ (53,120)	$ 21,873
Equity securities	395	519	(6)
Mortgage and other loans	780	1,543	614
Real estate		-	318
Other invested assets	(32)	(19)	12,741
Other than temporary impairments	(68,092)	(6,329)	(29,707)
Sales of previously impaired assets	10,008	12,895	11,092

Total	$ (61,048)	$ (44,511)	$ 16,925

6. NET INVESTMENT INCOME

Net investment income consisted of the following for the years ended December 31:

	2007	2006	2005

Fixed maturities	$ 863,779	$ 991,738	$ 921,803
Mortgages and other loans	153,228	135,515	103,253
Real estate	9,347	10,460	11,047
Policy loans	43,708	44,516	37,595
Other	44,426	38,858	55,245
Gross investment income	1,114,488	1,221,087	1,128,943
Less: Investment expenses	15,896	15,006	16,414
Net investment income	$ 1,098,592	$ 1,206,081	$ 1,112,529

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

7.  FAIR VALUE OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," excludes certain insurance liabilities and other non-financial instruments from its disclosure requirements.  The fair value amounts presented herein do not include the expected interest margin (interest earnings over interest credited) to be earned in the future on investment-type products or other intangible items.  Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value to the Company.  Likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31:

	2007		2006
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets:
Cash and cash equivalents	$ 1,169,701	$ 1,169,701	$ 578,080	$ 578,080
Fixed maturities	15,370,241	15,370,241	18,094,026	18,124,777
Equity securities	-	-	15,895	15,895
Mortgages	2,318,341	2,324,351	2,273,176	2,267,327
Derivative instruments -receivables	609,261	605,058	653,854	653,854
Policy loans	712,633	712,633	709,626	709,626
Separate accounts	24,996,603	24,996,603	21,060,255	21,060,255

Financial liabilities:
Contractholder deposit funds and other policy liabilities	15,716,209	14,060,467	19,428,625	18,051,332
Derivative instruments - payables	446,640	442,437	160,504	160,504
Long-term debt to affiliates	1,945,000	2,045,867	1,325,000	1,370,223
Partnership capital securities	-	-	607,826	630,751
Separate accounts	24,996,603	24,996,603	21,060,255	21,060,255

The following methods and assumptions were used by the Company in determining the estimated fair value of its financial instruments:

Interest receivable on the above financial instruments is stated at carrying value which approximates fair value.

Cash and cash equivalents: The fair values of cash and cash equivalents are estimated to be cost plus accrued interest.

Fixed maturities, short term investments, and equity securities: The Company determines the fair value of its publicly traded fixed maturities using four primary pricing methods: third-party pricing services, independent dealer quotes, pricing matrices, and pricing models.  Prices are first sought from third-party pricing services; the remaining unpriced securities are priced using one of the remaining three methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing matrices and models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Investments (continued):  Structured securities, such as CMOs, CMBS, and ABS, are priced using a matrix, fair value model or independent broker quotations.  CMBS securities, which are a subset of the Company's CMO holdings, are priced using the last sale price of the day or a broker quote, if no sales were transacted that day.  Other CMOs and ABS are priced using matrices, models and independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, MBS, CMBS, and CMOs.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately placed fixed maturities, fair values are estimated using matrices, which take into account credit spreads for publicly traded securities of similar credit risk, maturity, prepayment and liquidity characteristics.  A portion of privately placed fixed maturities are also priced using market prices or dealer quotes.  The fair values of mortgages are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

The fair value of equity securities are based on quoted market prices.  Equity securities are included as a component of other invested assets.

Mortgages: The fair values of mortgage and other loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivative instruments, receivables and payables: The fair values of swaps are based on current settlement values.  The current settlement values are based on dealer quotes and market prices.  Fair values for options and futures are based on dealer quotes and market prices.

Policy loans: Policy loans are stated at unpaid principal balances, which approximate fair value.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

7. FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Separate accounts, assets and liabilities: The estimated fair value of assets held in separate accounts is based on quoted market prices.  The fair value of liabilities related to separate accounts is the amount payable on demand, which excludes surrender charges.

Contractholder deposit funds and other policy liabilities: The fair values of the Company's general account insurance reserves and contractholder deposits under investment-type contracts (insurance, annuity and pension contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for all contracts being valued. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated market value.  The fair values of other deposits with future maturity dates are estimated using discounted cash flows.  The fair values of S&P 500 Index and other equity linked embedded derivatives are produced using standard derivative valuation techniques.  GMABs or GMWBs are considered to be derivatives under SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities,” and are included in contractholder deposit funds.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.

Long term debt: The fair value of notes payable and other borrowings are estimated using discounted cash flow analyses based upon the Company's current incremental borrowing rates for similar types of borrowings.

8. REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability from this contingency is unlikely.  A brief discussion of the Company’s reinsurance agreements by business segment follows.  (Also, see Note 16 for additional information on the Company's business segments.)

Wealth Management Segment

The Wealth Management Segment manages a closed block of single premium whole life (“SPWL”) insurance policies, a retirement-oriented tax-advantaged life insurance product.  The Company discontinued sales of SPWL’s in response to certain tax law changes in the 1980s.  The Company had SPWL policyholder balances of approximately $1.6 billion and $1.6 billion as of December 31, 2007 and 2006, respectively.  On December 31, 2003, this entire block of business was reinsured on a funds withheld basis with SLOC, an affiliate.

By reinsuring the SPWL policies, the Company reduced net investment income by $78.2 million, $97.0 million and $82.7 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The reduction of net investment income resulting from interest paid on funds withheld includes the impact from net investment income, net derivative (loss) income and net realized investment gains.  The Company also reduced interest credited by $73.0 million, $76.0 million and $57.5 million for the years ended December 31, 2007, 2006 and 2005, respectively.  In addition, the Company increased net investment income, relating to an experience rating refund under the reinsurance agreement with SLOC, by $8.9 million, $13.0 and $13.1 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The liability for the SPWL policies is included in contractholder deposit funds and other policy liabilities.

Individual Protection Segment

The Company has agreements with SLOC and several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain individual variable universal life, individual private placement variable universal life, bank owned life insurance (“BOLI”), and corporate owned life insurance (“COLI”) policies. These amounts are reinsured on either a monthly renewable or a yearly renewable term basis.  Fee income was reduced by $21.6 million, $37.8 million and $33.3 million for the years ended December 31, 2007, 2006 and 2005, respectively, to account for these agreements.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

8. REINSURANCE (CONTINUED)

Pursuant to a reinsurance agreement with SLOC that was effective November 8, 2007, Sun Life Vermont will fund AXXX reserves, attributable to certain UL policies sold by SLOC through its United States branch (the "Branch").  Sun Life Vermont is reinsuring, on a coinsurance basis, a 100% quota share of SLOC's risk on the UL policies covered under the reinsurance agreement.  New UL business will also be reinsured under this agreement.  Sun Life Vermont's obligations will be secured in part through a reinsurance trust and in part on a funds-withheld basis.  On November 8, 2007 pursuant to reinsurance agreement, the Company recorded total assets of $576.9 million, including a funds withheld reinsurance receivable of $551.8 million, deferred costs of $22.4 million, and other assets of $2.8 million.  Total liabilities assumed on November 8, 2007 of $576.9 million consisted of $553.7 million in contractholder deposit account value, $20.4 million in future contract and policy benefits, and other liabilities of $2.8 million.  As of December 31, 2007, Sun Life Vermont held assumed liabilities of $577.5 million of contractholder deposits and future contract and policy benefits of $23.7 million under the reinsurance agreement and a reinsurance payable to an affiliate of $33.1 million.  At December 31, 2007, Sun Life Vermont held assets consisting of a reinsurance receivable for funds withheld of $626.6 million, a reinsurance receivable for deferred costs of $22.3 million.  In addition, the reinsurance agreement has increased revenues by approximately $29.7 million, and increased expenses by $14.4 million for the year ended December 31, 2007.

Funds withheld assets comprised of trading bonds, mortgages and derivatives, amounting to $626.6 million are being held in a separate trust account for the protection of policyholders and claimants of the Branch.  The assets of the trust are managed by SLOC with all of the investment returns, net of expenses, inuring to the Company.  The funds withheld asset is reported in reinsurance receivable.  The coinsurance treaty with funds withheld gives rise to an embedded derivative requiring that it be separated from the host reinsurance contract.  The fair value of the embedded derivative at December 31, 2007 was a $3.1 million liability.  The $3.1 million loss is included in net derivative income.

Effective December 31, 2007, SLNY entered into a reinsurance agreement with SLOC under which SLOC will fund AXXX reserves, attributable to certain UL policies sold by SLNY.  Under this agreement SLNY ceded, and SLOC assumed, on a funds withheld 90% coinsurance basis certain inforce policies at December 31, 2007.  Future new business will also be reinsured under this agreement.  Under the agreement, SLNY ceded $63.1 million of policyholder balances, received a ceding commission of $54.2 million, recorded a funds withheld payable to SLOC of $71.6 million, and recorded a deferred gain of $45.7 million.

Group Protection Segment

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure amounts above $0.7 million per claim for group life contracts ceded by the Company.

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY’s group stop loss contracts.  Under this agreement, certain stop loss benefits are reinsured on a yearly renewable term basis. The agreement provides that the unrelated company will reinsure specific claims for amounts above $1.0 million per claim for stop loss contracts ceded by SLNY.  The retention limit was raised to $1.5 million for policies sold or renewed on or after January 1, 2006.

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of SLNY’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits are reinsured on a yearly renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $4,000 per claim per month for long-term disability contracts ceded by SLNY.  The retention limit was raised to $9,000 per claim per month for claims incurred or after January 1, 2006.

The Company, through its subsidiary, SLNY, has an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.

The Company, through its subsidiary, SLNY, has an agreement, effective May 31, 2007, to assume the net risks of SLHIC’s New York issued contracts.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

8. REINSURANCE (CONTINUED)

The effects of reinsurance were as follows:

	For the Years Ended December 31,
	2007	2006	2005
Premiums and annuity considerations:
Direct	$ 62,645	$ 61,713	$ 54,915
Assumed - Affiliated	50,986	-	-
Ceded - Affiliated	(25)	(7)	-
Ceded - Non affiliated	(2,990)	(2,514)	(2,933)
Net premiums and annuity considerations:	$ 110,616	$ 59,192	$ 51,982

Policyowner benefits:
Direct	$ 260,008	$ 197,872	$ 225,936
Assumed - Affiliated	30,430	-	-
Ceded - Affiliated	(27,620)	(34,524)	(34,061)
Ceded - Non-affiliated	(33,333)	(6,378)	(4,862)
Net policyowner benefits:	$ 229,485	$ 156,970	$ 187,013

Commission and expense:
Direct	5,617	25,175	12,149
Assumed – Affiliated	7,521	-	-
Ceded - Affiliated	(502)	(200)	(602)
Net commission and expense	12,636	24,975	11,547

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS

The Company sponsors three non-contributory defined benefit pension plans for its employees and certain affiliated employees.  These plans are the staff qualified pension plan (“retirement plan”), the agents’ qualified pension plan (“agents’ pension plan”) and the staff nonqualified pension plan (“UBF plan”). Expenses are allocated to participating companies based in a manner consistent with the allocation of employee compensation expenses.  The Company's funding policies for the two qualified pension plans are to contribute amounts which at least satisfy the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").  Most pension plan assets consist of separate accounts of SLOC or other insurance company contracts.

Prior to 2006 the Company participated in the UBF plan which was sponsored by SLOC and expensed the portion of the plan cost that was allocated to the Company.  Effective January 1, 2006 the plan was divided, with the Company taking over the benefit obligation and the associated unrecognized gain/loss and prior service cost/credit.  The Company has included the allocated projected benefit obligation (“PBO”) in a separate line in the PBO reconciliation, and accounted for the plan as the Company’s own from that point forward.

The Company uses a measurement date of September 30 for its pension and other post retirement benefit plans.

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the retirement plan including the following:

(a) To provide that no one shall become a participant in the plan after December 31, 2005;

(b) To freeze accruals under the plan as of December 31, 2005 for all participants except (i) those participants (x) who are at least age 50 and whose age plus service on January 1, 2006 equals or exceeds 60 and (y) who in 2005 chose to continue their participation in the plan (“Grandfathered participants”), (ii) those participants who are receiving severance or termination payments on December 31, 2005 and (iii) those participants who are receiving amounts paid under the Long Term Disability plan sponsored by the Company on December 31, 2005;

Due to the retirement plan changes, a $1.9 million curtailment charge was recognized in 2005.

Other post retirement benefit plans have been amended as follows:

a) To provide retiree medical coverage where the retiree pays the entire cost of coverage equal to the cost paid by active employees unless the participant is a retiree as of December 31, 2005, a "Grandfathered employee," or a “Rule 75 employee.”

A "Grandfathered employee" shall mean an active employee (i) who retires on or after January 1, 2006 and (ii) who as of January 1, 2006 is at least age 55 with 15 or more years or service and whose age plus service is at least 75.

A "Rule 75 employee" shall mean an active employee (i) who is not a Grandfathered employee, ii) who retires on or after January 1, 2006, and (iii) who, when retires, is at least age 55 with 15 or more years of service and whose age plus service is at least 75.

For Grandfathered and Rule 75 employees, retiree medical coverage is provided at a reduced cost.

On September 29, 2006, the FASB issued SFAS No. 158, “Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans,” which amends SFAS No. 87 and SFAS No. 106 to require recognition of the overfunded or underfunded status of pension and other postretirement benefit plans on the balance sheet. Under SFAS No. 158, gains and losses, prior service costs and credits, and any remaining transition amounts under SFAS No. 87 and SFAS No. 106 that have not yet been recognized through net periodic benefit cost will be recognized in accumulated other comprehensive income, net of tax effects, until they are amortized as a component of net periodic cost.  The measurement date – the date at which the benefit obligation and plan assets are measured – is required to be the Company's fiscal year end.  SFAS No. 158 is effective for publicly-held companies for fiscal years ending after December 15, 2006, except for the measurement date provisions, which are effective for fiscal years ending after December 15, 2008.  The Company adopted the balance sheet recognition provisions of SFAS No. 158 at December 31, 2006 and will adopt the year end measurement date in 2008.  As of December 31, 2007, the adoption of SFAS No. 158 as not had a material impact on the Company’s financial condition or results of operations.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (CONTINUED)

Effective January 1, 2007, the agents’ pension plan was amended for a cost of living adjustment for eligible participants.

The following table sets forth the change in the retirement plan, agents’ pension plan and UBF plan projected benefit obligations and assets, as well as the plans’ funded status at December 31:

	2007	2006
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$ 261,380	$ 229,545
Other (uninsured benefit plan split)	-	28,118
Service cost	4,108	6,024
Interest cost	15,754	15,064
Actuarial gain	(11,210)	(9,862)
Benefits paid	(8,577)	(7,509)
Plan Amendments	1,302	-
Projected benefit obligation at end of year	$ 262,757	$ 261,380

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ 269,712	$ 252,096
Other	(262)	(496)
Actual return on plan assets	30,951	25,621
Benefits paid	(8,577)	(7,509)
Fair value of plan assets at end of year	$ 291,824	$ 269,712

Information on the funded status of the plan:
Funded status	$ 29,067	$ 8,332
4th quarter contribution	(710)	(1,108)
Prepaid benefit cost	$ 28,357	$ 7,224

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (CONTINUED)

The accumulated benefit obligation for the retirement plan, agents’ pension plan and UBF plan at December 31, 2007 and 2006 was $253.6 million and $249.4 million, respectively.

Amounts recognized in the Company’s Consolidated Balance Sheets for the retirement plan, agents’ pension plan and UBF plan consist of the following as of December 31:

	2007	2006
Other assets	$ 59,423	$ 38,345
Other liabilities	(31,066)	(31,121)
	$ 28,357	$ 7,224

Amounts recognized in the Company’s Accumulated Other Comprehensive Income (“AOCI”) consist of the following:

	2007	2006

Net actuarial gain	$ (22,103)	$ (1,923)
Prior service cost	4,529	3,564
Transition asset	(6,206)	(8,299)
	$ (23,780)	$ (6,658)

The retirement plan and agent’s pension plan are overfunded at December 31, 2007 and 2006. The funded status of the UBF plan as of December 31, 2007 and 2006 was as follows:

	2007	2006

Plan assets	$ -	$ -
Less: Projected benefit obligations	27,277	27,209
Funded status	$ (27,277)	$ (27,209)

Accumulated benefit obligation	$ 25,138	$ 24,084

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9.  RETIREMENT PLANS (CONTINUED)

The following table sets forth the components of the net periodic benefit cost and the Company’s share of net periodic benefit costs related to the retirement plan, agents’ plan, and UBF plan for the years ended December 31:

	2007	2006	2005

Components of net periodic benefit cost:
Service cost	$ 4,108	$ 6,024	$ 10,948
Interest cost	15,754	15,065	13,839
Expected return on plan assets	(21,874)	(21,672)	(20,092)
Amortization of transition obligation asset	(2,093)	(2,093)	(3,051)
Amortization of prior service cost	337	266	855
Curtailment loss	-	-	1,856
Recognized net actuarial (gain) loss	(107)	437	1,918
Net periodic benefit cost (benefit)	$ (3,875)	$ (1,973)	$ 6,273
The Company’s share of net periodic benefit cost	$ (3,875)	$ (1,973)	$ 4,116

Prior to becoming the plan sponsor of the UBF plan the cost allocated to the Company for its participation in the UBF Plan was $2.9 million for the year ended December 31, 2005.

Changes in the Company’s accumulated other comprehensive income related to the retirement plan, agents’ plan, and UBF plan for the following periods:

	2007	2006	2005

Net actuarial gain arising during the year	$ (20,287)	$ (1,923)	$ -
Net actuarial gain recognized during the year	107	-	-
Prior service cost arising during the year	1,302	3,564	-
Prior service cost recognized during the year	(337)	-	-
Transition asset recognized during the year	2,093	-	-
Transition asset arising during the year	-	(8,299)
Change in effect of additional minimum liability	-	(2,834)	2,834
Total recognized in AOCI	$ (17,122)	$ (9,492)	$ 2,834

Total recognized in net periodic benefit cost and other comprehensive income	$ (20,997)	$ (11,465)	$ 9,107

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit costs in 2008 are as follows:

Actuarial gain	$ (792)
Prior service cost	337
Transition asset	(2,093)
Total	$ (2,548)

Assumptions

Weighted average assumptions used to determine benefit obligations for the retirement plan, agents’ pension plan, and UBF plan were as follows:

	Pension Benefits
	2007	2006	2005
Discount rate	6.35%	6.0%	5.8%
Rate of compensation increase	4.0%	4.0%	4.0%

Weighted average assumptions used to determine net benefit cost for the retirement plan, agents’ pension plan, and UBF plan were as follows:

	Pension Benefits
	2007	2006	2005

Discount rate	6.0%	5.8%	6.2%
Expected long term return on plan assets	8.25%	8.75%	8.75%
Rate of compensation increase	4.0%	4.0%	4.0%

Plan Assets

The asset allocation for the Company’s retirement plan and agents’ plan assets for 2007 and 2006 measurement, and the target allocation for 2008, by asset category, are as follows:

	Target Allocation	Percentage of Plan Assets
Asset Category	2008	2007	2006

Equity Securities	60%	65%	63%
Debt Securities	25	26	27
Commercial Mortgages	15	9	10
Total	100%	100%	100%

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

The target allocations were established to reflect the Company’s investment risk posture and to achieve the desired level of return commensurate with the needs of the fund.  The target ranges are based upon a three to five year time horizon and may be changed as circumstances warrant.

The portfolio of investments should, over a period of time, earn a gross annualized rate of return that:

1)	exceeds the assumed actuarial rate;
2)	exceeds the return of customized index created by combining benchmark returns in appropriate weightings based on an average asset mix of funds; and
3)	generates a real rate of return of at least 3% after inflation, and sufficient income or liquidity to pay retirement benefits on a timely basis.

Cash Flow

Due to the over funded status of the retirement plan and the agent’s pension plan, the Company will not be making contributions to those plans in 2008. The Company will be making a contribution of $1.3 million to the UBF plan in 2008.

The Company has estimated the following future benefit payments for the years 2008 through 2017:

Pension Benefits
2008	9,320
2009	9,991
2010	10,629
2011	11,531
2012	12,495
2013 to 2017	76,413

Savings and Investment Plan

The Company sponsors and participates in a savings account that qualifies under Section 401(k) of the Internal Revenue Code (“the 401(k) Plan”) for which substantially all employees of at least age 21 are eligible to participate at date of hire. Under the 401(k) Plan, the Company matches, up to specified amounts, the employees’ contributions to the plan.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

On September 21, 2005, the Board of Directors of the Company approved amendments pertaining to the 401(k) Plan including the following.

Effective January 1, 2006, the Savings and Investment Plan also includes a retirement investment account that qualifies under Section 401(a) of the Internal Revenue Code (“the RIA”).  The Company contributes a percentage of the participant’s eligible compensation determined under the following chart based on the sum of the participant’s age and service on January 1 of the applicable plan year.

Age Plus Service	Company Contribution
Less than 40	3%
At least 40 but less than 55	5%
At least 55	7%

For RIA participants who are at least age 40 on January 1, 2006 and whose age plus service on January 1, 2006 equals or exceeds 45, the Company also contributes to the RIA from January 1, 2006 through December 31, 2015, a percentage of the participant’s eligible compensation determined under the following chart based on the participant’s age and service on January 1, 2006.

	Service
Age	Less than 5 years	5 or more years
At least 40 but less than 43	3.0%	5.0%
At least 43 but less than 45	3.5%	5.5%
At least 45	4.5%	6.5%

For RIA participants who did not become participants in the retirement plan before January 1, 2006, the Company made a one-time RIA contribution in January 2006 based on their applicable percentage from the first chart above as of January 1, 2006 and their eligible compensation paid during the period beginning on their hire date and ending on December 31, 2005.

The amount of the 2007 employer contributions under the 401(k) Plan sponsorship for the Company and its affiliates was $21.8 million.  Amounts are allocated to affiliates based on their respective employees’ contributions.  The Company’s portion of the expense was $ 16.1 million, $10.8 million and $4.6 million for the years ended December 31, 2007, 2006 and 2005, respectively.  The Company’s 2005 contribution includes a $1.6 million accrued retroactive adjustment related to the January 1, 2006 amendments to the 401(k) Plan.  This retroactive adjustment was funded in 2006.

Other Post-Retirement Benefit Plans

The Company sponsors a post-retirement benefit plan for its employees and certain affiliates employees providing certain health, dental and life insurance benefits (“post-retirement benefits”) for retired employees and dependents (the “Retirement Plan”).  Expenses are allocated to participating companies based on the number of participants.  Substantially all employees of the participating companies may become eligible for these benefits if they reach normal retirement age while working for the Company, or retire early upon satisfying an alternate age plus service condition.  Life insurance benefits are generally set at a fixed amount.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

On May 31, 2007, as part of Sun Life Financial’s acquisition of EBG, the Company provided prior service credit under its retiree medical plan to the transferred EBG employees not currently eligible for those benefits under the corresponding Genworth plan.  Additionally, as part of the acquisition, the fair value of the liabilities assumed by the Company included the unfunded accumulated postretirement benefit obligation (“APBO”) attributable to the prior service cost associated with the transferred EBG employees.  The final purchase price was adjusted at May 31, 2007 to settle the unfunded APBO undertaken by the Company.

The following table sets forth the change in the post-retirement benefit plan’s obligations and assets, as well as the plans' funded status at December 31:

Change in benefit obligation:	2007	2006

Benefit obligation at beginning of year	$ 45,852	$ 51,300
Service cost	1,234	1,311
Interest cost	2,915	2,967
Actuarial loss (gain)	213	(7,220)
Benefits paid	(2,979)	(2,756)
Federal Subsidy	194	250
Unfunded APBO as a result of EBG acquisition	4,800	-
Benefit obligation at end of year	$ 52,229	$ 45,852

Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$ -	$ -
Employer contributions	2,979	2,756
Benefits paid	(2,979)	(2,756)
Fair value of plan assets at end of year	$ -	$ -

Information on the funded status of the plan:
Funded Status	$ (52,229)	$ (45,852)
4th quarter contribution	532	600
Unrecognized prior service cost	-	-
Accrued benefit cost	$ (51,697)	$ (45,252)

Amounts recognized in the Company’s Consolidated Balance Sheets for the post-retirement benefit plan consist of the following:

	2007	2006

Other liabilities	$ (51,697)	$ (45,252)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

Amounts recognized in the Company’ AOCI consist of the following:

	2007	2006

Net actuarial loss	$ 13,437	$ 14,070
Prior service credit	(4,551)	(5,080)
	$ 8,886	$ 8,990

The following table sets forth the components of the net periodic post-retirement benefit costs and the Company’s allocated share for the year ended December 31:

	2007	2006	2005
Components of net periodic benefit cost
Service cost	$ 1,234	$ 1,311	$ 1,333
Interest cost	2,915	2,967	2,994
Amortization of prior service cost	(529)	(529)	(241)
Recognized net actuarial loss	912	1,450	1,273
Net periodic benefit cost	$ 4,532	$ 5,199	$ 5,359

The Company’s share of net periodic benefit cost	$ 3,910	$ 4,501	$ 4,947

Changes in the Company’s AOCI for the following periods:

	2007	2006	2005

Net actuarial loss arising during the year	$ 279	$ 14,070	$ -
Net actuarial loss recognized during the year	(912)
Prior service cost arising during the year		(5,080)	-
Prior service cost recognized during the year	529
Total recognized in AOCI	$ (104)	$ 8,990	$ -

Total recognized in net periodic benefit cost and other comprehensive income	$ 3,806	$ 13,491	$ 4,947

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit costs in 2008 are as follows:

Actuarial loss	$ 916
Prior service credit	(529)
Transition (asset)/obligation	-
Total	$ 387

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

9. RETIREMENT PLANS (CONTINUED)

Assumptions

Weighted average assumptions used to determine benefit obligations were as follows:

	Other Benefits
	2007	2006	2005
Discount rate	6.35%	6.0%	5.8%

Weighted average assumptions used to determine net cost were as follows:

	Other Benefits
	2007	2006	2005
Discount rate	6.0%	5.8%	6.2%

In order to measure the post-retirement benefit obligation for 2007, the Company assumed a 9% annual rate of increase in the per capita cost of covered health care benefits.  In addition, medical cost inflation is assumed to be 9.5% in 2008 and assumed to decrease gradually to 5.00% for 2013 and remain at that level thereafter.  Assumed healthcare cost trend rates have a significant effect on the amounts reported for the health care plans.  A one-percentage point change in assumed health care cost trend rates would have the following effect:

	1- Percentage-Point	1- Percentage-Point
	Increase	Decrease
Effect on Post retirement benefit obligation	$ 4,570	$ (4,152)

Effect on total of service and interest cost	$ 397	$ (372)

The Company has estimated the following future benefit payments for the years 2008 through 2017:

	Other Benefits	Expected Federal Subsidy
2008	$ 3,146	$ 236
2009	3,309	246
2010	3,474	252
2011	3,638	258
2012	3,768	260
2013 to 2017	$ 20,479	$ 1,226

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES

The Company adopted FIN 48 on January 1, 2007.  FIN 48 establishes a comprehensive reporting model which addresses how a business entity should recognize, measure, present and disclose uncertain tax positions that the entity has taken or plans to take on a tax return.

As a result of the implementation of FIN 48, the Company recognized a decrease of $5.2 million in the liability for UTBs and related net interest, which was accounted for as an increase to its January 1, 2007 balance of retained earnings.  The liability for UTBs related to permanent and temporary tax adjustments, exclusive of interest, was $63.0 million and $54.1 million at December 31, 2007 and January 1, 2007, respectively.  Of the $63.0 million, $6.4 million represents the amount of UTBs that, if recognized, would favorably affect the Company’s effective income tax rate in future periods, exclusive of any related interest.  In addition, consistent with the provisions of FIN 48, the Company reclassified $56.6 million of income taxes from deferred tax liabilities to accrued expenses and taxes at December 31, 2007.

The net increase in the tax liability for UTBs of $8.9 million since the date of adoption resulted from the following:

Balance at January 1, 2007	$54,086
Gross increases related to tax positions in prior years	20,717
Gross decreases related to tax positions in prior years	(11,760)
Gross increases related to tax positions in current year	-
Settlements	-
Close of tax examinations/statutes of limitations	-

Balance at December 31, 2007	$63,043

The Company has elected on a prospective basis, with the adoption of FIN 48, to recognize interest and penalties accrued related to UTBs in interest expense.  The Company had accrued $10.8 million of gross interest as of January 1, 2007.  During the year ended December 31, 2007, the Company recognized an additional $2.0 million in gross interest related to UTBs.  The Company has not accrued any penalties.

While the Company expects the amount of unrecognized tax liabilities to change in the next twelve months, it does not expect the change to have a significant impact on its results of operations or financial position.

The Company files federal income tax returns and income tax returns in various state and local jurisdictions.  With few exceptions, the Company is no longer subject to examinations by the tax authorities in these jurisdictions for tax years before 2001.  In August 2006, the IRS issued a Revenue Agent’s Report for the Company’s tax years 2001 and 2002.  The Company is currently at the Appeals Division of the IRS ("Appeals") with respect to the tax years 2001 and 2002.  In the first quarter of 2007, the IRS commenced an examination of the Company’s U.S. federal income tax returns for the tax years 2003 and 2004.  This examination is anticipated to be completed by August 1, 2008. While the final outcome of the appeal and ongoing tax examinations is not determinable, the Company does not believe that any adjustments would be material to its financial position.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (CONTINUED)

The Company will file a consolidated return with SLC -U.S. Ops Holdings for the year ended December 31, 2007 as the Company did for the years ended December 31, 2006 and 2005. The Company’s subsidiaries, INDY and SLNY, will be included as part of the consolidation for the year ended December 31, 2007.  For the years ended December 31, 2006 and 2005, INDY and SLNY filed stand-alone federal income tax returns.  Sun Life Vermont, a new subsidiary in 2007, will also be included as part of the consolidated return for the year ended December 31, 2007.  A summary of the components of income tax expense (benefit) in the consolidated statements of income for the years ended December 31 is as follows:

	2007	2006	2005
Income tax (benefit) expense:
Current	$(108,526)	$(5,792)	$11,237
Deferred	84,668	4,180	28,852

Total income tax (benefit) expense	$(23,858)	$(1,612)	$40,089

Federal income taxes attributable to the Company’s consolidated operations are different from the amounts determined by multiplying income before federal income taxes by the expected federal income tax rate at 35%. The Company's effective rate differed from the federal income tax rate as follows:

	2007	2006	2005

Expected federal income tax expense	$407	$26,838	$60,210
Low income housing credit	(5,490)	(6,225)	(5,947)
Separate account dividend received deduction	(11,988)	(13,090)	(10,150)
Prior year adjustments/settlements	932	(8,396)	(2,802)
FIN 48 adjustments/settlements	(6,375)	-	-
Other items	(1,775)	(844)	(1,220)

Federal income tax (benefit) expense	(24,289)	(1,717)	40,091
State income tax expense (benefit)	431	105	(2)

Total income tax (benefit) expense	$(23,858)	$(1,612)	$40,089

The deferred income tax asset (liability) represents the tax effects of temporary differences between the carrying amounts of assets and liabilities used for financial reporting purposes and the amounts used for income tax purposes. The components of the Company's deferred tax assets and (liabilities) as of December 31 were as follows:

	2007	2006
Deferred tax assets:
Actuarial liabilities	$110,617	$128,848
Net operating loss	-	7,954
Investments, net	230,416	146,116
Total deferred tax assets	341,033	282,918

Deferred tax liabilities:
Deferred policy acquisition costs	(322,461)	(250,469)
Other	(2,627)	(28,852)
Total deferred tax liabilities	(325,088)	(279,321)

Net deferred tax asset	$15,945	$3,597

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

10. FEDERAL INCOME TAXES (CONTINUED)

The Company makes or receives payments under certain tax sharing agreements with SLC – U.S. Ops Holdings.  Under these agreements, such payments are determined based on the Company’s stand-alone taxable income (as if it were filing as a separate company) and based upon the SLC - U.S. Ops Holdings’ consolidated group’s overall taxable position.  Sun Life Vermont is subject to an adjustment in the amount payable or receivable under its Tax Allocation Agreement to the extent of a subsequent change in its stand-alone taxable income.  Sun Life Vermont is not required to pay SLC – U.S. Ops Holdings for changes in the consolidated federal tax liability that may result from changes in the timing of the utilization of Sun Life Vermont’s losses in the consolidated federal tax return.  The Company received income tax refunds of $16.2 million and $32.0 million in 2007 and 2005, respectively, and made income tax payments of $22.7 million in 2006.

11.  LIABILITY FOR UNPAID CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claims adjustment expenses, which is related to the Company’s group life, group disability insurance, group dental and stop loss products is summarized below:

	2007	2006

Balance at January 1	$ 36,689	$ 33,141
Less reinsurance recoverable	(5,906)	(5,886)
Net balance at January 1	30,783	27,255
Incurred related to:
Current year	96,377	26,644
Prior years	(1,805)	(1,294)
Total incurred	94,572	25,350
Paid losses related to:
Current year	(47,531)	(14,881)
Prior years	(8,867)	(6,941)
Total paid	(56,398)	(21,822)

Balance at December 31	74,878	36,689
Less reinsurance recoverable	(5,921)	(5,906)

Net balance at December 31	$ 68,957	$ 30,783

The Company regularly updates its estimates of liabilities for unpaid claims and claims adjustment expenses as new information becomes available and events occur which may impact the resolution of unsettled claims.   Changes in prior estimates are recorded in results of operations in the year such changes are made.

As a result of changes in estimates of insured events in prior years, the liability for unpaid claims and claims adjustment expense decreased by $1.8 million and $1.3 million in 2007 and 2006, respectively.  The favorable development experienced in both years was driven mainly by better than expected loss experience in group life.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES

The major provisions of AICPA SOP 03-1 that affect the Company require:

o	Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts;
o	Deferral of sales inducements that meet certain criteria, and amortization using the same method used for DAC; and,
o	Reporting and measuring the Company’s interest in its separate accounts as investments.

The Company offers various guarantees to certain policyholders including a return of no less than (a) total deposits made on the contract adjusted for any customer withdrawals, (b) total deposits made on the contract adjusted for any customer withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death, upon annuitization, or at specified dates during the accumulation period of an annuity.

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2007:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 17,771,546	$ 1,318,150	66.4
Minimum Income	$ 343,853	$ 43,233	60.3
Minimum Accumulation or Withdrawal	$ 5,321,780	$ 4,204	62.4

The table below represents information regarding the Company’s variable annuity contracts with guarantees at December 31, 2006:

Benefit Type	Account Balance	Net Amount at Risk [1]	Average Attained Age
Minimum Death	$ 16,848,818	$ 1,612,783	66.4
Minimum Income	$ 387,699	$ 56,526	60.0
Minimum Accumulation or Withdrawal	$ 3,068,060	$ 41	61.9

1 Net amount at risk represents the difference between guaranteed benefits and account balance.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2007:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2007	$ 39,923	$ 1,448	$ 41,371

Benefit Ratio Change / Assumption Changes	3,016	9,206	12,222
Incurred guaranteed benefits	24,841	704	25,545
Paid guaranteed benefits	(30,158)	(6,613)	(36,771)
Interest	2,051	72	2,123

Balance at December 31, 2007	$ 39,673	$ 4,817	$ 44,490

The following roll-forward summarizes the change in reserve for the GMDBs and GMIBs for the year ended December 31, 2006:

	Guaranteed Minimum Death Benefit	Guaranteed Minimum Income Benefit	Total
Balance at January 1, 2006	$ 41,749	$ 3,000	$ 44,749

Benefit Ratio Change / Assumption Changes	(6,594)	(925)	(7,519)
Incurred guaranteed benefits	51,255	383	51,638
Paid guaranteed benefits	(49,242)	(1,153)	(50,395)
Interest	2,755	143	2,898

Balance at December 31, 2006	$ 39,923	$ 1,448	$ 41,371

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

12.  LIABILITIES FOR CONTRACT GUARANTEES (CONTINUED)

The liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments.  The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges.  The benefit ratio may be in excess of 100%.  For guarantees in the event of death, benefits represent the current guaranteed minimum death payments in excess of the current account balance.  For guarantees at annuitization, benefits represent the present value of the minimum guaranteed annuity benefits in excess of the current account balance.

Projected benefits and assessments used in determining the liability for contract guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected future gross profits.  Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based upon factors such as eligibility conditions and the annuitant’s attained age.

The liability for guarantees is re-evaluated regularly, and adjustments are made to the liability balance through a charge or credit to policyholder benefits.

Guaranteed minimum accumulation benefits (“GMABs”) and withdrawal benefits (“GMWBs”) are considered to be derivatives under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," and are recorded at fair value through earnings.  The fair value of the embedded derivatives is calculated stochastically using risk neutral scenarios over a fifty-year projection.  Policyholder assumptions are based on experience studies and industry standards.  The net balance of GMABs and GMWBs constituted (a liability) an asset in the amount of $(37.4) million and $8.4 million at December 31, 2007 and 2006, respectively.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

13. DEFERRED POLICY ACQUISITION COSTS (DAC)

The changes in DAC for the years ended December 31 were as follows:

	5. 2007	6. 2006
Balance at January 1	$1,234,206	$1,341,377
Acquisition costs deferred	356,087	264,648
Amortized to expense during the year	(169,799)	(391,585)
Adjustment for unrealized investment losses during the year	182,903	19,766
Balance at December 31	$1,603,397	$1,234,206

14. VALUE OF BUSINESS AND CUSTOMER RENEWALS ACQUIRED

The changes in VOBA and customer renewals acquired for the years ended December 31 were as follows:

	7. 2007	8. 2006
Balance at January 1	$47,744	$53,670
Amount capitalized due to acquisition of new business	23,854	-
Amortized to expense during the year	(19,322)	(7,597)
Adjustment for unrealized investment (gains) losses during the year	(470)	1,671
Balance at December 31	$51,806	$47,744

Additions to VOBA and customer renewals acquired were a result of the SLHIC to SLNY asset transfer, as described in Footnote 1.  VOBA transferred was $7.6 million and the value of customer renewals transferred was $16.2 million.

15. CONSOLIDATING FINANCIAL INFORMATION

The following consolidating financial statements are provided in compliance with Regulation S-X of the U.S. Securities and Exchange Commission (the “SEC”) and in accordance with SEC Rule 12h-5.

The Company’s wholly-owned subsidiary, SLNY, sells, among other products, combination fixed and variable annuity contracts (the “contracts”) in the State of New York.  These contracts contain a fixed investment option, where interest is paid at a guaranteed rate for a specified period of time, and withdrawals made before the end of the specified period may be subject to a market value adjustment that can increase or decrease the amount of the withdrawal proceeds (the “fixed investment option period”).  Effective September 27, 2007, the Company provided a full and unconditional guarantee (the “guarantee”) of SLNY’s obligation related to SLNY contracts’ fixed investment option period related to policies currently in-force or sold on or after September 30, 2007.  The guarantee relieves SLNY of its obligation to file annual, quarterly, and current reports with the SEC on Form 10-K, Form 10-Q and Form 8-K.

In the following presentation of consolidating financial statements, the term "SLUS as Parent" is used to denote the Company as a stand-alone entity, isolated from its subsidiaries and the term "Other Subs" is used to denote the Company's other subsidiaries, with the exception of SLNY.  All consolidating financial statements are presented in thousands.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)
                              Consolidating Statements of Income                             For the year ended December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$15,330	$95,286	$-	$-	$110,616
Net investment income	941,185	94,309	63,098	-	1,098,592
Net derivative loss	(185,682)	(3,967)	(3,475)	-	(193,124)
Net realized investment losses	(57,547)	(3,487)	(14)	-	(61,048)
Fee and other income	445,248	26,648	8,008	-	479,904
Subordinated notes early redemption premium	-	-	25,578	-	25,578

Total revenues	1,158,534	208,789	93,195	-	1,460,518

Benefits and Expenses

Interest credited	571,309	51,390	7,124	-	629,823
Interest expense	75,052	74	26,406	-	101,532
Policyowner benefits	155,903	69,309	4,273	-	229,485
Amortization of DAC and VOBA	165,666	19,921	3,534	-	189,121
Other operating expenses	238,810	37,061	7,944	-	283,815
Partnership capital securities early redemption payment	-	-	25,578	-	25,578

Total benefits and expenses	1,206,740	177,755	74,859	-	1,459,354

(Loss) income before income tax (benefit) expense	(48,206)	31,034	18,336	-	1,164

Income tax (benefit) expense	(40,222)	10,231	6,133	-	(23,858)
Equity in the net income of subsidiaries	33,006	-	1,811	(34,817)	-

Net income	$25,022	$20,803	$14,014	$(34,817)	$25,022

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

Consolidating Statements of Income
 For the year ended December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$20,870	$38,322	$-	$-	$59,192
Net investment income	1,049,425	97,365	59,784	(493)	1,206,081
Net derivative income	8,596	-	-	493	9,089
Net realized investment losses	(38,327)	(6,081)	(103)	-	(44,511)
Fee and other income	375,144	21,083	2,395	-	398,622

Total revenues	1,415,708	150,689	62,076	-	1,628,473

Benefits and Expenses

Interest credited	573,178	56,379	3,848	-	633,405
Interest expense	79,637	-	51,157	8	130,802
Policyowner benefits	126,393	29,257	1,320	-	156,970
Amortization of DAC and VOBA	380,760	18,422	-	-	399,182
Other operating expenses	207,903	22,988	551	(8)	231,434

Total benefits and expenses	1,367,871	127,046	56,876	-	1,551,793

Income before income tax expense	47,837	23,643	5,200	-	76,680

Income tax (benefit) expense	(10,495)	7,410	1,473	-	(1,612)
Equity in the net income of subsidiaries	19,960	-	3,096	(23,056)	-

Net income	$78,292	$16,233	$6,823	$(23,056)	$78,292

1.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

                      Consolidating Statements of Income
                       For the year ended December 31, 2005

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Revenues

Premiums and annuity considerations	$19,735	$32,247	$-	$-	$51,982
Net investment income	958,397	94,264	59,599	269	1,112,529
Net derivative income	16,743	-	-	(269)	16,474
Net realized investment gains (losses)	20,924	(4,086)	87	-	16,925
Fee and other income	346,449	13,578	2,248	-	362,275

Total revenues	1,362,248	136,003	61,934	-	1,560,185

Benefits and Expenses

Interest credited	567,028	69,641	833	-	637,502
Interest expense	72,122	-	51,157	-	123,279
Policyowner benefits	161,350	25,663	-	-	187,013
Amortization of DAC and VOBA	234,330	9,491	-	-	243,821
Other operating expenses	172,753	23,489	301	-	196,543

Total benefits and expenses	1,207,583	128,284	52,291	-	1,388,158

Income before income tax expense, and minority interest share of loss	154,665	7,719	9,643	-	172,027

Income tax expense	34,757	2,278	3,054	-	40,089
Equity in the net income of subsidiaries	12,030	-	3,074	(15,104)	-
Minority interest share of loss	(1,214)	-	-	-	(1,214)

Net income	$133,152	$5,441	$9,663	$(15,104)	$133,152

1.

 SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

         Consolidating Balance Sheets at December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturities at fair value	$10,157,376	$1,288,568	$57,286	$-	$11,503,230
Trading fixed maturities at fair value	3,288,671	-	578,340	-	3,867,011
Investment in subsidiaries	559,851	-	-	(559,851)	-
Mortgage loans	2,146,286	170,205	1,850	-	2,318,341
Derivative instruments – receivable	609,261	-	-	-	609,261
Limited partnerships	164,464	-	-	-	164,464
Real estate	157,147	-	44,630	-	201,777
Policy loans	686,099	118	26,416	-	712,633
Other invested assets	499,538	69,138	-	-	568,676
Cash and cash equivalents	415,494	65,901	688,306	-	1,169,701
Total investments and cash	18,684,187	1,593,930	1,396,828	(559,851)	21,115,094

Accrued investment income	268,732	15,245	6,386	-	290,363
Deferred policy acquisition costs	1,469,976	118,126	15,295	-	1,603,397
Value of business and customer renewals acquired	35,735	16,071	-	-	51,806
Net deferred tax asset	171,899	-	-	(155,954)	15,945
Goodwill	658,051	45,167	5,611	-	708,829
Receivable for investments sold	2,796	615	71	-	3,482
Reinsurance receivable	1,937,814	123,214	648,221	-	2,709,249
Other assets	278,573	32,877	155,221	(154,672)	311,999
Separate account assets	23,996,463	929,008	71,132	-	24,996,603

Total assets	$47,504,226	$2,874,253	$2,298,765	$(870,477)	$51,806,767

LIABILITIES

Contractholder deposit funds and other policy liabilities	$16,361,329	$1,285,259	$615,981	$-	$18,262,569
Future contract and policy benefits	706,657	93,001	23,930	-	823,588
Payable for investments purchased	169,606	635	28,969	-	199,210
Accrued expenses and taxes	169,532	22,915	85,290	(154,672)	123,065
Deferred tax liability	-	1,045	154,909	(155,954)	-
Debt payable to affiliates	945,000	-	1,000,000	-	1,945,000
Reinsurance payable to affiliate	1,574,517	117,367	-	-	1,691,884
Derivative instruments – payable	446,508	-	132	-	446,640
Other liabilities	704,467	107,458	76,136	-	888,061
Separate account liabilities	23,996,463	929,008	71,132	-	24,996,603

Total liabilities	45,074,079	2,556,688	2,056,479	(310,626)	49,376,620

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	2,146,436	239,963	274,555	(514,518)	2,146,436
Accumulated other comprehensive loss	(92,403)	(11,924)	(1,333)	13,257	(92,403)
Retained earnings	369,677	87,426	(33,478)	(53,948)	369,677

Total stockholder’s equity	2,430,147	317,565	242,286	(559,851)	2,430,147

Total liabilities and stockholder’s equity	$47,504,226	$2,874,253	$2,298,765	$(870,477)	$51,806,767

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

   Consolidating Balance Sheets at December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company
ASSETS

Investments
Available-for-sale fixed maturities at fair value	$12,061,211	$1,463,043	$113,719	$-	$13,637,973
Trading fixed maturities at fair value	3,856,053	-	-	-	3,856,053
Subordinated note from affiliate held-to-maturity	-	-	600,000	-	600,000
Investment in subsidiaries	449,307	-	63,952	(513,259)	-
Mortgage loans	2,111,884	161,292	-	-	2,273,176
Derivative instruments – receivable	653,854	-	-	-	653,854
Limited partnerships	193,728	-	-	-	193,728
Real estate	157,281	-	29,610	-	186,891
Policy loans	672,553	139	36,934	-	709,626
Other invested assets	884,304	65,922	-	-	950,226
Cash and cash equivalents	513,190	54,231	10,659	-	578,080
Total investments and cash	21,553,365	1,744,627	854,874	(513,259)	23,639,607

Accrued investment income	266,141	15,125	9,952	-	291,218
Deferred policy acquisition costs	1,149,185	85,021	-	-	1,234,206
Value of business acquired	47,744	-	-	-	47,744
Net deferred tax asset	8,587	-	1,963	(6,953)	3,597
Goodwill	658,052	37,788	5,611	-	701,451
Receivable for investments sold	30,146	1,244	1,851	-	33,241
Reinsurance receivable	1,812,093	5,906	-	-	1,817,999
Other assets	136,406	15,146	1,678	-	153,230
Separate account assets	20,190,709	796,827	72,719	-	21,060,255

Total assets	$45,852,428	$2,701,684	$948,648	$(520,212)	$48,982,548

LIABILITIES

Contractholder deposit funds and other policy liabilities	$17,945,270	$1,437,396	$45,959	$-	$19,428,625
Future contract and policy benefits	696,012	54,100	-	-	750,112
Payable for investments purchased	210,668	5,735	2,062	-	218,465
Accrued expenses and taxes	141,607	-	213	2,875	144,695
Deferred tax liability	-	6,953	-	(6,953)	-
Debt payable to affiliates	1,325,000	-	-	-	1,325,000
Partnership capital securities	-	-	607,826	-	607,826
Reinsurance payable to affiliate	1,605,626	-	-	-	1,605,626
Derivative instruments – payable	160,504	-	-	-	160,504
Other liabilities	1,073,678	90,517	16,766	(2,875)	1,178,086
Separate account liabilities	20,190,709	796,827	72,719	-	21,060,255

Total liabilities	43,349,074	2,391,528	745,545	(6,953)	46,479,194

STOCKHOLDER’S EQUITY

Common stock	$6,437	$2,100	$2,542	$(4,642)	$6,437
Additional paid-in capital	2,143,408	239,963	185,529	(425,492)	2,143,408
Accumulated other comprehensive income	14,030	1,432	1,369	(2,801)	14,030
Retained earnings	339,479	66,661	13,663	(80,324)	339,479

Total stockholder’s equity	2,503,354	310,156	203,103	(513,259)	2,503,354

Total liabilities and stockholder’s equity	$45,852,428	$2,701,684	$948,648	$(520,212)	$48,982,548

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

                  Consolidating Statements of Cash Flow
                      For the year ended December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$25,022	$20,803	$14,014	$(34,817)	$25,022
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of discount and premiums	38,661	1,782	225	-	40,668
Amortization of DAC, VOBA and SIA	165,666	19,921	3,534	-	189,121
Depreciation and amortization	6,467	164	829	-	7,460
Net loss on derivatives	124,290	3,970	3,243	-	131,503
Net realized losses on available-for-sale investments	57,547	3,487	14	-	61,048
Changes in fair value of trading investments	89,159	-	(761)	-	88,398
Net realized gains on trading investments	(3,438)	-	(1,217)	-	(4,655)
Net change in unrealized and undistributed gains in private equity limited partnerships	(23,027)	-	-	-	(23,027)
Interest credited to contractholder deposits	571,309	51,390	7,124	-	629,823
Deferred federal income taxes	(114,110)	290	157,186	-	43,366
Equity in net income of subsidiaries	(33,006)	-	(1,811)	34,817	-
Changes in assets and liabilities:
DAC and VOBA additions	(304,466)	(56,650)	(18,825)	-	(379,941)
Accrued investment income	(2,591)	(120)	3,566	-	855
Net reinsurance receivable/payable	127,619	59	(94,517)	-	33,161
Future contract and policy benefits	3,184	39,436	23,930	-	66,550
Dividends received from subsidiaries	63,995	-	-	(63,995)	-
Other, net	(122,356)	4,931	(16,931)	-	(134,356)
Purchases of trading fixed maturities, net of sales	475,340	-	(576,176)	-	(100,836)

Net cash provided by operating activities	1,145,265	89,463	(496,573)	(63,995)	674,160

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	3,847,569	337,825	67,386	-	4,252,780
Mortgage loans	314,620	40,526	-	-	355,146
Other invested assets	669,930	24	960	(3,231)	667,683
Redemption of subordinated note from affiliate	-	-	600,000	-	600,000
Purchases of:
Available-for-sale fixed maturities	(2,366,255)	(205,932)	14,346	-	(2,557,841)
Mortgage loans	(348,256)	(49,460)	(1,850)	-	(399,566)
Real estate	(3,590)	-	(15,849)	-	(19,439)
Other invested assets	(57,864)	(3,231)	-	3,231	(57,864)
Net change in other investing activities	(365,012)	3,231	-	-	(361,781)
Net change in policy loans	(13,546)	21	10,518	-	(3,007)
Early redemption premium	-	-	25,578	-	25,578

Net cash provided by investing activities	$1,677,596	$123,004	$701,089	$-	$2,501,689

22. Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

      Consolidating Statements of Cash Flow (continued)
                     For the year ended December 31, 2007

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$1,725,614	$180,702	$18,468	$-	$1,924,784
Withdrawals from contractholder deposit funds	(4,132,822)	(388,199)	(12,384)	-	(4,533,405)
Repayments of debt	(380,000)	-	(600,000)	-	(980,000)
Issuance of debt	-	-	1,000,000	-	1,000,000
Dividends paid to parent	-	-	(63,995)	63,995	-
Early redemption payment	-	-	(25,578)	-	(25,578)
Additional capital contributed to subsidiaries	(156,620)	-	156,620	-	-
Other, net	23,271	6,700	-	-	29,971

Net cash used in financing activities	(2,920,557)	(200,797)	473,131	63,995	(2,584,228)

Net change in cash and cash equivalents	(97,696)	11,670	677,647	-	591,621

Cash and cash equivalents, beginning of period	513,190	54,231	10,659	-	578,080

Cash and cash equivalents, end of period	$415,494	$65,901	$688,306	$-	$1,169,701

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

                        Consolidating Statements of Cash Flow
                              For the year ended December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$78,292	$16,233	$6,823	$(23,056)	$78,292
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Amortization of discount and premiums	53,995	3,956	801	-	58,752
Amortization of DAC and VOBA	380,760	18,422	-	-	399,182
Depreciation and amortization	4,008	-	600	-	4,608
Net gains on derivatives	(11,360)	-	-	(493)	(11,853)
Net realized losses on available-for-sale investments	38,328	6,081	102	-	44,511
Changes in fair value of trading investments	(15,235)	-	-	-	(15,235)
Net realized gains on trading investments	(373)	-	-	-	(373)
Net change in unrealized and undistributed gains in private equity limited partnerships	(29,120)	-	-	-	(29,120)
Interest credited to contractholder deposits	573,178	56,379	3,848	-	633,405
Deferred federal income taxes	(6,146)	10,193	133	-	4,180
Equity in net income of subsidiaries	(19,960)	-	(3,096)	23,056	-
Changes in assets and liabilities:
Deferred acquisition cost additions	(238,986)	(23,909)	-	-	(262,895)
Accrued investment income	(32,925)	3,275	(61)	-	(29,711)
Net reinsurance receivable/payable	77,083	(20)	-	-	77,063
Future contract and policy benefits	(9,725)	3,106	-	-	(6,619)
Dividends received from subsidiaries	8,000	-	-	(8,000)	-
Other, net	39,943	(24,855)	(1,313)	493	14,268
Purchases of trading fixed maturities, net of sales	(1,866,153)	-	-	-	(1,866,153)

Net cash (used in) provided by operating activities	(976,396)	68,861	7,837	(8,000)	(907,698)

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	5,041,508	757,662	73,020	-	5,872,190
Mortgage loans	218,849	29,415	-	-	248,264
Other invested assets	184,646	-	-	-	184,646
Purchases of:
Available-for-sale fixed maturities	(3,380,467)	(549,218)	(72,559)	-	(4,002,244)
Mortgage loans	(734,307)	(46,285)	-	-	(780,592)
Real estate	(20,464)	-	(155)	-	(20,619)
Other invested assets	(423,635)	(65,858)	-	-	(489,493)
Net change in other investing activities	333,669	65,845	-	-	399,514
Net change in policy loans	(9,979)	49	2,073	-	(7,857)

Net cash provided by investing activities	$1,209,820	$191,610	$2,379	$-	$1,403,809

27. Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

             Consolidating Statements of Cash Flow (continued)
                             For the year ended December 31, 2006

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$3,395,794	$121,837	$-	$2,507	$3,520,138
Withdrawals from contractholder deposit funds	(3,301,631)	(382,617)	(3,596)	(2,507)	(3,690,351)
Issuance of debt	200,000	-	-	-	200,000
Dividends paid to parent	(300,000)	-	(8,000)	8,000	(300,000)
Additional capital contributed to subsidiaries	(265)	-	265	-	-
Other, net	4,528	-	-	-	4,528

Net cash provided by (used in) financing activities	(1,574)	(260,780)	(11,331)	8,000	(265,685)

Net change in cash and cash equivalents	231,850	(309)	(1,115)	-	230,426

Cash and cash equivalents, beginning of period	281,340	54,540	11,774	-	347,654

Cash and cash equivalents, end of period	$513,190	$54,231	$10,659	$-	$578,080

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

                           Consolidating Statements of Cash Flow
                             For the year ended December 31, 2005

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Operating Activities:
Net income from operations	$133,152	$5,441	$9,663	$(15,104)	$133,152
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Minority interest in loss	(1,214)	-	-	-	(1,214)
Amortization of discount and premiums	63,251	7,224	882	-	71,357
Amortization of DAC and VOBA	234,330	9,491	-	-	243,821
Depreciation and amortization	3,338	-	647	-	3,985
Net (gains) losses on derivatives	(77,294)	-	-	269	(77,025)
Net realized (gain) loss on available-for-sale investments	(20,924)	4,086	(87)	-	(16,925)
Changes in fair value of trading investments	80,324	-	-	-	80,324
Net realized gains on trading	(11,162))	-	-	-	(11,162)
Net change in unrealized and undistributed gains in private equity limited partnerships	(48,244)	-	-	-	(48,244)
Interest credited to contractholder deposits	567,028	69,641	833	-	637,502
Deferred federal income taxes	22,860	(947)	134	-	22,047
Equity in net income of subsidiaries	(12,030)	-	(3,074)	15,104	-
Changes in assets and liabilities:
Deferred acquisition cost additions	(252,271)	(9,646)	-	-	(261,917)
Accrued investment income	17,191	844	(119)	-	17,916
Net reinsurance receivable/payable	85,381	495	-	-	85,876
Future contract and policy benefits	24,387	736	-	-	25,123
Other, net	25,350	29,109	(654)	(269)	53,536
Purchases of trading fixed maturities, net of sales	(651,921)	-	-	-	(651,921)

Net cash (used in) provided by operating activities	181,532	116,474	8,225	-	306,231

Cash Flows From Investing Activities:
Sales, maturities and repayments of:
Available-for-sale fixed maturities	4,955,938	673,665	55,405	-	5,685,008
Mortgage loans	109,854	7,584	-	-	117,438
Real estate	947	-	-	-	947
Other invested assets	483,700	-	-	-	483,700
Net cash from sale of subsidiary	17,040	-	-	-	17,040
Purchases of:
Available-for-sale fixed maturities	(4,642,052)	(568,813)	(58,346)	-	(5,269,211)
Mortgage loans	(374,931)	(15,445)	-	-	(390,376)
Real estate	(6,264)	-	(384)	-	(6,648)
Other invested assets	(171,539)	-	-	-	(171,539)
Net change in other investing activities	(239,910)	-	-	-	(239,910)
Net change in policy loans	(5,471)	(35)	42	-	(5,464)
Net change in short-term investments	(4,576)	-	-	-	(4,576)

Net cash provided by investing activities	$122,736	$96,956	$(3,283)	$-	$216,409

33. Continued on next page

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

15. CONSOLIDATING FINANCIAL INFORMATION (CONTINUED)

          Consolidating Statements of Cash Flow (continued)
                            For the year ended December 31, 2005

	SLUS as Parent	SLNY	Other Subs	Elimination	Consolidated Company

Cash Flows From Financing Activities:
Additions to contractholder deposit funds	$2,663,596	$53,495	$-	$3050	$2,720,141
Withdrawals from contractholder deposit funds	(3,142,775)	(255,647)	(2,996)	(3050)	(3,404,468)
Issuance of debt	100,000	-	-	-	100,000
Dividends paid to parent	(150,600)	-	-	-	(150,600)
Additional capital contributed to subsidiaries	(340)	-	340	-	-
Other, net	6,992	-	-	-	6,992

Net cash provided by (used in) financing activities	(523,127)	(202,152)	(2,656)	-	(727,935)

Net change in cash and cash equivalents	(218,859)	11,278	2,286	-	(205,295)

Cash and cash equivalents, beginning of period	500,199	43,262	9,488	-	552,949

Cash and cash equivalents, end of period	$281,340	$54,540	$11,774	$-	$347,654

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

16. SEGMENT INFORMATION

As described below, the Company conducts business principally in three operating segments and maintains a Corporate Segment to provide for the capital needs of the three operating segments and to engage in other financing related activities. Each segment is defined consistently with the way results are evaluated by the chief operating decision-maker.

Net investment income is allocated based on segmented assets by line of business.  Allocations of operating expenses among segments are made using both standard rates and actual expenses incurred.  Management evaluates the results of the operating segments on an after-tax basis.  The Company does not depend on one or a few customers, brokers or agents for a significant portion of its operations.

Effective January 1, 2006, the Company adopted a new capital allocation methodology for measurement of segment operating results to more closely align with rating agency standards.  The changes impact the amount of capital and income on capital that is allocated to the Wealth Management, Individual Protection and Group Protection Segments from the Corporate Segment.

Wealth Management

The Wealth Management Segment markets, sells and administers funding agreements, individual and group variable annuity products, individual and group fixed annuity products and other retirement benefit products.  These contracts may contain any of a number of features including variable or fixed interest rates and equity index options and may be denominated in foreign currencies.  The Company uses derivative instruments to manage the risks inherent in the contract options.  Additionally, the Company consolidates the CARS Trust as a component of the Wealth Management Segment.

Individual Protection

The Individual Protection Segment markets, sells and administers a variety of life insurance products sold to individuals and corporate owners of life insurance. The products include whole life, universal life and variable life products.

Group Protection

The Group Protection Segment markets, sells and administers group life, long-term disability, short-term disability, dental and stop loss insurance to small and mid-size employers in the State of New York, through the Company's subsidiary, SLNY.

Corporate

The Corporate Segment includes the unallocated capital of the Company, its debt financing, certain consolidated investments in VIEs, and items not otherwise attributable to the other segments.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

16. SEGMENT INFORMATION (CONTINUED)

The following amounts pertain to the various business segments:

	Year ended December 31, 2007

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,087,817	$ 184,315	$ 97,657	$ 90,729	$ 1,460,518
Total expenditures	1,139,538	148,122	93,950	77,744	1,459,354
(Loss) income before income tax (benefit) expense	(51,721)	36,193	3,707	12,985	1,164

Net (loss) income	(19,734)	23,665	2,409	18,682	25,022

Total assets	$ 39,855,777	$ 10,767,117	$ 121,096	$1,062,777	$ 51,806,767

	Year ended December 31, 2006

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,386,626	$ 101,447	$ 39,833	$ 100,567	$ 1,628,473
Total expenditures	1,354,554	95,815	35,356	66,068	1,551,793
Income before income tax expense	32,072	5,632	4,477	34,499	76,680

Net income	39,857	3,801	2,910	31,724	78,292

Total assets	$ 41,485,295	$ 5,784,705	$ 78,838	$1,633,710	$ 48,982,548

	Year ended December 31, 2005

	Wealth	Individual	Group
	Management	Protection	Protection	Corporate	Totals

Total revenues	$ 1,342,509	$ 74,535	$ 32,604	$ 110,537	$ 1,560,185
Total expenditures	1,220,198	70,991	32,333	64,636	1,388,158
Income before income tax expense and minority interest	122,311	3,544	271	45,901	172,027

Net income	93,570	2,443	176	36,963	133,152

Total assets	$ 38,631,963	$ 6,005,424	$ 55,319	$1,314,140	$ 46,006,846

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

17.  REGULATORY FINANCIAL INFORMATION

The Company and its insurance subsidiaries are required to file annual statements with state regulatory authorities prepared on a statutory accounting basis prescribed or permitted by such authorities.  For the years ended December 31, 2007, 2006 and 2005, there were no permitted practices followed.  Statutory surplus differs from stockholder's equity reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, policy liabilities are based on different assumptions, investments are valued differently, post-retirement benefit costs are based on different assumptions, and deferred income taxes are calculated differently.  The Company’s statutory financials are not prepared on a consolidated basis.

At December 31, the Company and its insurance subsidiaries combined statutory capital and surplus and net income were as follows:

	Unaudited for the Years ended December 31,
	2007	2006	2005

Statutory capital and surplus	$ 1,790,457	$ 1,610,425	$ 1,778,241
Statutory net (loss) income	(913,114)	123,305	140,827

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

18. DIVIDEND RESTRICTIONS

The Company’s and its insurance company subsidiaries’ ability to pay dividends is subject to certain statutory restrictions.  Delaware, New York, Rhode Island, and Vermont have enacted laws governing the payment of dividends to stockholders by domestic insurers.

Pursuant to Delaware's statute, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without prior approval of the Delaware Commissioner of Insurance is limited to the greater of (i) ten percent of its statutory surplus as of the preceding December 31, or (ii) the individual company's statutory net gain from operations for the preceding calendar year.  Any dividends to be paid by an insurer from a source other than statutory surplus, whether or not in excess of the aforementioned threshold, would also require the prior approval of the Delaware Commissioner of Insurance.  The Company is permitted to pay dividends up to a maximum of $179.0 million in 2008 without prior approval from the Delaware Commissioner of Insurance.

In 2007, the Company did not pay any dividends to the Parent.  In 2006, the Company’s board of directors approved and the Company paid a $300.0 million dividend to the Parent.  In 2005, the Company’s board of directors approved and the Company paid a $200.0 million dividend to the Parent, consisting of $150.6 million in cash and $49.4 million in notes.

New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York Superintendent of Insurance, where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) ten percent of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  SLNY is permitted to pay dividends up to a maximum of $20.7 million in 2008 without prior approval from the New York Commissioner of Insurance.  No dividends were paid by SLNY during 2007, 2006 or 2005.

Rhode Island law requires prior regulatory approval for any dividend where the amount of such dividend paid during the preceding twelve-month period would exceed the lesser of (i) ten percent of the insurance company’s surplus as of the December 31 next preceding, or (ii) its net gain from operations, not including realized capital gains, for the immediately preceding calendar year, excluding pro rata distributions of any class of the insurance company’s own securities.  INDY is permitted to pay dividends up to a maximum of $2.3 million in 2008 without prior approval from the Rhode Island Commissioner of Insurance.  .No dividends were paid by INDY during 2007, 2006 or 2005.

The Company’s new Vermont domestic insurance company subsidiary, Sun Life Vermont, is permitted to pay dividends only to the extent that its surplus and capital exceeds specified risk-based capital levels.  Sun Life Vermont may declare and pay dividends or distributions with respect to its common stock from its capital and surplus, subject to the following: (i) its total adjusted capital will equal or exceed 200% of its company action level risk-based capital after giving effect to the dividend or distribution and (ii) notice of each dividend or distribution is provided to the Vermont regulator within five days following the payment of the dividend or distribution.  No dividends were paid by Sun Life Vermont during 2007.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)
For the years ended December 31, 2007, 2006 and 2005

19. COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

The components of accumulated other comprehensive (loss) income as of December 31 were as follows:

	2007	2006	2005
Unrealized (losses) gains on available-for-sale securities	$ (317,402)	$ 38,400	$ 56,493
Changes in reserves due to unrealized (losses) gains on available-for-sale securities	(26,702)	(9,346)	(22,039)
Unrealized gains (losses) on pension and other postretirement plan adjustments	14,894	(2,332)	(2,834)
Changes in DAC due to unrealized (losses) gains on available-for-sale securities	189,687	(2,719)	(12,842)
Changes in VOBA due to unrealized (losses) gains on available-for-sale securities	-	470	(1,201)
Tax effect and other	47,120	(10,443)	1,683

Accumulated Other Comprehensive (Loss) Income	$ (92,403)	$ 14,030	$ 19,260

20. COMMITMENTS AND CONTINGENCIES

Regulation and Regulatory Developments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants.  Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the dividends-received-deduction (the “DRD”) on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2006-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the year ended December 31, 2007, the Company recorded a benefit of $12.0 million related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations or cash flows of the Company.

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(A Wholly-Owned Subsidiary of Sun Life of Canada (U.S.) Holdings, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(in thousands)

For the years ended December 31, 2007, 2006 and 2005

20. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements.  The Company has also agreed to indemnify its directors and certain of its officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimatable. Therefore, the Company has not recorded any associated liability.

Lease Commitments

The Company leases various facilities and equipment under operating leases with terms of up to six years. As of December 31, 2007, minimum future lease payments under such leases were as follows:

2008	$ 1,377
2009	283
2010	45
Total	$ 1,705

Total rental expense for the years ended December 31, 2007, 2006 and 2005 was $9.4 million, $7.6 million and $8.5 million, respectively.

The Company has four noncancelable sublease agreements that expire on March 31, 2008.  As of December 31, 2007, the minimum future lease payments under the sublease agreements was $0.3 million.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Sun Life Assurance Company of Canada (U.S.)
Wellesley Hills, Massachusetts

We have audited the accompanying consolidated balance sheets of Sun Life Assurance Company of Canada (U.S.) and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, comprehensive income, stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2007.  Our audits also included the financial statement schedules listed in the Index at Item 15.  These financial statements and financial statement schedules are the responsibility of the Company's management.  Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Sun Life Assurance Company of Canada (U.S.) and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.  Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, effective January 1, 2007, the Company adopted the provisions of the Financial Accounting Standards Board Interpretation No. 48, “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No.109”.

DELOITTE & TOUCHE LLP

/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 27, 2008

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007

Assets:
Investment in:	Shares	Cost	Value
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	2,806,980	$83,496,084	$82,974,328
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund Sub-Account (CSC)	1,005	19,142	18,101
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	9,288	117,914	135,980
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	5,279,215	74,859,678	77,182,125
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	339,420	7,220,135	7,548,709
Columbia Marsico Growth Portfolio Sub-Account (NNG)	8,598	152,724	191,573
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	346,919	8,511,439	8,752,767
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	846,070	13,385,260	13,240,999
VIP Freedom 2010 Portfolio Sub-Account (F10)	581,309	6,924,153	6,929,208
VIP Freedom 2015 Portfolio Sub-Account (F15)	1,440,316	17,327,233	17,658,270
VIP Freedom 2020 Portfolio Sub-Account (F20)	2,892,448	35,658,046	36,444,849
VIP Mid Cap Svc 2 Sub-Account (FVM)	3,894,960	135,739,077	138,777,417
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	5,505,395	108,856,648	111,153,921
Templeton Developing Markets Securities Fund Sub-Account (TDM)	4,865,836	72,375,374	77,853,382
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	2,718,163	41,685,707	41,968,435
Templeton Foreign Securities Fund Sub-Account (FTI)	24,804,911	405,867,767	502,299,455
Franklin Income Securities Class 2 Sub-Account (ISC)	2,342,240	41,305,324	40,544,176
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	2,204,326	39,836,686	37,693,970
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	455,983	5,706,042	5,745,387
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	1,853,730	30,354,382	31,216,819
Growth & Income Portfolio Sub-Account (LA1)	19,256,480	547,658,791	537,448,360
Growth Opportunities Portfolio Sub-Account (LA9)	4,503,043	65,211,091	73,579,729
Mid Cap Value Portfolio Sub-Account (LA2)	5,567,206	119,654,462	105,220,200
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	7,091,256	79,962,658	76,656,473
Bond Series Sub-Account (BDS)	9,529,929	108,103,729	103,780,922
Capital Appreciation S Class Sub-Account (MFD)	1,166,023	20,395,601	26,282,151
Capital Appreciation Series Sub-Account (CAS)	16,996,396	326,582,853	386,498,048
Capital Opportunities S Class Sub-Account (CO1) (j)	-	-	-
Capital Opportunities Series Sub-Account (COS) (j)	-	-	-
Emerging Growth S Class Sub-Account (MFF)	940,042	14,345,158	20,690,317
Emerging Growth Series Sub-Account (EGS)	10,654,596	176,854,519	238,343,307
Emerging Markets Equity S Class Sub-Account (EM1)	882,500	19,443,956	22,821,441
Emerging Markets Equity Series Sub-Account (EME)	3,522,727	76,583,602	92,084,076
Global Governments S Class Sub-Account (GG1)	356,100	3,858,343	4,023,926
Global Governments Series Sub-Account (GGS)	2,955,772	32,943,492	33,695,804
Global Growth S Class Sub-Account (GG2)	493,232	5,935,306	8,592,095
Global Growth Series Sub-Account (GGR)	7,117,302	80,911,732	124,837,473
Global Total Return S Class Sub-Account (GT2)	1,132,616	18,784,417	19,775,479
Global Total Return Series Sub-Account (GTR)	8,002,671	128,402,040	140,766,980
Government Securities S Class Sub-Account (MFK)	21,996,047	278,543,535	281,769,361
Government Securities Series Sub-Account (GSS)	19,203,660	249,393,492	247,535,174
High Yield S Class Sub-Account (MFC)	20,398,847	136,959,966	132,592,520
High Yield Series Sub-Account (HYS)	22,204,259	148,944,390	145,659,936
International Growth S Class Sub-Account (IG1)	1,508,095	22,467,550	26,436,905
International Growth Series Sub-Account (IGS)	7,071,915	97,006,937	124,677,866
International Investors Trust S Class Sub-Account (MI1)	11,424,792	214,742,676	211,701,396
International Investors Trust Series Sub-Account (MII)	6,091,302	103,631,725	113,785,515
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	9,315,979	90,546,086	107,972,193
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	24,484,436	247,936,064	286,223,058
Massachusetts Investors Trust S Class Sub-Account (MFL)	8,819,883	261,655,380	310,724,470
Massachusetts Investors Trust Series Sub-Account (MIT)	17,383,485	515,834,728	617,287,559

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

MFS/Sun Life Series Trust - continued	Shares	Cost	Value
Mid Cap Growth S Class Sub-Account (MC1)	4,777,018	$25,281,873	$31,671,628
Mid Cap Growth Series Sub-Account (MCS)	6,685,397	37,714,308	44,925,866
Mid Cap Value S Class Sub-Account (MCV)	1,960,907	21,734,725	21,844,506
Money Market S Class Sub-Account (MM1)	219,493,023	219,493,023	219,493,023
Money Market Series Sub-Account (MMS)	189,029,209	189,029,210	189,029,210
New Discovery S Class Sub-Account (M1A)	8,653,798	123,426,821	138,201,155
New Discovery Series Sub-Account (NWD)	6,099,268	77,427,769	99,052,106
Research S Class Sub-Account (RE1)	1,342,176	21,035,287	28,038,048
Research Series Sub-Account (RES)	12,267,566	200,231,988	258,109,579
Research Growth and Income S Class Sub-Account (RG1)	2,098,810	33,212,615	34,462,465
Research Growth and Income Series Sub-Account (RGS)	12,612,144	205,318,850	208,352,625
Research International S Class Sub-Account (RI1)	9,718,724	167,999,891	191,458,862
Research International Series Sub-Account (RIS)	4,928,287	76,348,162	98,171,475
Strategic Growth S Class Sub-Account (SG1) (j)	-	-	-
Strategic Growth Series Sub-Account (SGS) (j)	-	-	-
Strategic Income S Class Sub-Account (SI1)	1,833,935	19,332,036	18,944,550
Strategic Income Series Sub-Account (SIS)	4,617,441	48,805,249	48,021,387
Strategic Value S Class Sub-Account (SVS)	759,750	7,681,867	7,210,023
Technology S Class Sub-Account (TE1)	553,399	2,526,287	3,552,821
Technology Series Sub-Account (TEC)	3,237,117	15,523,001	21,170,746
Total Return S Class Sub-Account (MFJ)	43,482,280	817,978,481	840,512,468
Total Return Series Sub-Account (TRS)	46,202,097	823,140,811	900,940,904
Utilities S Class Sub-Account (MFE)	3,722,882	79,268,780	109,043,206
Utilities Series Sub-Account (UTS)	11,174,482	168,266,811	329,870,716
Value S Class Sub-Account (MV1)	7,406,549	113,670,178	138,206,204
Value Series Sub-Account (MVS)	13,780,789	197,625,956	258,803,210
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	125,816	2,086,395	2,048,287
Capital Appreciation Fund Sub-Account (OCA)	882,758	33,806,849	41,295,413
Global Securities Fund Sub-Account (OGG)	1,207,352	41,128,747	43,790,664
Main Street Fund Sub-Account (OMG)	27,837,325	633,849,219	706,511,320
Main Street Small Cap Fund Sub-Account (OMS)	942,976	16,660,940	17,001,852
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	906,051	12,472,065	12,385,714
Low Duration Portfolio Sub-Account (PLD)	83,958,283	848,777,972	864,770,314
Real Return Porfolio Sub-Account (PRR)	4,249,495	52,401,540	53,416,156
Total Return Portfolio Sub-Account (PTR)	23,249,454	236,817,231	243,886,776
VIT All Asset Portfolio Sub-Account (PRA)	324,452	3,827,007	3,802,578
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	869,695	10,443,350	11,610,424
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	687,013	8,306,039	7,577,757
Davis Venture Value S Class Sub-Account (SVV)	1,972,051	27,234,423	26,839,611
FI Large Cap Growth Fund Sub-Account (LGF)	217,511	2,197,124	2,312,144
Investment Grade Bond S Class Sub-Account (IGB)	2,496,254	24,010,819	23,839,225
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	7,717,721	112,380,453	99,172,712
Real Estate Fund S Class Sub-Account (SRE)	8,191,201	184,800,000	161,039,015
Real Estate Fund Sub-Account (SC3)	731,297	13,960,066	13,338,861
Sun Capital Money Market S Class Sub-Account (CMM)	1,712,816	1,712,816	1,712,816
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	790,022	11,514,591	10,902,301
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	56,738	1,427,285	1,593,216
Wanger U.S. Smaller Companies Sub-Account (USC)	1,746	62,337	63,311
		$11,294,644,341	$12,447,789,855
Liability:
Payable to Sponsor			(5,196,673)
Net Assets Applicable to Participants			$12,442,593,182

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Net Assets Applicable to Participants:
Arnhold and S. Bleichroeder Advisers, Inc.
SGI	7,791,583	$82,974,328	$-	$82,974,328
Columbia Funds Variable Insurance Trust
CSC	1,509	18,101	-	18,101
NMT	8,690	135,980	-	135,980
MCC	6,356,718	77,182,125	-	77,182,125
CMG	640,690	7,548,709	-	7,548,709
NNG	14,570	191,573	-	191,573
NMI	522,074	8,752,767	-	8,752,767
Fidelity Variable Insurance Products Funds
FVB	1,234,324	13,240,999	-	13,240,999
F10	585,651	6,929,208	-	6,929,208
F15	1,457,747	17,658,270	-	17,658,270
F20	2,944,857	36,444,849	-	36,444,849
FVM	11,884,177	138,777,417	-	138,777,417
Franklin Templeton Variable Insurance Products Trust
FMS	6,318,116	111,140,044	12,684	111,152,728
TDM	4,360,786	77,853,382	-	77,853,382
FTG	2,128,221	41,968,435	-	41,968,435
FTI	23,555,118	502,145,102	146,958	502,292,060
ISC	3,983,472	40,544,176	-	40,544,176
FVS	1,960,878	37,680,430	12,320	37,692,750
SIC	556,077	5,745,387	-	5,745,387
Lord Abbett Series Fund, Inc.
LAV	2,132,144	31,216,819	-	31,216,819
LA1	30,273,162	537,271,041	169,043	537,440,084
LA9	5,069,578	73,559,835	19,095	73,578,930
LA2	5,809,005	105,180,765	37,126	105,217,891
MFS/Sun Life Series Trust
MF7	6,110,178	76,648,977	6,549	76,655,526
BDS	6,896,916	103,462,624	416,695	103,879,319
MFD	2,498,904	26,269,828	10,030	26,279,858
CAS	26,120,429	382,493,892	3,017,872	385,511,764
CO1 (j)	-	-	-	-
COS (j)	-	-	-	-
MFF	1,464,903	20,689,801	-	20,689,801
EGS	18,485,750	237,356,260	884,096	238,240,356
EM1	808,424	22,821,441	-	22,821,441
EME	2,587,959	91,377,205	534,212	91,911,417
GG1	284,890	4,015,780	7,117	4,022,897
GGS	1,951,821	33,448,014	210,574	33,658,588
GG2	494,318	8,577,925	12,893	8,590,818
GGR	5,626,403	124,068,136	722,877	124,791,013
GT2	1,161,693	19,762,180	12,216	19,774,396
GTR	6,117,487	139,578,943	832,588	140,411,531
MFK	24,954,225	281,546,884	211,166	281,758,050
GSS	15,336,252	246,260,295	1,397,720	247,658,015
MFC	9,231,715	132,507,996	79,726	132,587,722
HYS	8,811,448	144,693,663	611,160	145,304,823
IG1	1,455,023	26,435,969	-	26,435,969
IGS	6,494,572	124,192,666	419,892	124,612,558
MI1	18,793,055	211,701,396	-	211,701,396
MII	4,858,869	113,207,288	506,747	113,714,035

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
	Units	Value	Annuities	Total
Net Assets Applicable to Participants - continued:
MFS/Sun Life Series Trust - continued
M1B	8,274,394	$107,962,070	$9,258	$107,971,328
MIS	30,064,891	285,543,522	630,849	286,174,371
MFL	19,982,665	310,619,113	98,830	310,717,943
MIT	36,869,229	614,124,331	2,662,707	616,787,038
MC1	2,822,330	31,663,965	6,244	31,670,209
MCS	7,235,851	44,853,399	60,741	44,914,140
MCV	1,314,251	21,793,387	50,244	21,843,631
MM1	21,267,373	219,369,892	119,401	219,489,293
MMS	14,742,422	186,897,058	1,627,054	188,524,112
M1A	9,051,054	138,142,971	53,233	138,196,204
NWD	8,362,104	98,770,558	249,236	99,019,794
RE1	1,853,837	28,028,788	8,090	28,036,878
RES	14,094,806	256,616,156	1,202,020	257,818,176
RG1	2,707,973	34,427,559	30,627	34,458,186
RGS	14,862,669	207,786,775	454,633	208,241,408
RI1	7,944,489	191,407,912	48,963	191,456,875
RIS	5,162,219	97,893,773	305,890	98,199,663
SG1 (j)	-	-	-	-
SGS (j)	-	-	-	-
SI1	1,425,992	18,928,001	14,965	18,942,966
SIS	3,392,931	47,841,437	166,441	48,007,878
SVS	511,648	7,210,023	-	7,210,023
TE1	314,493	3,552,821	-	3,552,821
TEC	4,080,642	21,147,048	19,590	21,166,638
MFJ	57,895,390	840,217,561	284,465	840,502,026
TRS	39,711,318	894,435,365	5,221,379	899,656,744
MFE	3,613,171	109,015,415	24,395	109,039,810
UTS	11,423,450	328,581,496	1,020,402	329,601,898
MV1	8,166,089	138,176,759	26,199	138,202,958
MVS	13,437,738	257,728,577	1,005,775	258,734,352
Oppenheimer Variable Account Fund
OBV	199,285	2,048,287	-	2,048,287
OCA	2,405,555	41,281,262	12,932	41,294,194
OGG	2,653,815	43,790,664	-	43,790,664
OMG	44,367,479	706,363,535	140,979	706,504,514
OMS	870,402	17,001,852	-	17,001,852
PIMCO Variable Insurance Trust
PMB	635,006	12,385,714	-	12,385,714
PLD	80,692,069	864,606,014	154,448	864,760,462
PRR	4,125,528	53,416,156	-	53,416,156
PTR	20,114,681	243,830,458	53,245	243,883,703
PRA	340,476	3,802,578	-	3,802,578
PCR	977,885	11,610,424	-	11,610,424
Sun Capital Advisers Trust
SSA	643,565	7,577,757	-	7,577,757
SVV	2,540,048	26,839,611	-	26,839,611
LGF	223,425	2,312,144	-	2,312,144
IGB	2,196,971	23,839,225	-	23,839,225
VSC	10,111,572	99,172,712	-	99,172,712
SRE	10,404,402	161,009,263	28,575	161,037,838
SC3	608,427	13,329,767	8,312	13,338,079
CMM	161,444	1,712,816	-	1,712,816

(j) Sub-Account closed on June 25, 2007.
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Assets and Liabilities - December 31, 2007 - continued

	Applicable to Owners of		Reserve for
	Deferred Variable Annuity Contracts		Variable
Net Assets Applicable to Participants - continued:	Units	Value	Annuities	Total
Van Kampen Life Insurance Trust
VLC	1,104,540	$10,902,301	$-	$10,902,301
Wanger Advisors Trust
WTF	109,329	1,593,216	-	1,593,216
USC	5,229	63,311	-	63,311
Net Assets		$12,416,501,704	$26,091,478	$12,442,593,182

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007

	SGI	CSC	NMT	MCC
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$-	$48	$666	$89,771
Mortality and expense risk charges	(472,803)	(265)	(1,716)	(460,784)
Distribution and administrative expense charges	(56,736)	(32)	(206)	(55,294)
Net investment income (loss)	$(529,539)	$(249)	$(1,256)	$(426,307)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$71,138	$64	$1,881	$253,679
Realized gain distributions	-	1,912	6,671	1,562,809
Net realized gains (losses)	$71,138	$1,976	$8,552	$1,816,488

Net unrealized appreciation (depreciation) on investments:
End of year	$(521,756)	$(1,041)	$18,066	$2,322,447
Beginning of year	-	1,456	5,722	-
Change in unrealized appreciation (depreciation)	$(521,756)	$(2,497)	$12,344	$2,322,447

Realized and unrealized gains (losses)	$(450,618)	$(521)	$20,896	$4,138,935
Increase (Decrease) in net assets from operations	$(980,157)	$(770)	$19,640	$3,712,628

	CMG	NNG	NMI	FVB
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$-	$187	$2,222	$178,316
Mortality and expense risk charges	(38,964)	(3,578)	(38,973)	(63,235)
Distribution and administrative expense charges	(4,676)	(429)	(4,677)	(7,588)
Net investment income (loss)	$(43,640)	$(3,820)	$(41,428)	$107,493

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$45,441	$15,585	$34,161	$3,697
Realized gain distributions	-	-	80,828	-
Net realized gains (losses)	$45,441	$15,585	$114,989	$3,697

Net unrealized appreciation (depreciation) on investments:
End of year	$328,574	$38,849	$241,328	$(144,261)
Beginning of year	-	13,538	14,496	-
Change in unrealized appreciation (depreciation)	$328,574	$25,311	$226,832	$(144,261)

Realized and unrealized gains (losses)	$374,015	$40,896	$341,821	$(140,564)
Increase (Decrease) in net assets from operations	$330,375	$37,076	$300,393	$(33,071)

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	F10	F15	F20	FVM
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (k)
Income and Expenses:
Dividend income	$153,802	$431,614	$689,731	$309,026
Mortality and expense risk charges	(73,792)	(215,753)	(425,617)	(836,185)
Distribution and administrative expense charges	(8,855)	(25,890)	(51,074)	(100,342)
Net investment income (loss)	$71,155	$189,971	$213,040	$(627,501)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$147,451	$78,379	$282,125	$109,267
Realized gain distributions	150,284	449,035	991,460	-
Net realized gains (losses)	$297,735	$527,414	$1,273,585	$109,267

Net unrealized appreciation (depreciation) on investments:
End of year	$5,055	$331,037	$786,803	$3,038,340
Beginning of year	94,944	259,629	492,573	-
Change in unrealized appreciation (depreciation)	$(89,889)	$71,408	$294,230	$3,038,340

Realized and unrealized gains (losses)	$207,846	$598,822	$1,567,815	$3,147,607
Increase (Decrease) in net assets from operations	$279,001	$788,793	$1,780,855	$2,520,106

	FMS	TDM	FTG	FTI
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,185,387	$692,776	$428,329	$10,074,196
Mortality and expense risk charges	(1,364,012)	(563,636)	(522,494)	(8,112,879)
Distribution and administrative expense charges	(163,681)	(67,636)	(62,699)	(973,545)
Net investment income (loss)	$(342,306)	$61,504	$(156,864)	$987,772

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$2,226,199	$1,016,667	$874,028	$29,857,939
Realized gain distributions	2,902,209	2,262,751	1,366,666	22,978,024
Net realized gains (losses)	$5,128,408	$3,279,418	$2,240,694	$52,835,963

Net unrealized appreciation (depreciation) on investments:
End of year	$2,297,273	$5,478,008	$282,728	$96,431,688
Beginning of year	7,536,344	891,483	2,624,808	86,345,350
Change in unrealized appreciation (depreciation)	$(5,239,071)	$4,586,525	$(2,342,080)	$10,086,338

Realized and unrealized gains (losses)	$(110,663)	$7,865,943	$(101,386)	$62,922,301
Increase (Decrease) in net assets from operations	$(452,969)	$7,927,447	$(258,250)	$63,910,073

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	ISC	FVS	SIC	LAV
	Sub-Account (k)	Sub-Account	Sub-Account (k)	Sub-Account
Income and Expenses:
Dividend income	$344,808	$252,179	$60,743	$156,053
Mortality and expense risk charges	(240,988)	(612,294)	(27,486)	(433,993)
Distribution and administrative expense charges	(28,919)	(73,475)	(3,298)	(52,079)
Net investment income (loss)	$74,901	$(433,590)	$29,959	$(330,019)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(55,406)	$1,941,020	$(23,725)	$895,471
Realized gain distributions	63,946	2,593,138	3,461	1,168,200
Net realized gains (losses)	$8,540	$4,534,158	$(20,264)	$2,063,671

Net unrealized appreciation (depreciation) on investments:
End of year	$(761,148)	$(2,142,716)	$39,345	$862,437
Beginning of year	-	4,026,641	-	1,529,977
Change in unrealized appreciation (depreciation)	$(761,148)	$(6,169,357)	$39,345	$(667,540)

Realized and unrealized gains (losses)	$(752,608)	$(1,635,199)	$19,081	$1,396,131
Increase (Decrease) in net assets from operations	$(677,707)	$(2,068,789)	$49,040	$1,066,112

	LA1	LA9	LA2	MF7
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$6,604,816	$-	$472,337	$4,322,226
Mortality and expense risk charges	(6,653,464)	(1,129,692)	(1,603,175)	(1,111,238)
Distribution and administrative expense charges	(798,416)	(135,563)	(192,381)	(133,349)
Net investment income (loss)	$(847,064)	$(1,265,255)	$(1,323,219)	$3,077,639

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$1,731,181	$3,551,735	$2,038,424	$(1,907,910)
Realized gain distributions	36,421,892	6,073,812	13,885,484	-
Net realized gains (losses)	$38,153,073	$9,625,547	$15,923,908	$(1,907,910)

Net unrealized appreciation (depreciation) on investments:
End of year	$(10,210,431)	$8,368,638	$(14,434,262)	$(3,306,185)
Beginning of year	24,637,136	4,559,822	2,697,087	(3,398,900)
Change in unrealized appreciation (depreciation)	$(34,847,567)	$3,808,816	$(17,131,349)	$92,715

Realized and unrealized gains (losses)	$3,305,506	$13,434,363	$(1,207,441)	$(1,815,195)
Increase (Decrease) in net assets from operations	$2,458,442	$12,169,108	$(2,530,660)	$1,262,444

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	BDS	MFD	CAS	CO1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (j)
Income and Expenses:
Dividend income	$7,064,633	$-	$837,861	$59,350
Mortality and expense risk charges	(1,462,873)	(383,060)	(5,278,515)	(115,014)
Distribution and administrative expense charges	(175,545)	(45,967)	(633,422)	(13,802)
Net investment income (loss)	$5,426,215	$(429,027)	$(5,074,076)	$(69,466)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(2,957,466)	$2,025,567	$(2,422,855)	$5,406,194
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(2,957,466)	$2,025,567	$(2,422,855)	$5,406,194

Net unrealized appreciation (depreciation) on investments:
End of year	$(4,322,807)	$5,886,550	$59,915,195	$-
Beginning of year	(4,131,388)	4,975,545	13,028,919	3,741,609
Change in unrealized appreciation (depreciation)	$(191,419)	$911,005	$46,886,276	$(3,741,609)

Realized and unrealized gains (losses)	$(3,148,885)	$2,936,572	$44,463,421	$1,664,585
Increase (Decrease) in net assets from operations	$2,277,330	$2,507,545	$39,389,345	$1,595,119

	COS	MFF	EGS	EM1
	Sub-Account (j)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,126,733	$-	$-	$389,417
Mortality and expense risk charges	(1,041,150)	(286,393)	(3,256,163)	(306,721)
Distribution and administrative expense charges	(124,938)	(34,367)	(390,740)	(36,807)
Net investment income (loss)	$(39,355)	$(320,760)	$(3,646,903)	$45,889

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$17,298,523	$1,779,941	$5,549,744	$1,680,960
Realized gain distributions	-	-	-	4,095,128
Net realized gains (losses)	$17,298,523	$1,779,941	$5,549,744	$5,776,088

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$6,345,159	$61,488,788	$3,377,485
Beginning of year	1,172,757	4,337,182	17,923,187	3,146,647
Change in unrealized appreciation (depreciation)	$(1,172,757)	$2,007,977	$43,565,601	$230,838

Realized and unrealized gains (losses)	$16,125,766	$3,787,918	$49,115,345	$6,006,926
Increase (Decrease) in net assets from operations	$16,086,411	$3,467,158	$45,468,442	$6,052,815

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	EME	GG1	GGS	GG2
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,820,707	$64,591	$703,977	$122,711
Mortality and expense risk charges	(1,161,648)	(50,890)	(438,402)	(121,817)
Distribution and administrative expense charges	(139,398)	(6,107)	(52,608)	(14,618)
Net investment income (loss)	$519,661	$7,594	$212,967	$(13,724)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$13,751,651	$(43,581)	$(1,005,448)	$763,954
Realized gain distributions	17,510,064	-	-	-
Net realized gains (losses)	$31,261,715	$(43,581)	$(1,005,448)	$763,954

Net unrealized appreciation (depreciation) on investments:
End of year	$15,500,474	$165,583	$752,312	$2,656,789
Beginning of year	21,066,822	(115,033)	(2,335,349)	2,501,296
Change in unrealized appreciation (depreciation)	$(5,566,348)	$280,616	$3,087,661	$155,493

Realized and unrealized gains (losses)	$25,695,367	$237,035	$2,082,213	$919,447
Increase (Decrease) in net assets from operations	$26,215,028	$244,629	$2,295,180	$905,723

	GGR	GT2	GTR	MFK
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,273,376	$382,940	$3,299,565	$13,555,872
Mortality and expense risk charges	(1,710,848)	(261,742)	(1,896,756)	(4,446,448)
Distribution and administrative expense charges	(205,302)	(31,409)	(227,611)	(533,574)
Net investment income (loss)	$357,226	$89,789	$1,175,198	$8,575,850

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$12,581,196	$619,747	$6,887,643	$(3,552,381)
Realized gain distributions	-	1,746,265	13,547,584	-
Net realized gains (losses)	$12,581,196	$2,366,012	$20,435,227	$(3,552,381)

Net unrealized appreciation (depreciation) on investments:
End of year	$43,925,741	$991,062	$12,364,940	$3,225,826
Beginning of year	41,795,991	2,192,948	23,331,082	(6,102,905)
Change in unrealized appreciation (depreciation)	$2,129,750	$(1,201,886)	$(10,966,142)	$9,328,731

Realized and unrealized gains (losses)	$14,710,946	$1,164,126	$9,469,085	$5,776,350
Increase (Decrease) in net assets from operations	$15,068,172	$1,253,915	$10,644,283	$14,352,200

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	GSS	MFC	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$13,143,292	$8,811,435	$12,782,061	$255,123
Mortality and expense risk charges	(3,336,065)	(1,913,407)	(2,154,825)	(321,734)
Distribution and administrative expense charges	(400,328)	(229,609)	(258,579)	(38,608)
Net investment income (loss)	$9,406,899	$6,668,419	$10,368,657	$(105,219)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(5,789,686)	$(339,994)	$423,897	$2,507,816
Realized gain distributions	-	-	-	3,205,120
Net realized gains (losses)	$(5,789,686)	$(339,994)	$423,897	$5,712,936

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,858,318)	$(4,367,446)	$(3,284,454)	$3,969,355
Beginning of year	(12,550,984)	2,374,320	6,126,830	6,633,497
Change in unrealized appreciation (depreciation)	$10,692,666	$(6,741,766)	$(9,411,284)	$(2,664,142)

Realized and unrealized gains (losses)	$4,902,980	$(7,081,760)	$(8,987,387)	$3,048,794
Increase (Decrease) in net assets from operations	$14,309,879	$(413,341)	$1,381,270	$2,943,575

	IGS	MI1	MII	M1B
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,849,691	$728,822	$2,080,214	$104,888
Mortality and expense risk charges	(1,704,379)	(1,418,487)	(1,629,062)	(1,488,928)
Distribution and administrative expense charges	(204,525)	(170,218)	(195,487)	(178,671)
Net investment income (loss)	$(59,213)	$(859,883)	$255,665	$(1,562,711)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$15,996,023	$908,180	$13,102,666	$6,019,760
Realized gain distributions	19,500,569	5,666,427	15,499,548	-
Net realized gains (losses)	$35,496,592	$6,574,607	$28,602,214	$6,019,760

Net unrealized appreciation (depreciation) on investments:
End of year	$27,670,929	$(3,041,280)	$10,153,790	$17,426,105
Beginning of year	44,917,676	2,486,383	31,498,352	13,496,878
Change in unrealized appreciation (depreciation)	$(17,246,747)	$(5,527,663)	$(21,344,562)	$3,929,227

Realized and unrealized gains (losses)	$18,249,845	$1,046,944	$7,257,652	$9,948,987
Increase (Decrease) in net assets from operations	$18,190,632	$187,061	$7,513,317	$8,386,276

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	GSS	MFC	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$13,143,292	$8,811,435	$12,782,061	$255,123
Mortality and expense risk charges	(3,336,065)	(1,913,407)	(2,154,825)	(321,734)
Distribution and administrative expense charges	(400,328)	(229,609)	(258,579)	(38,608)
Net investment income (loss)	$9,406,899	$6,668,419	$10,368,657	$(105,219)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(5,789,686)	$(339,994)	$423,897	$2,507,816
Realized gain distributions	-	-	-	3,205,120
Net realized gains (losses)	$(5,789,686)	$(339,994)	$423,897	$5,712,936

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,858,318)	$(4,367,446)	$(3,284,454)	$3,969,355
Beginning of year	(12,550,984)	2,374,320	6,126,830	6,633,497
Change in unrealized appreciation (depreciation)	$10,692,666	$(6,741,766)	$(9,411,284)	$(2,664,142)

Realized and unrealized gains (losses)	$4,902,980	$(7,081,760)	$(8,987,387)	$3,048,794
Increase (Decrease) in net assets from operations	$14,309,879	$(413,341)	$1,381,270	$2,943,575

	IGS	MI1	MII	M1B
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,849,691	$728,822	$2,080,214	$104,888
Mortality and expense risk charges	(1,704,379)	(1,418,487)	(1,629,062)	(1,488,928)
Distribution and administrative expense charges	(204,525)	(170,218)	(195,487)	(178,671)
Net investment income (loss)	$(59,213)	$(859,883)	$255,665	$(1,562,711)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$15,996,023	$908,180	$13,102,666	$6,019,760
Realized gain distributions	19,500,569	5,666,427	15,499,548	-
Net realized gains (losses)	$35,496,592	$6,574,607	$28,602,214	$6,019,760

Net unrealized appreciation (depreciation) on investments:
End of year	$27,670,929	$(3,041,280)	$10,153,790	$17,426,105
Beginning of year	44,917,676	2,486,383	31,498,352	13,496,878
Change in unrealized appreciation (depreciation)	$(17,246,747)	$(5,527,663)	$(21,344,562)	$3,929,227

Realized and unrealized gains (losses)	$18,249,845	$1,046,944	$7,257,652	$9,948,987
Increase (Decrease) in net assets from operations	$18,190,632	$187,061	$7,513,317	$8,386,276

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	MIS	MFL	MIT	MC1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,095,953	$3,204,380	$8,276,571	$-
Mortality and expense risk charges	(3,920,317)	(4,981,308)	(8,957,560)	(511,950)
Distribution and administrative expense charges	(470,438)	(597,757)	(1,074,907)	(61,434)
Net investment income (loss)	$(3,294,802)	$(2,374,685)	$(1,755,896)	$(573,384)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(12,150,016)	$10,464,466	$7,368,859	$2,647,730
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(12,150,016)	$10,464,466	$7,368,859	$2,647,730

Net unrealized appreciation (depreciation) on investments:
End of year	$38,286,994	$49,069,090	$101,452,831	$6,389,755
Beginning of year	(5,626,129)	44,604,682	73,274,903	5,718,267
Change in unrealized appreciation (depreciation)	$43,913,123	$4,464,408	$28,177,928	$671,488

Realized and unrealized gains (losses)	$31,763,107	$14,928,874	$35,546,787	$3,319,218
Increase (Decrease) in net assets from operations	$28,468,305	$12,554,189	$33,790,891	$2,745,834

	MCS	MCV Sub-Account	MM1	MMS
	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$19,627	$117,840	$8,154,877	$9,039,051
Mortality and expense risk charges	(672,234)	(366,417)	(2,870,154)	(2,426,420)
Distribution and administrative expense charges	(80,668)	(43,970)	(344,418)	(291,170)
Net investment income (loss)	$(733,275)	$(292,547)	$4,940,305	$6,321,461

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$5,385,885	$704,416	$-	$-
Realized gain distributions	-	940,902	-	-
Net realized gains (losses)	$5,385,885	$1,645,318	$-	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$7,211,558	$109,781	$-	$-
Beginning of year	7,633,258	1,339,357	-	-
Change in unrealized appreciation (depreciation)	$(421,700)	$(1,229,576)	$-	$-

Realized and unrealized gains (losses)	$4,964,185	$415,742	$-	$-
Increase (Decrease) in net assets from operations	$4,230,910	$123,195	$4,940,305	$6,321,461

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	M1A	NWD	RE1	RES
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$177,691	$2,368,535
Mortality and expense risk charges	(2,196,193)	(1,550,011)	(420,935)	(3,561,075)
Distribution and administrative expense charges	(263,543)	(186,001)	(50,512)	(427,329)
Net investment income (loss)	$(2,459,736)	$(1,736,012)	$(293,756)	$(1,619,869)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$5,059,725	$9,313,256	$2,236,724	$7,068,936
Realized gain distributions	3,758,980	3,168,273	-	-
Net realized gains (losses)	$8,818,705	$12,481,529	$2,236,724	$7,068,936

Net unrealized appreciation (depreciation) on investments:
End of year	$14,774,334	$21,624,337	$7,002,761	$57,877,591
Beginning of year	20,402,707	29,702,508	5,827,719	31,463,761
Change in unrealized appreciation (depreciation)	$(5,628,373)	$(8,078,171)	$1,175,042	$26,413,830

Realized and unrealized gains (losses)	$3,190,332	$4,403,358	$3,411,766	$33,482,766
Increase (Decrease) in net assets from operations	$730,596	$2,667,346	$3,118,010	$31,862,897

	RG1	RGS	RI1	RIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$40,027	$369,212	$1,622,418	$1,242,995
Mortality and expense risk charges	(334,876)	(2,031,750)	(2,744,353)	(1,431,664)
Distribution and administrative expense charges	(40,185)	(243,810)	(329,322)	(171,800)
Net investment income (loss)	$(335,034)	$(1,906,348)	$(1,451,257)	$(360,469)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$816,081	$12,712,287	$8,851,443	$15,174,782
Realized gain distributions	1,656,791	8,792,753	18,712,002	12,210,156
Net realized gains (losses)	$2,472,872	$21,505,040	$27,563,445	$27,384,938

Net unrealized appreciation (depreciation) on investments:
End of year	$1,249,850	$3,033,775	$23,458,971	$21,823,313
Beginning of year	2,785,104	18,694,136	31,991,125	36,811,174
Change in unrealized appreciation (depreciation)	$(1,535,254)	$(15,660,361)	$(8,532,154)	$(14,987,861)

Realized and unrealized gains (losses)	$937,618	$5,844,679	$19,031,291	$12,397,077
Increase (Decrease) in net assets from operations	$602,584	$3,938,331	$17,580,034	$12,036,608
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	SG1	SGS	SI1	SIS
	Sub-Account (j)	Sub-Account (j)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$30,983	$1,034,821	$2,826,480
Mortality and expense risk charges	(292,721)	(184,404)	(283,501)	(666,159)
Distribution and administrative expense charges	(35,126)	(22,128)	(34,020)	(79,939)
Net investment income (loss)	$(327,847)	$(175,549)	$717,300	$2,080,382

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,651,615	$5,993,733	$(61,146)	$(182,539)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$7,651,615	$5,993,733	$(61,146)	$(182,539)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$(387,486)	$(783,862)
Beginning of year	4,783,277	3,834,880	(72,937)	110,671
Change in unrealized appreciation (depreciation)	$(4,783,277)	$(3,834,880)	$(314,549)	$(894,533)

Realized and unrealized gains (losses)	$2,868,338	$2,158,853	$(375,695)	$(1,077,072)
Increase (Decrease) in net assets from operations	$2,540,491	$1,983,304	$341,605	$1,003,310

	SVS	TE1	TEC	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$128,507	$-	$-	$21,608,259
Mortality and expense risk charges	(128,112)	(42,849)	(252,803)	(12,283,003)
Distribution and administrative expense charges	(15,373)	(5,142)	(30,336)	(1,473,960)
Net investment income (loss)	$(14,978)	$(47,991)	$(283,139)	$7,851,296

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$259,033	$307,680	$1,783,165	$10,589,763
Realized gain distributions	594,422	-	-	31,459,984
Net realized gains (losses)	$853,455	$307,680	$1,783,165	$42,049,747

Net unrealized appreciation (depreciation) on investments:
End of year	$(471,844)	$1,026,534	$5,647,745	$22,533,987
Beginning of year	624,831	767,671	4,053,421	55,433,712
Change in unrealized appreciation (depreciation)	$(1,096,675)	$258,863	$1,594,324	$(32,899,725)

Realized and unrealized gains (losses)	$(243,220)	$566,543	$3,377,489	$9,150,022
Increase (Decrease) in net assets from operations	$(258,198)	$518,552	$3,094,350	$17,001,318

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	TRS	MFE	UTS	MV1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$30,213,439	$952,956	$4,509,071	$1,917,428
Mortality and expense risk charges	(12,697,707)	(1,313,838)	(4,339,004)	(2,104,836)
Distribution and administrative expense charges	(1,523,725)	(157,661)	(520,681)	(252,580)
Net investment income (loss)	$15,992,007	$(518,543)	$(350,614)	$(439,988)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$27,075,991	$7,936,076	$37,208,278	$9,560,247
Realized gain distributions	40,727,573	-	-	8,133,251
Net realized gains (losses)	$67,803,564	$7,936,076	$37,208,278	$17,693,498

Net unrealized appreciation (depreciation) on investments:
End of year	$77,800,093	$29,774,426	$161,603,905	$24,536,026
Beginning of year	129,535,798	18,020,622	118,258,903	33,572,765
Change in unrealized appreciation (depreciation)	$(51,735,705)	$11,753,804	$43,345,002	$(9,036,739)

Realized and unrealized gains (losses)	$16,067,859	$19,689,880	$80,553,280	$8,656,759
Increase (Decrease) in net assets from operations	$32,059,866	$19,171,337	$80,202,666	$8,216,771

	MVS	OBV	OCA	OGG
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,805,998	$833	$4,003	$406,796
Mortality and expense risk charges	(3,875,596)	(11,567)	(707,191)	(614,809)
Distribution and administrative expense charges	(465,071)	(1,388)	(84,863)	(73,777)
Net investment income (loss)	$465,331	$(12,122)	$(788,051)	$(281,790)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$30,660,076	$809	$3,114,782	$1,233,692
Realized gain distributions	17,456,751	2,864	-	1,701,234
Net realized gains (losses)	$48,116,827	$3,673	$3,114,782	$2,934,926

Net unrealized appreciation (depreciation) on investments:
End of year	$61,177,254	$(38,108)	$7,488,564	$2,661,917
Beginning of year	90,080,125	-	5,027,664	3,927,889
Change in unrealized appreciation (depreciation)	$(28,902,871)	$(38,108)	$2,460,900	$(1,265,972)

Realized and unrealized gains (losses)	$19,213,956	$(34,435)	$5,575,682	$1,668,954
Increase (Decrease) in net assets from operations	$19,679,287	$(46,557)	$4,787,631	$1,387,164

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,491,734	$31,655	$645,278	$31,149,061
Mortality and expense risk charges	(9,645,745)	(309,369)	(183,020)	(10,350,124)
Distribution and administrative expense charges	(1,157,489)	(37,124)	(21,962)	(1,242,015)
Net investment income (loss)	$(6,311,500)	$(314,838)	$440,296	$19,556,922

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,564,726	$1,300,784	$80,124	$(385,400)
Realized gain distributions	-	684,604	242,738	-
Net realized gains (losses)	$7,564,726	$1,985,388	$322,862	$(385,400)

Net unrealized appreciation (depreciation) on investments:
End of year	$72,662,101	$340,912	$(86,351)	$15,992,342
Beginning of year	65,051,556	2,530,944	260,594	(3,831,703)
Change in unrealized appreciation (depreciation)	$7,610,545	$(2,190,032)	$(346,945)	$19,824,045

Realized and unrealized gains (losses)	$15,175,271	$(204,644)	$(24,083)	$19,438,645
Increase (Decrease) in net assets from operations	$8,863,771	$(519,482)	$416,213	$38,995,567

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,070,864	$6,846,681	$249,607	$395,741
Mortality and expense risk charges	(714,793)	(2,251,313)	(47,775)	(122,146)
Distribution and administrative expense charges	(85,775)	(270,158)	(5,733)	(14,657)
Net investment income (loss)	$1,270,296	$4,325,210	$196,099	$258,938

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(637,087)	$(199,728)	$(451)	$95,790
Realized gain distributions	125,011	-	-	-
Net realized gains (losses)	$(512,076)	$(199,728)	$(451)	$95,790

Net unrealized appreciation (depreciation) on investments:
End of year	$1,014,616	$7,069,546	$(24,429)	$1,167,074
Beginning of year	(2,305,606)	(1,587,302)	(11,013)	(264,119)
Change in unrealized appreciation (depreciation)	$3,320,222	$8,656,848	$(13,416)	$1,431,193

Realized and unrealized gains (losses)	$2,808,146	$8,457,120	$(13,867)	$1,526,983
Increase (Decrease) in net assets from operations	$4,078,442	$12,782,330	$182,232	$1,785,921

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	SSA	SVV	LGF	IGB
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$47,246	$70,788	$-	$815,007
Mortality and expense risk charges	(110,090)	(172,251)	(26,141)	(262,384)
Distribution and administrative expense charges	(13,211)	(20,670)	(3,137)	(31,486)
Net investment income (loss)	$(76,055)	$(122,133)	$(29,278)	$521,137

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$75,990	$40,195	$24,771	$(80,573)
Realized gain distributions	486,022	-	5,497	-
Net realized gains (losses)	$562,012	$40,195	$30,268	$(80,573)

Net unrealized appreciation (depreciation) on investments:
End of year	$(728,282)	$(394,812)	$115,020	$(171,594)
Beginning of year	387,293	-	42,910	(32,930)
Change in unrealized appreciation (depreciation)	$(1,115,575)	$(394,812)	$72,110	$(138,664)

Realized and unrealized gains (losses)	$(553,563)	$(354,617)	$102,378	$(219,237)
Increase (Decrease) in net assets from operations	$(629,618)	$(476,750)	$73,100	$301,900

	VSC	SRE	SC3	CMM
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$1,684,908	$227,689	$66,783
Mortality and expense risk charges	(597,862)	(2,075,411)	(290,012)	(22,855)
Distribution and administrative expense charges	(71,744)	(249,049)	(34,801)	(2,743)
Net investment income (loss)	$(669,606)	$(639,552)	$(97,124)	$41,185

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(48,816)	$1,946,989	$2,473,842	$-
Realized gain distributions	7,104,922	16,799,436	1,896,127	-
Net realized gains (losses)	$7,056,106	$18,746,425	$4,369,969	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(13,207,741)	$(23,760,985)	$(621,205)	$-
Beginning of year	-	18,097,465	6,046,756	-
Change in unrealized appreciation (depreciation)	$(13,207,741)	$(41,858,450)	$(6,667,961)	$-

Realized and unrealized gains (losses)	$(6,151,635)	$(23,112,025)	$(2,297,992)	$-
Increase (Decrease) in net assets from operations	$(6,821,241)	$(23,751,577)	$(2,395,116)	$41,185

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	VLC	WTF	USC
	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$52	$-	$-
Mortality and expense risk charges	(65,653)	(21,594)	(759)
Distribution and administrative expense charges	(7,878)	(2,591)	(91)
Net investment income (loss)	$(73,479)	$(24,185)	$(850)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(14,785)	$48,932	$121
Realized gain distributions	744	21,856	1,697
Net realized gains (losses)	$(14,041)	$70,788	$1,818

Net unrealized appreciation (depreciation) on investments:
End of year	$(612,290)	$165,931	$974
Beginning of year	-	141,870	1,403
Change in unrealized appreciation (depreciation)	$(612,290)	$24,061	$(429)

Realized and unrealized gains (losses)	$(626,331)	$94,849	$1,389
Increase (Decrease) in net assets from operations	$(699,810)	$70,664	$539

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	GSS	MFC	HYS	IG1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$13,143,292	$8,811,435	$12,782,061	$255,123
Mortality and expense risk charges	(3,336,065)	(1,913,407)	(2,154,825)	(321,734)
Distribution and administrative expense charges	(400,328)	(229,609)	(258,579)	(38,608)
Net investment income (loss)	$9,406,899	$6,668,419	$10,368,657	$(105,219)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(5,789,686)	$(339,994)	$423,897	$2,507,816
Realized gain distributions	-	-	-	3,205,120
Net realized gains (losses)	$(5,789,686)	$(339,994)	$423,897	$5,712,936

Net unrealized appreciation (depreciation) on investments:
End of year	$(1,858,318)	$(4,367,446)	$(3,284,454)	$3,969,355
Beginning of year	(12,550,984)	2,374,320	6,126,830	6,633,497
Change in unrealized appreciation (depreciation)	$10,692,666	$(6,741,766)	$(9,411,284)	$(2,664,142)

Realized and unrealized gains (losses)	$4,902,980	$(7,081,760)	$(8,987,387)	$3,048,794
Increase (Decrease) in net assets from operations	$14,309,879	$(413,341)	$1,381,270	$2,943,575

	IGS	MI1	MII	M1B
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,849,691	$728,822	$2,080,214	$104,888
Mortality and expense risk charges	(1,704,379)	(1,418,487)	(1,629,062)	(1,488,928)
Distribution and administrative expense charges	(204,525)	(170,218)	(195,487)	(178,671)
Net investment income (loss)	$(59,213)	$(859,883)	$255,665	$(1,562,711)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$15,996,023	$908,180	$13,102,666	$6,019,760
Realized gain distributions	19,500,569	5,666,427	15,499,548	-
Net realized gains (losses)	$35,496,592	$6,574,607	$28,602,214	$6,019,760

Net unrealized appreciation (depreciation) on investments:
End of year	$27,670,929	$(3,041,280)	$10,153,790	$17,426,105
Beginning of year	44,917,676	2,486,383	31,498,352	13,496,878
Change in unrealized appreciation (depreciation)	$(17,246,747)	$(5,527,663)	$(21,344,562)	$3,929,227

Realized and unrealized gains (losses)	$18,249,845	$1,046,944	$7,257,652	$9,948,987
Increase (Decrease) in net assets from operations	$18,190,632	$187,061	$7,513,317	$8,386,276

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	MIS	MFL	MIT	MC1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$1,095,953	$3,204,380	$8,276,571	$-
Mortality and expense risk charges	(3,920,317)	(4,981,308)	(8,957,560)	(511,950)
Distribution and administrative expense charges	(470,438)	(597,757)	(1,074,907)	(61,434)
Net investment income (loss)	$(3,294,802)	$(2,374,685)	$(1,755,896)	$(573,384)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(12,150,016)	$10,464,466	$7,368,859	$2,647,730
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$(12,150,016)	$10,464,466	$7,368,859	$2,647,730

Net unrealized appreciation (depreciation) on investments:
End of year	$38,286,994	$49,069,090	$101,452,831	$6,389,755
Beginning of year	(5,626,129)	44,604,682	73,274,903	5,718,267
Change in unrealized appreciation (depreciation)	$43,913,123	$4,464,408	$28,177,928	$671,488

Realized and unrealized gains (losses)	$31,763,107	$14,928,874	$35,546,787	$3,319,218
Increase (Decrease) in net assets from operations	$28,468,305	$12,554,189	$33,790,891	$2,745,834

	MCS	MCV Sub-Account	MM1	MMS
	Sub-Account		Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$19,627	$117,840	$8,154,877	$9,039,051
Mortality and expense risk charges	(672,234)	(366,417)	(2,870,154)	(2,426,420)
Distribution and administrative expense charges	(80,668)	(43,970)	(344,418)	(291,170)
Net investment income (loss)	$(733,275)	$(292,547)	$4,940,305	$6,321,461

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$5,385,885	$704,416	$-	$-
Realized gain distributions	-	940,902	-	-
Net realized gains (losses)	$5,385,885	$1,645,318	$-	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$7,211,558	$109,781	$-	$-
Beginning of year	7,633,258	1,339,357	-	-
Change in unrealized appreciation (depreciation)	$(421,700)	$(1,229,576)	$-	$-

Realized and unrealized gains (losses)	$4,964,185	$415,742	$-	$-
Increase (Decrease) in net assets from operations	$4,230,910	$123,195	$4,940,305	$6,321,461

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	M1A	NWD	RE1	RES
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$-	$177,691	$2,368,535
Mortality and expense risk charges	(2,196,193)	(1,550,011)	(420,935)	(3,561,075)
Distribution and administrative expense charges	(263,543)	(186,001)	(50,512)	(427,329)
Net investment income (loss)	$(2,459,736)	$(1,736,012)	$(293,756)	$(1,619,869)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$5,059,725	$9,313,256	$2,236,724	$7,068,936
Realized gain distributions	3,758,980	3,168,273	-	-
Net realized gains (losses)	$8,818,705	$12,481,529	$2,236,724	$7,068,936

Net unrealized appreciation (depreciation) on investments:
End of year	$14,774,334	$21,624,337	$7,002,761	$57,877,591
Beginning of year	20,402,707	29,702,508	5,827,719	31,463,761
Change in unrealized appreciation (depreciation)	$(5,628,373)	$(8,078,171)	$1,175,042	$26,413,830

Realized and unrealized gains (losses)	$3,190,332	$4,403,358	$3,411,766	$33,482,766
Increase (Decrease) in net assets from operations	$730,596	$2,667,346	$3,118,010	$31,862,897

	RG1	RGS	RI1	RIS
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$40,027	$369,212	$1,622,418	$1,242,995
Mortality and expense risk charges	(334,876)	(2,031,750)	(2,744,353)	(1,431,664)
Distribution and administrative expense charges	(40,185)	(243,810)	(329,322)	(171,800)
Net investment income (loss)	$(335,034)	$(1,906,348)	$(1,451,257)	$(360,469)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$816,081	$12,712,287	$8,851,443	$15,174,782
Realized gain distributions	1,656,791	8,792,753	18,712,002	12,210,156
Net realized gains (losses)	$2,472,872	$21,505,040	$27,563,445	$27,384,938

Net unrealized appreciation (depreciation) on investments:
End of year	$1,249,850	$3,033,775	$23,458,971	$21,823,313
Beginning of year	2,785,104	18,694,136	31,991,125	36,811,174
Change in unrealized appreciation (depreciation)	$(1,535,254)	$(15,660,361)	$(8,532,154)	$(14,987,861)

Realized and unrealized gains (losses)	$937,618	$5,844,679	$19,031,291	$12,397,077
Increase (Decrease) in net assets from operations	$602,584	$3,938,331	$17,580,034	$12,036,608

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	SG1	SGS	SI1	SIS
	Sub-Account (j)	Sub-Account (j)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$30,983	$1,034,821	$2,826,480
Mortality and expense risk charges	(292,721)	(184,404)	(283,501)	(666,159)
Distribution and administrative expense charges	(35,126)	(22,128)	(34,020)	(79,939)
Net investment income (loss)	$(327,847)	$(175,549)	$717,300	$2,080,382

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,651,615	$5,993,733	$(61,146)	$(182,539)
Realized gain distributions	-	-	-	-
Net realized gains (losses)	$7,651,615	$5,993,733	$(61,146)	$(182,539)

Net unrealized appreciation (depreciation) on investments:
End of year	$-	$-	$(387,486)	$(783,862)
Beginning of year	4,783,277	3,834,880	(72,937)	110,671
Change in unrealized appreciation (depreciation)	$(4,783,277)	$(3,834,880)	$(314,549)	$(894,533)

Realized and unrealized gains (losses)	$2,868,338	$2,158,853	$(375,695)	$(1,077,072)
Increase (Decrease) in net assets from operations	$2,540,491	$1,983,304	$341,605	$1,003,310

	SVS	TE1	TEC	MFJ
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$128,507	$-	$-	$21,608,259
Mortality and expense risk charges	(128,112)	(42,849)	(252,803)	(12,283,003)
Distribution and administrative expense charges	(15,373)	(5,142)	(30,336)	(1,473,960)
Net investment income (loss)	$(14,978)	$(47,991)	$(283,139)	$7,851,296

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$259,033	$307,680	$1,783,165	$10,589,763
Realized gain distributions	594,422	-	-	31,459,984
Net realized gains (losses)	$853,455	$307,680	$1,783,165	$42,049,747

Net unrealized appreciation (depreciation) on investments:
End of year	$(471,844)	$1,026,534	$5,647,745	$22,533,987
Beginning of year	624,831	767,671	4,053,421	55,433,712
Change in unrealized appreciation (depreciation)	$(1,096,675)	$258,863	$1,594,324	$(32,899,725)

Realized and unrealized gains (losses)	$(243,220)	$566,543	$3,377,489	$9,150,022
Increase (Decrease) in net assets from operations	$(258,198)	$518,552	$3,094,350	$17,001,318
(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	TRS	MFE	UTS	MV1
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$30,213,439	$952,956	$4,509,071	$1,917,428
Mortality and expense risk charges	(12,697,707)	(1,313,838)	(4,339,004)	(2,104,836)
Distribution and administrative expense charges	(1,523,725)	(157,661)	(520,681)	(252,580)
Net investment income (loss)	$15,992,007	$(518,543)	$(350,614)	$(439,988)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$27,075,991	$7,936,076	$37,208,278	$9,560,247
Realized gain distributions	40,727,573	-	-	8,133,251
Net realized gains (losses)	$67,803,564	$7,936,076	$37,208,278	$17,693,498

Net unrealized appreciation (depreciation) on investments:
End of year	$77,800,093	$29,774,426	$161,603,905	$24,536,026
Beginning of year	129,535,798	18,020,622	118,258,903	33,572,765
Change in unrealized appreciation (depreciation)	$(51,735,705)	$11,753,804	$43,345,002	$(9,036,739)

Realized and unrealized gains (losses)	$16,067,859	$19,689,880	$80,553,280	$8,656,759
Increase (Decrease) in net assets from operations	$32,059,866	$19,171,337	$80,202,666	$8,216,771

	MVS	OBV	OCA	OGG
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,805,998	$833	$4,003	$406,796
Mortality and expense risk charges	(3,875,596)	(11,567)	(707,191)	(614,809)
Distribution and administrative expense charges	(465,071)	(1,388)	(84,863)	(73,777)
Net investment income (loss)	$465,331	$(12,122)	$(788,051)	$(281,790)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$30,660,076	$809	$3,114,782	$1,233,692
Realized gain distributions	17,456,751	2,864	-	1,701,234
Net realized gains (losses)	$48,116,827	$3,673	$3,114,782	$2,934,926

Net unrealized appreciation (depreciation) on investments:
End of year	$61,177,254	$(38,108)	$7,488,564	$2,661,917
Beginning of year	90,080,125	-	5,027,664	3,927,889
Change in unrealized appreciation (depreciation)	$(28,902,871)	$(38,108)	$2,460,900	$(1,265,972)

Realized and unrealized gains (losses)	$19,213,956	$(34,435)	$5,575,682	$1,668,954
Increase (Decrease) in net assets from operations	$19,679,287	$(46,557)	$4,787,631	$1,387,164

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	OMG	OMS	PMB	PLD
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$4,491,734	$31,655	$645,278	$31,149,061
Mortality and expense risk charges	(9,645,745)	(309,369)	(183,020)	(10,350,124)
Distribution and administrative expense charges	(1,157,489)	(37,124)	(21,962)	(1,242,015)
Net investment income (loss)	$(6,311,500)	$(314,838)	$440,296	$19,556,922

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$7,564,726	$1,300,784	$80,124	$(385,400)
Realized gain distributions	-	684,604	242,738	-
Net realized gains (losses)	$7,564,726	$1,985,388	$322,862	$(385,400)

Net unrealized appreciation (depreciation) on investments:
End of year	$72,662,101	$340,912	$(86,351)	$15,992,342
Beginning of year	65,051,556	2,530,944	260,594	(3,831,703)
Change in unrealized appreciation (depreciation)	$7,610,545	$(2,190,032)	$(346,945)	$19,824,045

Realized and unrealized gains (losses)	$15,175,271	$(204,644)	$(24,083)	$19,438,645
Increase (Decrease) in net assets from operations	$8,863,771	$(519,482)	$416,213	$38,995,567

	PRR	PTR	PRA	PCR
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$2,070,864	$6,846,681	$249,607	$395,741
Mortality and expense risk charges	(714,793)	(2,251,313)	(47,775)	(122,146)
Distribution and administrative expense charges	(85,775)	(270,158)	(5,733)	(14,657)
Net investment income (loss)	$1,270,296	$4,325,210	$196,099	$258,938

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(637,087)	$(199,728)	$(451)	$95,790
Realized gain distributions	125,011	-	-	-
Net realized gains (losses)	$(512,076)	$(199,728)	$(451)	$95,790

Net unrealized appreciation (depreciation) on investments:
End of year	$1,014,616	$7,069,546	$(24,429)	$1,167,074
Beginning of year	(2,305,606)	(1,587,302)	(11,013)	(264,119)
Change in unrealized appreciation (depreciation)	$3,320,222	$8,656,848	$(13,416)	$1,431,193

Realized and unrealized gains (losses)	$2,808,146	$8,457,120	$(13,867)	$1,526,983
Increase (Decrease) in net assets from operations	$4,078,442	$12,782,330	$182,232	$1,785,921

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	SSA	SVV	LGF	IGB
	Sub-Account	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$47,246	$70,788	$-	$815,007
Mortality and expense risk charges	(110,090)	(172,251)	(26,141)	(262,384)
Distribution and administrative expense charges	(13,211)	(20,670)	(3,137)	(31,486)
Net investment income (loss)	$(76,055)	$(122,133)	$(29,278)	$521,137

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$75,990	$40,195	$24,771	$(80,573)
Realized gain distributions	486,022	-	5,497	-
Net realized gains (losses)	$562,012	$40,195	$30,268	$(80,573)

Net unrealized appreciation (depreciation) on investments:
End of year	$(728,282)	$(394,812)	$115,020	$(171,594)
Beginning of year	387,293	-	42,910	(32,930)
Change in unrealized appreciation (depreciation)	$(1,115,575)	$(394,812)	$72,110	$(138,664)

Realized and unrealized gains (losses)	$(553,563)	$(354,617)	$102,378	$(219,237)
Increase (Decrease) in net assets from operations	$(629,618)	$(476,750)	$73,100	$301,900

	VSC	SRE	SC3	CMM
	Sub-Account (k)	Sub-Account	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$-	$1,684,908	$227,689	$66,783
Mortality and expense risk charges	(597,862)	(2,075,411)	(290,012)	(22,855)
Distribution and administrative expense charges	(71,744)	(249,049)	(34,801)	(2,743)
Net investment income (loss)	$(669,606)	$(639,552)	$(97,124)	$41,185

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sale of fund shares	$(48,816)	$1,946,989	$2,473,842	$-
Realized gain distributions	7,104,922	16,799,436	1,896,127	-
Net realized gains (losses)	$7,056,106	$18,746,425	$4,369,969	$-

Net unrealized appreciation (depreciation) on investments:
End of year	$(13,207,741)	$(23,760,985)	$(621,205)	$-
Beginning of year	-	18,097,465	6,046,756	-
Change in unrealized appreciation (depreciation)	$(13,207,741)	$(41,858,450)	$(6,667,961)	$-

Realized and unrealized gains (losses)	$(6,151,635)	$(23,112,025)	$(2,297,992)	$-
Increase (Decrease) in net assets from operations	$(6,821,241)	$(23,751,577)	$(2,395,116)	$41,185

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Operations - Year Ended December 31, 2007 - continued

	VLC	WTF	USC
	Sub-Account (k)	Sub-Account	Sub-Account
Income and Expenses:
Dividend income	$52	$-	$-
Mortality and expense risk charges	(65,653)	(21,594)	(759)
Distribution and administrative expense charges	(7,878)	(2,591)	(91)
Net investment income (loss)	$(73,479)	$(24,185)	$(850)

Realized and Unrealized gains (losses):
Realized gains (losses) on investment transactions:
Realized gains (losses) on sales of fund shares	$(14,785)	$48,932	$121
Realized gain distributions	744	21,856	1,697
Net realized gains (losses)	$(14,041)	$70,788	$1,818

Net unrealized appreciation (depreciation) on investments:
End of year	$(612,290)	$165,931	$974
Beginning of year	-	141,870	1,403
Change in unrealized appreciation (depreciation)	$(612,290)	$24,061	$(429)

Realized and unrealized gains (losses)	$(626,331)	$94,849	$1,389
Increase (Decrease) in net assets from operations	$(699,810)	$70,664	$539

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets

	SGI		CSC		NMT		MCC		CMG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (k)	2006	2007	2006	2007	2006	2007 (k)	2006	2007 (k)	2006
Operations:
Net investment income (loss)	$(529,539)	$-	$(249)	$(114)	$(1,256)	$(313)	$(426,307)	$-	$(43,640)	$-
Net realized gains (losses)	71,138	-	1,976	185	8,552	625	1,816,488	-	45,441	-
Net unrealized gains (losses)	(521,756)	-	(2,497)	1,436	12,344	5,746	2,322,447	-	328,574	-
Increase (Decrease) in net assets from operations	$(980,157)	$-	$(770)	$1,507	$19,640	$6,058	$3,712,628	$-	$330,375	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$65,846,491	$-	$-	$9,915	$39,106	$61,037	$59,908,830	$-	$5,920,249	$-
Net transfers between Sub-Accounts and
Fixed Account	18,942,858	-	1,282	35	(4,292)	10,788	14,261,897	-	1,352,946	-
Withdrawals, surrenders, annuitizations and
contract charges	(834,864)	-	(61)	(7)	(1,561)	-	(701,230)	-	(54,861)	-
Net accumulation activity	$83,954,485	$-	$1,221	$9,943	$33,253	$71,825	$73,469,497	$-	$7,218,334	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-

Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-

Increase (Decrease) in net assets from contract
owner transactions	$83,954,485	$-	$1,221	$9,943	$33,253	$71,825	$73,469,497	$-	$7,218,334	$-

Increase (Decrease) in net assets	$82,974,328	$-	$451	$11,450	$52,893	$77,883	$77,182,125	$-	$7,548,709	$-

Net Assets:
Beginning of year	$-	$-	$17,650	$6,200	$83,087	$5,204	$-	$-	$-	$-
End of year	$82,974,328	$-	$18,101	$17,650	$135,980	$83,087	$77,182,125	$-	$7,548,709	$-

Unit Transactions:
Beginning of year	-	-	1,411	583	6,233	462	-	-	-	-
Purchased	6,114,623	-	-	826	2,825	4,870	5,221,770	-	526,212	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	1,758,234	-	103	3	(264)	901	1,217,807	-	121,380	-
Withdrawn, Surrendered, and Annuitized	(81,274)	-	(5)	(1)	(104)	-	(82,859)	-	(6,902)	-

End of year	7,791,583	-	1,509	1,411	8,690	6,233	6,356,718	-	640,690	-

(k) For the period March 5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	NNG		NMI		FVB		F10		F15
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(3,820)	$(1,705)	$(41,428)	$(614)	$107,493	$-	$71,155	$22,067	$189,971	$25,617
Net realized gains (losses)	15,585	158	114,989	1,301	3,697	-	297,735	32,882	527,414	77,580
Net unrealized gains (losses)	25,311	11,040	226,832	13,230	(144,261)	-	(89,889)	96,523	71,408	261,343
Increase (Decrease) in net assets from operations	$37,076	$9,493	$300,393	$13,917	$(33,071)	$-	$279,001	$151,472	$788,793	$364,540

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$-	$71,000	$4,686,269	$121,430	$11,284,487	$-	$3,000,621	$1,158,982	$5,208,788	$6,031,331
Net transfers between Sub-Accounts and
Fixed Account	(70,920)	95,841	3,698,982	14,492	2,024,387	-	917,950	1,435,328	4,077,064	1,773,873
Withdrawals, surrenders, annuitizations and
contract charges	(1,179)	(74)	(98,222)	-	(34,804)	-	(242,462)	(15,247)	(505,227)	(349,436)
Net accumulation activity	$(72,099)	$166,767	$8,287,029	$135,922	$13,274,070	$-	$3,676,109	$2,579,063	$8,780,625	$7,455,768

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$(72,099)	$166,767	$8,287,029	$135,922	$13,274,070	$-	$3,676,109	$2,579,063	$8,780,625	$7,455,768

Increase (Decrease) in net assets	$(35,023)	$176,260	$8,587,422	$149,839	$13,240,999	$-	$3,955,110	$2,730,535	$9,569,418	$7,820,308

Net Assets:
Beginning of year	$226,596	$50,336	$165,345	$15,506	$-	$-	$2,974,098	$243,563	$8,088,852	$268,544
End of year	$191,573	$226,596	$8,752,767	$165,345	$13,240,999	$-	$6,929,208	$2,974,098	$17,658,270	$8,088,852

Unit Transactions:
Beginning of year	19,841	4,598	11,385	1,299	-	-	268,016	23,605	715,554	25,858
Purchased	-	6,398	300,401	8,938	1,049,762	-	261,167	133,187	438,948	559,998
Transferred between Sub-Accounts and Fixed
Accumulation Account	(5,177)	8,852	227,995	1,148	187,797	-	77,586	136,506	345,411	164,200
Withdrawn, Surrendered, and Annuitized	(94)	(7)	(17,707)	-	(3,235)	-	(21,118)	(25,282)	(42,166)	(34,502)
End of year	14,570	19,841	522,074	11,385	1,234,324	-	585,651	268,016	1,457,747	715,554

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	F20		FVM		FMS		TDM		FTG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$213,040	$105,359	$(627,501)	$-	$(342,306)	$(234,449)	$61,504	$(21,509)	$(156,864)	$(81,285)
Net realized gains (losses)	1,273,585	222,100	109,267	-	5,128,408	2,552,491	3,279,418	95,614	2,240,694	757,389
Net unrealized gains (losses)	294,230	493,030	3,038,340	-	(5,239,071)	4,231,002	4,586,525	861,925	(2,342,080)	2,035,968
Increase (Decrease) in net assets from
operations	$1,780,855	$820,489	$2,520,106	$-	$(452,969)	$6,549,044	$7,927,447	$936,030	$(258,250)	$2,712,072

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$14,466,914	$10,650,714	$112,628,706	$-	$49,979,954	$17,932,205	$54,816,444	$4,074,300	$18,162,024	$7,237,072
Net transfers between Sub-Accounts and
Fixed Account	6,859,478	3,509,402	25,354,571	-	9,701,085	9,288,424	9,311,256	1,572,821	3,829,450	4,227,979
Withdrawals, surrenders, annuitizations and
contract charges	(1,646,550)	(104,396)	(1,725,966)	-	(6,142,981)	(3,675,200)	(1,417,777)	(291,976)	(1,857,863)	(545,397)
Net accumulation activity	$19,679,842	$14,055,720	$136,257,311	$-	$53,538,058	$23,545,429	$62,709,923	$5,355,145	$20,133,611	$10,919,654

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	(2,429)	(2,196)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	(260)	(363)	-	-	-	-
Net annuitization activity	$-	$-	$-	$-	$(2,689)	$(2,559)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$19,679,842	$14,055,720	$136,257,311	$-	$53,535,369	$23,542,870	$62,709,923	$5,355,145	$20,133,611	$10,919,654

Increase (Decrease) in net assets	$21,460,697	$14,876,209	$138,777,417	$-	$53,082,400	$30,091,914	$70,637,370	$6,291,175	$19,875,361	$13,631,726

Net Assets:
Beginning of year	$14,984,152	$107,943	$-	$-	$58,070,328	$27,978,414	$7,216,012	$924,837	$22,093,074	$8,461,348
End of year	$36,444,849	$14,984,152	$138,777,417	$-	$111,152,728	$58,070,328	$77,853,382	$7,216,012	$41,968,435	$22,093,074

Unit Transactions:
Beginning of year	1,308,908	10,353	-	-	3,368,514	1,886,907	511,631	82,552	1,134,629	518,022
Purchased	1,266,324	1,005,397	9,897,828	-	2,765,022	1,125,797	3,385,335	329,220	895,454	404,263
Transferred between Sub-Accounts and Fixed Accumulation Account	570,795	321,718	2,190,917	-	543,065	593,573	564,446	125,107	192,070	242,351
Withdrawn, Surrendered, and Annuitized	(201,170)	(28,560)	(204,568)	-	(358,485)	(237,763)	(100,626)	(25,248)	(93,932)	(30,007)
End of year	2,944,857	1,308,908	11,884,177	-	6,318,116	3,368,514	4,360,786	511,631	2,128,221	1,134,629
(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	FTI		ISC		FVS		SIC		LAV
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007 (k)	2006	2007	2006
Operations:
Net investment income (loss)	$987,772	$(1,949,558)	$74,901	$-	$(433,590)	$(302,895)	$29,959	$-	$(330,019)	$(147,845)
Net realized gains (losses)	52,835,963	6,971,300	8,540	-	4,534,158	2,290,414	(20,264)	-	2,063,671	1,071,701
Net unrealized gains (losses)	10,086,338	56,227,353	(761,148)	-	(6,169,357)	1,380,519	39,345	-	(667,540)	752,919
Increase (Decrease) in net assets from
operations	$63,910,073	$61,249,095	$(677,707)	$-	$(2,068,789)	$3,368,038	$49,040	$-	$1,066,112	$1,676,775

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$53,353,349	$144,049,990	$30,398,015	$-	$10,658,874	$8,433,637	$3,745,076	$-	$9,053,961	$9,639,253
Net transfers between Sub-Accounts and
Fixed Account	(29,738,016)	26,759,979	11,488,143	-	504,856	3,194,026	2,251,144	-	1,369,043	2,976,799
Withdrawals, surrenders, annuitizations and
contract charges	(34,710,111)	(19,539,053)	(664,275)	-	(3,415,384)	(1,599,488)	(299,873)	-	(1,610,844)	(1,284,681)
Net accumulation activity	$(11,094,778)	$151,270,916	$41,221,883	$-	$7,748,346	$10,028,175	$5,696,347	$-	$8,812,160	$11,331,371

Annuitization Activity:
Annuitizations	$95,020	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(25,320)	(12,275)	-	-	(2,555)	(2,401)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,550)	(1,428)	-	-	(198)	(377)	-	-	-	-
Net annuitization activity	$65,150	$(13,703)	$-	$-	$(2,753)	$(2,778)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions	$(11,029,628)	$151,257,213	$41,221,883	$-	$7,745,593	$10,025,397	$5,696,347	$-	$8,812,160	$11,331,371

Increase (Decrease) in net assets	$52,880,445	$212,506,308	$40,544,176	$-	$5,676,804	$13,393,435	$5,745,387	$-	$9,878,272	$13,008,146

Net Assets:
Beginning of year	$449,411,615	$236,905,307	$-	$-	$32,015,946	$18,622,511	$-	$-	$21,338,547	$8,330,401
End of year	$502,292,060	$449,411,615	$40,544,176	$-	$37,692,750	$32,015,946	$5,745,387	$-	$31,216,819	$21,338,547

Unit Transactions:
Beginning of year	23,906,416	15,021,292	-	-	1,597,154	1,065,024	-	-	1,530,051	673,060
Purchased	2,770,455	8,501,667	2,940,282	-	509,404	446,568	365,706	-	631,107	725,675
Transferred between Sub-Accounts and Fixed Accumulation Account
	(1,380,657)	1,576,633	1,112,795	-	22,542	170,833	220,113	-	95,287	225,941
Withdrawn, Surrendered, and Annuitized	(1,741,096)	(1,193,176)	(69,605)	-	(168,222)	(85,271)	(29,742)	-	(124,301)	(94,625)
End of year	23,555,118	23,906,416	3,983,472	-	1,960,878	1,597,154	556,077	-	2,132,144	1,530,051

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LA1		LA9		LA2		MF7		BDS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(847,064)	$(565,458)	$(1,265,255)	$(783,542)	$(1,323,219)	$(714,382)	$3,077,639	$3,239,683	$5,426,215	$6,062,225
Net realized gains (losses)	38,153,073	11,062,770	9,625,547	1,086,124	15,923,908	6,949,356	(1,907,910)	(625,930)	(2,957,466)	(560,119)
Net unrealized gains (losses)	(34,847,567)	22,787,968	3,808,816	2,362,173	(17,131,349)	775,661	92,715	(323,132)	(191,419)	(1,218,764)
Increase (Decrease) in net assets from
operations	$2,458,442	$33,285,280	$12,169,108	$2,664,755	$(2,530,660)	$7,010,635	$1,262,444	$2,290,621	$2,277,330	$4,283,342

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$205,629,540	$90,941,531	$9,122,992	$20,928,850	$26,776,365	$26,148,959	$6,335,834	$3,541,989	$1,979,571	$1,429,134
Net transfers between Sub-Accounts and
Fixed Account	50,319,395	22,609,610	(2,720,890)	7,679,452	5,830,515	6,832,710	4,553,418	4,236,410	7,014,116	3,207,474
Withdrawals, surrenders, annuitizations and contract charges
	(27,857,693)	(14,208,187)	(4,715,038)	(2,280,937)	(6,701,760)	(3,736,971)	(11,189,614)	(9,419,037)	(26,308,757)	(31,343,359)
Net accumulation activity	$228,091,242	$99,342,954	$1,687,064	$26,327,365	$25,905,120	$29,244,698	$(300,362)	$(1,640,638)	$(17,315,070)	$(26,706,751)

Annuitization Activity:
Annuitizations	$49,368	$-	$19,022	$-	$17,799	$-	$-	$-	$-	$88,147
Annuity payments and contract charges	(23,159)	(15,223)	(3,080)	(917)	(8,160)	(5,159)	(1,737)	(1,696)	(137,975)	(65,814)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(3,745)	(2,726)	(687)	(59)	(890)	(614)	(135)	(161)	23,794	18,451
Net annuitization activity	$22,464	$(17,949)	$15,255	$(976)	$8,749	$(5,773)	$(1,872)	$(1,857)	$(114,181)	$40,784
Increase (Decrease) in net assets from contract owner transactions
	$228,113,706	$99,325,005	$1,702,319	$26,326,389	$25,913,869	$29,238,925	$(302,234)	$(1,642,495)	$(17,429,251)	$(26,665,967)

Increase (Decrease) in net assets	$230,572,148	$132,610,285	$13,871,427	$28,991,144	$23,383,209	$36,249,560	$960,210	$648,126	$(15,151,921)	$(22,382,625)

Net Assets:
Beginning of year	$306,867,936	$174,257,651	$59,707,503	$30,716,359	$81,834,682	$45,585,122	$75,695,316	$75,047,190	$119,031,240	$141,413,865
End of year	$537,440,084	$306,867,936	$73,578,930	$59,707,503	$105,217,891	$81,834,682	$76,655,526	$75,695,316	$103,879,319	$119,031,240

Unit Transactions:
Beginning of year	17,651,095	11,563,674	4,902,578	2,675,259	4,471,238	2,743,587	6,133,332	6,270,011	8,059,857	9,925,405
Purchased	11,423,326	5,621,684	704,682	1,779,483	1,393,672	1,544,166	512,582	294,011	133,647	99,201
Transferred between Sub-Accounts and Fixed Accumulation Account
	2,819,498	1,377,581	(184,572)	651,802	306,849	406,759	285,146	341,542	450,029	180,658
Withdrawn, Surrendered, and Annuitized	(1,620,757)	(911,844)	(353,110)	(203,966)	(362,754)	(223,274)	(820,882)	(772,232)	(1,746,617)	(2,145,407)
End of year	30,273,162	17,651,095	5,069,578	4,902,578	5,809,005	4,471,238	6,110,178	6,133,332	6,896,916	8,059,857

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MFD		CAS		CO1		COS		MFF
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	June 25,	December 31,	June 25,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (j)	2006	2007 (j)	2006	2007	2006
Operations:
Net investment income (loss)	$(429,027)	$(473,094)	$(5,074,076)	$(5,785,742)	$(69,466)	$(198,364)	$(39,355)	$(1,624,864)	$(320,760)	$(296,313)
Net realized gains (losses)	2,025,567	1,414,284	(2,422,855)	(23,183,696)	5,406,194	401,028	17,298,523	(25,390,310)	1,779,941	1,240,630
Net unrealized gains (losses)	911,005	312,628	46,886,276	50,763,288	(3,741,609)	1,572,352	(1,172,757)	47,707,450	2,007,977	118,898
Increase (Decrease) in net assets from
operations	$2,507,545	$1,253,818	$39,389,345	$21,793,850	$1,595,119	$1,775,016	$16,086,411	$20,692,276	$3,467,158	$1,063,215

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$367,977	$447,563	$3,732,036	$3,271,217	$166,057	$1,260,601	$556,987	$1,904,733	$625,216	$1,540,676
Net transfers between Sub-Accounts and
Fixed Account	(864,626)	(202,471)	(16,997,326)	(22,018,513)	(17,225,414)	(488,323)	(170,149,642)	(14,125,390)	317,096	122,580
Withdrawals, surrenders, annuitizations and
contract charges	(4,841,668)	(4,924,690)	(90,428,470)	(100,887,714)	(700,012)	(1,369,937)	(14,713,090)	(34,426,630)	(2,457,485)	(2,507,591)
Net accumulation activity	$(5,338,317)	$(4,679,598)	$(103,693,760)	$(119,635,010)	$(17,759,369)	$(597,659)	$(184,305,745)	$(46,647,287)	$(1,515,173)	$(844,335)

Annuitization Activity:
Annuitizations	$-	$-	$136,869	$182,024	$-	$-	$2,451	$60,913	$-	$-
Annuity payments and contract charges	(2,014)	(1,813)	(463,905)	(627,696)	(954)	(6,870)	(12,025)	(58,899)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(370)	(271)	(223,011)	(45,843)	3,481	(917)	89,161	(14,241)	(89)	(427)
Net annuitization activity	$(2,384)	$(2,084)	$(550,047)	$(491,515)	$2,527	$(7,787)	$79,587	$(12,227)	$(89)	$(427)
Increase (Decrease) in net assets from contract owner transactions
	$(5,340,701)	$(4,681,682)	$(104,243,807)	$(120,126,525)	$(17,756,842)	$(605,446)	$(184,226,158)	$(46,659,514)	$(1,515,262)	$(844,762)

Increase (Decrease) in net assets	$(2,833,156)	$(3,427,864)	$(64,854,462)	$(98,332,675)	$(16,161,723)	$1,169,570	$(168,139,747)	$(25,967,238)	$1,951,896	$218,453

Net Assets:
Beginning of year	$29,113,014	$32,540,878	$450,366,226	$548,698,901	$16,161,723	$14,992,153	$168,139,747	$194,106,985	$18,737,905	$18,519,452
End of year	$26,279,858	$29,113,014	$385,511,764	$450,366,226	$-	$16,161,723	$-	$168,139,747	$20,689,801	$18,737,905

Unit Transactions:
Beginning of year	3,012,379	3,518,217	33,490,792	41,628,520	1,377,231	1,483,374	16,499,273	21,130,668	1,615,364	1,747,003
Purchased	33,040	47,151	269,669	313,748	11,655	86,019	74,325	194,644	40,530	107,685
Transferred between Sub-Accounts and Fixed Accumulation Account
	(88,522)	(21,425)	(1,149,494)	(1,383,249)	(1,334,026)	(55,987)	(15,369,375)	(1,587,608)	6,662	(1,528)
Withdrawn, Surrendered, and Annuitized	(457,993)	(531,564)	(6,490,538)	(7,068,227)	(54,860)	(136,175)	(1,204,223)	(3,238,431)	(197,653)	(237,796)
End of year	2,498,904	3,012,379	26,120,429	33,490,792	-	1,377,231	-	16,499,273	1,464,903	1,615,364

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	EGS		EM1		EME		GG1		GGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(3,646,903)	$(4,054,889)	$45,889	$(98,257)	$519,661	$(269,042)	$7,594	$(62,552)	$212,967	$(553,318)
Net realized gains (losses)	5,549,744	(41,708,395)	5,776,088	3,857,380	31,261,715	30,636,607	(43,581)	(240,777)	(1,005,448)	(1,194,241)
Net unrealized gains (losses)	43,565,601	62,982,516	230,838	(224,970)	(5,566,348)	(9,795,436)	280,616	431,433	3,087,661	3,065,220
Increase (Decrease) in net assets from
operations	$45,468,442	$17,219,232	$6,052,815	$3,534,153	$26,215,028	$20,572,129	$244,629	$128,104	$2,295,180	$1,317,661

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,832,860	$2,551,995	$1,378,748	$3,116,039	$847,037	$898,939	$76,010	$188,953	$259,192	$233,405
Net transfers between Sub-Accounts and
Fixed Account	(15,262,692)	(14,795,779)	(407,570)	4,201,069	(2,681,541)	3,256,059	288,035	174,553	1,729,548	(766,992)
Withdrawals, surrenders, annuitizations and
contract charges	(57,096,418)	(57,102,777)	(2,749,338)	(2,657,229)	(20,077,214)	(18,202,140)	(346,259)	(959,659)	(6,797,944)	(8,354,263)
Net accumulation activity	$(70,526,250)	$(69,346,561)	$(1,778,160)	$4,659,879	$(21,911,718)	$(14,047,142)	$17,786	$(596,153)	$(4,809,204)	$(8,887,850)

Annuitization Activity:
Annuitizations	$58,636	$86,703	$-	$-	$-	$-	$-	$-	$10,069	$26,422
Annuity payments and contract charges	(110,643)	(145,799)	-	-	(39,502)	(61,782)	(1,771)	(1,813)	(24,435)	(131,151)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(14,286)	(18,553)	-	-	(40,001)	(36,528)	(189)	(165)	(14,231)	(137)
Net annuitization activity	$(66,293)	$(77,649)	$-	$-	$(79,503)	$(98,310)	$(1,960)	$(1,978)	$(28,597)	$(104,866)
Increase (Decrease) in net assets from contract owner transactions
	$(70,592,543)	$(69,424,210)	$(1,778,160)	$4,659,879	$(21,991,221)	$(14,145,452)	$15,826	$(598,131)	$(4,837,801)	$(8,992,716)

Increase (Decrease) in net assets	$(25,124,101)	$(52,204,978)	$4,274,655	$8,194,032	$4,223,807	$6,426,677	$260,455	$(470,027)	$(2,542,621)	$(7,675,055)

Net Assets:
Beginning of year	$263,364,457	$315,569,435	$18,546,786	$10,352,754	$87,687,610	$81,260,933	$3,762,442	$4,232,469	$36,201,209	$43,876,264
End of year	$238,240,356	$263,364,457	$22,821,441	$18,546,786	$91,911,417	$87,687,610	$4,022,897	$3,762,442	$33,658,588	$36,201,209

Unit Transactions:
Beginning of year	24,616,070	30,633,904	813,675	441,657	3,300,914	3,923,235	283,792	327,850	2,234,976	2,809,654
Purchased	157,539	263,502	95,301	226,014	28,721	35,126	5,766	14,571	15,722	15,346
Transferred between Sub-Accounts and Fixed Accumulation Account
	(1,537,134)	(1,496,908)	11,246	245,982	(95,926)	119,471	21,311	14,065	114,644	(61,525)
Withdrawn, Surrendered, and Annuitized	(4,750,725)	(4,784,428)	(111,798)	(99,978)	(645,750)	(776,918)	(25,979)	(72,694)	(413,521)	(528,499)
End of year	18,485,750	24,616,070	808,424	813,675	2,587,959	3,300,914	284,890	283,792	1,951,821	2,234,976

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GG2		GGR		GT2		GTR		MFK
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(13,724)	$(101,955)	$357,226	$(1,203,693)	$89,789	$(141,028)	$1,175,198	$(754,110)	$8,575,850	$6,725,052
Net realized gains (losses)	763,954	788,817	12,581,196	7,533,573	2,366,012	1,982,874	20,435,227	18,249,102	(3,552,381)	(1,911,468)
Net unrealized gains (losses)	155,493	472,706	2,129,750	14,271,559	(1,201,886)	574,075	(10,966,142)	5,077,683	9,328,731	(383,093)
Increase (Decrease) in net assets from
operations	$905,723	$1,159,568	$15,068,172	$20,601,439	$1,253,915	$2,415,921	$10,644,283	$22,572,675	$14,352,200	$4,430,491

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$240,942	$128,768	$1,041,532	$997,480	$528,470	$432,332	$1,179,483	$1,051,442	$20,690,626	$56,642,283
Net transfers between Sub-Accounts and
Fixed Account	70,960	1,107,840	(2,083,948)	428,100	2,194,451	927,396	3,413,309	10,318,948	6,362,810	28,931,340
Withdrawals, surrenders, annuitizations and contract charges
	(1,248,858)	(1,307,179)	(29,513,166)	(27,659,328)	(2,491,669)	(1,980,174)	(30,965,381)	(33,502,644)	(31,968,523)	(22,941,550)
Net accumulation activity	$(936,956)	$(70,571)	$(30,555,582)	$(26,233,748)	$231,252	$(620,446)	$(26,372,589)	$(22,132,254)	$(4,915,087)	$62,632,073

Annuitization Activity:
Annuitizations	$-	$-	$57,741	$142,026	$-	$-	$64,849	$6,591	$11,994	$-
Annuity payments and contract charges	(2,372)	(2,114)	(102,476)	(110,736)	(2,271)	(2,100)	(130,860)	(167,127)	(19,668)	(17,987)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(352)	(341)	(308)	(3,998)	(263)	(296)	(28,067)	(95,225)	(4,302)	(3,619)
Net annuitization activity	$(2,724)	$(2,455)	$(45,043)	$27,292	$(2,534)	$(2,396)	$(94,078)	$(255,761)	$(11,976)	$(21,606)
Increase (Decrease) in net assets from contract
owner transactions	$(939,680)	$(73,026)	$(30,600,625)	$(26,206,456)	$228,718	$(622,842)	$(26,466,667)	$(22,388,015)	$(4,927,063)	$62,610,467

Increase (Decrease) in net assets	$(33,957)	$1,086,542	$(15,532,453)	$(5,605,017)	$1,482,633	$1,793,079	$(15,822,384)	$184,660	$9,425,137	$67,040,958

Net Assets:
Beginning of year	$8,624,775	$7,538,233	$140,323,466	$145,928,483	$18,291,763	$16,498,684	$156,233,915	$156,049,255	$272,332,913	$205,291,955
End of year	$8,590,818	$8,624,775	$124,791,013	$140,323,466	$19,774,396	$18,291,763	$140,411,531	$156,233,915	$281,758,050	$272,332,913

Unit Transactions:
Beginning of year	548,900	552,979	7,063,308	8,221,692	1,149,650	1,195,804	7,258,332	8,201,461	25,308,705	19,255,861
Purchased	13,397	9,289	53,165	56,173	30,920	28,281	57,936	53,566	1,940,859	5,457,295
Transferred between Sub-Accounts and Fixed Accumulation Account
	6,233	75,554	(76,521)	119,395	129,881	55,914	200,728	549,127	571,437	2,767,847
Withdrawn, Surrendered, and Annuitized	(74,212)	(88,922)	(1,413,549)	(1,333,952)	(148,758)	(130,349)	(1,399,509)	(1,545,822)	(2,866,776)	(2,172,298)
End of year	494,318	548,900	5,626,403	7,063,308	1,161,693	1,149,650	6,117,487	7,258,332	24,954,225	25,308,705
See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	GSS		MFC		HYS		IG1		IGS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$9,406,899	$11,312,305	$6,668,419	$6,580,588	$10,368,657	$13,665,888	$(105,219)	$(209,739)	$(59,213)	$(950,004)
Net realized gains (losses)	(5,789,686)	(5,585,528)	(339,994)	(1,037,322)	423,897	1,043,343	5,712,936	3,981,673	35,496,592	19,777,825
Net unrealized gains (losses)	10,692,666	358,495	(6,741,766)	2,669,872	(9,411,284)	1,739,935	(2,664,142)	467,195	(17,246,747)	8,157,503
Increase (Decrease) in net assets from
operations	$14,309,879	$6,085,272	$(413,341)	$8,213,138	$1,381,270	$16,449,166	$2,943,575	$4,239,129	$18,190,632	$26,985,324

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$4,066,786	$3,344,573	$25,582,682	$19,354,502	$1,785,028	$1,669,446	$3,425,925	$446,346	$1,179,946	$1,020,027
Net transfers between Sub-Accounts and
Fixed Account	5,388,539	399,815	8,721,734	3,656,850	(5,930,991)	(2,403,644)	2,511,685	834,737	2,608,670	5,042,260
Withdrawals, surrenders, annuitizations and contract charges
	(59,410,627)	(70,684,308)	(16,039,152)	(11,638,843)	(38,001,842)	(44,119,232)	(3,347,246)	(2,865,599)	(28,493,641)	(21,189,319)
Net accumulation activity	$(49,955,302)	$(66,939,920)	$18,265,264	$11,372,509	$(42,147,805)	$(44,853,430)	$2,590,364	$(1,584,516)	$(24,705,025)	$(15,127,032)

Annuitization Activity:
Annuitizations	$248,454	$475,216	$1,435	$-	$59,075	$46,421	$-	$-	$14,124	$19,077
Annuity payments and contract charges	(286,679)	(267,284)	(8,093)	(7,671)	(91,381)	(302,946)	-	-	(39,524)	(32,077)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	20,897	(75,099)	(1,439)	(1,608)	(84,893)	50,603	(131)	(165)	(16,857)	(10,659)
Net annuitization activity	$(17,328)	$132,833	$(8,097)	$(9,279)	$(117,199)	$(205,922)	$(131)	$(165)	$(42,257)	$(23,659)
Increase (Decrease) in net assets from contract owner transactions
	$(49,972,630)	$(66,807,087)	$18,257,167	$11,363,230	$(42,265,004)	$(45,059,352)	$2,590,233	$(1,584,681)	$(24,747,282)	$(15,150,691)

Increase (Decrease) in net assets	$(35,662,751)	$(60,721,815)	$17,843,826	$19,576,368	$(40,883,734)	$(28,610,186)	$5,533,808	$2,654,448	$(6,556,650)	$11,834,633

Net Assets:
Beginning of year	$283,320,766	$344,042,581	$114,743,896	$95,167,528	$186,188,557	$214,798,743	$20,902,161	$18,247,713	$131,169,208	$119,334,575
End of year	$247,658,015	$283,320,766	$132,587,722	$114,743,896	$145,304,823	$186,188,557	$26,435,969	$20,902,161	$124,612,558	$131,169,208

Unit Transactions:
Beginning of year	18,582,159	22,849,712	8,020,269	7,227,900	11,347,579	14,094,783	1,126,228	1,221,898	7,850,731	8,840,529
Purchased	259,281	237,675	1,736,329	1,406,471	99,588	116,036	283,884	27,024	63,927	66,415
Transferred between Sub-Accounts and Fixed Accumulation Account
	342,298	43,682	533,797	243,007	(339,736)	(155,238)	213,249	47,674	123,701	304,306
Withdrawn, Surrendered, and Annuitized	(3,847,486)	(4,548,910)	(1,058,680)	(857,109)	(2,295,983)	(2,708,002)	(168,338)	(170,368)	(1,543,787)	(1,360,519)
End of year	15,336,252	18,582,159	9,231,715	8,020,269	8,811,448	11,347,579	1,455,023	1,126,228	6,494,572	7,850,731

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets – continued

	MI1		MII		M1B		MIS		MFL
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(859,883)	$(59,660)	$255,665	$(216,729)	$(1,562,711)	$(1,312,647)	$(3,294,802)	$(4,462,523)	$(2,374,685)	$(2,603,982)
Net realized gains (losses)	6,574,607	3,020,803	28,602,214	23,350,199	6,019,760	2,840,609	(12,150,016)	(32,516,504)	10,464,466	4,853,248
Net unrealized gains (losses)	(5,527,663)	139,521	(21,344,562)	5,223,282	3,929,227	2,795,592	43,913,123	55,634,010	4,464,408	24,392,057
Increase (Decrease) in net assets from
operations	$187,061	$3,100,664	$7,513,317	$28,356,752	$8,386,276	$4,323,554	$28,468,305	$18,654,983	$12,554,189	$26,641,323

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$165,373,309	$231,030	$913,074	$1,117,644	$3,144,694	$6,419,803	$2,257,232	$2,703,815	$25,250,054	$81,073,506
Net transfers between Sub-Accounts and
Fixed Account	35,794,844	3,396,874	1,768,872	18,016,000	33,103,692	(1,867,565)	9,684,829	(20,440,145)	4,979,728	20,863,108
Withdrawals, surrenders, annuitizations and
contract charges	(4,354,821)	(2,901,252)	(26,124,567)	(22,779,644)	(15,302,153)	(8,892,827)	(63,722,187)	(57,038,071)	(27,767,453)	(17,984,649)
Net accumulation activity	$196,813,332	$726,652	$(23,442,621)	$(3,646,000)	$20,946,233	$(4,340,589)	$(51,780,126)	$(74,774,401)	$2,462,329	$83,951,965

Annuitization Activity:
Annuitizations	$-	$-	$9,734	$-	$-	$-	$22,807	$136,017	$71,145	$-
Annuity payments and contract charges	-	-	(57,259)	(43,454)	(1,576)	(1,353)	(98,009)	(95,740)	(9,920)	(4,041)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	(9,974)	(29,289)	(350)	(157)	(17,600)	(8,117)	(3,135)	(871)
Net annuitization activity	$-	$-	$(57,499)	$(72,743)	$(1,926)	$(1,510)	$(92,802)	$32,160	$58,090	$(4,912)
Increase (Decrease) in net assets from contract
owner transactions	$196,813,332	$726,652	$(23,500,120)	$(3,718,743)	$20,944,307	$(4,342,099)	$(51,872,928)	$(74,742,241)	$2,520,419	$83,947,053

Increase (Decrease) in net assets	$197,000,393	$3,827,316	$(15,986,803)	$24,638,009	$29,330,583	$(18,545)	$(23,404,623)	$(56,087,258)	$15,074,608	$110,588,376

Net Assets:
Beginning of year	$14,701,003	$10,873,687	$129,700,838	$105,062,829	$78,640,745	$78,659,290	$309,578,994	$365,666,252	$295,643,335	$185,054,959
End of year	$211,701,396	$14,701,003	$113,714,035	$129,700,838	$107,971,328	$78,640,745	$286,174,371	$309,578,994	$310,717,943	$295,643,335

Unit Transactions:
Beginning of year	703,270	661,889	5,838,111	5,984,457	6,763,495	7,285,892	35,387,641	43,809,878	19,922,745	14,452,676
Purchased	15,207,992	11,654	39,770	57,377	248,522	498,468	248,716	331,428	1,599,468	5,525,704
Transferred between Sub-Accounts and Fixed
Accumulation Account	3,258,596	183,092	104,829	893,568	2,464,393	(154,128)	1,294,892	(2,507,580)	318,232	1,386,179
Withdrawn, Surrendered, and Annuitized	(376,803)	(153,365)	(1,123,841)	(1,097,291)	(1,202,016)	(866,737)	(6,866,358)	(6,246,085)	(1,857,780)	(1,441,814)
End of year	18,793,055	703,270	4,858,869	5,838,111	8,274,394	6,763,495	30,064,891	35,387,641	19,982,665	19,922,745

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets – continued

	MIT		MC1		MCS		MCV		MM1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(1,755,896)	$(4,765,684)	$(573,384)	$(617,659)	$(733,275)	$(893,129)	$(292,547)	$(420,532)	$4,940,305	$3,338,884
Net realized gains (losses)	7,368,859	(28,871,748)	2,647,730	2,599,183	5,385,885	5,021,236	1,645,318	3,659,414	-	-
Net unrealized gains (losses)	28,177,928	120,577,334	671,488	(1,843,274)	(421,700)	(4,040,962)	(1,229,576)	(1,087,861)	-	-
Increase (Decrease) in net assets from
operations	$33,790,891	$86,939,902	$2,745,834	$138,250	$4,230,910	$87,145	$123,195	$2,151,021	$4,940,305	$3,338,884

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,614,247	$7,051,917	$451,083	$847,927	$512,450	$447,221	$423,312	$544,143	$61,717,905	$47,732,535
Net transfers between Sub-Accounts and
Fixed Account	(28,361,335)	(26,928,173)	(1,214,252)	(1,022,157)	(2,429,252)	(3,463,195)	456,673	(1,040,782)	56,182,300	24,941,438
Withdrawals, surrenders, annuitizations and
contract charges	(154,520,107)	(165,854,065)	(5,661,933)	(5,000,852)	(10,858,112)	(12,252,132)	(3,524,533)	(2,835,250)	(57,245,912)	(39,267,818)
Net accumulation activity	$(176,267,195)	$(185,730,321)	$(6,425,102)	$(5,175,082)	$(12,774,914)	$(15,268,106)	$(2,644,548)	$(3,331,889)	$60,654,293	$33,406,155

Annuitization Activity:
Annuitizations	$248,090	$442,410	$-	$-	$-	$8,063	$-	$-	$2,397	$-
Annuity payments and contract charges	(501,405)	(510,623)	(1,670)	(1,498)	(10,478)	(12,655)	(2,514)	(151)	(24,204)	(23,945)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(82,245)	(142,634)	(219)	(140)	(506)	3,251	(811)	(23)	(2,041)	(2,127)
Net annuitization activity	$(335,560)	$(210,847)	$(1,889)	$(1,638)	$(10,984)	$(1,341)	$(3,325)	$(174)	$(23,848)	$(26,072)
Increase (Decrease) in net assets from contract
owner transactions	$(176,602,755)	$(185,941,168)	$(6,426,991)	$(5,176,720)	$(12,785,898)	$(15,269,447)	$(2,647,873)	$(3,332,063)	$60,630,445	$33,380,083

Increase (Decrease) in net assets	$(142,811,864)	$(99,001,266)	$(3,681,157)	$(5,038,470)	$(8,554,988)	$(15,182,302)	$(2,524,678)	$(1,181,042)	$65,570,750	$36,718,967

Net Assets:
Beginning of year	$759,598,902	$858,600,168	$35,351,366	$40,389,836	$53,469,128	$68,651,430	$24,368,309	$25,549,351	$153,918,543	$117,199,576
End of year	$616,787,038	$759,598,902	$31,670,209	$35,351,366	$44,914,140	$53,469,128	$21,843,631	$24,368,309	$219,489,293	$153,918,543

Unit Transactions:
Beginning of year	47,922,260	59,467,044	3,386,735	3,978,465	9,323,613	12,048,420	1,467,221	1,682,084	15,330,003	11,958,338
Purchased	423,587	494,788	35,543	83,713	82,591	78,025	23,721	34,925	6,167,044	4,902,533
Transferred between Sub-Accounts and Fixed
Accumulation Account	(1,949,041)	(1,858,078)	(100,388)	(126,108)	(440,951)	(638,672)	25,867	(66,820)	5,016,618	2,188,498
Withdrawn, Surrendered, and Annuitized	(9,527,577)	(10,181,494)	(499,560)	(549,335)	(1,729,402)	(2,164,160)	(202,558)	(182,968)	(5,246,292)	(3,719,366)
End of year	36,869,229	47,922,260	2,822,330	3,386,735	7,235,851	9,323,613	1,314,251	1,467,221	21,267,373	15,330,003

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MMS		M1A		NWD		RE1		RES
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$6,321,461	$5,907,513	$(2,459,736)	$(1,785,935)	$(1,736,012)	$(1,918,070)	$(293,756)	$(321,736)	$(1,619,869)	$(2,351,141)
Net realized gains (losses)	-	-	8,818,705	4,587,817	12,481,529	2,657,230	2,236,724	1,625,266	7,068,936	(30,044,374)
Net unrealized gains (losses)	-	-	(5,628,373)	9,393,835	(8,078,171)	13,402,924	1,175,042	1,012,634	26,413,830	58,868,032
Increase (Decrease) in net assets from
operations	$6,321,461	$5,907,513	$730,596	$12,195,717	$2,667,346	$14,142,084	$3,118,010	$2,316,164	$31,862,897	$26,472,517

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$6,039,243	$10,379,663	$11,308,806	$36,655,110	$1,056,526	$948,849	$837,414	$2,310,816	$2,286,679	$3,106,787
Net transfers between Sub-Accounts and
Fixed Account	141,114,496	91,383,956	8,506,963	5,504,921	(3,235,178)	(4,599,333)	(489,934)	(359,253)	(11,505,580)	(16,159,167)
Withdrawals, surrenders, annuitizations and
contract charges	(147,571,380)	(116,844,137)	(10,426,000)	(8,526,656)	(26,834,328)	(22,572,953)	(3,879,835)	(3,243,998)	(62,360,691)	(68,380,487)
Net accumulation activity	$(417,641)	$(15,080,518)	$9,389,769	$33,633,375	$(29,012,980)	$(26,223,437)	$(3,532,355)	$(1,292,435)	$(71,579,592)	$(81,432,867)

Annuitization Activity:
Annuitizations	$257,183	$194,051	$28,288	$-	$7,411	$44,029	$-	$-	$45,806	$51,212
Annuity payments and contract charges	(237,884)	(285,303)	(11,419)	(7,355)	(48,833)	(47,257)	(2,154)	(1,840)	(197,292)	(239,516)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(27,582)	(34,535)	(1,408)	(938)	(1,622)	(8,874)	(252)	(218)	(40,974)	(74,711)
Net annuitization activity	$(8,283)	$(125,787)	$15,461	$(8,293)	$(43,044)	$(12,102)	$(2,406)	$(2,058)	$(192,460)	$(263,015)
Increase (Decrease) in net assets from contract owner transactions
	$(425,924)	$(15,206,305)	$9,405,230	$33,625,082	$(29,056,024)	$(26,235,539)	$(3,534,761)	$(1,294,493)	$(71,772,052)	$(81,695,882)

Increase (Decrease) in net assets	$5,895,537	$(9,298,792)	$10,135,826	$45,820,799	$(26,388,678)	$(12,093,455)	$(416,751)	$1,021,671	$(39,909,155)	$(55,223,365)

Net Assets:
Beginning of year	$182,628,575	$191,927,367	$128,060,378	$82,239,579	$125,408,472	$137,501,927	$28,453,629	$27,431,958	$297,727,331	$352,950,696
End of year	$188,524,112	$182,628,575	$138,196,204	$128,060,378	$99,019,794	$125,408,472	$28,036,878	$28,453,629	$257,818,176	$297,727,331

Unit Transactions:
Beginning of year	14,751,948	15,938,732	8,544,360	6,422,025	10,624,368	12,797,342	2,112,711	2,260,668	18,185,522	23,187,138
Purchased	477,864	836,746	683,806	2,450,426	84,464	85,580	53,043	160,843	154,953	239,177
Transferred between Sub-Accounts and Fixed Accumulation Account
	10,788,463	6,692,374	522,343	376,434	(245,156)	(435,237)	(38,054)	(47,374)	(641,942)	(1,153,335)
Withdrawn, Surrendered, and Annuitized	(11,275,853)	(8,715,904)	(699,455)	(704,525)	(2,101,572)	(1,823,317)	(273,863)	(261,426)	(3,603,727)	(4,087,458)
End of year	14,742,422	14,751,948	9,051,054	8,544,360	8,362,104	10,624,368	1,853,837	2,112,711	14,094,806	18,185,522

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	RG1		RGS		RI1		RIS		SG1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	June 25,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007 (j)	2006
Operations:
Net investment income (loss)	$(335,034)	$(126,087)	$(1,906,348)	$(634,584)	$(1,451,257)	$(917,784)	$(360,469)	$(332,182)	$(327,847)	$(669,696)
Net realized gains (losses)	2,472,872	864,164	21,505,040	3,354,086	27,563,445	12,996,679	27,384,938	14,119,271	7,651,615	1,338,102
Net unrealized gains (losses)	(1,535,254)	559,182	(15,660,361)	5,825,404	(8,532,154)	13,500,925	(14,987,861)	9,539,121	(4,783,277)	1,146,347
Increase (Decrease) in net assets from
operations	$602,584	$1,297,259	$3,938,331	$8,544,906	$17,580,034	$25,579,820	$12,036,608	$23,326,210	$2,540,491	$1,814,753

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$3,850,512	$241,147	$1,570,844	$743,733	$42,320,004	$36,303,078	$875,793	$912,018	$321,666	$2,024,888
Net transfers between Sub-Accounts and
Fixed Account	20,141,336	2,784,437	161,515,167	6,351,781	(2,667,190)	7,278,035	(473,891)	12,028,268	(39,033,661)	(867,119)
Withdrawals, surrenders, annuitizations and contract charges
	(2,768,458)	(1,631,089)	(36,633,773)	(15,821,795)	(14,443,391)	(7,763,750)	(25,676,317)	(16,597,323)	(1,987,172)	(3,972,235)
Net accumulation activity	$21,223,390	$1,394,495	$126,452,238	$(8,726,281)	$25,209,423	$35,817,363	$(25,274,415)	$(3,657,037)	$(40,699,167)	$(2,814,466)

Annuitization Activity:
Annuitizations	$-	$-	$44,855	$-	$50,551	$-	$8,672	$-	$-	$-
Annuity payments and contract charges	(7,133)	-	(55,434)	(41,670)	(8,101)	(2,212)	(38,132)	(23,735)	(122)	(234)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,279)	-	(108,983)	2,742	(1,705)	(174)	(5,942)	(2,259)	97	(31)
Net annuitization activity	$(11,412)	$-	$(119,562)	$(38,928)	$40,745	$(2,386)	$(35,402)	$(25,994)	$(25)	$(265)
Increase (Decrease) in net assets from contract owner transactions
	$21,211,978	$1,394,495	$126,332,676	$(8,765,209)	$25,250,168	$35,814,977	$(25,309,817)	$(3,683,031)	$(40,699,192)	$(2,814,731)

Increase (Decrease) in net assets	$21,814,562	$2,691,754	$130,271,007	$(220,303)	$42,830,202	$61,394,797	$(13,273,209)	$19,643,179	$(38,158,701)	$(999,978)

Net Assets:
Beginning of year	$12,643,624	$9,951,870	$77,970,401	$78,190,704	$148,626,673	$87,231,876	$111,472,872	$91,829,693	$38,158,701	$39,158,679
End of year	$34,458,186	$12,643,624	$208,241,408	$77,970,401	$191,456,875	$148,626,673	$98,199,663	$111,472,872	$-	$38,158,701

Unit Transactions:
Beginning of year	979,416	870,283	6,003,584	6,688,530	6,902,034	5,123,155	6,522,015	6,756,158	2,994,133	3,249,303
Purchased	353,852	20,630	99,747	62,559	1,806,168	1,831,103	49,462	60,752	25,487	156,837
Transferred between Sub-Accounts and Fixed Accumulation Account
	1,596,866	227,234	11,383,393	540,983	(113,894)	372,408	(47,976)	700,213	(2,862,155)	(77,359)
Withdrawn, Surrendered, and Annuitized	(222,161)	(138,731)	(2,624,055)	(1,288,488)	(649,819)	(424,632)	(1,361,282)	(995,108)	(157,465)	(334,648)
End of year	2,707,973	979,416	14,862,669	6,003,584	7,944,489	6,902,034	5,162,219	6,522,015	-	2,994,133
(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	SGS		SI1		SIS		SVS		TE1
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 25,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007 (j)	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(175,549)	$(474,075)	$717,300	$891,825	$2,080,382	$2,520,993	$(14,978)	$(107,139)	$(47,991)	$(47,938)
Net realized gains (losses)	5,993,733	628,136	(61,146)	313,098	(182,539)	964,898	853,455	1,100,321	307,680	327,087
Net unrealized gains (losses)	(3,834,880)	1,301,843	(314,549)	(203,176)	(894,533)	(769,246)	(1,096,675)	50,313	258,863	278,425
Increase (Decrease) in net assets from
operations	$1,983,304	$1,455,904	$341,605	$1,001,747	$1,003,310	$2,716,645	$(258,198)	$1,043,495	$518,552	$557,574

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$116,703	$424,552	$239,251	$244,594	$338,126	$434,650	$139,421	$66,148	$31,787	$176,922
Net transfers between Sub-Accounts and
Fixed Account	(30,175,214)	(2,627,730)	(184,118)	1,537,052	4,120,664	3,232,949	(266,580)	(1,688,899)	387,667	(402,364)
Withdrawals, surrenders, annuitizations and contract charges
	(1,997,371)	(5,404,528)	(3,146,036)	(3,572,110)	(10,118,336)	(11,701,524)	(1,388,128)	(968,571)	(533,155)	(561,321)
Net accumulation activity	$(32,055,882)	$(7,607,706)	$(3,090,903)	$(1,790,464)	$(5,659,546)	$(8,033,925)	$(1,515,287)	$(2,591,322)	$(113,701)	$(786,763)

Annuitization Activity:
Annuitizations	$-	$52,641	$-	$-	$22,814	$-	$-	$-	$-	$-
Annuity payments and contract charges	(3,184)	(2,530)	(3,105)	(3,058)	(29,674)	(20,161)	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	7,989	(445)	(279)	(335)	(206)	(10,187)	-	-	-	-
Net annuitization activity	$4,805	$49,666	$(3,384)	$(3,393)	$(7,066)	$(30,348)	$-	$-	$-	$-
Increase (Decrease) in net assets from contract owner transactions
	$(32,051,077)	$(7,558,040)	$(3,094,287)	$(1,793,857)	$(5,666,612)	$(8,064,273)	$(1,515,287)	$(2,591,322)	$(113,701)	$(786,763)

Increase (Decrease) in net assets	$(30,067,773)	$(6,102,136)	$(2,752,682)	$(792,110)	$(4,663,302)	$(5,347,628)	$(1,773,485)	$(1,547,827)	$404,851	$(229,189)

Net Assets:
Beginning of year	$30,067,773	$36,169,909	$21,695,648	$22,487,758	$52,671,180	$58,018,808	$8,983,508	$10,531,335	$3,147,970	$3,377,159
End of year	$-	$30,067,773	$18,942,966	$21,695,648	$48,007,878	$52,671,180	$7,210,023	$8,983,508	$3,552,821	$3,147,970

Unit Transactions:
Beginning of year	4,617,313	5,803,755	1,662,083	1,805,113	3,797,869	4,397,877	611,352	796,494	332,775	419,282
Purchased	19,684	66,279	17,967	19,389	24,084	33,040	9,590	4,734	3,048	23,360
Transferred between Sub-Accounts and Fixed Accumulation Account
	(4,349,975)	(428,005)	(15,427)	106,573	280,282	231,863	(13,881)	(113,962)	29,488	(41,930)
Withdrawn, Surrendered, and Annuitized	(287,022)	(824,716)	(238,631)	(268,992)	(709,304)	(864,911)	(95,413)	(75,914)	(50,818)	(67,937)
End of year	-	4,617,313	1,425,992	1,662,083	3,392,931	3,797,869	511,648	611,352	314,493	332,775

(j) Sub-Account closed on June 25, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	TEC		MFJ		TRS		MFE		UTS
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(283,139)	$(268,139)	$7,851,296	$5,629,394	$15,992,007	$15,993,894	$(518,543)	$481,991	$(350,614)	$4,762,209
Net realized gains (losses)	1,783,165	1,238,694	42,049,747	34,752,066	67,803,564	52,756,757	7,936,076	4,442,052	37,208,278	7,054,717
Net unrealized gains (losses)	1,594,324	2,358,913	(32,899,725)	27,167,038	(51,735,705)	44,068,445	11,753,804	8,648,245	43,345,002	69,924,730
Increase (Decrease) in net assets from
operations	$3,094,350	$3,329,468	$17,001,318	$67,548,498	$32,059,866	$112,819,096	$19,171,337	$13,572,288	$80,202,666	$81,741,656

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$120,620	$481,499	$153,464,603	$152,043,446	$9,198,952	$9,552,200	$27,336,040	$12,387,129	$3,734,801	$3,133,153
Net transfers between Sub-Accounts and
Fixed Account	2,212,705	(863,305)	(3,746,061)	(27,841,332)	(8,962,313)	(20,050,896)	6,129,999	7,162,826	(3,935,175)	8,546,449
Withdrawals, surrenders, annuitizations and contract charges
	(3,075,660)	(3,110,610)	(77,469,086)	(69,873,385)	(213,076,042)	(249,489,606)	(8,542,296)	(5,788,717)	(77,700,064)	(65,146,846)
Net accumulation activity	$(742,335)	$(3,492,416)	$72,249,456	$54,328,729	$(212,839,403)	$(259,988,302)	$24,923,743	$13,761,238	$(77,900,438)	$(53,467,244)

Annuitization Activity:
Annuitizations	$-	$-	$-	$36,380	$466,223	$465,062	$-	$-	$116,931	$74,385
Annuity payments and contract charges	(2,979)	(6,059)	(78,251)	(70,667)	(1,080,675)	(1,154,292)	(5,734)	(4,233)	(124,921)	(106,328)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(743)	(1,212)	(1,787)	(4,478)	(115,616)	(72,650)	(1,057)	(853)	(91,949)	(47,887)
Net annuitization activity	$(3,722)	$(7,271)	$(80,038)	$(38,765)	$(730,068)	$(761,880)	$(6,791)	$(5,086)	$(99,939)	$(79,830)
Increase (Decrease) in net assets from contract owner transactions
	$(746,057)	$(3,499,687)	$72,169,418	$54,289,964	$(213,569,471)	$(260,750,182)	$24,916,952	$13,756,152	$(78,000,377)	$(53,547,074)

Increase (Decrease) in net assets	$2,348,293	$(170,219)	$89,170,736	$121,838,462	$(181,509,605)	$(147,931,086)	$44,088,289	$27,328,440	$2,202,289	$28,194,582

Net Assets:
Beginning of year	$18,818,345	$18,988,564	$751,331,290	$629,492,828	$1,081,166,349	$1,229,097,435	$64,951,521	$37,623,081	$327,399,609	$299,205,027
End of year	$21,166,638	$18,818,345	$840,502,026	$751,331,290	$899,656,744	$1,081,166,349	$109,039,810	$64,951,521	$329,601,898	$327,399,609

Unit Transactions:
Beginning of year	4,306,342	5,244,561	53,249,495	49,480,358	49,201,194	61,210,836	2,880,540	2,310,367	14,522,188	16,956,503
Purchased	24,005	125,184	10,277,018	11,289,045	447,176	484,665	854,510	525,263	142,204	181,600
Transferred between Sub-Accounts and Fixed Accumulation Account
	387,395	(265,303)	(291,912)	(2,116,586)	(401,229)	(1,026,332)	209,052	362,640	(249,547)	379,399
Withdrawn, Surrendered, and Annuitized	(637,100)	(798,100)	(5,339,211)	(5,403,322)	(9,535,823)	(11,467,975)	(330,931)	(317,730)	(2,991,395)	(2,995,314)
End of year	4,080,642	4,306,342	57,895,390	53,249,495	39,711,318	49,201,194	3,613,171	2,880,540	11,423,450	14,522,188

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	MV1		MVS		OBV		OCA		OGG
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(439,988)	$(458,139)	$465,331	$304,133	$(12,122)	$-	$(788,051)	$(601,495)	$(281,790)	$(249,841)
Net realized gains (losses)	17,693,498	12,410,216	48,116,827	28,870,620	3,673	-	3,114,782	1,241,850	2,934,926	1,702,598
Net unrealized gains (losses)	(9,036,739)	10,449,720	(28,902,871)	24,917,750	(38,108)	-	2,460,900	1,453,094	(1,265,972)	2,032,323
Increase (Decrease) in net assets from
operations	$8,216,771	$22,401,797	$19,679,287	$54,092,503	$(46,557)	$-	$4,787,631	$2,093,449	$1,387,164	$3,485,080

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$11,797,057	$10,039,415	$3,617,975	$2,450,975	$1,632,668	$-	$4,173,302	$4,994,538	$11,501,103	$12,334,808
Net transfers between Sub-Accounts and
Fixed Account	(1,343,640)	(3,225,271)	(13,712,865)	3,195,329	475,878	-	(2,037,223)	1,545,935	2,130,956	4,135,316
Withdrawals, surrenders, annuitizations and contract charges
	(19,149,693)	(15,420,977)	(65,111,435)	(57,143,884)	(13,702)	-	(5,440,291)	(2,735,297)	(2,813,721)	(1,958,017)
Net accumulation activity	$(8,696,276)	$(8,606,833)	$(75,206,325)	$(51,497,580)	$2,094,844	$-	$(3,304,212)	$3,805,176	$10,818,338	$14,512,107

Annuitization Activity:
Annuitizations	$-	$-	$62,269	$24,107	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(6,370)	(5,446)	(132,254)	(110,401)	-	-	(2,319)	(2,134)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(645)	(860)	(12,380)	(33,540)	-	-	(354)	(285)	-	-
Net annuitization activity	$(7,015)	$(6,306)	$(82,365)	$(119,834)	$-	$-	$(2,673)	$(2,419)	$-	$-
Increase (Decrease) in net assets from contract owner transactions
	$(8,703,291)	$(8,613,139)	$(75,288,690)	$(51,617,414)	$2,094,844	$-	$(3,306,885)	$3,802,757	$10,818,338	$14,512,107

Increase (Decrease) in net assets	$(486,520)	$13,788,658	$(55,609,403)	$2,475,089	$2,048,287	$-	$1,480,746	$5,896,206	$12,205,502	$17,997,187

Net Assets:
Beginning of year	$138,689,478	$124,900,820	$314,343,755	$311,868,666	$-	$-	$39,813,448	$33,917,242	$31,585,162	$13,587,975
End of year	$138,202,958	$138,689,478	$258,734,352	$314,343,755	$2,048,287	$-	$41,294,194	$39,813,448	$43,790,664	$31,585,162

Unit Transactions:
Beginning of year	8,782,638	9,478,274	17,360,967	20,463,991	-	-	2,590,414	2,328,976	1,996,825	991,457
Purchased	650,402	644,227	184,242	147,279	157,474	-	255,045	338,885	705,259	859,887
Transferred between Sub-Accounts and Fixed Accumulation Account
	(101,345)	(223,330)	(724,215)	131,707	45,735	-	(111,311)	107,512	132,682	283,600
Withdrawn, Surrendered, and Annuitized	(1,165,606)	(1,116,533)	(3,383,256)	(3,382,010)	(3,924)	-	(328,593)	(184,959)	(180,951)	(138,119)
End of year	8,166,089	8,782,638	13,437,738	17,360,967	199,285	-	2,405,555	2,590,414	2,653,815	1,996,825

(k) For the period March  5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	OMG		OMS		PMB		PLD		PRR
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(6,311,500)	$(3,509,576)	$(314,838)	$(256,231)	$440,296	$288,485	$19,556,922	$8,427,849	$1,270,296	$822,252
Net realized gains (losses)	7,564,726	2,280,562	1,985,388	979,682	322,862	192,144	(385,400)	(284,979)	(512,076)	907,137
Net unrealized gains (losses)	7,610,545	47,044,527	(2,190,032)	938,903	(346,945)	132,658	19,824,045	(274,547)	3,320,222	(2,111,776)
Increase (Decrease) in net assets from
operations	$8,863,771	$45,815,513	$(519,482)	$1,662,354	$416,213	$613,287	$38,995,567	$7,868,323	$4,078,442	$(382,387)

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$195,700,625	$164,759,230	$1,535,764	$5,955,070	$2,713,672	$1,652,427	$329,612,646	$159,348,959	$15,629,142	$9,218,232
Net transfers between Sub-Accounts and
Fixed Account	53,452,547	47,420,723	(975,003)	1,418,873	299,024	3,198,658	70,401,093	83,999,042	914,464	(542,029)
Withdrawals, surrenders, annuitizations and
contract charges	(36,293,367)	(20,128,381)	(1,718,008)	(1,052,171)	(1,041,024)	(608,351)	(37,920,745)	(22,007,150)	(4,818,938)	(3,329,044)
Net accumulation activity	$212,859,805	$192,051,572	$(1,157,247)	$6,321,772	$1,971,672	$4,242,734	$362,092,994	$221,340,851	$11,724,668	$5,347,159

Annuitization Activity:
Annuitizations	$107,519	$-	$-	$-	$-	$-	$9,594	$-	$-	$-
Annuity payments and contract charges	(25,286)	(11,971)	-	-	-	-	(28,779)	(25,310)	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(4,154)	(1,233)	-	-	-	-	(3,040)	(2,779)	-	-
Net annuitization activity	$78,079	$(13,204)	$-	$-	$-	$-	$(22,225)	$(28,089)	$-	$-
Increase (Decrease) in net assets from contract
owner transactions	$212,937,884	$192,038,368	$(1,157,247)	$6,321,772	$1,971,672	$4,242,734	$362,070,769	$221,312,762	$11,724,668	$5,347,159

Increase (Decrease) in net assets	$221,801,655	$237,853,881	$(1,676,729)	$7,984,126	$2,387,885	$4,856,021	$401,066,336	$229,181,085	$15,803,110	$4,964,772

Net Assets:
Beginning of year	$484,702,859	$246,848,978	$18,678,581	$10,694,455	$9,997,829	$5,141,808	$463,694,126	$234,513,041	$37,613,046	$32,648,274
End of year	$706,504,514	$484,702,859	$17,001,852	$18,678,581	$12,385,714	$9,997,829	$864,760,462	$463,694,126	$53,416,156	$37,613,046

Unit Transactions:
Beginning of year	31,198,650	17,938,766	925,673	595,796	534,239	290,180	45,681,184	23,604,352	3,162,459	2,712,386
Purchased	12,108,664	11,442,718	73,617	313,174	139,768	92,353	31,961,455	16,020,017	1,282,395	774,935
Transferred between Sub-Accounts and Fixed
Accumulation Account	3,379,878	3,288,425	(45,777)	71,942	15,629	186,480	6,879,714	8,367,707	80,424	(44,601)
Withdrawn, Surrendered, and Annuitized	(2,319,713)	(1,471,259)	(83,111)	(55,239)	(54,630)	(34,774)	(3,830,284)	(2,310,892)	(399,750)	(280,261)
End of year	44,367,479	31,198,650	870,402	925,673	635,006	534,239	80,692,069	45,681,184	4,125,528	3,162,459

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	PTR		PRA		PCR		SSA		SVV
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007	2006	2007	2006	2007	2006	2007 (k)	2006
Operations:
Net investment income (loss)	$4,325,210	$1,583,070	$196,099	$67,626	$258,938	$121,321	$(76,055)	$(7,360)	$(122,133)	$-
Net realized gains (losses)	(199,728)	147,028	(451)	2,011	95,790	1,639	562,012	(20,216)	40,195	-
Net unrealized gains (losses)	8,656,848	(454,586)	(13,416)	(9,319)	1,431,193	(260,653)	(1,115,575)	590,630	(394,812)	-
Increase (Decrease) in net assets from
operations	$12,782,330	$1,275,512	$182,232	$60,318	$1,785,921	$(137,693)	$(629,618)	$563,054	$(476,750)	$-

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$143,374,022	$14,542,415	$771,345	$646,211	$4,107,848	$2,908,815	$2,870,994	$2,123,277	$20,367,569	$-
Net transfers between Sub-Accounts and
Fixed Account	28,774,745	3,880,196	935,005	1,191,639	1,146,404	1,765,354	654,129	1,013,367	7,065,978	-
Withdrawals, surrenders, annuitizations and
contract charges	(11,358,436)	(6,786,480)	(107,611)	(68,207)	(281,879)	(188,855)	(461,493)	(138,574)	(117,186)	-
Net accumulation activity	$160,790,331	$11,636,131	$1,598,739	$1,769,643	$4,972,373	$4,485,314	$3,063,630	$2,998,070	$27,316,361	$-

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	(4,765)	(4,739)	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	(1,102)	(977)	-	-	-	-	-	-	-	-

Net annuitization activity	$(5,867)	$(5,716)	$-	$-	$-	$-	$-	$-	$-	$-

Increase (Decrease) in net assets from contract
owner transactions	$160,784,464	$11,630,415	$1,598,739	$1,769,643	$4,972,373	$4,485,314	$3,063,630	$2,998,070	$27,316,361	$-

Increase (Decrease) in net assets	$173,566,794	$12,905,927	$1,780,971	$1,829,961	$6,758,294	$4,347,621	$2,434,012	$3,561,124	$26,839,611	$-

Net Assets:
Beginning of year	$70,316,909	$57,410,982	$2,021,607	$191,646	$4,852,130	$504,509	$5,143,745	$1,582,621	$-	$-

End of year	$243,883,703	$70,316,909	$3,802,578	$2,021,607	$11,610,424	$4,852,130	$7,577,757	$5,143,745	$26,839,611	$-

Unit Transactions:
Beginning of year	6,231,960	5,192,072	192,534	18,761	494,790	49,012	403,028	146,395	-	-
Purchased	12,421,198	1,310,352	71,121	63,448	393,965	287,349	224,850	182,759	1,904,899	-
Transferred between Sub-Accounts and Fixed
Accumulation Account	2,506,871	344,535	86,767	117,166	116,250	176,858	52,116	85,488	657,249	-
Withdrawn, Surrendered, and Annuitized	(1,045,348)	(614,999)	(9,946)	(6,841)	(27,120)	(18,429)	(36,429)	(11,614)	(22,100)	-

End of year	20,114,681	6,231,960	340,476	192,534	977,885	494,790	643,565	403,028	2,540,048	-

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	LGF		IGB		VSC		SRE		SC3
	Sub-Account		Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Period Ended	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006 (h)	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$(29,278)	$(3,024)	$521,137	$204,136	$(669,606)	$-	$(639,552)	$(274,592)	$(97,124)	$(56,409)
Net realized gains (losses)	30,268	2,073	(80,573)	23,468	7,056,106	-	18,746,425	7,699,237	4,369,969	3,029,457
Net unrealized gains (losses)	72,110	42,910	(138,664)	32,432	(13,207,741)	-	(41,858,450)	14,763,157	(6,667,961)	2,931,840
Increase (Decrease) in net assets from
operations	$73,100	$41,959	$301,900	$260,036	$(6,821,241)	$-	$(23,751,577)	$22,187,802	$(2,395,116)	$5,904,888

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$1,101,951	$441,553	$10,998,295	$3,043,666	$83,815,170	$-	$60,096,994	$35,311,370	$234,754	$155,176
Net transfers between Sub-Accounts and
Fixed Account	375,495	316,296	4,767,273	3,025,471	23,184,836	-	31,866,115	(2,270,740)	330,836	(2,827,427)
Withdrawals, surrenders, annuitizations and
contract charges	(36,167)	(2,043)	(976,901)	(1,091,612)	(1,006,053)	-	(6,733,697)	(3,618,873)	(4,661,810)	(1,655,963)
Net accumulation activity	$1,441,279	$755,806	$14,788,667	$4,977,525	$105,993,953	$-	$85,229,412	$29,421,757	$(4,096,220)	$(4,328,214)

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$32,839	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	(5,541)	(1,774)	(1,785)	(1,596)
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	(930)	(156)	(54)	(349)

Net annuitization activity	$-	$-	$-	$-	$-	$-	$26,368	$(1,930)	$(1,839)	$(1,945)

Increase (Decrease) in net assets from contract
owner transactions	$1,441,279	$755,806	$14,788,667	$4,977,525	$105,993,953	$-	$85,255,780	$29,419,827	$(4,098,059)	$(4,330,159)

Increase (Decrease) in net assets	$1,514,379	$797,765	$15,090,567	$5,237,561	$99,172,712	$-	$61,504,203	$51,607,629	$(6,493,175)	$1,574,729

Net Assets:
Beginning of year	$797,765	$-	$8,748,658	$3,511,097	$-	$-	$99,533,635	$47,926,006	$19,831,254	$18,256,525

End of year	$2,312,144	$797,765	$23,839,225	$8,748,658	$99,172,712	$-	$161,037,838	$99,533,635	$13,338,079	$19,831,254

Unit Transactions:
Beginning of year	80,896	-	821,108	340,324	-	-	5,480,387	3,596,058	769,769	967,700
Purchased	108,815	46,906	1,031,152	294,660	8,006,001	-	3,434,567	2,251,172	8,697	6,908
Transferred between Sub-Accounts and Fixed
Accumulation Account	37,375	34,204	443,678	290,633	2,246,829	-	1,892,301	(126,137)	18,964	(129,213)
Withdrawn, Surrendered, and Annuitized	(3,661)	(214)	(98,967)	(104,509)	(141,258)	-	(402,853)	(240,706)	(189,003)	(75,626)

End of year	223,425	80,896	2,196,971	821,108	10,111,572	-	10,404,402	5,480,387	608,427	769,769

(h) For the period May 1, 2006 (commencement of operations) through December 31, 2006
(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Statements of Changes in Net Assets - continued

	CMM		VLC		WTF		USC
	Sub-Account		Sub-Account		Sub-Account		Sub-Account
	Year Ended	Year Ended	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2007	2006	2007 (k)	2006	2007	2006	2007	2006
Operations:
Net investment income (loss)	$41,185	$22,670	$(73,479)	$-	$(24,185)	$(9,740)	$(850)	$(304)
Net realized gains (losses)	-	-	(14,041)	-	70,788	30,106	1,818	392
Net unrealized gains (losses)	-	-	(612,290)	-	24,061	108,393	(429)	1,384
Increase (Decrease) in net assets from
operations	$41,185	$22,670	$(699,810)	$-	$70,664	$128,759	$539	$1,472

Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	$136,285	$546,585	$8,483,701	$-	$282,223	$442,602	$6,959	$1,119
Net transfers between Sub-Accounts and
Fixed Account	344,595	196,907	3,388,985	-	261,882	59,142	24,733	20,785
Withdrawals, surrenders, annuitizations and
contract charges	(39,384)	(26,169)	(270,575)	-	(52,969)	(17,531)	(31)	-
Net accumulation activity	$441,496	$717,323	$11,602,111	$-	$491,136	$484,213	$31,661	$21,904

Annuitization Activity:
Annuitizations	$-	$-	$-	$-	$-	$-	$-	$-
Annuity payments and contract charges	-	-	-	-	-	-	-	-
Net transfers between Sub-Accounts	-	-	-	-	-	-	-	-
Adjustments to annuity reserves	-	-	-	-	-	-	-	-

Net annuitization activity	$-	$-	$-	$-	$-	$-	$-	$-

Increase (Decrease) in net assets from contract
owner transactions	$441,496	$717,323	$11,602,111	$-	$491,136	$484,213	$31,661	$21,904

Increase (Decrease) in net assets	$482,681	$739,993	$10,902,301	$-	$561,800	$612,972	$32,200	$23,376

Net Assets:
Beginning of year	$1,230,135	$490,142	$-	$-	$1,031,416	$418,444	$31,111	$7,735

End of year	$1,712,816	$1,230,135	$10,902,301	$-	$1,593,216	$1,031,416	$63,311	$31,111

Unit Transactions:
Beginning of year	119,244	48,728	-	-	76,127	36,338	2,650	699
Purchased	13,116	54,554	823,078	-	19,144	36,808	587	104
Transferred between Sub-Accounts and Fixed
Accumulation Account	32,847	19,313	324,642	-	17,578	4,925	1,995	1,847
Withdrawn, Surrendered, and Annuitized	(3,763)	(3,351)	(43,180)	-	(3,520)	(1,944)	(3)	-

End of year	161,444	119,244	1,104,540	-	109,329	76,127	5,229	2,650

(k) For the period March   5, 2007 (commencement of operations) through December 31, 2007.

See notes to financial statements

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Regatta Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements

(1) Organization

Sun Life of Canada (U.S.) Variable Account F (the “Variable Account”), a separate account of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”), was established on July 13, 1989 as a funding vehicle for the variable portion of Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts, Regatta Choice II contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts (collectively, the “Contracts”) and certain other fixed and variable annuity contracts issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a single corresponding investment portfolio of certain open-end mutual funds registered under the Investment Company Act of 1940, as amended. With respect to the Regatta contracts, Regatta Gold contracts, Regatta Classic contracts, Regatta Platinum contracts, Regatta Extra contracts, Regatta Access contracts, Regatta Choice contracts, Regatta Flex 4 contracts, Regatta Flex II contracts and the Regatta Choice II contracts, the funds include MFS/Sun Life Series Trust (the "Series Trust").  With respect to the Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Access contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts and the Sun Life Financial Masters VII contracts, the funds include Columbia Funds Variable Insurance Trust, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., The “Series Trust”, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Sun Capital Advisers Trust, Van Kampen Life Insurance Trust and Wanger Advisors Trust (collectively with the Series Trust, the "Funds").

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. The portion of the Variable Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Sponsor may conduct.

(2) Significant Accounting Policies

General
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (GAAP) requires the Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities along with the disclosure of contingent assets as well as liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations
Investments in shares of the Funds are recorded at their net asset value. The Funds value their investment securities at market value. Transactions are recorded on a trade date basis. Realized gains and losses on sales of shares of the Funds are determined on the first in, first out basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Fund shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by participants under the Contracts are recorded in the new Sub-Account upon receipt of the redemption proceeds.

Federal Income Tax Status
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not currently subject to tax by the contract owner.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(2) Significant Accounting Policies - continued

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes –an interpretation of FASB Statement No. 109” (“FIN48”).  FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, Accounting for Income Taxes”.  This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.  It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.  FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006.  The Sub-Accounts adopted FIN 48 on January 1, 2007.  The Sub-Accounts are not responsible for the payment or recording of income taxes and therefore the adoption of FIN 48 did not have an impact on the financial statements.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements, but does not change existing guidance as to whether or not an instrument is carried at fair value.

SFAS No. 157 clarifies that fair value is an exit price, representing the amount that would be exchanged to sell an asset or transfer a liability in an orderly transaction between market participants.  The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2 and 3”).  Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability.  SFAS No. 157 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.  Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements.

The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007, and are to be applied prospectively, except for changes in fair value measurements that result from the initial application of SFAS No. 157, which are to be recorded as an adjustment to opening retained earnings in the year of adoption.  Sponsor of the Sub-Accounts will adopt SFAS No. 157 effective January 1, 2008 and will apply the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value.  The adoption of SFAS No. 157 is not expected to have a material impact on the Sub-Account's financial position or results of operations.

(3) Contract Charges and Related Party Transactions

Charges for mortality and expense risks, optional death benefit riders, the Lifetime Income Bonus Benefit (available on Sun Life Financial Masters IV contracts and Sun Life Financial Masters VII contracts), and the Secured Returns Optional Living Benefit (available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, and Sun Life Financial Masters Flex contracts) are based on the value of the Sub-Account and are deducted from the Variable Account at the end of each valuation period to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate as follows:

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

	Level 1	Level 2	Level 3	Level 4	Level 5	Level 6	Level 7	Level 8	Level 9

Regatta contracts	1.10%	-	-	-	-	-	-	-	-
Regatta Gold contracts	1.25%	-	-	-	-	-	-	-	-
Regatta Classic contracts	1.00%	-	-	-	-	-	-	-	-
Regatta Platinum contracts	1.25%	-	-	-	-	-	-	-	-
Regatta Extra contracts	1.30%	1.45%	1.55%	1.70%	-	-	-	-	-
Regatta Choice contracts	0.85%	1.00%	1.10%	1.15%	1.25%	1.40%	-	-	-
Regatta Access contracts	1.00%	1.15%	1.25%	1.40%	1.50%	1.65%	-	-	-
Regatta Flex 4 contracts	0.95%	1.10%	1.20%	1.35%	1.45%	1.60%	-	-	-
Regatta Flex II contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	-
Regatta Choice II contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	-
Sun Life Financial Masters Extra contracts	1.40%	1.60%	1.65%	1.80%	1.85%	2.00%	2.05%	2.25%	-
Sun Life Financial Masters Choice contracts	1.05%	1.25%	1.30%	1.45%	1.50%	1.65%	1.70%	1.90%	-
Sun Life Financial Masters Access contracts	1.35%	1.55%	1.60%	1.75%	1.80%	1.95%	-	-	-
Sun Life Financial Masters Flex contracts	1.30%	1.50%	1.55%	1.70%	1.75%	1.90%	1.95%	2.15%	-
Sun Life Financial Masters IV contracts	1.25%	1.30%	1.35%	1.40%	1.50%	1.55%	1.60%	1.65%	1.70%
Sun Life Financial Masters VII contracts	1.00%	1.10%	1.20%	1.25%	1.30%	1.35%	1.40%	1.50%	-

Each year on the account anniversary, an account administration fee (“Account Fee”) the lesser of $30 or 2% of the participant’s account value in the case of Regatta and Regatta Gold contracts, the lesser of $35 or 2% of the participant’s account value in the case of Regatta Platinum contracts, $35 in the case of Regatta Extra and Regatta Choice contracts, and $50 in the case of Regatta Classic, Regatta Access, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts (after account year 5, the Account Fee, for Regatta Gold, Regatta Platinum, Regatta Extra and Regatta Choice contracts, may be changed annually, but it may not exceed the lesser of $50 or 2% of the participant’s account value) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. After the annuity commencement date, the Account Fee will be deducted pro rata from each variable annuity payment made during the year.

As reimbursement for administrative expenses attributable to Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII contracts, which exceed the revenues received from the Account Fees described above derived from such contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period at an effective annual rate of 0.15% of the net assets attributable to such contracts.

A specific quarterly charge, equal to 0.125% of account value, is deducted on the last day of the Account Quarter, ("Account Quarters" are defined as three-month periods, with the first Account Quarter beginning on the Issue Date.), if one of the following optional living benefit riders has been elected:  Secured Returns 2, Secured Returns for Life, or Secured Returns for Life Plus. These three optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, Sun Life Financial Masters VII contracts. A specific quarterly charge, equal to 0.1625% for Single Life Coverage and 0.2125% for Joint Life Coverage, is deducted on the last day of the Account Quarter if the Income ON Demand optional living benefit rider has been elected or 0.0875% if Retirement Asset Protector optional living benefit rider has been elected. These two optional living benefit riders are available on Sun Life Financial Masters Choice contracts, Sun Life Financial Masters Extra contracts, Sun Life Financial Masters Flex contracts, Sun Life Financial Masters IV contracts, and Sun Life Financial Masters VII contracts.

Massachusetts Financial Services Company is the investment adviser to the Series Trust.  Sun Capital Advisers, Inc. is the investment adviser to Sun Capital Advisers Trust.  Both are affiliates of the Sponsor and charge management fees at an effective annual rate ranging from 0.60% to 1.56% and 1.00% to 1.35% of the Funds’ net assets, respectively.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions - continued

The Sponsor does not deduct a sales charge from purchase payments. However, in the case of Regatta Gold, Regatta Platinum and Regatta Flex 4, a surrender charge (contingent deferred sales charge) of up to 6% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates.  In the case of Regatta Choice, a surrender charge of up to 7% and in the case of Regatta, Regatta Extra, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, and Sun Life Financial Masters VII contracts, a surrender charge of up to 8% of certain amounts withdrawn, when applicable, may be deducted to cover certain expenses relating to the sale of the contracts and certificates. In the case of Regatta Classic contracts, a withdrawal charge of 1% is applied to purchase payments withdrawn which have been credited to a participant’s account for less than one year.

For assuming the risk that surrender charges may be insufficient to compensate it for the costs of distributing the contracts, the Sponsor makes a deduction from the Sub-Account at the end of each valuation period for the first seven account years at an effective annual rate of 0.15% of the net assets attributable to Regatta, Regatta Gold, Regatta Platinum, Sun Life Financial Masters Extra and Sun Life Financial Masters Choice at an effective annual rate of 0.20% of the net assets attributable to Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV, and Sun Life Financial Masters VII contracts.

For the year ended December 31, 2007, the Sponsor received the following amounts related to the above mentioned contract and surrender charges. These charges are reflected in the “Withdrawals, surrenders, annuitizations, and contract charges” line of the Statement of Changes in Net Assets for each Sub-Account.

	Contract Charges	Surrender Charges
Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$ 472	$ 4,526
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund Sub-Account (CSC)	7	-
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	5	-
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	299	4,092
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	30	-
Columbia Marsico Growth Portfolio Sub-Account (NNG)	13	-
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	144	419
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	13	-
VIP Freedom 2010 Portfolio Sub-Account (F10)	796	3,598
VIP Freedom 2015 Portfolio Sub-Account (F15)	2,290	9,758
VIP Freedom 2020 Portfolio Sub-Account (F20)	3,809	48,402
VIP Mid Cap Svc 2 Sub-Account (FVM)	605	14,975
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	11,193	31,282
Templeton Developing Markets Securities Fund Sub-Account (TDM)	2,280	14,995
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	4,589	28,366
Templeton Foreign Securities Fund Sub-Account (FTI)	72,195	535,177
Franklin Income Securities Class 2 Sub-Account (ISC)	204	3,184
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	8,901	49,934
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	79	2,484
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	3,647	27,283
Growth & Income Portfolio Sub-Account (LA1)	72,648	237,809
Growth Opportunities Portfolio Sub-Account (LA9)	49,584	125,065
Mid Cap Value Portfolio Sub-Account (LA2)	35,881	98,986
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	17,644	139,565
Bond Series Sub-Account (BDS)	32,732	29,557
Capital Appreciation S Class Sub-Account (MFD)	7,710	56,251
Capital Appreciation Series Sub-Account (CAS)	225,626	118,069
Capital Opportunities S Class Sub-Account (CO1)	2,473	6,067
Capital Opportunities Series Sub-Account (COS)	35,356	39,757
Emerging Growth S Class Sub-Account (MFF)	6,464	10,566
Emerging Growth Series Sub-Account (EGS)	153,371	40,774

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions – continued

	Contract Charges	Surrender Charges
MFS/Sun Life Series Trust - continued
Emerging Markets Equity S Class Sub-Account (EM1)	$ 4,515	$ 27,392
Emerging Markets Equity Series Sub-Account (EME)	25,554	36,696
Global Governments S Class Sub-Account (GG1)	862	6,429
Global Governments Series Sub-Account (GGS)	15,735	10,696
Global Growth S Class Sub-Account (GG2)	2,157	13,050
Global Growth Series Sub-Account (GGR)	50,624	40,873
Global Total Return S Class Sub-Account (GT2)	3,929	22,570
Global Total Return Series Sub-Account (GTR)	46,617	37,588
Government Securities S Class Sub-Account (MFK)	80,186	467,609
Government Securities Series Sub-Account (GSS)	94,235	151,982
High Yield S Class Sub-Account (MFC)	53,004	188,701
High Yield Series Sub-Account (HYS)	67,254	78,985
International Growth S Class Sub-Account (IG1)	5,598	23,145
International Growth Series Sub-Account (IGS)	43,830	51,866
International Investors Trust S Class Sub-Account (MI1)	3,475	34,792
International Investors Trust Series Sub-Account (MII)	35,692	22,085
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	25,752	209,879
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	138,160	157,526
Massachusetts Investors Trust S Class Sub-Account (MFL)	71,987	391,677
Massachusetts Investors Trust Series Sub-Account (MIT)	283,498	242,885
Mid Cap Growth S Class Sub-Account (MC1)	13,239	34,605
Mid Cap Growth Series Sub-Account (MCS)	18,693	12,505
Mid Cap Value S Class Sub-Account (MCV)	8,410	31,992
Money Market S Class Sub-Account (MM1)	54,740	605,027
Money Market Series Sub-Account (MMS)	101,421	168,827
New Discovery S Class Sub-Account (M1A)	64,388	183,920
New Discovery Series Sub-Account (NWD)	46,154	92,021
Research S Class Sub-Account (RE1)	7,227	41,489
Research Series Sub-Account (RES)	141,900	31,590
Research Growth and Income S Class Sub-Account (RG1)	5,035	60,286
Research Growth and Income Series Sub-Account (RGS)	65,190	54,101
Research International S Class Sub-Account (RI1)	43,652	223,651
Research International Series Sub-Account (RIS)	27,178	64,067
Strategic Growth S Class Sub-Account (SG1)	4,470	20,916
Strategic Growth Series Sub-Account (SGS)	5,792	7,592
Strategic Income S Class Sub-Account (SI1)	4,908	30,401
Strategic Income Series Sub-Account (SIS)	12,794	23,457
Strategic Value S Class Sub-Account (SVS)	2,164	11,709
Technology S Class Sub-Account (TE1)	1,207	5,067
Technology Series Sub-Account (TEC)	9,575	9,545
Total Return S Class Sub-Account (MFJ)	196,672	1,360,018
Total Return Series Sub-Account (TRS)	340,197	254,544
Utilities S Class Sub-Account (MFE)	13,986	82,450
Utilities Series Sub-Account (UTS)	98,880	142,009
Value S Class Sub-Account (MV1)	27,720	234,530
Value Series Sub-Account (MVS)	75,028	150,266
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	-	-
Capital Appreciation Fund Sub-Account (OCA)	8,837	47,784
Global Securities Fund Sub-Account (OGG)	5,487	73,810
Main Street Fund Sub-Account (OMG)	66,230	722,927
Main Street Small Cap Fund Sub-Account (OMS)	5,323	11,688

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F
36.
Notes to Financial Statements - continued

(3) Contract Charges and Related Party Transactions – continued

	Contract Charges	Surrender Charges
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	$ 2,430	$ 21,949
Low Duration Portfolio Sub-Account (PLD)	67,033	714,764
Real Return Porfolio Sub-Account (PRR)	9,630	50,993
Total Return Portfolio Sub-Account (PTR)	15,303	87,877
VIT All Asset Portfolio Sub-Account (PRA)	423	3,312
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	1,785	2,365
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	1,206	8,170
Davis Venture Value S Class Sub-Account (SVV)	96	777
FI Large Cap Growth Fund Sub-Account (LGF)	84	-
Investment Grade Bond S Class Sub-Account (IGB)	1,826	7,718
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	419	9,874
Real Estate Fund S Class Sub-Account (SRE)	52,779	141,193
Real Estate Fund Sub-Account (SC3)	6,442	21,384
Sun Capital Money Market S Class Sub-Account (CMM)	298	1,441
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	51	545
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	667	869
Wanger U.S. Smaller Companies Sub-Account (USC)	5	-

(4) Reserve for Variable Annuities

Reserve for variable annuities represents the actuarial present value of future contract benefits for those contract holders who are in the payout phase of their contract and chose the variable payout option. Annuity reserves are calculated using the 1983 Individual Annuitant Mortality Table and an assumed interest rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is before January 1, 2000. Annuity reserves are calculated using the 2000 Individual Annuitant Mortality Table at an assumed rate of at least 3% or 4%, for Regatta, Regatta Gold, Regatta Classic, and Regatta Platinum as stated in each participant’s contract or certificate, as applicable if the contract’s annuity commencement date is on or after January 1, 2000. Annuity reserves are calculated using the 2000 Annuitant Mortality Table at an assumed rate of 3% for Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Extra, and Sun Life Financial Masters Flex. Due to the demographics of Regatta Flex II, Regatta Choice II, Sun Life Financial Masters IV, and Sun Life Financial Masters VII, no reserves were required at December 31, 2007. Required adjustments to the reserves are accomplished by transfers to or from the Sponsor.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales

The following table shows the aggregate cost of shares purchased and proceeds from the sales of investments of the Funds for each Sub-Account for the year ended December 31, 2007:

	Purchases	Sales

Arnhold and S. Bleichroeder Advisers, Inc.
First Eagle Overseas Variable Fund Sub-Account (SGI)	$86,379,460	$ 2,954,514
Columbia Funds Variable Insurance Trust
Columbia Small Cap Value Fund Sub-Account (CSC)	3,293	409
Columbia Marsico 21st Century Portfolio Sub-Account (NMT)	48,213	9,545
Columbia Marsico 21st Century Fund Class B Sub-Account (MCC)	77,392,150	2,786,151
Columbia Marsico Growth Fund Class B Sub-Account (CMG)	7,671,528	496,834
Columbia Marsico Growth Portfolio Sub-Account (NNG)	252	76,171
Columbia Marsico International Opportunities Portfolio Sub-Account (NMI)	8,789,568	463,139
Fidelity Variable Insurance Products Funds
VIP Balanced Svc 2 Sub-Account (FVB)	13,496,710	115,147
VIP Freedom 2010 Portfolio Sub-Account (F10)	5,915,146	2,017,598
VIP Freedom 2015 Portfolio Sub-Account (F15)	10,169,480	749,849
VIP Freedom 2020 Portfolio Sub-Account (F20)	23,829,831	2,945,489
VIP Mid Cap Svc 2 Sub-Account (FVM)	136,789,424	1,159,614
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund Sub-Account (FMS)	64,828,264	8,732,732
Templeton Developing Markets Securities Fund Sub-Account (TDM)	69,724,552	4,690,374
Templeton Growth Securities Fund Class 2 Sub-Account (FTG)	25,814,353	4,470,940
Templeton Foreign Securities Fund Sub-Account (FTI)	95,765,057	82,824,339
Franklin Income Securities Class 2 Sub-Account (ISC)	43,249,338	1,888,608
Franklin Small Cap Value Securities Fund Sub-Account (FVS)	18,441,543	8,536,204
Franklin Strategic Income Securities Class 2 Sub-Account (SIC)	6,348,652	618,885
Lord Abbett Series Fund, Inc.
All Value Portfolio Sub-Account (LAV)	13,734,627	4,084,286
Growth & Income Portfolio Sub-Account (LA1)	273,655,314	9,963,035
Growth Opportunities Portfolio Sub-Account (LA9)	19,044,668	12,533,105
Mid Cap Value Portfolio Sub-Account (LA2)	51,603,687	13,126,664
MFS/Sun Life Series Trust
Bond S Class Sub-Account (MF7)	20,677,184	17,901,645
Bond Series Sub-Account (BDS)	21,961,386	33,988,216
Capital Appreciation S Class Sub-Account (MFD)	1,636,580	7,405,938
Capital Appreciation Series Sub-Account (CAS)	7,691,679	116,786,551
Capital Opportunities S Class Sub-Account (CO1)	828,442	18,658,205
Capital Opportunities Series Sub-Account (COS)	2,221,872	186,576,525
Emerging Growth S Class Sub-Account (MFF)	$2,922,363	4,758,296
Emerging Growth Series Sub-Account (EGS)	5,725,593	79,950,753
Emerging Markets Equity S Class Sub-Account (EM1)	10,071,429	7,708,572
Emerging Markets Equity Series Sub-Account (EME)	28,980,424	32,901,919
Global Governments S Class Sub-Account (GG1)	891,410	867,802
Global Governments Series Sub-Account (GGS)	5,855,572	10,466,175
Global Growth S Class Sub-Account (GG2)	869,848	1,822,900
Global Growth Series Sub-Account (GGR)	6,631,651	36,874,742
Global Total Return S Class Sub-Account (GT2)	5,695,739	3,630,704
Global Total Return Series Sub-Account (GTR)	25,279,714	36,995,532
Government Securities S Class Sub-Account (MFK)	54,208,100	50,555,011
Government Securities Series Sub-Account (GSS)	32,895,131	73,481,758

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales - continued

	Purchases	Sales
MFS/Sun Life Series Trust – continued
High Yield S Class Sub-Account (MFC)	$ 52,979,221	$ 28,052,197
High Yield Series Sub-Account (HYS)	23,668,986	55,480,440
International Growth S Class Sub-Account (IG1)	12,198,492	6,508,227
International Growth Series Sub-Account (IGS)	32,039,417	37,328,486
International Investors Trust S Class Sub-Account (MI1)	206,410,748	4,790,872
International Investors Trust Series Sub-Account (MII)	28,741,200	36,476,133
Massachusetts Investors Growth Stock S Class Sub-Account (M1B)	43,247,871	23,865,927
Massachusetts Investors Growth Stock Series Sub-Account (MIS)	35,859,377	91,009,507
Massachusetts Investors Trust S Class Sub-Account (MFL)	42,612,395	42,463,526
Massachusetts Investors Trust Series Sub-Account (MIT)	14,439,709	192,716,115
Mid Cap Growth S Class Sub-Account (MC1)	1,838,162	8,838,318
Mid Cap Growth Series Sub-Account (MCS)	5,711,023	19,229,690
Mid Cap Value S Class Sub-Account (MCV)	4,363,201	6,361,909
Money Market S Class Sub-Account (MM1)	159,296,632	93,723,838
Money Market Series Sub-Account (MMS)	159,495,464	153,572,346
New Discovery S Class Sub-Account (M1A)	26,384,076	15,678,194
New Discovery Series Sub-Account (NWD)	9,462,041	37,084,182
Research S Class Sub-Account (RE1)	2,973,237	6,801,501
Research Series Sub-Account (RES)	5,623,578	78,974,525
Research Growth and Income S Class Sub-Account (RG1)	28,337,396	5,799,382
Research Growth and Income Series Sub-Account (RGS)	182,895,152	49,567,088
Research International S Class Sub-Account (RI1)	66,952,944	24,440,325
Research International Series Sub-Account (RIS)	21,740,757	35,194,945
Strategic Growth S Class Sub-Account (SG1)	1,489,911	42,517,029
Strategic Growth Series Sub-Account (SGS)	525,373	32,759,980
Strategic Income S Class Sub-Account (SI1)	2,816,862	5,193,570
Strategic Income Series Sub-Account (SIS)	10,230,232	13,816,257
Strategic Value S Class Sub-Account (SVS)	1,471,942	2,407,785
Technology S Class Sub-Account (TE1)	713,446	875,138
Technology Series Sub-Account (TEC)	4,996,405	6,024,858
Total Return S Class Sub-Account (MFJ)	205,150,057	93,667,572
Total Return Series Sub-Account (TRS)	86,595,528	243,329,802
Utilities S Class Sub-Account (MFE)	41,680,904	17,281,438
Utilities Series Sub-Account (UTS)	17,229,715	95,488,756
Value S Class Sub-Account (MV1)	28,296,176	29,305,558
Value Series Sub-Account (MVS)	34,028,086	91,382,314
Oppenheimer Variable Account Funds
Balanced VA Fund Sub-Account (OBV)	2,217,343	131,757
Capital Appreciation Fund Sub-Account (OCA)	8,013,244	12,107,826
Global Securities Fund Sub-Account (OGG)	17,674,671	5,436,889
Main Street Fund Sub-Account (OMG)	236,662,489	30,031,950
Main Street Small Cap Fund Sub-Account (OMS)	4,326,609	5,114,090
PIMCO Variable Insurance Trust
Emerging Markets Bond Portfolio Sub-Account (PMB)	5,177,785	2,523,079
Low Duration Portfolio Sub-Account (PLD)	414,736,949	33,106,218
Real Return Porfolio Sub-Account (PRR)	23,716,826	10,596,851
Total Return Portfolio Sub-Account (PTR)	174,935,814	9,825,038
VIT All Asset Portfolio Sub-Account (PRA)	2,246,204	451,366
VIT Commodity Real Return Strategy Portfolio Sub-Account (PCR)	7,411,821	2,180,510

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(5) Investment Purchases and Sales – continued

	Purchases	Sales
Sun Capital Advisers Trust
All Cap S Class Sub-Account (SSA)	$ 4,752,586	$ 1,278,989
Davis Venture Value S Class Sub-Account (SVV)	28,234,238	1,040,010
FI Large Cap Growth Fund Sub-Account (LGF)	1,629,574	212,076
Investment Grade Bond S Class Sub-Account (IGB)	18,708,508	3,398,704
Oppenheimer Main Street Small Cap S Class Sub-Account (VSC)	112,827,105	397,836
Real Estate Fund S Class Sub-Account (SRE)	109,118,148	7,701,554
Real Estate Fund Sub-Account (SC3)	5,053,770	7,352,772
Sun Capital Money Market S Class Sub-Account (CMM)	578,468	95,787
Van Kampen Life Insurance Trust
LIT Comstock II Sub-Account (VLC)	12,565,825	1,036,449
Wanger Advisors Trust
Wanger Select Sub-Account (WTF)	663,743	174,936
Wanger U.S. Smaller Companies Sub-Account (USC)	33,667	1,159

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights

The summary of units outstanding, unit values, net assets, investment income ratio, expense ratios, excluding expenses of the underlying funds and the total return, for the years ended December 31, is as follows:

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SGI
	December 31, 2007(k)	7,791,583	$10.6128	to	$10.6798	$82,974,328	- %	1.35%	to	2.10%	6.13%	to	6.80%
CSC
	December 31, 2007	1,509	11.9646	to	11.9984	18,101	0.26	1.55	to	1.65	(4.19)	to	(4.10)
	December 31, 2006	1,411	12.2863	to	12.5560	17,650	0.26	1.55	to	1.65	17.40	to	17.52
	December 31, 2005 (e)	583	10.6376	to	10.6460	6,200	-	1.55	to	1.65	6.38	to	6.46
NMT
	December 31, 2007	8,690	15.5826	to	15.7150	135,980	0.53	1.35	to	1.65	17.31	to	17.67
	December 31, 2006	6,233	13.0685	to	13.3555	83,087	0.12	1.35	to	1.65	17.77	to	18.13
	December 31, 2005 (e)	462	11.2788	to	11.2788	5,204	-	1.65	to	1.65		12.79
MCC
	December 31, 2007 (k)	6,356,718	12.0821	to	12.1839	77,182,125	0.25	1.30	to	2.30	20.82	to	21.84
CMG
	December 31, 2007 (k)	640,690	11.7433	to	11.8174	7,548,709	-	1.35	to	2.10	17.43	to	18.17
NNG
	December 31, 2007	14,570	13.1322	to	13.1694	191,573	-	1.35	to	1.85	15.29	to	15.88
	December 31, 2006	19,841	11.2465	to	11.4935	226,596	-	1.35	to	1.85	4.14	to	4.66
	December 31, 2005 (e)	4,598	10.9467	to	10.9467	50,336	-	1.75	to	1.75		9.47
NMI
	December 31, 2007	522,074	12.3894	to	17.1796	8,752,767	0.08	1.35	to	2.30	16.91	to	24.52
	December 31, 2006	11,385	14.2400	to	14.5526	165,345	0.19	1.35	to	1.65	21.19	to	21.56
	December 31, 2005 (e)	1,299	11.9430	to	11.9524	15,506	0.08	1.55	to	1.65	19.43	to	19.52
FVB
	December 31, 2007 (k)	1,234,324	10.6929	to	10.7604	13,240,999	3.47	1.35	to	2.10	6.93	to	7.60
F10
	December 31, 2007	585,651	11.6955	to	11.9301	6,929,208	3.24	1.35	to	2.25	5.97	to	6.95
	December 31, 2006	268,016	10.9973	to	11.1613	2,974,098	3.37	1.35	to	2.25	7.12	to	8.10
	December 31, 2005 (f)	23,605	10.3185	to	10.3185	243,563	0.87	1.35	to	1.35		3.18
F15
	December 31, 2007	1,457,747	11.9744	to	12.2416	17,658,270	3.26	1.30	to	2.30	6.55	to	7.65
	December 31, 2006	715,554	11.2046	to	11.3717	8,088,852	2.49	1.30	to	2.30	8.30	to	9.40
	December 31, 2005 (f)	25,858	10.3850	to	10.3937	268,544	1.11	1.35	to	1.85	3.85	to	3.94
F20
	December 31, 2007	2,944,857	12.2148	to	12.4873	36,444,849	2.52	1.30	to	2.30	7.42	to	8.53
	December 31, 2006	1,308,908	11.3368	to	11.5058	14,984,152	3.47	1.30	to	2.30	9.14	to	10.26
	December 31, 2005 (f)	10,353	10.4250	to	10.4346	107,943	0.83	1.35	to	1.90	4.25	to	4.35
FVM
	December 31, 2007 (k)	11,884,177	11.6141	to	11.7169	138,777,417	0.47	1.30	to	2.35	16.14	to	17.17
FMS
	December 31, 2007	6,318,116	14.1466	to	18.0981	111,152,728	1.37	1.30	to	2.35	1.03	to	2.13
	December 31, 2006	3,368,514	13.9177	to	17.7303	58,070,328	1.22	1.30	to	2.35	15.61	to	16.85
	December 31, 2005	1,886,907	12.0251	to	15.1818	27,978,414	0.87	1.30	to	2.30	8.02	to	9.12
	December 31, 2004	1,146,446	11.1069	to	13.9198	15,778,515	0.75	1.25	to	2.30	10.03	to	11.15
	December 31, 2003	489,937	12.2638	to	12.5282	6,110,725	0.78	1.35	to	2.30	22.27	to	23.46
TDM
	December 31, 2007	4,360,786	17.6061	to	18.0187	77,853,382	1.85	1.30	to	2.35	25.74	to	27.10
	December 31, 2006	511,631	13.9683	to	14.1765	7,216,012	1.18	1.30	to	2.30	25.15	to	26.43
	December 31, 2005 (f)	82,552	11.1943	to	11.2121	924,837	-	1.35	to	2.30	11.94	to	12.12
FTG
	December 31, 2007	2,128,221	14.6136	to	20.5944	41,968,435	1.30	1.30	to	2.35	(0.07)	to	1.01
	December 31, 2006	1,134,629	14.5363	to	20.3990	22,093,074	1.21	1.30	to	2.35	18.95	to	20.23
	December 31, 2005	518,022	12.2061	to	16.9753	8,461,348	0.99	1.30	to	2.30	6.37	to	7.45
	December 31, 2004 (d)	185,270	11.4492	to	15.8060	2,822,852	1.01	1.25	to	2.30	13.35	to	14.58
FTI
	December 31, 2007	23,555,118	16.8727	to	22.1685	502,292,060	1.98	1.30	to	2.55	12.50	to	13.95
	December 31, 2006	23,906,416	14.9290	to	19.5344	449,411,615	1.19	1.30	to	2.55	18.36	to	19.87
	December 31, 2005	15,021,292	12.5557	to	16.3623	236,905,307	1.11	1.30	to	2.55	7.37	to	8.74
	December 31, 2004	8,240,520	11.6449	to	15.1080	120,369,576	1.01	1.25	to	2.55	15.50	to	16.92
	December 31, 2003	1,734,535	12.3883	to	12.9673	21,780,367	0.81	1.35	to	2.55	26.43	to	30.43
(d)           For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(e)           For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(f)           For the period October 31, 2005 (commencement of operations) through December 31, 2005.
(k)           For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
ISC
	December 31, 2007 (k)	3,983,472	$10.1431	to	$10.2071	$40,544,176	1.80%	1.35%	to	2.10%	1.43%	to	2.07%
FVS
	December 31, 2007	1,960,878	13.8819	to	19.8610	37,692,750	0.66	1.30	to	2.50	(4.83)	to	(3.66)
	December 31, 2006	1,597,154	14.4771	to	20.6252	32,015,946	0.63	1.30	to	2.50	14.06	to	15.46
	December 31, 2005	1,065,024	12.6580	to	17.8718	18,622,511	0.75	1.30	to	2.30	6.27	to	7.36
	December 31, 2004	784,791	11.8836	to	16.6555	12,898,583	0.18	1.25	to	2.30	18.84	to	22.07
	December 31, 2003	403,105	13.3363	to	13.6441	5,464,413	0.16	1.35	to	2.30	29.09	to	30.34
SIC
	December 31, 2007 (k)	556,077	10.3009	to	10.3659	5,745,387	2.79	1.35	to	2.10	3.01	to	3.66
LAV
	December 31, 2007	2,132,144	14.3086	to	14.9014	31,216,819	0.58	1.30	to	2.30	4.25	to	5.33
	December 31, 2006	1,530,051	13.6347	to	14.1549	21,338,547	0.81	1.35	to	2.30	12.01	to	13.10
	December 31, 2005	673,060	12.1780	to	12.5157	8,330,401	0.45	1.35	to	2.30	4.50	to	5.51
	December 31, 2004 (d)	344,432	11.6270	to	11.8619	4,063,023	0.73	1.25	to	2.30	13.04	to	16.27
LA1
	December 31, 2007	30,273,162	13.4519	to	18.5163	537,440,084	1.57	1.30	to	2.55	0.79	to	2.09
	December 31, 2006	17,651,095	13.2854	to	18.1473	306,867,936	1.54	1.30	to	2.55	14.29	to	15.75
	December 31, 2005	11,563,674	11.5708	to	15.6855	174,257,651	1.17	1.30	to	2.55	0.62	to	1.91
	December 31, 2004	8,986,821	11.4511	to	15.3996	133,211,678	1.31	1.25	to	2.55	9.77	to	14.82
	December 31, 2003	2,488,679	11.9130	to	13.8575	33,267,291	1.89	1.35	to	2.55	19.13	to	29.25
LA9
	December 31, 2007	5,069,578	14.0149	to	15.9436	73,578,930	-	1.30	to	2.55	18.17	to	19.70
	December 31, 2006	4,902,578	11.8596	to	13.3200	59,707,503	-	1.30	to	2.55	5.15	to	6.50
	December 31, 2005	2,675,259	11.2788	to	12.5076	30,716,359	-	1.30	to	2.55	1.96	to	3.27
	December 31, 2004 (d)	1,203,674	11.0616	to	12.1119	13,428,847	-	1.25	to	2.55	8.39	to	21.12
LA2
	December 31, 2007	5,809,005	13.6038	to	18.8622	105,217,891	0.47	1.30	to	2.55	(2.00)	to	(0.73)
	December 31, 2006	4,471,238	13.7695	to	19.0113	81,834,682	0.63	1.30	to	2.55	9.38	to	10.78
	December 31, 2005	2,743,587	12.5489	to	17.1707	45,585,122	0.51	1.30	to	2.55	5.47	to	6.82
	December 31, 2004	2,592,930	11.8315	to	16.0827	40,628,899	0.51	1.25	to	2.55	18.32	to	22.36
	December 31, 2003	437,574	12.4541	to	13.1433	5,685,572	1.01	1.35	to	2.30	20.80	to	23.07
MF7
	December 31, 2007	6,110,178	9.9948	to	13.2334	76,655,526	5.69	1.00	to	2.55	(0.05)	to	2.24
	December 31, 2006	6,133,332	10.5636	to	12.9429	75,695,316	5.91	1.00	to	2.55	2.20	to	3.82
	December 31, 2005	6,270,011	10.3358	to	12.4661	75,047,190	5.84	1.00	to	2.55	(0.99)	to	0.58
	December 31, 2004	6,078,648	10.4393	to	12.3943	72,842,791	5.91	1.00	to	2.55	3.20	to	4.85
	December 31, 2003	5,706,413	10.1153	to	11.8211	65,794,236	4.22	1.00	to	2.55	1.15	to	8.34
BDS
	December 31, 2007	6,896,916	14.1153	to	15.5456	103,879,319	6.26	1.15	to	1.85	1.60	to	2.35
	December 31, 2006	8,059,857	13.7634	to	15.1894	119,031,240	6.18	1.15	to	1.85	3.26	to	4.00
	December 31, 2005	9,925,405	13.3159	to	14.6046	141,413,865	6.16	1.15	to	1.85	(0.12)	to	0.60
	December 31, 2004	11,381,676	13.3189	to	14.5404	161,562,164	6.19	1.15	to	1.85	4.28	to	5.04
	December 31, 2003	14,515,463	12.4728	to	13.8771	196,808,905	5.07	1.15	to	1.85	7.69	to	8.62
MFD
	December 31, 2007	2,498,904	9.8452	to	16.7408	26,279,858	-	1.00	to	2.30	8.36	to	9.81
	December 31, 2006	3,012,379	9.0437	to	15.2763	29,113,014	-	1.00	to	2.30	3.62	to	5.00
	December 31, 2005	3,518,217	8.6877	to	14.5788	32,540,878	0.37	1.00	to	2.30	(1.67)	to	(0.37)
	December 31, 2004	3,522,979	8.7952	to	14.6624	32,971,898	-	1.00	to	2.10	8.23	to	9.67
	December 31, 2003	3,536,749	8.0892	to	13.3964	30,045,935	-	1.00	to	2.30	25.40	to	27.07
CAS
	December 31, 2007	26,120,429	6.1637	to	33.9807	385,511,764	0.20	1.00	to	1.85	9.07	to	10.02
	December 31, 2006	33,490,792	5.6481	to	28.3245	450,366,226	0.20	1.00	to	1.85	4.41	to	5.31
	December 31, 2005	41,628,520	5.4069	to	26.9998	548,698,901	0.64	1.00	to	1.85	(0.95)	to	(0.09)
	December 31, 2004	41,868,827	5.4557	to	27.1281	564,955,111	0.06	1.00	to	1.85	8.96	to	9.91
	December 31, 2003	47,654,629	5.0044	to	24.7780	612,259,795	-	1.00	to	1.85	26.33	to	27.42

(d)           For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k)           For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
CO1
	December 31, 2007 (j)	-	$-		$-	$-	0.36%	1.10%	to	2.25%	9.53%	to	10.14%
	December 31, 2006	1,377,231	9.9965	to	16.8521	16,161,723	0.25	1.10	to	2.25	11.46	to	12.77
	December 31, 2005	1,483,374	8.9324	to	14.9595	14,992,153	0.69	1.10	to	2.25	(0.96)	to	0.20
	December 31, 2004	1,675,705	8.9826	to	14.9448	16,686,864	0.29	1.10	to	2.25	9.93	to	16.04
	December 31, 2003	1,740,370	8.1338	to	13.4434	15,053,183	0.14	1.10	to	2.30	25.06	to	26.60
COS
	December 31, 2007 (j)	-	-		-	-	0.78	1.00	to	1.85	9.79	to	10.24
	December 31, 2006	16,499,273	6.5622	to	18.9934	168,139,747	0.52	1.00	to	1.85	12.21	to	13.18
	December 31, 2005	21,130,668	5.8304	to	16.8464	194,106,985	0.95	1.00	to	1.85	(0.24)	to	0.63
	December 31, 2004	26,220,995	5.8264	to	16.8061	245,462,968	0.49	1.00	to	1.85	10.70	to	11.67
	December 31, 2003	31,162,190	5.2469	to	15.1086	265,953,050	0.36	1.00	to	1.85	25.93	to	27.02
MFF
	December 31, 2007	1,464,903	11.9589	to	20.7435	20,689,801	-	1.00	to	2.30	18.20	to	19.78
	December 31, 2006	1,615,364	10.0706	to	17.3526	18,737,905	-	1.00	to	2.30	5.23	to	6.62
	December 31, 2005	1,747,003	9.5267	to	16.3077	18,519,452	-	1.00	to	2.30	6.40	to	7.81
	December 31, 2004	1,863,783	8.9127	to	15.1566	18,305,802	-	1.00	to	2.25	10.36	to	11.83
	December 31, 2003	1,705,653	8.0389	to	13.5806	14,517,814	-	1.15	to	2.25	28.12	to	29.83
EGS
	December 31, 2007	18,485,750	6.2491	to	26.5065	238,240,356	-	1.00	to	1.85	18.99	to	20.03
	December 31, 2006	24,616,070	5.2490	to	22.1693	263,364,457	-	1.00	to	1.85	6.03	to	6.94
	December 31, 2005	30,633,904	4.9480	to	20.8097	315,569,435	-	1.00	to	1.85	7.12	to	8.05
	December 31, 2004	37,868,174	4.6166	to	19.3335	375,214,309	-	1.00	to	1.85	11.14	to	12.11
	December 31, 2003	44,118,674	4.1517	to	17.3124	407,376,323	-	1.00	to	1.85	29.06	to	30.18
EM1
	December 31, 2007	808,424	18.7701	to	44.3000	22,821,441	1.85	1.15	to	2.50	31.88	to	33.72
	December 31, 2006	813,675	14.2242	to	33.1470	18,546,786	0.90	1.15	to	2.50	26.66	to	28.41
	December 31, 2005	441,657	11.2417	to	25.8270	10,352,754	0.51	1.15	to	2.25	12.42	to	34.88
	December 31, 2004	340,870	15.4356	to	19.1577	6,301,071	0.84	1.15	to	1.85	24.28	to	25.42
	December 31, 2003	336,533	12.4202	to	15.2823	4,983,507	0.39	1.15	to	2.05	49.01	to	50.38
EME
	December 31, 2007	2,587,959	32.5066	to	38.9119	91,911,417	2.02	1.00	to	1.85	33.14	to	34.29
	December 31, 2006	3,300,914	24.4161	to	29.5347	87,687,610	1.12	1.00	to	1.85	27.76	to	28.87
	December 31, 2005	3,923,235	19.1105	to	22.6447	81,260,933	0.68	1.00	to	1.85	34.24	to	35.40
	December 31, 2004	3,707,620	14.2359	to	16.7834	57,029,517	1.02	1.00	to	1.85	24.82	to	25.91
	December 31, 2003	3,765,936	11.4049	to	13.3776	46,170,963	0.59	1.00	to	1.85	49.78	to	51.08
GG1
	December 31, 2007	284,890	12.8359	to	15.0094	4,022,897	-	1.15	to	1.85	6.46	to	7.23
	December 31, 2006	283,792	10.4123	to	14.0408	3,762,442	-	1.15	to	1.85	2.77	to	3.50
	December 31, 2005	327,850	11.8827	to	13.6067	4,232,469	10.41	1.15	to	1.85	(9.20)	to	(8.56)
	December 31, 2004	340,389	13.0273	to	14.9250	4,820,154	12.26	1.15	to	1.85	7.76	to	8.53
	December 31, 2003	408,658	12.0336	to	13.7443	5,349,433	5.62	1.15	to	1.85	13.17	to	13.98
GGS
	December 31, 2007	1,951,821	14.3685	to	25.1849	33,658,588	-	1.00	to	1.85	6.68	to	7.61
	December 31, 2006	2,234,976	13.4688	to	19.1593	36,201,209	-	1.00	to	1.85	3.03	to	3.92
	December 31, 2005	2,809,654	13.0728	to	18.5077	43,876,264	10.70	1.00	to	1.85	(8.92)	to	(8.13)
	December 31, 2004	3,280,149	14.3527	to	20.2232	56,460,907	12.59	1.00	to	1.85	8.02	to	8.96
	December 31, 2003	3,854,620	12.3771	to	18.6329	61,738,804	5.37	1.00	to	1.85	13.46	to	14.44
GG2
	December 31, 2007	494,318	15.6997	to	21.9248	8,590,818	1.43	1.00	to	2.10	10.65	to	11.90
	December 31, 2006	548,900	14.1520	to	19.6328	8,624,775	0.33	1.00	to	2.10	14.55	to	15.84
	December 31, 2005	552,979	12.3227	to	16.9829	7,538,233	0.23	1.00	to	2.10	7.44	to	8.64
	December 31, 2004	614,351	11.4406	to	15.6639	7,740,130	0.31	1.00	to	2.10	12.75	to	14.25
	December 31, 2003	615,859	10.1003	to	13.7376	6,778,114	0.26	1.00	to	2.30	32.02	to	33.78
GGR
	December 31, 2007	5,626,403	10.9557	to	33.6111	124,791,013	1.69	1.00	to	1.85	11.17	to	12.13
	December 31, 2006	7,063,308	9.8502	to	30.0902	140,323,466	0.56	1.00	to	1.85	15.21	to	16.20
	December 31, 2005	8,221,692	8.5455	to	25.9940	145,928,483	0.47	1.00	to	1.85	8.00	to	8.94
	December 31, 2004	9,885,010	7.9081	to	23.9533	165,248,378	0.48	1.00	to	1.85	13.47	to	14.45
	December 31, 2003	11,683,281	6.9659	to	21.0097	175,751,261	0.49	1.15	to	1.85	32.94	to	34.09

(j)     Sub-Account closed on June 25, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
GT2
	December 31, 2007	1,161,693	$16.4422	to	$18.5035	$19,774,396	1.99%	1.15%	to	2.05%	6.39%	to	7.37%
	December 31, 2006	1,149,650	14.9739	to	17.2425	18,291,763	0.66	1.15	to	2.05	14.52	to	15.57
	December 31, 2005	1,195,804	13.4408	to	14.9273	16,498,684	3.81	1.00	to	2.05	1.42	to	2.51
	December 31, 2004	1,049,400	13.2252	to	14.5915	14,165,553	2.33	1.15	to	2.05	14.47	to	15.53
	December 31, 2003	965,835	11.5294	to	12.6366	11,304,042	2.14	1.15	to	2.05	20.02	to	21.13
GTR
	December 31, 2007	6,117,487	15.7818	to	30.2720	140,411,531	2.22	1.15	to	1.85	6.84	to	7.62
	December 31, 2006	7,258,332	14.7633	to	28.1974	156,233,915	0.92	1.15	to	1.85	15.11	to	15.95
	December 31, 2005	8,201,461	12.8186	to	24.3793	156,049,255	4.27	1.15	to	1.85	1.85	to	2.59
	December 31, 2004	8,363,603	12.5796	to	23.8232	160,297,490	2.50	1.15	to	1.85	14.94	to	15.78
	December 31, 2003	8,836,494	10.9384	to	20.6270	151,229,262	2.10	1.15	to	1.85	20.70	to	21.58
MFK
	December 31, 2007	24,954,225	10.3645	to	12.4309	281,758,050	4.76	1.00	to	2.55	4.17	to	5.83
	December 31, 2006	25,308,705	9.9499	to	11.7457	272,332,913	4.56	1.00	to	2.55	0.84	to	2.44
	December 31, 2005	19,255,861	9.8669	to	11.4658	205,291,955	4.32	1.00	to	2.55	(0.59)	to	0.99
	December 31, 2004	15,785,190	9.9252	to	11.3535	169,069,438	5.19	1.00	to	2.55	0.86	to	2.51
	December 31, 2003	12,383,782	9.8364	to	11.0490	131,892,096	3.98	1.10	to	2.55	(1.64)	to	0.85
GSS
	December 31, 2007	15,336,252	13.0202	to	24.6917	247,658,015	5.01	1.00	to	1.85	5.19	to	6.10
	December 31, 2006	18,582,159	12.3657	to	19.7009	283,320,766	5.07	1.00	to	1.85	1.77	to	2.65
	December 31, 2005	22,849,712	12.1380	to	19.2660	344,042,581	4.75	1.00	to	1.85	0.42	to	1.28
	December 31, 2004	26,991,543	12.0756	to	19.0953	406,733,201	5.63	1.00	to	1.85	1.84	to	2.72
	December 31, 2003	35,262,145	11.8457	to	18.6615	521,823,973	4.70	1.00	to	1.85	0.26	to	1.13
MFC
	December 31, 2007	9,231,715	11.3703	to	14.9734	132,587,722	7.08	1.00	to	2.55	(1.04)	to	0.54
	December 31, 2006	8,020,269	11.4368	to	14.9231	114,743,896	8.08	1.00	to	2.55	7.25	to	8.95
	December 31, 2005	7,227,900	10.6154	to	13.7254	95,167,528	7.45	1.00	to	2.55	(0.66)	to	0.92
	December 31, 2004	7,034,638	10.6489	to	13.6280	92,066,666	6.45	1.00	to	2.55	6.49	to	8.27
	December 31, 2003	6,699,213	10.8910	to	12.6501	81,254,026	8.01	1.10	to	2.55	8.91	to	20.00
HYS
	December 31, 2007	8,811,448	12.8913	to	30.7416	145,304,823	7.61	1.00	to	1.85	0.03	to	0.90
	December 31, 2006	11,347,579	12.8873	to	25.1862	186,188,557	8.37	1.00	to	1.85	8.36	to	9.29
	December 31, 2005	14,094,783	11.8935	to	23.1337	214,798,743	8.45	1.00	to	1.85	0.31	to	1.17
	December 31, 2004	17,473,238	11.8536	to	22.9531	267,795,978	7.78	1.00	to	1.85	7.51	to	8.45
	December 31, 2003	21,115,563	11.0197	to	21.2473	302,952,628	8.99	1.00	to	1.85	19.20	to	20.23
IG1
	December 31, 2007	1,455,023	11.7343	to	26.4253	26,435,969	1.10	1.00	to	2.30	13.87	to	18.28
	December 31, 2006	1,126,228	17.9775	to	23.0061	20,902,161	0.45	1.00	to	2.05	23.18	to	24.50
	December 31, 2005	1,221,898	14.5644	to	18.5160	18,247,713	0.70	1.00	to	2.05	12.28	to	13.48
	December 31, 2004	1,328,474	12.9450	to	16.3494	17,567,913	0.38	1.00	to	2.05	16.14	to	17.39
	December 31, 2003	1,333,889	11.1229	to	13.9554	15,049,223	0.54	1.15	to	2.05	35.52	to	36.97
IGS
	December 31, 2007	6,494,572	16.5529	to	22.7974	124,612,558	1.41	1.00	to	1.85	14.42	to	15.41
	December 31, 2006	7,850,731	14.4597	to	19.7805	131,169,208	0.68	1.00	to	1.85	23.72	to	24.78
	December 31, 2005	8,840,529	11.6819	to	15.8737	119,334,575	0.93	1.00	to	1.85	12.79	to	13.76
	December 31, 2004	9,969,224	10.3519	to	13.9724	119,165,042	0.56	1.00	to	1.85	16.73	to	17.75
	December 31, 2003	10,442,087	8.8633	to	11.8829	106,629,189	0.75	1.00	to	1.85	36.10	to	37.28
MI1
	December 31, 2007	18,793,055	10.8274	to	26.1320	211,701,396	0.76	1.15	to	2.35	4.83	to	9.23
	December 31, 2006	703,270	20.2099	to	24.7123	14,701,003	1.07	1.15	to	2.05	26.32	to	27.47
	December 31, 2005	661,889	15.9668	to	19.3959	10,873,687	0.88	1.15	to	1.85	12.81	to	13.62
	December 31, 2004	464,476	14.1533	to	17.0802	6,685,849	0.67	1.15	to	1.85	25.37	to	26.27
	December 31, 2003	399,293	11.2880	to	13.5336	4,572,074	0.68	1.15	to	1.85	30.74	to	31.67
MII
	December 31, 2007	4,858,869	18.4723	to	29.1921	113,714,035	1.65	1.00	to	1.85	5.35	to	6.27
	December 31, 2006	5,838,111	17.5246	to	27.5761	129,700,838	1.24	1.00	to	1.85	26.84	to	27.94
	December 31, 2005	5,984,457	13.8089	to	21.6372	105,062,829	1.11	1.00	to	1.85	13.09	to	14.07
	December 31, 2004	5,206,659	12.2041	to	19.0416	82,150,477	0.73	1.00	to	1.85	25.65	to	26.74
	December 31, 2003	4,579,850	9.7077	to	15.0821	58,724,401	1.02	1.15	to	1.85	31.16	to	32.29
M1B
	December 31, 2007	8,274,394	10.4829	to	16.1531	107,971,328	-	1.00	to	2.55	8.41	to	10.15
	December 31, 2006	6,763,495	9.6001	to	14.6951	78,640,745	-	1.00	to	2.55	4.68	to	6.34
	December 31, 2005	7,285,892	9.1054	to	13.8464	78,659,290	0.28	1.00	to	2.55	1.51	to	3.12
	December 31, 2004	7,277,585	8.9065	to	13.4550	75,706,711	-	1.00	to	2.55	6.56	to	8.26
	December 31, 2003	6,650,621	8.2983	to	12.4536	61,950,966	-	1.00	to	2.55	10.66	to	21.62

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
MIS
	December 31, 2007	30,064,891	$7.0025	to	$12.6193	$286,174,371	0.36%	1.00%	to	1.85%	9.46%	to	10.41%
	December 31, 2006	35,387,641	6.3943	to	11.4456	309,578,994	0.10	1.00	to	1.85	5.68	to	6.59
	December 31, 2005	43,809,878	6.0476	to	10.7527	365,666,252	0.52	1.00	to	1.85	2.45	to	3.33
	December 31, 2004	52,900,145	5.9002	to	10.4204	431,900,622	0.07	1.00	to	1.85	7.58	to	8.51
	December 31, 2003	61,247,213	5.4818	to	9.6165	464,658,182	-	1.00	to	1.85	21.11	to	22.15
MFL
	December 31, 2007	19,982,665	11.9080	to	17.2918	310,717,943	1.00	1.00	to	2.55	2.98	to	4.63
	December 31, 2006	19,922,745	11.4804	to	16.5607	295,643,335	0.60	1.00	to	2.55	10.17	to	11.91
	December 31, 2005	14,452,676	10.3470	to	14.8278	185,054,959	0.84	1.00	to	2.55	4.69	to	6.35
	December 31, 2004	7,171,814	9.8134	to	13.9709	75,087,391	0.83	1.00	to	2.25	9.16	to	14.32
	December 31, 2003	7,446,726	8.9484	to	12.6554	69,845,786	0.92	1.00	to	2.30	19.64	to	21.23
MIT
	December 31, 2007	36,869,229	9.9446	to	35.4439	616,787,038	1.18	1.00	to	1.85	3.98	to	4.88
	December 31, 2006	47,922,260	9.5591	to	33.9245	759,598,902	0.82	1.00	to	1.85	11.21	to	12.17
	December 31, 2005	59,467,044	8.5910	to	30.3594	858,600,168	0.97	1.00	to	1.85	5.72	to	6.63
	December 31, 2004	71,195,865	8.1222	to	28.5811	993,646,065	1.03	1.00	to	1.85	9.91	to	10.86
	December 31, 2003	82,105,319	7.3861	to	25.8800	1,068,836,521	1.14	1.00	to	1.85	20.56	to	21.61
MC1
	December 31, 2007	2,822,330	8.2136	to	18.1607	31,670,209	-	1.00	to	2.55	6.78	to	8.49
	December 31, 2006	3,386,735	7.6371	to	16.7744	35,351,366	-	1.00	to	2.55	(0.40)	to	1.18
	December 31, 2005	3,978,465	7.6135	to	16.6129	40,389,836	-	1.00	to	2.55	0.16	to	1.75
	December 31, 2004	4,467,480	7.5470	to	16.3597	44,072,943	-	1.00	to	2.55	11.36	to	13.14
	December 31, 2003	4,289,811	6.7284	to	14.4891	36,228,952	-	1.00	to	2.55	21.51	to	35.96
MCS
	December 31, 2007	7,235,851	5.8323	to	6.3480	44,914,140	-	1.15	to	1.85	7.80	to	8.59
	December 31, 2006	9,323,613	5.4047	to	5.8972	53,469,128	-	1.15	to	1.85	0.45	to	1.18
	December 31, 2005	12,048,420	5.3749	to	5.7777	68,651,430	-	1.15	to	1.85	1.20	to	1.93
	December 31, 2004	14,935,080	5.3057	to	5.6681	83,825,087	-	1.15	to	1.85	12.50	to	13.32
	December 31, 2003	15,334,959	4.7114	to	5.0019	76,141,789	-	1.15	to	1.85	35.33	to	36.31
MCV
	December 31, 2007	1,314,251	13.7171	to	19.0418	21,843,631	-	1.15	to	2.55	(1.00)	to	0.43
	December 31, 2006	1,467,221	13.7842	to	18.9695	24,368,309	-	1.15	to	2.55	8.19	to	9.74
	December 31, 2005	1,682,084	12.6762	to	17.2950	25,549,351	-	1.15	to	2.55	4.67	to	6.17
	December 31, 2004	1,649,863	12.0488	to	16.2981	23,975,740	-	1.15	to	2.55	18.64	to	20.35
	December 31, 2003	1,271,769	10.1039	to	13.5495	15,678,656	0.03	1.15	to	2.55	22.81	to	30.39
MM1
	December 31, 2007	21,267,373	9.9894	to	10.7777	219,489,293	4.47	1.00	to	2.55	1.91	to	3.54
	December 31, 2006	15,330,003	9.7773	to	10.4095	153,918,543	4.28	1.00	to	2.55	1.68	to	3.29
	December 31, 2005	11,958,338	9.5912	to	10.1022	117,199,576	2.49	1.00	to	2.55	(0.14)	to	1.44
	December 31, 2004	8,633,307	9.5804	to	9.9889	84,038,433	0.64	1.00	to	2.55	(2.00)	to	(0.11)
	December 31, 2003	4,896,722	9.7496	to	9.9778	48,317,367	0.38	1.00	to	2.55	(1.93)	to	(0.63)
MMS
	December 31, 2007	14,742,422	10.7767	to	16.0468	188,524,112	4.78	1.00	to	1.85	2.90	to	3.80
	December 31, 2006	14,751,948	10.3731	to	13.9040	182,628,575	4.56	1.00	to	1.85	2.66	to	3.55
	December 31, 2005	15,938,732	10.1733	to	13.4788	191,927,367	2.67	1.00	to	1.85	0.82	to	1.70
	December 31, 2004	19,134,186	10.0645	to	13.3052	228,260,816	0.80	1.00	to	1.85	(1.04)	to	(0.19)
	December 31, 2003	27,710,277	10.1449	to	13.3815	333,687,915	0.64	1.00	to	1.85	(1.23)	to	(0.38)
M1A
	December 31, 2007	9,051,054	10.5672	to	17.0170	138,196,204	-	1.00	to	2.55	(0.35)	to	1.25
	December 31, 2006	8,544,360	10.5494	to	16.8413	128,060,378	-	1.00	to	2.55	10.02	to	11.77
	December 31, 2005	6,422,025	9.5394	to	15.0983	82,239,579	-	1.00	to	2.55	2.29	to	3.91
	December 31, 2004	4,707,914	9.2786	to	14.5596	54,151,676	-	1.00	to	2.55	4.47	to	26.21
	December 31, 2003	3,069,941	8.8358	to	13.7450	28,856,139	-	1.00	to	2.30	22.94	to	33.66
NWD
	December 31, 2007	8,362,104	8.6186	to	17.1469	99,019,794	-	1.00	to	1.85	0.65	to	1.53
	December 31, 2006	10,624,368	8.5367	to	16.9125	125,408,472	-	1.00	to	1.85	11.08	to	12.04
	December 31, 2005	12,797,342	7.6617	to	15.1157	137,501,927	-	1.00	to	1.85	3.27	to	4.16
	December 31, 2004	15,598,558	7.3969	to	14.5325	164,314,000	-	1.00	to	1.85	5.49	to	6.41
	December 31, 2003	17,567,342	6.9904	to	13.6762	176,434,664	-	1.00	to	1.85	32.79	to	33.94
RE1
	December 31, 2007	1,853,837	12.4596	to	19.0382	28,036,878	0.61	1.10	to	2.30	10.36	to	11.72
	December 31, 2006	2,112,711	11.2383	to	17.0586	28,453,629	0.42	1.10	to	2.30	7.79	to	9.11
	December 31, 2005	2,260,668	10.3786	to	15.6503	27,431,958	0.37	1.10	to	2.25	5.29	to	6.53
	December 31, 2004	2,212,955	9.8168	to	14.7062	24,899,828	0.76	1.10	to	2.10	13.05	to	17.40
	December 31, 2003	1,658,552	8.6571	to	12.8834	15,941,604	0.54	1.10	to	2.15	15.22	to	23.64

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
RES
	December 31, 2007	14,094,806	$8.6654	to	$28.7651	$257,818,176	0.84%	1.15%	to	1.85%	11.13%	to	11.94%
	December 31, 2006	18,185,522	7.7933	to	25.7598	297,727,331	0.66	1.15	to	1.85	8.52	to	9.30
	December 31, 2005	23,187,138	7.1781	to	23.6255	352,950,696	0.58	1.15	to	1.85	6.02	to	6.78
	December 31, 2004	28,414,936	6.7673	to	22.1793	416,020,180	0.93	1.15	to	1.85	13.68	to	14.51
	December 31, 2003	34,114,618	5.9499	to	19.4171	449,074,479	0.86	1.15	to	1.85	23.00	to	23.89
RG1
	December 31, 2007	2,707,973	10.8166	to	18.7295	34,458,186	0.16	1.00	to	2.25	6.17	to	8.99
	December 31, 2006	979,416	12.3578	to	17.4884	12,643,624	0.41	1.00	to	2.05	11.12	to	12.31
	December 31, 2005	870,283	11.1213	to	15.6035	9,951,870	0.44	1.10	to	2.05	4.21	to	5.22
	December 31, 2004	905,199	10.6715	to	14.8441	9,872,571	0.47	1.10	to	2.05	11.94	to	13.03
	December 31, 2003	919,450	9.5333	to	13.1465	8,883,437	0.59	1.10	to	2.05	24.88	to	26.09

RGS
	December 31, 2007	14,862,669	11.5494	to	17.6526	208,241,408	0.23	1.00	to	1.85	6.69	to	7.62
	December 31, 2006	6,003,584	10.8138	to	16.4253	77,970,401	0.60	1.00	to	1.85	11.64	to	12.60
	December 31, 2005	6,688,530	9.7530	to	14.6071	78,190,704	0.69	1.00	to	1.85	4.59	to	5.49
	December 31, 2004	7,171,116	9.2426	to	13.8656	80,437,148	0.67	1.00	to	1.85	12.50	to	13.48
	December 31, 2003	7,761,504	8.2069	to	12.2587	77,446,938	0.77	1.15	to	1.85	25.50	to	26.59
RI1
	December 31, 2007	7,944,489	18.5446	to	25.6706	191,456,875	0.92	1.00	to	2.55	9.92	to	11.67
	December 31, 2006	6,902,034	16.7358	to	23.0340	148,626,673	0.93	1.00	to	2.55	24.02	to	25.98
	December 31, 2005	5,123,155	13.4517	to	18.3201	87,231,876	0.59	1.15	to	2.55	13.24	to	14.86
	December 31, 2004	4,045,282	11.8126	to	15.9581	59,726,643	0.38	1.15	to	2.55	17.87	to	19.57
	December 31, 2003	2,221,110	10.6762	to	13.3535	27,027,191	0.26	1.15	to	2.55	25.72	to	31.87
RIS
	December 31, 2007	5,162,219	15.7747	to	28.1322	98,199,663	1.14	1.15	to	1.85	11.05	to	11.86
	December 31, 2006	6,522,015	14.1980	to	25.1497	111,472,872	1.14	1.15	to	1.85	25.12	to	26.03
	December 31, 2005	6,756,158	11.3347	to	19.9559	91,829,693	0.79	1.15	to	1.85	14.41	to	15.24
	December 31, 2004	7,228,881	9.8769	to	17.3169	85,264,194	0.48	1.15	to	1.85	18.95	to	19.82
	December 31, 2003	7,413,002	8.2779	to	14.4526	73,292,770	0.61	1.15	to	1.85	31.38	to	32.34
SG1
	December 31, 2007 (j)	-	-		-	-	-	1.15	to	2.55	6.26	to	6.98
	December 31, 2006	2,994,133	9.0166	to	15.4698	38,158,701	-	1.15	to	2.55	3.67	to	5.15
	December 31, 2005	3,249,303	8.6358	to	14.7193	39,158,679	0.12	1.15	to	2.55	(1.40)	to	0.01
	December 31, 2004	3,351,218	8.6962	to	14.7251	40,429,490	-	1.00	to	2.55	3.86	to	5.51
	December 31, 2003	2,600,189	8.3133	to	13.9839	29,290,904	-	1.00	to	2.55	13.46	to	25.78
SGS
	December 31, 2007 (j)	-	-		-	-	0.11	1.00	to	1.85	6.78	to	7.22
	December 31, 2006	4,617,313	5.8000	to	7.7263	30,067,773	-	1.00	to	1.85	4.61	to	5.52
	December 31, 2005	5,803,755	5.5414	to	7.3504	36,169,909	0.34	1.00	to	1.85	(0.47)	to	0.39
	December 31, 2004	7,207,008	5.5648	to	7.3502	45,009,582	-	1.00	to	1.85	4.84	to	5.75
	December 31, 2003	7,977,749	5.3050	to	6.9772	47,472,900	-	1.00	to	1.85	25.18	to	26.25
SI1
	December 31, 2007	1,425,992	12.5520	to	13.6707	18,942,966	5.10	1.15	to	2.30	0.85	to	2.04
	December 31, 2006	1,662,083	11.2160	to	13.5062	21,695,648	5.71	1.15	to	2.30	4.01	to	5.23
	December 31, 2005	1,805,113	11.9667	to	12.7313	22,487,758	6.66	1.15	to	2.30	(0.72)	to	0.44
	December 31, 2004	1,930,592	12.0538	to	12.6752	24,035,088	5.67	1.15	to	2.25	5.34	to	6.59
	December 31, 2003	1,775,616	11.4507	to	11.8921	20,856,822	4.05	1.15	to	2.25	9.89	to	11.18
SIS
	December 31, 2007	3,392,931	13.4684	to	14.6222	48,007,878	5.51	1.15	to	1.85	1.56	to	2.30
	December 31, 2006	3,797,869	13.2544	to	14.2929	52,671,180	6.07	1.15	to	1.85	4.74	to	5.50
	December 31, 2005	4,397,877	12.6479	to	13.5477	58,018,808	7.12	1.15	to	1.85	0.01	to	0.73
	December 31, 2004	4,922,159	12.6404	to	13.4491	64,706,617	4.80	1.15	to	1.85	6.04	to	6.81
	December 31, 2003	5,366,035	11.9144	to	12.5915	66,281,500	4.48	1.15	to	1.85	10.80	to	11.60
SVS
	December 31, 2007	511,648	11.5718	to	16.8871	7,210,023	1.52	1.15	to	2.35	(4.92)	to	(3.75)
	December 31, 2006	611,352	12.1335	to	17.5537	8,983,508	0.55	1.15	to	2.35	11.25	to	12.62
	December 31, 2005	796,494	10.8728	to	15.5949	10,531,335	0.75	1.15	to	2.30	(3.00)	to	(1.86)
	December 31, 2004	847,507	11.1803	to	15.8984	11,455,484	0.23	1.15	to	2.25	15.05	to	16.41
	December 31, 2003	696,940	9.6926	to	13.6640	8,170,754	0.09	1.15	to	2.30	24.10	to	25.56

(j)  Sub-Account closed on June 25, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
TE1
	December 31, 2007	314,493	$10.6793	to	$23.5856	$3,552,821	- %	1.15%	to	2.05%	17.53%	to	18.61%
	December 31, 2006	332,775	9.0680	to	19.8947	3,147,970	-	1.15	to	1.85	19.35	to	20.20
	December 31, 2005	419,282	7.5980	to	16.5602	3,377,159	-	1.15	to	1.85	4.07	to	4.81
	December 31, 2004	482,254	7.3009	to	15.8084	3,633,413	-	1.15	to	1.85	(0.13)	to	0.79
	December 31, 2003	547,602	7.2956	to	15.6925	4,095,386	-	1.15	to	2.05	42.38	to	43.69
TEC
	December 31, 2007	4,080,642	4.8154	to	5.4664	21,166,638	-	1.15	to	1.85	17.99	to	18.83
	December 31, 2006	4,306,342	4.0772	to	4.6453	18,818,345	-	1.15	to	1.85	19.72	to	20.57
	December 31, 2005	5,244,561	3.4021	to	3.8152	18,988,564	-	1.15	to	1.85	4.23	to	4.99
	December 31, 2004	6,675,608	3.2606	to	3.6344	23,074,612	-	1.15	to	1.85	0.54	to	1.27
	December 31, 2003	8,298,127	3.2398	to	3.5893	28,352,273	-	1.00	to	2.50	42.71	to	43.74
MFJ
	December 31, 2007	57,895,390	12.2852	to	15.4222	840,502,026	2.67	1.00	to	2.55	1.41	to	3.03
	December 31, 2006	53,249,495	12.0173	to	14.9995	751,331,290	2.50	1.00	to	2.55	9.06	to	10.79
	December 31, 2005	49,480,358	10.9837	to	13.5657	629,492,828	2.32	1.00	to	2.55	0.20	to	1.79
	December 31, 2004	35,062,662	10.9007	to	13.3545	433,233,722	2.17	1.00	to	2.55	8.30	to	10.03
	December 31, 2003	21,048,945	10.2866	to	12.1619	231,480,462	2.74	1.00	to	2.50	9.69	to	15.66
TRS
	December 31, 2007	39,711,318	13.6838	to	42.0157	899,656,744	3.01	1.15	to	1.85	2.38	to	3.13
	December 31, 2006	49,201,194	13.3518	to	34.0206	1,081,166,349	2.82	1.15	to	1.85	10.15	to	10.95
	December 31, 2005	61,210,836	12.1091	to	30.7387	1,229,097,435	2.66	1.15	to	1.85	1.12	to	1.85
	December 31, 2004	70,122,337	11.9625	to	30.2533	1,417,695,061	2.52	1.00	to	1.85	9.40	to	10.35
	December 31, 2003	77,917,832	10.9232	to	27.5211	1,465,467,127	3.35	1.00	to	1.85	14.98	to	15.98
MFE
	December 31, 2007	3,613,171	21.1610	to	36.5673	109,039,810	1.09	1.00	to	2.35	25.25	to	26.99
	December 31, 2006	2,880,540	16.8080	to	28.8532	64,951,521	2.61	1.00	to	2.35	28.87	to	30.65
	December 31, 2005	2,310,367	12.9764	to	22.1297	37,623,081	0.76	1.00	to	2.30	14.35	to	15.81
	December 31, 2004	1,823,681	11.3020	to	19.1479	24,246,657	1.74	1.00	to	2.25	21.17	to	28.71
	December 31, 2003	1,653,827	8.8571	to	14.9068	15,912,021	2.77	1.00	to	2.30	32.90	to	34.67
UTS
	December 31, 2007	11,423,450	17.6690	to	55.8021	329,601,898	1.34	1.15	to	1.85	26.19	to	27.11
	December 31, 2006	14,522,188	13.9930	to	44.0096	327,399,609	2.98	1.15	to	1.85	29.84	to	30.78
	December 31, 2005	16,956,503	10.7441	to	33.7338	299,205,027	0.99	1.15	to	1.85	15.13	to	15.96
	December 31, 2004	18,353,815	9.3039	to	29.1618	285,330,031	1.95	1.15	to	1.85	27.96	to	28.89
	December 31, 2003	20,380,385	7.2490	to	22.6819	249,989,394	3.17	1.15	to	1.85	33.74	to	34.71
MV1
	December 31, 2007	8,166,089	14.7056	to	19.6462	138,202,958	1.35	1.00	to	2.55	4.91	to	6.59
	December 31, 2006	8,782,638	13.9154	to	18.4691	138,689,478	1.28	1.00	to	2.55	17.59	to	19.46
	December 31, 2005	9,478,274	11.7960	to	15.4922	124,900,820	1.19	1.00	to	2.55	3.64	to	5.28
	December 31, 2004	9,411,407	11.3265	to	14.7447	117,692,787	1.14	1.00	to	2.55	12.24	to	14.03
	December 31, 2003	7,717,616	10.0399	to	12.9572	83,091,042	1.35	1.00	to	2.55	18.88	to	23.84
MVS
	December 31, 2007	13,437,738	15.0910	to	21.5393	258,734,352	1.62	1.15	to	1.85	5.92	to	6.69
	December 31, 2006	17,360,967	14.2333	to	20.1884	314,343,755	1.54	1.15	to	1.85	18.73	to	19.59
	December 31, 2005	20,463,991	11.9762	to	16.8820	311,868,666	1.40	1.15	to	1.85	4.63	to	5.39
	December 31, 2004	22,855,509	11.4346	to	16.0188	332,260,043	1.30	1.00	to	1.85	13.38	to	14.36
	December 31, 2003	23,811,669	10.0749	to	14.0264	304,199,758	1.63	1.15	to	1.85	23.00	to	24.06
OBV
	December 31, 2007 (k)	199,285	10.2449	to	10.3095	2,048,287	0.09	1.35	to	2.10	2.45	to	3.10
OCA
	December 31, 2007	2,405,555	13.4033	to	18.1418	41,294,194	0.01	1.30	to	2.55	10.94	to	12.37
	December 31, 2006	2,590,414	11.9843	to	16.1528	39,813,448	0.18	1.30	to	2.55	4.94	to	6.29
	December 31, 2005	2,328,976	11.4153	to	15.2053	33,917,242	0.71	1.30	to	2.55	2.20	to	3.50
	December 31, 2004	2,178,624	12.2953	to	14.6981	30,806,058	0.22	1.25	to	2.55	3.89	to	5.17
	December 31, 2003	1,528,490	11.8349	to	13.9752	20,450,955	0.02	1.35	to	2.55	18.35	to	28.93
OGG
	December 31, 2007	2,653,815	16.1268	to	16.8504	43,790,664	1.05	1.30	to	2.30	3.63	to	4.69
	December 31, 2006	1,996,825	15.4407	to	16.0948	31,585,162	0.68	1.30	to	2.30	14.67	to	15.84
	December 31, 2005	991,457	13.5710	to	13.8938	13,587,975	0.67	1.30	to	2.30	11.44	to	12.58
	December 31, 2004 (d)	514,788	12.1774	to	12.3035	6,301,890	0.10	1.25	to	2.30	16.14	to	17.27
(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(k)  For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
OMG
	December 31, 2007	44,367,479	$13.1710	to	$16.5411	$706,504,514	0.74%	1.30%	to	2.55%	1.48%	to	2.79%
	December 31, 2006	31,198,650	12.9188	to	16.1003	484,702,859	0.79	1.30	to	2.55	11.84	to	13.27
	December 31, 2005	17,938,766	11.4982	to	14.2212	246,848,978	0.91	1.30	to	2.55	3.05	to	4.37
	December 31, 2004	8,686,835	11.1107	to	13.6327	114,799,188	0.25	1.25	to	2.55	6.36	to	11.40
	December 31, 2003	509,155	11.8023	to	12.6618	6,365,427	0.19	1.35	to	2.30	16.55	to	24.73
OMS
	December 31, 2007	870,402	14.5452	to	20.1827	17,001,852	0.17	1.30	to	2.30	(3.67)	to	(2.68)
	December 31, 2006	925,673	14.9139	to	20.7493	18,678,581	0.02	1.30	to	2.30	12.03	to	13.17
	December 31, 2005	595,796	13.3787	to	18.3437	10,694,455	-	1.35	to	2.30	7.20	to	8.24
	December 31, 2004	489,698	15.2353	to	16.9475	8,170,089	-	1.25	to	2.30	16.43	to	17.57
	December 31, 2003	236,889	13.7917	to	14.4153	3,383,961	-	1.35	to	2.30	30.85	to	42.30
PMB
	December 31, 2007	635,006	13.1766	to	20.5534	12,385,714	5.76	1.30	to	2.25	3.43	to	4.44
	December 31, 2006	534,239	12.6765	to	19.6898	9,997,829	5.39	1.30	to	2.25	6.82	to	7.86
	December 31, 2005	290,180	11.8652	to	18.2643	5,141,808	5.13	1.35	to	2.25	8.30	to	9.29
	December 31, 2004 (d)	96,856	15.8431	to	16.7115	1,583,863	4.20	1.25	to	2.25	9.59	to	10.61
PLD
	December 31, 2007	80,692,069	10.3597	to	10.8883	864,760,462	4.75	1.30	to	2.55	4.62	to	5.97
	December 31, 2006	45,681,184	9.9020	to	10.2799	463,694,126	4.25	1.30	to	2.55	1.33	to	2.63
	December 31, 2005	23,604,352	9.7717	to	10.0216	234,513,041	2.90	1.30	to	2.55	(1.56)	to	(0.30)
	December 31, 2004 (d)	11,851,375	9.9261	to	10.0564	118,663,580	1.46	1.25	to	2.55	(0.75)	to	0.47
PRR
	December 31, 2007	4,125,528	11.0670	to	13.2982	53,416,156	4.64	1.30	to	2.35	8.05	to	9.22
	December 31, 2006	3,162,459	10.1108	to	12.1816	37,613,046	4.23	1.30	to	2.35	(1.65)	to	(0.59)
	December 31, 2005	2,712,386	10.2970	to	12.2602	32,648,274	2.84	1.30	to	2.30	(0.24)	to	0.77
	December 31, 2004	1,942,972	10.2697	to	12.1722	23,367,250	1.04	1.25	to	2.30	2.70	to	7.44
	December 31, 2003	997,936	11.1063	to	11.3288	11,220,537	1.66	1.35	to	2.30	6.35	to	7.38
PTR
	December 31, 2007	20,114,681	10.8948	to	12.3852	243,883,703	4.78	1.30	to	2.55	5.97	to	7.34
	December 31, 2006	6,231,960	10.2806	to	11.5442	70,316,909	4.41	1.30	to	2.55	1.21	to	2.51
	December 31, 2005	5,192,072	10.1577	to	11.2677	57,410,982	3.44	1.30	to	2.55	(0.15)	to	1.12
	December 31, 2004	4,491,441	10.1448	to	11.1480	49,373,803	1.90	1.25	to	2.55	1.45	to	3.47
	December 31, 2003	3,385,657	9.9532	to	10.7740	36,064,300	2.54	1.35	to	2.55	(0.47)	to	3.63
PRA
	December 31, 2007	340,476	11.0947	to	11.2797	3,802,578	8.56	1.35	to	2.25	5.88	to	6.86
	December 31, 2006	192,534	10.4068	to	10.5620	2,021,607	6.50	1.35	to	2.25	2.31	to	3.25
	December 31, 2005 (f)	18,761	10.2116	to	10.2236	191,646	4.67	1.35	to	2.05	2.12	to	2.24
PCR
	December 31, 2007	977,885	11.7108	to	11.9855	11,610,424	4.99	1.30	to	2.35	20.33	to	21.63
	December 31, 2006	494,790	9.7092	to	9.8541	4,852,130	6.00	1.30	to	2.30	(5.32)	to	(4.36)
	December 31, 2005 (f)	49,012	10.2856	to	10.3019	504,509	2.08	1.35	to	2.30	2.86	to	3.02
SSA
	December 31, 2007	643,565	11.5044	to	12.6500	7,577,757	0.69	1.30	to	2.30	(8.24)	to	(7.30)
	December 31, 2006	403,028	12.4447	to	13.6457	5,143,745	1.56	1.30	to	2.30	17.03	to	18.22
	December 31, 2005	146,395	10.7134	to	11.5423	1,582,621	-	1.30	to	2.30	(3.25)	to	(2.26)
	December 31, 2004 (d)	99,939	11.0730	to	11.1712	1,110,866	0.09	1.25	to	2.30	10.73	to	11.71
SVV
	December 31, 2007 (k)	2,540,048	10.5313	to	10.5978	26,839,611	0.52	1.35	to	2.10	5.31	to	5.98
LGF
	December 31, 2007	223,425	10.2859	to	10.4178	2,312,144	-	1.35	to	2.10	4.53	to	5.33
	December 31, 2006 (h)	80,896	9.8104	to	9.8937	797,765	-	1.35	to	2.10	(1.60)	to	(1.10)
IGB
	December 31, 2007	2,196,971	10.5929	to	11.0236	23,839,225	4.94	1.30	to	2.35	1.07	to	2.16
	December 31, 2006	821,108	10.4189	to	10.7963	8,748,658	5.05	1.30	to	2.30	2.73	to	3.78
	December 31, 2005	340,324	10.2177	to	10.4083	3,511,097	4.45	1.30	to	2.30	(0.60)	to	0.41
	December 31, 2004 (d)	67,201	10.2282	to	10.3705	694,126	4.32	1.25	to	2.30	2.28	to	3.71
VSC
	December 31, 2007 (k)	10,111,572	9.7546	to	9.8411	99,172,712	-	1.30	to	2.35	(2.45)	to	(1.59)

(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(f)   For the period October 31, 2005 (commencement of operations) through December 31, 2005.
(h)  For the period May 1, 2006 (commencement of operations) through December 31, 2006.
(k)  For the period March 5, 2007 (commencement of operations) through December 31, 2007.

Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun Life Financial Masters Extra, Sun Life Financial Masters Choice, Sun Life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts Included in Sun Life of Canada (U.S.) Variable Account F

Notes to Financial Statements - continued

(6) Financial Highlights - continued

		At December 31					For year ended December 31
							Investment
			Unit Value				Income	Expense Ratio			Total Return
		Units	lowest to highest			Net Assets	Ratio*	lowest to highest**			lowest to highest***
SRE
	December 31, 2007	10,404,402	$14.9817	to	$15.7163	$161,037,838	1.28%	1.30%	to	2.55%	(15.56)%	to	(14.47)%
	December 31, 2006	5,480,387	17.7423	to	18.3844	99,533,635	1.38	1.30	to	2.55	35.12	to	36.85
	December 31, 2005	3,596,058	13.1306	to	13.4410	47,926,006	1.38	1.30	to	2.55	6.58	to	7.95
	December 31, 2004 (d)	1,693,151	12.3194	to	12.4577	20,994,795	-	1.25	to	2.55	23.19	to	24.58
SC3
	December 31, 2007	608,427	19.3181	to	23.3818	13,338,079	1.33	1.35	to	2.55	(15.36)	to	(14.31)
	December 31, 2006	769,769	22.8241	to	27.3850	19,831,254	1.58	1.35	to	2.55	35.43	to	37.09
	December 31, 2005	967,700	16.8526	to	20.0460	18,256,525	1.61	1.35	to	2.55	6.88	to	8.19
	December 31, 2004	1,046,871	15.7675	to	18.5935	18,344,566	1.68	1.25	to	2.55	29.91	to	31.52
	December 31, 2003	960,307	12.1371	to	14.1883	12,836,641	-	1.35	to	2.55	21.37	to	34.11
CMM
	December 31, 2007	161,444	10.5037	to	10.7137	1,712,816	4.50	1.35	to	2.05	2.46	to	3.19
	December 31, 2006	119,244	10.1589	to	10.3821	1,230,135	4.30	1.35	to	2.05	2.21	to	2.93
	December 31, 2005 (e)	48,728	10.0463	to	10.0862	490,142	2.24	1.35	to	1.85	0.46	to	0.86
VLC
	December 31, 2007 (k)	1,104,540	9.8387	to	9.9008	10,902,301	-	1.35	to	2.10	(1.61)	to	(0.99)
WTF
	December 31, 2007	109,329	14.3426	to	14.7127	1,593,216	-	1.35	to	2.25	6.92	to	7.91
	December 31, 2006	76,127	13.3415	to	13.6344	1,031,416	0.29	1.35	to	2.25	17.02	to	18.09
	December 31, 2005 (e)	36,338	11.4820	to	11.5458	418,444	-	1.35	to	2.05	14.82	to	15.46
USC
	December 31, 2007	5,229	12.0360	to	12.1732	63,311	-	1.65	to	2.05	3.22	to	3.64
	December 31, 2006	2,650		11.7457		31,111	0.13		1.65			6.10
	December 31, 2005 (e)	699		11.0707		7,735	-		1.65			10.71

(d)  For the period February 2, 2004 (commencement of operations) through December 31, 2004.
(e)  For the period April 25, 2005 (commencement of operations) through December 31, 2005.
(k)  For the period March 5, 2007 (commencement of operations) through December 31, 2007.

* Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

** Ratio represents the annualized contract expenses of the Sub-Account, consisting primarily of mortaliy and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** Represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(7) Tax Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code (the “Code”), a variable contract, other than a contract issued in connection with certain types of employee benefit plans, is not treated as an annuity contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code which allows the contract owner to avoid current taxation of both current and built-up earnings of the contract. The Sponsor believes that the Sub-Account satisfies the current requirements of the regulations, and it intends that the Sub-Account will continue to meet such requirements.

Report of Independent Registered Public Accounting Firm

To the Participants in Regatta, Regatta Gold, Regatta Classic, Regatta Platinum, Regatta Extra, Regatta Access, Regatta Choice, Regatta Flex 4, Regatta Flex II, Regatta Choice II, Sun life Financial Masters Extra, Sun life Financial Masters Choice, Sun life Financial Masters Access, Sun Life Financial Masters Flex, Sun Life Financial Masters IV and Sun Life Financial Masters VII Sub-Accounts of Sun Life of Canada (U.S.) Variable Account F and the Board of Directors of Sun Life Assurance Company of Canada (U.S.) (the “Sponsor”):

We have audited the accompanying statements of condition of Arnhold First Eagle Overseas Variable Fund Sub-Account, Columbia Small Cap Value Fund Sub-Account, Columbia Marsico 21st Century Portfolio Sub-Account, Columbia Marsico 21st Century Fund, Class B Sub-Account, Columbia Marsico Growth Fund Class B Sub-Account, Columbia Marsico Growth Portfolio Sub-Account, Columbia Marsico International Opportunities Portfolio Sub-Account, Fidelity VIP Balanced Svc 2 Sub-Account, Fidelity VIP Freedom 2010 Portfolio Sub-Account, Fidelity VIP Freedom 2015 Portfolio Sub-Account, Fidelity VIP Freedom 2020 Portfolio Sub-Account, Fidelity VIP Mid Cap Svc 2 Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund Sub-Account, Franklin Templeton VIP Templeton Developing Markets Securities Fund Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund Class 2 Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund Sub-Account, Franklin Templeton VIP Franklin Income Securities Class 2 Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Class 2 Sub-Account, Lord Abbett All Value Portfolio Sub-Account, Lord Abbett Growth & Income Portfolio Sub-Account, Lord Abbett Growth Opportunities Portfolio Sub-Account, Lord Abbett Mid Cap Value Portfolio Sub-Account, MFS/Sun Life Bond S Class Sub-Account, MFS/Sun Life Bond Series Sub-Account, MFS/Sun Life Capital Appreciation S Class Sub-Account, MFS/Sun Life Capital Appreciation Series Sub-Account, MFS/Sun Life Capital Opportunities S Class Sub-Account, MFS/Sun Life Capital Opportunities Series Sub-Account, MFS/Sun Life Emerging Growth S Class Sub-Account, MFS/Sun Life Emerging Growth Series Sub-Account, MFS/Sun Life Emerging Markets Equity S Class Sub-Account, MFS/Sun Life Emerging Markets Equity Series Sub-Account, MFS/Sun Life Global Governments S Class Sub-Account, MFS/Sun Life Global Governments Series Sub-Account, MFS/Sun Life Global Growth S Class Sub-Account, MFS/Sun Life Global Growth Series Sub-Account, MFS/Sun Life Global Total Return S Class Sub-Account, MFS/Sun Life Global Total Return Series Sub-Account, MFS/Sun Life Government Securities S Class Sub-Account, MFS/Sun Life Government Securities Series Sub-Account,  MFS/Sun Life High Yield S Class Sub-Account, MFS/Sun Life High Yield Series Sub-Account, MFS/Sun Life International Growth S Class Sub-Account, MFS/Sun Life International Growth Series Sub-Account, MFS/Sun Life International Investors Trust S Class Sub-Account, MFS/Sun Life International Investors Trust Series Sub-Account, Massachusetts Investors Growth Stock S Class Sub-Account, Massachusetts Investors Growth Stock Series Sub-Account, Massachusetts Investors Trust S Class Sub-Account, Massachusetts Investors Trust Series Sub-Account, MFS/Sun Life Mid Cap Growth S Class Sub-Account, MFS/Sun Life Mid Cap Growth Series Sub-Account, MFS/Sun Life Mid Cap Value S Class Sub-Account, MFS/Sun Life Money Market S Class Sub-Account, MFS/Sun Life Money Market Series Sub-Account, MFS/Sun Life New Discovery S Class Sub-Account, MFS/Sun Life New Discovery Series Sub-Account, MFS/Sun Life Research S Class Sub-Account, MFS/Sun Life Research Series Sub-Account, MFS/Sun Life Research Growth and Income S Class Sub-Account, MFS/Sun Life Research Growth and Income Series Sub-Account, MFS/Sun Life Research International S Class Sub-Account, MFS/Sun Life Research International Series Sub-Account, MFS/Sun Life Strategic Growth S Class Sub-Account, MFS/Sun Life Strategic Growth Series Sub-Account, MFS/Sun Life Strategic Income S Class Sub-Account, MFS/Sun Life Strategic Income Series Sub-Account, MFS/Sun Life Strategic Value S Class Sub-Account, MFS/Sun Life Technology S Class Sub-Account, MFS/Sun Life Technology Series Sub-Account, MFS/Sun Life Total Return S Class Sub-Account, MFS/Sun Life Total Return Series Sub-Account, MFS/Sun Life Utilities S Class Sub-Account, MFS/Sun Life Utilities Series Sub-Account, MFS/Sun Life Value S Class Sub-Account, MFS/Sun Life Value Series Sub-Account, Oppenheimer VA Balanced VA Fund Sub-Account, Oppenheimer VA Capital Appreciation Fund Sub-Account, Oppenheimer VA Global Securities Fund Sub-Account, Oppenheimer VA Main Street Fund Sub-Account, Oppenheimer VA Main St. Small Cap Fund Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Sub-Account, PIMCO VIT Low Duration Portfolio Sub-Account, PIMCO VIT Real Return Portfolio Sub-Account, PIMCO VIT Total Return Portfolio Sub-Account, VIT All Asset Portfolio Sub-Account, VIT Commodity Real Return Strategy Portfolio Sub-Account, Sun Capital All Cap S Class Sub-Account, Sun Capital Davis Venture Value S Class Sub-Account, Sun Capital FI Large Cap Growth Fund Sub-Account, Sun Capital Investment Grade Bond S Class Sub-Account, Sun Capital Oppenheimer Main Street Small Cap S Class Sub-Account, Sun Capital Real Estate Fund S Class Sub-Account, Sun Capital Real Estate Fund Sub-Account, Sun Capital Money Market S Class Sub-Account, Van Kampen LIT Comstock II Sub-Account, Wanger Select Sub-Account, and Wanger U.S. Smaller Companies Sub-Account of Sun Life of Canada (U.S.) Variable Account F (collectively the “Sub-Accounts”), as of December 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Sponsor’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2007, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 18, 2008

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

A.	Condensed Financial Information - Accumulation Unit Values (Part A)

B.	Financial Statements of the Depositor (Part B)

	1.	Consolidated Statements of Income, Years Ended December 31, 2007, 2006 and 2005;
	2.	Consolidated Balance Sheets, December 31, 2007 and 2006,
	3.	Consolidated Statements of Comprehensive Income, Years Ended December 31, 2007, 2006 and 2005;
	4.	Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2007, 2006 and 2005;
	5.	Consolidated Statements of Cash Flows, Years Ended December 31, 2007, 2006 and 2005;
	6.	Notes to Consolidated Financial Statements; and
	7.	Report of Independent Registered Public Accounting Firm.

C.	Financial Statements of the Registrant (Part B)

	1.	Statement of Condition, December 31, 2007;
	2.	Statement of Operations, Year Ended December 31, 2007;
	3.	Statements of Changes in Net Assets, Years Ended December 31, 2007 and December 31, 2006;
	4.	Notes to Financial Statements; and
	5.	Report of Independent Registered Public Accounting Firm.

(b)	The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:

(1)
Resolution of Board of Directors of the depositor dated December 3, 1985 authorizing the establishment of the Registrant (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997);

(2)	Not Applicable;

(3)(a)
Distribution Agreement between the Depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(i)
Specimen Sales Operations and General Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(ii)
Specimen Broker-Dealer Supervisory and Service Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(3)(b)(iii)
Specimen Registered Representatives Agent Agreement (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998);

(4)(a)
Specimen Flexible Payment Combination Fixed/Variable Group Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed September 29, 1999);

(4)(b)
Specimen Certificate to be issued in connection with Contract filed as Exhibit 4(a) (Incorporated herein by reference to the Registration Statement on Form N-4, File No. 333-82957, filed September 29, 1999);

(4)(c)
Specimen Flexible Payment Combination Fixed/Variable Individual Annuity Contract (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed September 29, 1999);

(4)(d)	Specimen Qualified Plan Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed February 3, 2000);

(4)(e)
Specimen Revised Specification Page to be issued in connection with certificate (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82957, filed April 21, 2001);

(4)(f)
Specimen Revised Specification Page to be issued in connection with Individual Annuity Contract (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on Form N-4, File No. 333-82957, filed April 21, 2001);

(5)(a)
Specimen Application to be used with Contract filed as Exhibit 4(a) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed September 29, 1999);

(5)(b)
Specimen Application to be used with Certificate filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-82957, filed September 29, 1999);

(5)(c)
Specimen Revised Application to be used with Certificate, filed as Exhibit 4(b) and Contract filed as Exhibit 4(c) (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, File No. 333-82957, filed April 21, 2001);

(6)(a)	Certificate of Incorporation of the Depositor (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(6)(b)	By-Laws of the Depositor, as amended March 19, 2004 (Incorporated herein by reference to Depositor's Form 10-K, File No. 333-82824, filed on March 29, 2004);

(7)	Not Applicable;

(8)(a)
Participation Agreement by and between The Alger American Fund, the Depositor, and Fred Alger and Company, Incorporated (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(b)
Participation Agreement dated February 17, 1998 by and between Goldman Sachs Variable, Insurance Trust, Goldman Sachs & Co. and the Depositor (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(c)
Participation Agreement between Depositor and J.P. Morgan Services Trust II (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(d)
Amended and Restated Participation Agreement by and among MFS/Sun Life Services Trust, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(e)
Participation Agreement dated February 17, 1998 by and among OCC Accumulation Trust, the Depositor and OCC Distributors (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(f)
Participation Agreement dated February, 1998 by and among the Depositor, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, File No. 33-41628, filed April 26, 1999);

(8)(g)
Participation Agreement dated February 17, 1998 by and among the Depositor, AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement in Form N-4, File No. 333-82957, filed February 3, 2000);

(8)(h)
Amended and Restated Participation Agreement dated December 18, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration on Form N-4, File No. 333-83516, filed on April 28, 2005);

(8)(i)
Participation Agreement dated April 30, 2001 by and among Rydex Variable Trust, Rydex Distributors, Inc., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(8)(j)
Amended and Restated Participation Agreement dated September 1, 2004 by and among Sun Life Assurance Company of Canada (U.S.), Variable Insurance Products Fund, and Fidelity Distributors Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-83516, filed April 28, 2005);

(8)(k)
Participation Agreement dated May 1, 2001 by and among Sun Life Assurance Company of Canada (U.S.), the Depositor, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-82957, filed July 27, 2001);

(9)
Opinion of Counsel as to the legality of the securities being registered and Consent to its use (Incorporated by reference to the Registration Statement on Form N-4, File No. 333-82957, filed July 15, 1999);

(10)(a)	Consent of Independent Registered Public Accounting Firm;*

(10)(b)	Representation of Counsel pursuant to Rule 485(b);*

(11)	Financial Statement Schedules I and VI (Incorporated herein by reference to the Depositor's Form 10-K Annual Report for the fiscal year ended December 31, 2007, filed on March 27, 2008);

(12)	Not Applicable;

(13)
Schedule for Computation of Performance Quotations (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, File No. 33-41628, filed on April 29, 1998);

(14)	Not Applicable;

(15)(a)	Powers of Attorney;*

(15)(b)
Resolution of the Board of Directors of the depositor dated July 24, 2003, authorizing the use of powers of attorney for Officer signatures (Incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4, File No. 333-112506, filed on February 5, 2004);

(16)	Organizational Chart (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed on February 12, 2008).

* Filed herewith

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address*	Positions and Offices With Depositor

Thomas A. Bogart Sun Life Assurance Company of Canada 150 King Street West, SC 114D10 Toronto, Ontario Canada M5H 1J9	Director and Chairman
Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3358 Wellesley Hills, MA 02481	Senior Vice President and General Counsel and Director
Mary M. Fay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 4250 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Annuities and Director
Ronald H. Friesen Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3380 Wellesley Hills, MA 02481	Senior Vice President and Chief Financial Officer and Treasurer and Director
Richard P. McKenney Sun Life Assurance Company of Canada 150 King Street West, SC 105D10 Toronto, Ontario Canada M5H 1J9	Director
Robert C. Salipante Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3376 Wellesley Hills, MA 02481	President and Director
James M.A. Anderson Sun Life Assurance Company of Canada 150 King Street West, SC 104A25 Toronto, Ontario Canada M5H 1J9	Executive Vice President and Chief Investment Officer
Michael S. Bloom Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 1335 Wellesley Hills, MA 02481	Assistant Vice President and Senior Counsel and Secretary
Keith Gubbay Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3370 Wellesley Hills, MA 02481	Senior Vice President and Chief Actuary
Michael K. Moran Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3305 Wellesley Hills, MA 02481	Vice President and Chief Accounting Officer
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park, SC 3364 Wellesley Hills, MA 02481	Senior Vice President and General Manager, Sun Life Financial Distribution Group
John R. Wright Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park , SC 2163 Wellesley Hills, MA 02481	Executive Vice President, Sun Life Financial U.S. Operations

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), which is ultimately controlled by Sun Life Financial Inc.

The organization chart of Sun Life Financial is incorporated by reference to Pre-Effective Amendment No. 25 to the Registration Statement on Form N-4, File No. 333-83516, filed February 12, 2008.

None of the companies listed in Exhibit 16 is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2008, there were 2,469 qualified and 3,529 non-qualified Contracts issued and outstanding.

Item 28. INDEMNIFICATION

Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITERS

(a) Clarendon Insurance Agency, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, G, I, and K, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C, D, and N, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, and Total Return Variable Account.

Name and Principal	Position and Offices
Business Address*	with Underwriter

James J. Cahill	President
Michele G. Van Leer	Director
Scott M. Davis	Director
Mary M. Fay	Director
Michael S. Bloom	Secretary
Ann B. Teixeira	Assistant Vice President, Compliance
Kathleen T. Baron	Chief Compliance Officer
Michael L. Gentile	Vice President
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Alyssa Gair	Assistant Secretary
Michelle D'Albero	Counsel

*The principal business address of all directors and officers of the principal underwriter, is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481

(b) Inapplicable.

Item 30. LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Assurance Company of Canada (U.S.) at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, or at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

Item 31. MANAGEMENT SERVICES

Not Applicable. Item 32. UNDERTAKINGS

The Registrant hereby undertakes:

(a)
To file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;

(b)
To include either (1) as part of any application to purchase a Contract offered by the prospectus, a space that an Applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information;

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under SEC Form N-4 promptly upon written or oral request.

(d)
Representation with respect to Section 26(f)(2)(A) of the Investment Company Act of 1940: Sun Life Assurance Company of Canada (U.S.) represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management of the Securities and Exchange Commission to American Council of Life Insurance, Ref. No. IP-6-88, dated November 28, 1988, the requirements for which have been complied with by the Registrant.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 25th day of April, 2008.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F
(Registrant)

SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
(Depositor)

By: /s/ ROBERT C. SALIPANTE*
Robert C. Salipante, President

*By:	/s/ Sandra M. DaDalt
Sandra M. DaDalt
Assistant Vice President and Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Depositor, Sun Life Assurance Company of Canada (U.S.), and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Robert C. Salipante*	President and Director	April 25, 2008
Robert C. Salipante	(Principal Executive Officer)

/s/ Ronald H. Friesen*	Senior Vice President and Chief Financial Officer	April 25, 2008
Ronald H. Friesen	and Treasurer and Director
(Principal Financial Officer)

/s/ Michael K. Moran*	Vice President and Chief Accounting Officer	April 25, 2008
Michael K. Moran	(Principal Accounting Officer)

*By: /s/ Sandra M. DaDalt	Attorney-in-Fact for:	April 25, 2008
Sandra M. DaDalt	Thomas A. Bogart, Director
Scott M. Davis, Director
Mary M. Fay, Director
Richard P. McKenney, Director

*Sandra M. DaDalt has signed this document on the indicated date on behalf of the above Directors and Officers for the Depositor pursuant to powers or attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to the Registration Statement of Keyport Variable Account A on Form N-4 (File No. 333-112506) filed on or about February 5, 2004. Powers of attorney are included herein.

EXHIBIT INDEX

10(a) Consent of Independent Registered Public Accounting Firm

10(b) Representation of Counsel pursuant to Rule 485(b)

15(a) Powers of Attorney